UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652
Name of Registrant: Vanguard Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2014
Item 1: Schedule of Investments

Vanguard Value Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.8%)
EI du Pont de Nemours & Co.	3,021,642	216,833
Dow Chemical Co.	3,941,865	206,711
LyondellBasell Industries NV Class A	1,353,133	147,031
Freeport-McMoRan Inc.	3,431,079	112,025
PPG Industries Inc.	455,052	89,527
Air Products & Chemicals Inc.	632,524	82,342
International Paper Co.	1,408,879	67,260
Nucor Corp.	1,051,961	57,100
Mosaic Co.	1,066,663	47,371
CF Industries Holdings Inc.	163,927	45,772
Newmont Mining Corp.	1,645,627	37,932
Alcoa Inc.	1,943,940	31,278
Celanese Corp. Class A	513,008	30,021
Ashland Inc.	257,561	26,812
Huntsman Corp.	684,179	17,782
Reliance Steel & Aluminum Co.	244,417	16,718
Avery Dennison Corp.	313,191	13,984
Peabody Energy Corp.	894,023	11,068
Albemarle Corp.	128,758	7,584
International Flavors & Fragrances Inc.	66	6
		1,265,157
Consumer Goods (10.3%)
Procter & Gamble Co.	8,939,455	748,590
PepsiCo Inc.	4,974,162	463,045
Altria Group Inc.	6,547,675	300,800
Ford Motor Co.	12,569,422	185,902
Mondelez International Inc. Class A	5,288,227	181,201
General Motors Co.	4,238,327	135,372
Kimberly-Clark Corp.	1,234,646	132,811
Kraft Foods Group Inc.	1,961,393	110,623
Archer-Daniels-Midland Co.	2,131,717	108,931
General Mills Inc.	2,014,679	101,641
Johnson Controls Inc.	2,199,771	96,790
Reynolds American Inc.	1,051,958	62,065
Delphi Automotive plc	988,634	60,643
Kellogg Co.	831,999	51,251
ConAgra Foods Inc.	1,400,881	46,285
Genuine Parts Co.	480,049	42,105
Dr Pepper Snapple Group Inc.	645,293	41,499
Clorox Co.	425,169	40,833
Bunge Ltd.	459,388	38,694
Whirlpool Corp.	257,347	37,483
* TRW Automotive Holdings Corp.	367,032	37,162
Tyson Foods Inc. Class A	930,257	36,624
Molson Coors Brewing Co. Class B	477,540	35,548
Activision Blizzard Inc.	1,657,062	34,450
Coca-Cola Enterprises Inc.	729,952	32,381
Coach Inc.	907,271	32,308

	JM Smucker Co.	319,535	31,631
	Newell Rubbermaid Inc.	910,491	31,330
	Campbell Soup Co.	674,322	28,814
	Energizer Holdings Inc.	203,872	25,119
	Lear Corp.	267,552	23,119
	Stanley Black & Decker Inc.	257,956	22,904
	Hasbro Inc.	383,825	21,108
	PulteGroup Inc.	1,113,992	19,673
	Avon Products Inc.	1,434,848	18,079
	Mattel Inc.	555,980	17,041
	DR Horton Inc.	540,115	11,083
	Lennar Corp. Class A	285,323	11,079
*	Pilgrim's Pride Corp.	85,253	2,605
	Lennar Corp. Class B	1,431	46
			3,458,668
Consumer Services (7.5%)
	Wal-Mart Stores Inc.	5,320,828	406,884
	CVS Health Corp.	3,823,145	304,284
	Time Warner Inc.	2,680,838	201,626
	Lowe's Cos. Inc.	3,292,380	174,233
	Walgreen Co.	2,842,026	168,447
	McKesson Corp.	764,753	148,875
	Target Corp.	2,092,356	131,149
	Delta Air Lines Inc.	2,784,048	100,643
	Cardinal Health Inc.	1,110,768	83,219
	Kroger Co.	1,532,409	79,685
	Sysco Corp.	1,935,931	73,469
	Macy's Inc.	1,190,313	69,252
	Carnival Corp.	1,466,494	58,909
*	United Continental Holdings Inc.	1,232,536	57,670
	Omnicom Group Inc.	828,931	57,080
	AmerisourceBergen Corp. Class A	705,370	54,525
	Southwest Airlines Co.	1,131,590	38,214
	Kohl's Corp.	615,621	37,571
*	Liberty Media Corp.	679,935	31,950
	Best Buy Co. Inc.	920,732	30,927
	Royal Caribbean Cruises Ltd.	440,267	29,626
*	News Corp. Class A	1,601,420	26,183
	Safeway Inc.	760,223	26,076
	Staples Inc.	2,122,744	25,685
	Interpublic Group of Cos. Inc.	1,389,776	25,461
	Darden Restaurants Inc.	436,773	22,476
*	Hertz Global Holdings Inc.	738,890	18,761
*	Liberty Media Corp. Class A	310,306	14,640
	Aramark	421,980	11,098
*,^ Sears Holdings Corp.		43,772	1,104
*	News Corp. Class B	12,704	205
			2,509,927
Financials (22.0%)
	Wells Fargo & Co.	17,235,060	893,983
*	Berkshire Hathaway Inc. Class B	6,044,226	834,949
	JPMorgan Chase & Co.	12,418,074	748,065
	Bank of America Corp.	34,713,948	591,873
	Citigroup Inc.	9,507,813	492,695
	American International Group Inc.	4,710,403	254,456
	Goldman Sachs Group Inc.	1,381,745	253,647

US Bancorp	5,948,454	248,824
Morgan Stanley	4,861,066	168,047
MetLife Inc.	2,970,407	159,570
PNC Financial Services Group Inc.	1,784,678	152,733
Capital One Financial Corp.	1,853,178	151,256
Bank of New York Mellon Corp.	3,735,871	144,690
Prudential Financial Inc.	1,512,236	132,986
ACE Ltd.	1,053,186	110,448
Travelers Cos. Inc.	1,119,686	105,183
Discover Financial Services	1,525,556	98,231
State Street Corp.	1,327,473	97,715
BB&T Corp.	2,374,071	88,339
Allstate Corp.	1,429,861	87,751
CME Group Inc.	1,053,234	84,211
Aflac Inc.	1,419,984	82,714
Ameriprise Financial Inc.	617,621	76,202
Chubb Corp.	793,487	72,271
SunTrust Banks Inc.	1,753,860	66,699
Fifth Third Bancorp	2,753,092	55,117
Hartford Financial Services Group Inc.	1,477,602	55,041
Principal Financial Group Inc.	969,714	50,881
Northern Trust Corp.	738,840	50,263
M&T Bank Corp.	391,933	48,321
Lincoln National Corp.	866,098	46,406
Regions Financial Corp.	4,548,133	45,663
Progressive Corp.	1,756,367	44,401
Loews Corp.	1,006,314	41,923
KeyCorp	2,901,119	38,672
Annaly Capital Management Inc.	3,126,298	33,389
Comerica Inc.	595,936	29,713
XL Group plc Class A	877,248	29,098
Unum Group	844,400	29,030
CIT Group Inc.	617,422	28,377
Western Union Co.	1,750,667	28,081
* Ally Financial Inc.	1,189,249	27,519
Huntington Bancshares Inc.	2,715,432	26,421
American Capital Agency Corp.	1,164,035	24,736
Navient Corp.	1,387,589	24,574
Cincinnati Financial Corp.	513,024	24,138
FNF Group	868,040	24,079
* Arch Capital Group Ltd.	423,560	23,177
Torchmark Corp.	432,437	22,647
New York Community Bancorp Inc.	1,387,886	22,026
First Republic Bank	444,401	21,944
Willis Group Holdings plc	528,594	21,884
* Genworth Financial Inc. Class A	1,639,097	21,472
Voya Financial Inc.	529,615	20,708
Zions Bancorporation	669,785	19,464
Reinsurance Group of America Inc. Class A	226,995	18,189
Everest Re Group Ltd.	112,262	18,188
Legg Mason Inc.	345,662	17,684
PartnerRe Ltd.	157,755	17,336
NASDAQ OMX Group Inc.	392,294	16,641
WR Berkley Corp.	335,897	16,056
Hudson City Bancorp Inc.	1,566,060	15,222
Axis Capital Holdings Ltd.	319,123	15,104
People's United Financial Inc.	1,020,895	14,772

* Alleghany Corp.	25,757	10,770
* Synchrony Financial	408,864	10,038
Assurant Inc.	117,390	7,548
Santander Consumer USA Holdings Inc.	343,385	6,116
* Berkshire Hathaway Inc. Class A	14	2,897
Aon plc	238	21
* Markel Corp.	10	6
* FNFV Group	70	1
		7,363,292
Health Care (13.5%)
Johnson & Johnson	9,311,035	992,463
Pfizer Inc.	20,931,859	618,955
Merck & Co. Inc.	9,522,509	564,494
Bristol-Myers Squibb Co.	5,473,023	280,109
UnitedHealth Group Inc.	3,207,490	276,646
Eli Lilly & Co.	3,319,624	215,278
Abbott Laboratories	4,963,968	206,452
Medtronic Inc.	3,288,580	203,728
Baxter International Inc.	1,788,493	128,360
Covidien plc	1,416,759	122,564
WellPoint Inc.	905,704	108,340
Aetna Inc.	1,169,927	94,764
Cigna Corp.	870,375	78,934
* HCA Holdings Inc.	1,069,972	75,454
Becton Dickinson and Co.	632,935	72,034
Humana Inc.	509,373	66,366
St. Jude Medical Inc.	939,299	56,480
* Mylan Inc.	1,234,143	56,141
Zimmer Holdings Inc.	557,391	56,046
* Boston Scientific Corp.	4,373,880	51,656
* Endo International plc	506,806	34,635
* Mallinckrodt plc	375,541	33,855
Universal Health Services Inc. Class B	303,162	31,681
* Hospira Inc.	557,659	29,015
Quest Diagnostics Inc.	477,156	28,954
* Hologic Inc.	779,041	18,954
* CareFusion Corp.	334,164	15,121
Patterson Cos. Inc.	273,935	11,349
		4,528,828
Industrials (11.4%)
General Electric Co.	33,126,917	848,712
United Technologies Corp.	2,869,104	302,977
Honeywell International Inc.	2,454,203	228,535
Caterpillar Inc.	2,072,608	205,250
Lockheed Martin Corp.	890,646	162,792
Emerson Electric Co.	2,304,179	144,196
FedEx Corp.	890,676	143,800
Boeing Co.	1,070,666	136,381
General Dynamics Corp.	938,374	119,258
Norfolk Southern Corp.	1,022,086	114,065
CSX Corp.	3,299,389	105,778
Raytheon Co.	1,026,141	104,276
Eaton Corp. plc	1,574,319	99,765
Deere & Co.	1,201,522	98,513
Illinois Tool Works Inc.	1,158,204	97,776
Northrop Grumman Corp.	617,501	81,362

	TE Connectivity Ltd.	1,350,285	74,657
	Waste Management Inc.	1,461,894	69,484
	Tyco International Ltd.	1,463,251	65,217
	Parker-Hannifin Corp.	490,960	56,043
	Ingersoll-Rand plc	882,879	49,759
	Xerox Corp.	3,615,264	47,830
	Dover Corp.	549,576	44,147
	Rockwell Collins Inc.	445,641	34,983
	Fluor Corp.	522,756	34,915
	Republic Services Inc. Class A	822,448	32,092
	L-3 Communications Holdings Inc.	256,139	30,460
	Ball Corp.	457,321	28,935
	MeadWestvaco Corp.	555,968	22,761
	Xylem Inc.	603,506	21,418
*	Crown Holdings Inc.	458,304	20,404
*	Jacobs Engineering Group Inc.	417,137	20,365
	ADT Corp.	572,876	20,314
	Avnet Inc.	456,976	18,965
	Manpowergroup Inc.	263,213	18,451
*	Arrow Electronics Inc.	327,349	18,119
	Joy Global Inc.	329,884	17,992
	MDU Resources Group Inc.	608,040	16,910
	AGCO Corp.	278,428	12,657
	SPX Corp.	126,550	11,887
*	Owens-Illinois Inc.	270,905	7,057
	Owens Corning	183,066	5,812
	Timken Co.	134,531	5,703
	KBR Inc.	118	2
	TimkenSteel Corp.	32	2
			3,800,777
Oil & Gas (10.9%)
	Exxon Mobil Corp.	14,079,724	1,324,198
	Chevron Corp.	6,269,505	748,077
	ConocoPhillips	4,059,024	310,597
	Occidental Petroleum Corp.	2,573,687	247,460
	Phillips 66	1,845,147	150,029
	Apache Corp.	1,262,985	118,556
	Baker Hughes Inc.	1,435,308	93,381
	Devon Energy Corp.	1,282,214	87,421
	Hess Corp.	913,771	86,187
	Marathon Oil Corp.	2,225,866	83,670
	Valero Energy Corp.	1,741,916	80,599
	Marathon Petroleum Corp.	934,770	79,147
	Chesapeake Energy Corp.	1,976,956	45,450
	Murphy Oil Corp.	560,437	31,895
	HollyFrontier Corp.	656,070	28,657
	Tesoro Corp.	424,291	25,873
	OGE Energy Corp.	657,377	24,395
	Nabors Industries Ltd.	939,634	21,386
	Denbury Resources Inc.	1,162,773	17,477
	Energen Corp.	241,517	17,447
	Helmerich & Payne Inc.	169,094	16,549
	Noble Corp. plc	431,076	9,579
^	Diamond Offshore Drilling Inc.	226,876	7,775
			3,655,805

Technology (10.7%)
Microsoft Corp.	24,483,133	1,135,038
International Business Machines Corp.	3,293,238	625,155
Intel Corp.	16,343,786	569,091
Cisco Systems Inc.	16,910,625	425,640
Hewlett-Packard Co.	6,177,612	219,120
Corning Inc.	4,259,382	82,376
Broadcom Corp. Class A	1,784,887	72,145
Western Digital Corp.	733,764	71,410
Seagate Technology plc	1,024,385	58,667
Symantec Corp.	2,278,624	53,571
Motorola Solutions Inc.	745,195	47,156
Applied Materials Inc.	2,008,316	43,400
Computer Sciences Corp.	478,628	29,268
CA Inc.	1,027,965	28,721
Harris Corp.	349,579	23,212
* Synopsys Inc.	514,199	20,411
Garmin Ltd.	383,703	19,949
Marvell Technology Group Ltd.	1,344,617	18,125
* Nuance Communications Inc.	843,615	13,004
* IMS Health Holdings Inc.	275,021	7,203
		3,562,662
Telecommunications (4.3%)
Verizon Communications Inc.	13,685,955	684,161
AT&T Inc.	17,119,563	603,293
CenturyLink Inc.	1,881,546	76,936
* T-Mobile US Inc.	932,174	26,912
Frontier Communications Corp.	3,306,465	21,525
Windstream Holdings Inc.	1,989,124	21,443
* Sprint Corp.	2,595,839	16,458
		1,450,728
Utilities (5.5%)
Duke Energy Corp.	2,334,859	174,577
NextEra Energy Inc.	1,440,771	135,260
Dominion Resources Inc.	1,923,808	132,916
Southern Co.	2,957,395	129,090
Exelon Corp.	2,837,675	96,736
Spectra Energy Corp.	2,213,410	86,898
American Electric Power Co. Inc.	1,612,256	84,176
Sempra Energy	770,769	81,224
PPL Corp.	2,191,977	71,984
PG&E Corp.	1,555,287	70,050
Public Service Enterprise Group Inc.	1,669,033	62,155
Edison International	1,074,967	60,112
Consolidated Edison Inc.	966,322	54,752
Xcel Energy Inc.	1,667,855	50,703
FirstEnergy Corp.	1,386,899	46,558
Northeast Utilities	1,043,921	46,246
Entergy Corp.	592,597	45,826
DTE Energy Co.	584,009	44,431
NiSource Inc.	1,040,406	42,636
CenterPoint Energy Inc.	1,418,111	34,701
NRG Energy Inc.	1,115,198	33,991
Wisconsin Energy Corp.	744,302	32,005
Ameren Corp.	800,954	30,701
AES Corp.	2,147,430	30,451

American Water Works Co. Inc.			591,109	28,509
CMS Energy Corp.			912,443	27,063
Pepco Holdings Inc.			830,086	22,213
SCANA Corp.			421,872	20,929
Alliant Energy Corp.			366,226	20,293
Pinnacle West Capital Corp.			364,420	19,912
National Fuel Gas Co.			263,747	18,460
Integrys Energy Group Inc.			264,551	17,148
				1,852,706
Total Common Stocks (Cost $26,857,326)				33,448,550
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.109%		37,978,925	37,979

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 Federal Home Loan Bank Discount Notes	0.080%	10/3/14	3,000	3,000
[4,5] Federal Home Loan Bank Discount Notes	0.070%	12/10/14	2,000	2,000
				5,000
Total Temporary Cash Investments (Cost $42,978)				42,979
Total Investments (100.0%) (Cost $26,900,304)				33,491,529
Other Assets and Liabilities-Net (0.0%)[3]				(5,616)
Net Assets (100%)				33,485,913

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,202,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $4,436,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,900,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,448,550	—	—
Temporary Cash Investments	37,979	5,000	—
Futures Contracts—Liabilities[1]	(74)	—	—
Total	33,486,455	5,000	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2014	67	32,922	(180)
E-mini S&P 500 Index	December 2014	35	3,440	(16)
				(196)

Value Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $26,900,304,000. Net unrealized appreciation of investment securities for tax purposes was $6,591,225,000, consisting of unrealized gains of $7,054,375,000 on securities that had risen in value since their purchase and $463,150,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.8%)
Praxair Inc.	1,436,224	185,273
Ecolab Inc.	1,325,711	152,231
Sigma-Aldrich Corp.	586,167	79,725
Eastman Chemical Co.	659,795	53,371
Alcoa Inc.	2,887,365	46,458
CONSOL Energy Inc.	1,135,084	42,974
International Flavors & Fragrances Inc.	398,798	38,237
FMC Corp.	657,363	37,595
Airgas Inc.	329,509	36,460
* WR Grace & Co.	349,456	31,779
Westlake Chemical Corp.	197,103	17,067
Albemarle Corp.	215,714	12,705
^ Rayonier Advanced Materials Inc.	150	5
		733,880
Consumer Goods (9.9%)
Coca-Cola Co.	19,414,270	828,213
Philip Morris International Inc.	7,683,029	640,765
NIKE Inc. Class B	3,397,208	303,031
Colgate-Palmolive Co.	4,491,946	292,965
Monsanto Co.	2,580,072	290,284
VF Corp.	1,696,138	111,996
Lorillard Inc.	1,769,938	106,037
* Tesla Motors Inc.	398,060	96,601
Mead Johnson Nutrition Co.	994,254	95,667
Estee Lauder Cos. Inc. Class A	1,151,218	86,019
Keurig Green Mountain Inc.	598,826	77,925
* Constellation Brands Inc. Class A	789,155	68,783
* Michael Kors Holdings Ltd.	959,010	68,464
Hershey Co.	713,275	68,068
* Monster Beverage Corp.	698,569	64,038
Harley-Davidson Inc.	1,069,108	62,222
* Under Armour Inc. Class A	858,162	59,299
BorgWarner Inc.	1,123,409	59,103
Hanesbrands Inc.	489,532	52,595
* Electronic Arts Inc.	1,460,040	51,992
Ralph Lauren Corp. Class A	300,172	49,447
PVH Corp.	405,947	49,180
Church & Dwight Co. Inc.	657,087	46,101
Brown-Forman Corp. Class B	508,868	45,910
Polaris Industries Inc.	291,810	43,710
* Mohawk Industries Inc.	304,408	41,040
Leucadia National Corp.	1,545,943	36,855
McCormick & Co. Inc.	549,548	36,765
* Jarden Corp.	598,724	35,989
* LKQ Corp.	1,342,040	35,685
Stanley Black & Decker Inc.	385,516	34,230
Hormel Foods Corp.	651,986	33,506
* WABCO Holdings Inc.	293,924	26,732

Mattel Inc.	831,571	25,488
* NVR Inc.	19,579	22,125
* lululemon athletica Inc.	513,861	21,587
* Fossil Group Inc.	208,155	19,546
Lennar Corp. Class A	427,876	16,614
DR Horton Inc.	806,289	16,545
^ Herbalife Ltd.	315,890	13,820
Coty Inc. Class A	362,301	5,996
Coach Inc.	972	35
PulteGroup Inc.	1,206	21
Nu Skin Enterprises Inc. Class A	180	8
Lennar Corp. Class B	180	6
		4,141,008
Consumer Services (19.6%)
Walt Disney Co.	7,598,229	676,470
Home Depot Inc.	6,619,659	607,288
Comcast Corp. Class A	10,952,444	589,022
* Amazon.com Inc.	1,817,943	586,178
McDonald's Corp.	4,829,432	457,878
* eBay Inc.	5,494,175	311,135
* Priceline Group Inc.	257,948	298,853
Costco Wholesale Corp.	2,155,614	270,142
Starbucks Corp.	3,509,845	264,853
Twenty-First Century Fox Inc. Class A	7,049,519	241,728
* DIRECTV	2,470,097	213,713
Time Warner Cable Inc.	1,374,754	197,263
TJX Cos. Inc.	3,274,438	193,749
Yum! Brands Inc.	2,161,421	155,579
Viacom Inc. Class B	1,875,373	144,291
* Netflix Inc.	280,978	126,772
American Airlines Group Inc.	3,540,087	125,602
CBS Corp. Class B	2,324,037	124,336
Las Vegas Sands Corp.	1,979,503	123,145
* Chipotle Mexican Grill Inc. Class A	152,475	101,638
Comcast Corp.	1,730,206	92,566
* Dollar General Corp.	1,491,725	91,159
L Brands Inc.	1,220,468	81,747
* AutoZone Inc.	160,263	81,680
Starwood Hotels & Resorts Worldwide Inc.	936,634	77,937
Ross Stores Inc.	988,226	74,690
Wynn Resorts Ltd.	398,710	74,591
* O'Reilly Automotive Inc.	484,600	72,864
Marriott International Inc. Class A	999,868	69,891
Whole Foods Market Inc.	1,775,906	67,680
* DISH Network Corp. Class A	1,039,382	67,123
Nielsen NV	1,495,505	66,296
Twenty-First Century Fox Inc.	1,954,482	65,104
* Liberty Interactive Corp. Class A	2,225,399	63,468
* Bed Bath & Beyond Inc.	943,166	62,089
* Charter Communications Inc. Class A	400,404	60,609
Southwest Airlines Co.	1,681,724	56,792
* Dollar Tree Inc.	960,285	53,843
Tiffany & Co.	541,286	52,131
* Discovery Communications Inc.	1,372,820	51,179
* CarMax Inc.	1,077,797	50,064
Wyndham Worldwide Corp.	615,327	50,001
* TripAdvisor Inc.	544,724	49,799

	Gap Inc.	1,191,644	49,680
	Nordstrom Inc.	695,311	47,538
	Advance Auto Parts Inc.	360,042	46,913
	Signet Jewelers Ltd.	394,421	44,928
*	Sirius XM Holdings Inc.	12,549,028	43,796
	H&R Block Inc.	1,353,783	41,981
	Expedia Inc.	478,011	41,883
	Tractor Supply Co.	676,756	41,627
*	MGM Resorts International	1,816,846	41,388
*	IHS Inc. Class A	319,136	39,953
	Family Dollar Stores Inc.	476,909	36,836
*	Hilton Worldwide Holdings Inc.	1,451,863	35,759
*	Ulta Salon Cosmetics & Fragrance Inc.	300,493	35,509
	PetSmart Inc.	488,908	34,268
	Scripps Networks Interactive Inc. Class A	390,112	30,464
*	Hertz Global Holdings Inc.	1,103,572	28,020
	Williams-Sonoma Inc.	416,429	27,722
*	Discovery Communications Inc. Class A	730,846	27,626
	FactSet Research Systems Inc.	196,541	23,886
	Foot Locker Inc.	355,167	19,765
*	AutoNation Inc.	378,783	19,057
*	Urban Outfitters Inc.	508,464	18,661
*	Norwegian Cruise Line Holdings Ltd.	449,712	16,199
^	Burger King Worldwide Inc.	520,890	15,450
	Extended Stay America Inc.	554,228	13,157
*	Sprouts Farmers Market Inc.	443,760	12,900
*	Hyatt Hotels Corp. Class A	192,141	11,628
*,^ zulily Inc. Class A		90,404	3,425
	Viacom Inc. Class A	3,936	303
	CBS Corp. Class A	2,760	148
			8,193,408
Financials (12.3%)
	Visa Inc. Class A	2,433,520	519,240
	American Express Co.	5,147,323	450,597
	MasterCard Inc. Class A	4,932,643	364,621
	Simon Property Group Inc.	1,528,313	251,285
	American Tower Corporation	1,947,452	182,340
	BlackRock Inc.	530,430	174,151
	Charles Schwab Corp.	5,448,712	160,138
	Marsh & McLennan Cos. Inc.	2,675,984	140,061
	Crown Castle International Corp.	1,641,287	132,173
	Aon plc	1,426,958	125,101
	Public Storage	721,700	119,687
	McGraw Hill Financial Inc.	1,331,707	112,463
	Equity Residential	1,779,105	109,557
	Franklin Resources Inc.	1,998,080	109,115
	Intercontinental Exchange Inc.	557,661	108,772
	Health Care REIT Inc.	1,593,673	99,397
	Moody's Corp.	1,038,278	98,117
	T. Rowe Price Group Inc.	1,229,041	96,357
	Prologis Inc.	2,459,020	92,705
	AvalonBay Communities Inc.	644,944	90,918
	Ventas Inc.	1,447,565	89,677
	HCP Inc.	2,256,529	89,607
	Boston Properties Inc.	752,932	87,159
	Invesco Ltd.	2,122,096	83,780
	Vornado Realty Trust	830,604	83,027

Weyerhaeuser Co.	2,598,358	82,784
Host Hotels & Resorts Inc.	3,720,965	79,368
General Growth Properties Inc.	2,825,491	66,540
Essex Property Trust Inc.	312,144	55,796
* Affiliated Managers Group Inc.	272,792	54,657
American Realty Capital Properties Inc.	4,463,442	53,829
SL Green Realty Corp.	471,258	47,748
Equifax Inc.	598,935	44,764
^ Realty Income Corp.	1,093,337	44,597
Macerich Co.	691,998	44,170
Kimco Realty Corp.	1,926,142	42,202
^ Digital Realty Trust Inc.	667,903	41,664
* Markel Corp.	65,205	41,480
* CBRE Group Inc. Class A	1,392,976	41,427
TD Ameritrade Holding Corp.	1,211,153	40,416
Federal Realty Investment Trust	332,025	39,332
Plum Creek Timber Co. Inc.	871,093	33,981
UDR Inc.	1,238,950	33,761
Raymond James Financial Inc.	625,921	33,537
Lazard Ltd. Class A	634,638	32,176
Jones Lang LaSalle Inc.	220,247	27,826
Camden Property Trust	401,723	27,530
* MSCI Inc. Class A	574,993	27,036
* Realogy Holdings Corp.	722,302	26,870
SEI Investments Co.	742,551	26,851
Alexandria Real Estate Equities Inc.	352,884	26,025
Rayonier Inc.	625,345	19,473
LPL Financial Holdings Inc.	420,690	19,373
Brixmor Property Group Inc.	481,864	10,726
* Ocwen Financial Corp.	273,736	7,167
		5,143,151
Health Care (12.5%)
* Gilead Sciences Inc.	7,434,842	791,439
Amgen Inc.	3,735,910	524,746
AbbVie Inc.	7,440,723	429,776
* Biogen Idec Inc.	1,161,428	384,212
* Celgene Corp.	3,932,252	372,699
* Actavis plc	1,299,709	313,594
Allergan Inc.	1,512,809	269,567
* Express Scripts Holding Co.	3,666,293	258,950
Thermo Fisher Scientific Inc.	1,964,110	239,032
* Alexion Pharmaceuticals Inc.	972,457	161,253
* Regeneron Pharmaceuticals Inc.	365,913	131,919
* Vertex Pharmaceuticals Inc.	1,170,458	131,454
Stryker Corp.	1,488,830	120,223
* Illumina Inc.	685,326	112,339
Perrigo Co. plc	625,215	93,901
Zoetis Inc.	2,464,966	91,080
* Intuitive Surgical Inc.	176,749	81,626
* DaVita HealthCare Partners Inc.	1,003,858	73,422
* Edwards Lifesciences Corp.	520,742	53,194
CR Bard Inc.	366,911	52,362
* BioMarin Pharmaceutical Inc.	724,271	52,263
* Henry Schein Inc.	416,961	48,563
* Jazz Pharmaceuticals plc	281,267	45,160
* Laboratory Corp. of America Holdings	418,601	42,593
* Varian Medical Systems Inc.	507,343	40,648

* Waters Corp.	392,139	38,869
* Incyte Corp.	745,128	36,549
* Pharmacyclics Inc.	296,419	34,808
^ ResMed Inc.	689,388	33,966
DENTSPLY International Inc.	699,013	31,875
* IDEXX Laboratories Inc.	247,072	29,113
* Salix Pharmaceuticals Ltd.	148,513	23,204
* CareFusion Corp.	497,939	22,532
* Envision Healthcare Holdings Inc.	631,500	21,900
* Quintiles Transnational Holdings Inc.	344,205	19,200
* Intercept Pharmaceuticals Inc.	62,583	14,813
* Endo International plc	510	35
		5,222,879
Industrials (11.7%)
Union Pacific Corp.	4,413,796	478,544
3M Co.	3,186,828	451,510
United Parcel Service Inc. Class B	3,474,017	341,461
Accenture plc Class A	3,104,556	252,463
Danaher Corp.	2,929,219	222,562
Boeing Co.	1,594,805	203,146
Automatic Data Processing Inc.	2,365,188	196,500
Precision Castparts Corp.	705,349	167,083
Cummins Inc.	858,976	113,368
* LinkedIn Corp. Class A	524,631	109,013
PACCAR Inc.	1,744,796	99,235
Agilent Technologies Inc.	1,638,349	93,353
Sherwin-Williams Co.	408,634	89,487
* Fiserv Inc.	1,225,687	79,222
Fidelity National Information Services Inc.	1,403,066	78,993
Amphenol Corp. Class A	773,082	77,200
WW Grainger Inc.	302,746	76,186
Rockwell Automation Inc.	677,810	74,478
Roper Industries Inc.	492,221	72,007
Paychex Inc.	1,607,225	71,039
Kansas City Southern	542,577	65,760
* Alliance Data Systems Corp.	259,337	64,386
Pentair plc	946,594	61,992
AMETEK Inc.	1,209,973	60,753
Fastenal Co.	1,313,629	58,982
* United Rentals Inc.	471,464	52,380
* FleetCor Technologies Inc.	368,151	52,322
* Stericycle Inc.	418,205	48,746
CH Robinson Worldwide Inc.	723,380	47,975
Flowserve Corp.	672,843	47,449
TransDigm Group Inc.	246,188	45,380
Pall Corp.	539,408	45,148
* Verisk Analytics Inc. Class A	738,905	44,992
Textron Inc.	1,235,800	44,476
* B/E Aerospace Inc.	519,396	43,598
Masco Corp.	1,753,051	41,933
Martin Marietta Materials Inc.	312,574	40,303
* Trimble Navigation Ltd.	1,278,275	38,987
Vulcan Materials Co.	645,726	38,892
* Quanta Services Inc.	1,044,620	37,909
Expeditors International of Washington Inc.	911,192	36,976
* Sensata Technologies Holding NV	827,986	36,870
Wabtec Corp.	449,929	36,462

*	Mettler-Toledo International Inc.	142,153	36,410
	Sealed Air Corp.	990,247	34,540
	Towers Watson & Co. Class A	346,450	34,472
	Cintas Corp.	486,357	34,332
	JB Hunt Transport Services Inc.	458,505	33,952
	Rock-Tenn Co. Class A	704,068	33,500
	Robert Half International Inc.	640,468	31,383
^	Chicago Bridge & Iron Co. NV	534,209	30,904
	Hubbell Inc. Class B	255,439	30,788
	Donaldson Co. Inc.	706,239	28,695
	Iron Mountain Inc.	853,491	27,866
	Allison Transmission Holdings Inc.	824,418	23,488
*	Colfax Corp.	396,110	22,566
	FLIR Systems Inc.	699,525	21,923
	Fortune Brands Home & Security Inc.	389,469	16,011
	Owens Corning	277,390	8,807
	ADT Corp.	618	22
			4,889,180
Oil & Gas (7.6%)
	Schlumberger Ltd.	6,376,215	648,397
	EOG Resources Inc.	2,692,529	266,614
	Halliburton Co.	3,973,970	256,361
	Anadarko Petroleum Corp.	2,488,470	252,430
	Williams Cos. Inc.	3,306,516	183,016
	National Oilwell Varco Inc.	2,117,685	161,156
	Pioneer Natural Resources Co.	703,492	138,567
	Kinder Morgan Inc.	3,285,632	125,971
	Noble Energy Inc.	1,780,115	121,689
*	Cheniere Energy Inc.	1,053,427	84,306
*	Weatherford International plc	3,419,985	71,136
*	Concho Resources Inc.	555,311	69,630
	EQT Corp.	744,846	68,183
	Cabot Oil & Gas Corp.	2,052,356	67,092
*	Cameron International Corp.	997,457	66,211
*	FMC Technologies Inc.	1,155,048	62,731
*	Southwestern Energy Co.	1,736,919	60,705
	Cimarex Energy Co.	427,903	54,143
	Range Resources Corp.	787,898	53,427
	Ensco plc Class A	1,152,562	47,612
*	Whiting Petroleum Corp.	587,017	45,523
	Oceaneering International Inc.	531,164	34,616
	Core Laboratories NV	219,105	32,066
*	Dresser-Rand Group Inc.	377,614	31,063
*,^ Continental Resources Inc.		458,536	30,484
	SM Energy Co.	330,320	25,765
	Helmerich & Payne Inc.	253,226	24,783
	QEP Resources Inc.	798,281	24,571
*	Cobalt International Energy Inc.	1,723,628	23,441
	Noble Corp. plc	642,204	14,270
*	Antero Resources Corp.	258,190	14,172
	Rowan Cos. plc Class A	438	11
			3,160,142
Technology (23.9%)
	Apple Inc.	29,450,196	2,967,107
*	Google Inc. Class A	1,393,630	820,026
*	Google Inc. Class C	1,413,905	816,332

*	Facebook Inc. Class A	9,910,667	783,339
	Oracle Corp.	16,432,881	629,051
	QUALCOMM Inc.	8,243,158	616,341
	EMC Corp.	9,977,597	291,945
	Texas Instruments Inc.	5,250,561	250,399
*	Micron Technology Inc.	5,264,329	180,356
*	Yahoo! Inc.	4,400,783	179,332
*	salesforce.com inc	2,891,042	166,322
*	Adobe Systems Inc.	2,322,918	160,723
*	Cognizant Technology Solutions Corp. Class A	2,988,675	133,803
*	Twitter Inc.	2,268,330	117,000
	Intuit Inc.	1,325,797	116,206
	SanDisk Corp.	1,102,271	107,967
	Avago Technologies Ltd. Class A	1,237,398	107,654
*	Cerner Corp.	1,509,035	89,893
	Analog Devices Inc.	1,545,395	76,482
	NetApp Inc.	1,599,969	68,735
	Applied Materials Inc.	2,993,772	64,695
	KLA-Tencor Corp.	812,892	64,040
*	Autodesk Inc.	1,120,666	61,749
	Lam Research Corp.	797,073	59,541
*	Citrix Systems Inc.	808,460	57,676
	Xilinx Inc.	1,320,384	55,918
*	Equinix Inc.	261,491	55,562
	Altera Corp.	1,519,016	54,350
	Skyworks Solutions Inc.	932,065	54,106
*	Red Hat Inc.	930,010	52,220
	Linear Technology Corp.	1,174,283	52,126
*	Akamai Technologies Inc.	834,332	49,893
	NVIDIA Corp.	2,531,000	46,697
	Juniper Networks Inc.	2,107,354	46,678
	Microchip Technology Inc.	939,381	44,367
*	F5 Networks Inc.	364,220	43,248
*	Catamaran Corp.	1,021,068	43,038
	Maxim Integrated Products Inc.	1,395,440	42,198
*	VMware Inc. Class A	415,930	39,031
*	Workday Inc. Class A	444,101	36,638
*	ServiceNow Inc.	609,764	35,842
*	ANSYS Inc.	452,345	34,229
*	VeriSign Inc.	614,596	33,877
*	Teradata Corp.	762,009	31,943
*	Gartner Inc.	415,728	30,544
*	Splunk Inc.	496,442	27,483
*	Cree Inc.	590,058	24,163
*,^ 3D Systems Corp.		513,947	23,832
*	Rackspace Hosting Inc.	559,460	18,210
*	NetSuite Inc.	168,064	15,048
*,^ FireEye Inc.		439,258	13,424
*	Premier Inc. Class A	160,262	5,266
*	Informatica Corp.	390	13
			9,996,658
Telecommunications (0.3%)
*	SBA Communications Corp. Class A	635,301	70,455
*	Level 3 Communications Inc.	879,095	40,201
			110,656

Utilities (0.3%)
ONEOK Inc.			1,023,020	67,059
* Calpine Corp.			1,984,684	43,068
NRG Energy Inc.			1,194	36
				110,163
Total Common Stocks (Cost $26,188,800)				41,701,125
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.109%		104,992,000	104,992

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.072%	11/21/14	2,000	2,000
6 Freddie Mac Discount Notes	0.077%	10/20/14	1,000	1,000
[5,6] Freddie Mac Discount Notes	0.050%	1/14/15	2,000	1,999
				4,999
Total Temporary Cash Investments (Cost $109,991)				109,991
Total Investments (100.2%) (Cost $26,298,791)				41,811,116
Other Assets and Liabilities-Net (-0.2%)[3]				(86,226)
Net Assets (100%)				41,724,890

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,477,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $67,500,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Growth Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	41,701,125	—	—
Temporary Cash Investments	104,992	4,999	—
Futures Contracts—Liabilities[1]	(49)	—	—
Total	41,806,068	4,999	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2014	245	24,077	(479)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized

Growth Index Fund

gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $26,298,791,000. Net unrealized appreciation of investment securities for tax purposes was $15,512,325,000, consisting of unrealized gains of $15,837,895,000 on securities that had risen in value since their purchase and $325,570,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard 500 Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (11.6%)
Walt Disney Co.	16,395,014	1,459,648
Comcast Corp. Class A	25,530,303	1,373,020
Home Depot Inc.	13,972,918	1,281,875
* Amazon.com Inc.	3,933,343	1,268,267
McDonald's Corp.	10,194,106	966,503
Twenty-First Century Fox Inc. Class A	19,553,395	670,486
Time Warner Inc.	8,874,570	667,456
NIKE Inc. Class B	7,301,652	651,307
* Priceline Group Inc.	544,360	630,685
Ford Motor Co.	40,264,969	595,519
Starbucks Corp.	7,798,685	588,489
Lowe's Cos. Inc.	10,247,793	542,313
* DIRECTV	5,213,947	451,111
General Motors Co.	13,993,886	446,965
TJX Cos. Inc.	7,193,919	425,664
Time Warner Cable Inc.	2,892,493	415,044
Target Corp.	6,579,093	412,378
Yum! Brands Inc.	4,564,242	328,534
Johnson Controls Inc.	6,914,252	304,227
Viacom Inc. Class B	3,952,590	304,112
* Netflix Inc.	623,825	281,457
CBS Corp. Class B	5,031,688	269,195
VF Corp.	3,580,557	236,424
* Chipotle Mexican Grill Inc. Class A	321,992	214,637
Macy's Inc.	3,665,994	213,288
* Dollar General Corp.	3,149,867	192,488
Delphi Automotive plc	3,110,758	190,814
Carnival Corp.	4,675,893	187,831
Omnicom Group Inc.	2,607,434	179,548
* AutoZone Inc.	338,423	172,481
L Brands Inc.	2,549,495	170,765
Ross Stores Inc.	2,178,399	164,643
Starwood Hotels & Resorts Worldwide Inc.	1,977,940	164,584
* O'Reilly Automotive Inc.	1,077,266	161,978
Marriott International Inc.	2,262,426	158,144
Wynn Resorts Ltd.	841,829	157,489
* Michael Kors Holdings Ltd.	2,130,897	152,125
Genuine Parts Co.	1,589,239	139,392
* Bed Bath & Beyond Inc.	2,096,573	138,017
Harley-Davidson Inc.	2,257,578	131,391
Kohl's Corp.	2,124,872	129,681
BorgWarner Inc.	2,371,312	124,755
* Dollar Tree Inc.	2,134,668	119,691
* Under Armour Inc. Class A	1,727,176	119,348
Gap Inc.	2,844,299	118,579
Whirlpool Corp.	809,705	117,934
Tiffany & Co.	1,167,816	112,472
Mattel Inc.	3,507,340	107,500
* CarMax Inc.	2,275,901	105,716

* TripAdvisor Inc.	1,156,342	105,713
Wyndham Worldwide Corp.	1,299,310	105,582
Ralph Lauren Corp. Class A	630,022	103,784
PVH Corp.	855,457	103,639
Coach Inc.	2,851,231	101,532
Best Buy Co. Inc.	3,012,620	101,194
Nordstrom Inc.	1,479,764	101,171
Newell Rubbermaid Inc.	2,842,504	97,811
* Discovery Communications Inc.	2,568,704	95,761
Expedia Inc.	1,029,885	90,239
H&R Block Inc.	2,855,973	88,564
Tractor Supply Co.	1,429,287	87,915
* Mohawk Industries Inc.	642,794	86,661
* News Corp. Class A	5,169,770	84,526
Scripps Networks Interactive Inc. Class A	1,076,395	84,056
Staples Inc.	6,687,846	80,923
Interpublic Group of Cos. Inc.	4,374,808	80,146
Family Dollar Stores Inc.	993,833	76,764
PetSmart Inc.	1,031,318	72,285
Lennar Corp. Class A	1,846,482	71,699
Comcast Corp.	1,338,634	71,617
Darden Restaurants Inc.	1,373,651	70,688
DR Horton Inc.	3,443,347	70,657
Gannett Co. Inc.	2,342,535	69,503
Harman International Industries Inc.	706,670	69,282
* Discovery Communications Inc. Class A	1,803,451	68,170
Hasbro Inc.	1,191,141	65,507
Garmin Ltd.	1,259,767	65,495
Goodyear Tire & Rubber Co.	2,858,133	64,551
PulteGroup Inc.	3,512,585	62,032
Leggett & Platt Inc.	1,424,882	49,757
GameStop Corp. Class A	1,169,623	48,188
* Fossil Group Inc.	483,315	45,383
* AutoNation Inc.	812,285	40,866
Cablevision Systems Corp. Class A	2,251,904	39,431
* Urban Outfitters Inc.	1,059,916	38,899
		21,275,961
Consumer Staples (9.5%)
Procter & Gamble Co.	28,110,153	2,353,944
Coca-Cola Co.	40,980,146	1,748,213
PepsiCo Inc.	15,642,977	1,456,205
Philip Morris International Inc.	16,217,484	1,352,538
Wal-Mart Stores Inc.	16,392,999	1,253,573
CVS Health Corp.	12,023,302	956,935
Altria Group Inc.	20,591,569	945,977
Mondelez International Inc. Class A	17,502,322	599,717
Colgate-Palmolive Co.	8,912,801	581,293
Costco Wholesale Corp.	4,550,298	570,243
Walgreen Co.	9,136,366	541,512
Kimberly-Clark Corp.	3,881,909	417,577
Kraft Foods Group Inc.	6,166,361	347,783
Archer-Daniels-Midland Co.	6,701,505	342,447
General Mills Inc.	6,358,795	320,801
Kroger Co.	5,075,779	263,940
Sysco Corp.	6,091,677	231,179
Lorillard Inc.	3,737,511	223,914
Mead Johnson Nutrition Co.	2,098,912	201,957

Reynolds American Inc.	3,199,026	188,742
Estee Lauder Cos. Inc. Class A	2,335,588	174,515
Keurig Green Mountain Inc.	1,264,579	164,560
Kellogg Co.	2,654,478	163,516
* Constellation Brands Inc. Class A	1,739,582	151,622
Brown-Forman Corp. Class B	1,640,169	147,976
Hershey Co.	1,549,112	147,832
ConAgra Foods Inc.	4,386,268	144,922
Whole Foods Market Inc.	3,750,321	142,925
* Monster Beverage Corp.	1,492,646	136,831
Dr Pepper Snapple Group Inc.	2,025,665	130,270
Clorox Co.	1,337,650	128,468
Molson Coors Brewing Co. Class B	1,652,673	123,025
Tyson Foods Inc. Class A	3,040,713	119,713
JM Smucker Co.	1,056,931	104,625
Coca-Cola Enterprises Inc.	2,345,122	104,030
McCormick & Co. Inc.	1,347,575	90,153
Safeway Inc.	2,391,975	82,045
Campbell Soup Co.	1,856,797	79,341
Hormel Foods Corp.	1,394,896	71,684
Avon Products Inc.	4,512,127	56,853
		17,363,396
Energy (9.7%)
Exxon Mobil Corp.	44,274,770	4,164,042
Chevron Corp.	19,714,073	2,352,283
Schlumberger Ltd.	13,459,207	1,368,667
ConocoPhillips	12,765,061	976,782
Occidental Petroleum Corp.	8,093,838	778,222
Halliburton Co.	8,829,943	569,620
EOG Resources Inc.	5,683,537	562,784
Anadarko Petroleum Corp.	5,252,837	532,848
Phillips 66	5,802,172	471,775
Williams Cos. Inc.	6,982,419	386,477
Apache Corp.	3,970,747	372,734
National Oilwell Varco Inc.	4,466,709	339,916
Baker Hughes Inc.	4,516,400	293,837
Pioneer Natural Resources Co.	1,485,618	292,622
Spectra Energy Corp.	6,965,075	273,449
Devon Energy Corp.	3,992,329	272,197
Marathon Oil Corp.	7,002,255	263,215
Kinder Morgan Inc.	6,829,603	261,847
Hess Corp.	2,715,481	256,124
Noble Energy Inc.	3,740,008	255,667
Valero Energy Corp.	5,481,082	253,610
Marathon Petroleum Corp.	2,941,301	249,040
EQT Corp.	1,572,759	143,970
Cabot Oil & Gas Corp.	4,332,315	141,623
ONEOK Inc.	2,159,469	141,553
* Cameron International Corp.	2,106,430	139,825
* FMC Technologies Inc.	2,438,226	132,420
* Southwestern Energy Co.	3,666,392	128,140
Chesapeake Energy Corp.	5,391,337	123,947
Range Resources Corp.	1,751,431	118,764
Cimarex Energy Co.	903,419	114,310
^ Transocean Ltd.	3,534,502	112,998
Helmerich & Payne Inc.	1,123,664	109,973
Ensco plc Class A	2,426,328	100,232

Murphy Oil Corp.	1,732,836	98,616
CONSOL Energy Inc.	2,389,534	90,468
Tesoro Corp.	1,331,334	81,185
Nabors Industries Ltd.	3,004,245	68,377
Noble Corp. plc	2,637,838	58,613
Denbury Resources Inc.	3,657,387	54,970
QEP Resources Inc.	1,720,060	52,943
* Newfield Exploration Co.	1,418,710	52,592
^ Diamond Offshore Drilling Inc.	697,632	23,908
		17,637,185
Financials (16.2%)
Wells Fargo & Co.	49,318,964	2,558,175
* Berkshire Hathaway Inc. Class B	17,363,181	2,398,550
JPMorgan Chase & Co.	39,048,528	2,352,283
Bank of America Corp.	109,172,704	1,861,395
Citigroup Inc.	31,474,957	1,631,032
American Express Co.	9,343,961	817,970
American International Group Inc.	14,813,458	800,223
US Bancorp	18,706,992	782,513
Goldman Sachs Group Inc.	4,253,741	780,859
MetLife Inc.	11,676,556	627,265
Morgan Stanley	15,898,823	549,622
Simon Property Group Inc.	3,226,367	530,479
PNC Financial Services Group Inc.	5,612,021	480,277
Capital One Financial Corp.	5,827,470	475,638
Bank of New York Mellon Corp.	11,747,913	454,997
BlackRock Inc.	1,309,653	429,985
Prudential Financial Inc.	4,775,595	419,966
American Tower Corporation	4,112,725	385,074
ACE Ltd.	3,485,054	365,478
Charles Schwab Corp.	11,907,225	349,953
Travelers Cos. Inc.	3,519,805	330,650
State Street Corp.	4,396,835	323,651
Discover Financial Services	4,795,313	308,770
Marsh & McLennan Cos. Inc.	5,650,841	295,765
Crown Castle International Corp.	3,466,118	279,126
BB&T Corp.	7,470,545	277,979
Allstate Corp.	4,499,415	276,129
Aflac Inc.	4,703,393	273,973
Aon plc	3,015,308	264,352
CME Group Inc.	3,279,166	262,186
Public Storage	1,505,556	249,681
Ameriprise Financial Inc.	1,943,361	239,772
McGraw Hill Financial Inc.	2,812,381	237,506
Equity Residential	3,755,557	231,267
Intercontinental Exchange Inc.	1,177,623	229,695
Chubb Corp.	2,496,617	227,392
Franklin Resources Inc.	4,089,577	223,332
* Berkshire Hathaway Inc. Class A	1,042	215,590
T. Rowe Price Group Inc.	2,731,030	214,113
Health Care REIT Inc.	3,364,212	209,826
SunTrust Banks Inc.	5,512,010	209,622
Prologis Inc.	5,190,786	195,693
AvalonBay Communities Inc.	1,362,020	192,004
Ventas Inc.	3,055,819	189,308
HCP Inc.	4,763,420	189,155
Boston Properties Inc.	1,589,495	184,000

Moody's Corp.	1,929,462	182,334
Vornado Realty Trust	1,811,955	181,123
Invesco Ltd.	4,492,000	177,344
Weyerhaeuser Co.	5,484,755	174,744
Fifth Third Bancorp	8,660,739	173,388
Hartford Financial Services Group Inc.	4,648,766	173,167
M&T Bank Corp.	1,370,083	168,918
Host Hotels & Resorts Inc.	7,858,361	167,619
Northern Trust Corp.	2,299,023	156,403
General Growth Properties Inc.	6,514,788	153,423
Principal Financial Group Inc.	2,837,627	148,890
Lincoln National Corp.	2,710,338	145,220
Regions Financial Corp.	14,308,691	143,659
Progressive Corp.	5,587,864	141,261
Loews Corp.	3,165,256	131,865
KeyCorp	9,102,897	121,342
Essex Property Trust Inc.	659,144	117,822
* Affiliated Managers Group Inc.	576,723	115,552
Comerica Inc.	1,877,268	93,601
Kimco Realty Corp.	4,267,140	93,493
Macerich Co.	1,460,667	93,234
XL Group plc Class A	2,756,222	91,424
Unum Group	2,645,197	90,942
* CBRE Group Inc. Class A	2,896,305	86,136
Huntington Bancshares Inc.	8,481,847	82,528
Leucadia National Corp.	3,289,001	78,410
Navient Corp.	4,354,393	77,116
Cincinnati Financial Corp.	1,529,148	71,946
Plum Creek Timber Co. Inc.	1,838,903	71,736
Torchmark Corp.	1,355,659	70,996
* E*TRADE Financial Corp.	2,997,378	67,711
* Genworth Financial Inc. Class A	5,155,603	67,538
Zions Bancorporation	2,105,266	61,179
Legg Mason Inc.	1,057,994	54,127
NASDAQ OMX Group Inc.	1,226,287	52,019
Hudson City Bancorp Inc.	4,995,529	48,557
Apartment Investment & Management Co. Class A	1,516,018	48,240
Assurant Inc.	740,951	47,643
People's United Financial Inc.	3,218,349	46,569
		29,651,490
Health Care (13.8%)
Johnson & Johnson	29,279,401	3,120,891
Pfizer Inc.	65,828,953	1,946,562
Merck & Co. Inc.	29,947,408	1,775,282
* Gilead Sciences Inc.	15,693,603	1,670,584
Amgen Inc.	7,886,122	1,107,685
AbbVie Inc.	16,524,652	954,464
Bristol-Myers Squibb Co.	17,211,971	880,909
UnitedHealth Group Inc.	10,087,076	870,010
* Biogen Idec Inc.	2,451,596	811,013
* Celgene Corp.	8,300,209	786,694
Eli Lilly & Co.	10,207,605	661,963
* Actavis plc	2,743,477	661,946
Abbott Laboratories	15,611,031	649,263
Medtronic Inc.	10,168,980	629,968
Allergan Inc.	3,085,222	549,756
* Express Scripts Holding Co.	7,739,012	546,606

Thermo Fisher Scientific Inc.	4,141,740	504,050
McKesson Corp.	2,404,452	468,075
Covidien plc	4,690,014	405,733
Baxter International Inc.	5,623,462	403,596
WellPoint Inc.	2,847,155	340,577
* Alexion Pharmaceuticals Inc.	2,053,705	340,545
Aetna Inc.	3,681,286	298,184
* Vertex Pharmaceuticals Inc.	2,471,776	277,605
* Regeneron Pharmaceuticals Inc.	765,932	276,134
Cardinal Health Inc.	3,494,982	261,844
Stryker Corp.	3,105,014	250,730
Cigna Corp.	2,738,794	248,381
Becton Dickinson and Co.	1,991,532	226,656
Perrigo Co. plc	1,389,316	208,661
Humana Inc.	1,601,358	208,641
Agilent Technologies Inc.	3,462,457	197,291
Zoetis Inc.	5,203,298	192,262
* Cerner Corp.	3,151,258	187,721
St. Jude Medical Inc.	2,955,642	177,723
* Mylan Inc.	3,883,280	176,650
Zimmer Holdings Inc.	1,753,764	176,341
* Intuitive Surgical Inc.	373,237	172,368
AmerisourceBergen Corp. Class A	2,212,961	171,062
* Boston Scientific Corp.	13,763,188	162,543
* DaVita HealthCare Partners Inc.	1,783,544	130,448
* Edwards Lifesciences Corp.	1,100,848	112,452
CR Bard Inc.	774,830	110,576
* Mallinckrodt plc	1,175,972	106,014
Universal Health Services Inc. Class B	947,142	98,976
* CareFusion Corp.	2,106,053	95,299
* Hospira Inc.	1,751,712	91,142
Quest Diagnostics Inc.	1,499,051	90,962
* Laboratory Corp. of America Holdings	881,447	89,687
* Waters Corp.	871,665	86,400
* Varian Medical Systems Inc.	1,071,367	85,838
DENTSPLY International Inc.	1,471,294	67,091
* Tenet Healthcare Corp.	1,016,565	60,374
PerkinElmer Inc.	1,172,278	51,111
Patterson Cos. Inc.	898,451	37,223
		25,270,562
Industrials (10.3%)
General Electric Co.	104,169,200	2,668,815
Union Pacific Corp.	9,316,796	1,010,127
3M Co.	6,727,123	953,099
United Technologies Corp.	8,832,522	932,714
Boeing Co.	6,957,494	886,246
Honeywell International Inc.	8,124,087	756,515
United Parcel Service Inc. Class B	7,302,422	717,755
Caterpillar Inc.	6,518,146	645,492
Lockheed Martin Corp.	2,800,855	511,940
Danaher Corp.	6,328,646	480,851
Emerson Electric Co.	7,245,496	453,423
FedEx Corp.	2,755,721	444,911
General Dynamics Corp.	3,297,234	419,045
Norfolk Southern Corp.	3,213,120	358,584
Precision Castparts Corp.	1,489,503	352,833
CSX Corp.	10,377,254	332,695

Raytheon Co.	3,225,705	327,796
Illinois Tool Works Inc.	3,787,131	319,710
Delta Air Lines Inc.	8,751,744	316,376
Eaton Corp. plc	4,940,677	313,091
Deere & Co.	3,720,906	305,077
Northrop Grumman Corp.	2,158,705	284,431
Southwest Airlines Co.	7,112,939	240,204
Cummins Inc.	1,775,731	234,361
Waste Management Inc.	4,503,193	214,037
PACCAR Inc.	3,683,163	209,480
Tyco International Ltd.	4,604,313	205,214
Parker-Hannifin Corp.	1,544,662	176,323
WW Grainger Inc.	631,952	159,031
Rockwell Automation Inc.	1,431,352	157,277
Ingersoll-Rand plc	2,777,265	156,527
Roper Industries Inc.	1,038,634	151,942
Stanley Black & Decker Inc.	1,622,425	144,055
Nielsen NV	3,158,535	140,018
Dover Corp.	1,729,076	138,897
Kansas City Southern	1,145,481	138,832
Pentair plc	1,999,132	130,923
AMETEK Inc.	2,551,676	128,120
Fastenal Co.	2,834,561	127,272
* United Rentals Inc.	995,740	110,627
Rockwell Collins Inc.	1,402,546	110,100
Fluor Corp.	1,635,263	109,219
L-3 Communications Holdings Inc.	895,275	106,466
Textron Inc.	2,898,671	104,323
* Stericycle Inc.	880,498	102,631
Republic Services Inc. Class A	2,621,785	102,302
CH Robinson Worldwide Inc.	1,527,673	101,315
Flowserve Corp.	1,420,168	100,150
Equifax Inc.	1,264,135	94,481
Pall Corp.	1,108,773	92,804
Masco Corp.	3,699,474	88,491
Expeditors International of Washington Inc.	2,025,524	82,196
* Quanta Services Inc.	2,250,695	81,678
Snap-on Inc.	603,272	73,044
Cintas Corp.	1,003,007	70,802
Robert Half International Inc.	1,427,328	69,939
* Jacobs Engineering Group Inc.	1,381,399	67,440
Xylem Inc.	1,896,488	67,306
ADT Corp.	1,806,492	64,058
Iron Mountain Inc.	1,784,369	58,260
Joy Global Inc.	1,019,206	55,587
Pitney Bowes Inc.	2,105,573	52,618
Ryder System Inc.	550,870	49,562
Allegion plc	997,514	47,522
Dun & Bradstreet Corp.	377,526	44,348
		18,751,308
Information Technology (19.6%)
Apple Inc.	62,164,243	6,263,047
Microsoft Corp.	85,544,047	3,965,822
International Business Machines Corp.	9,631,665	1,828,379
Intel Corp.	51,399,756	1,789,739
* Google Inc. Class A	2,949,402	1,735,458
* Google Inc. Class C	2,949,162	1,702,728

* Facebook Inc. Class A	20,244,811	1,600,150
Cisco Systems Inc.	52,938,440	1,332,461
QUALCOMM Inc.	17,399,937	1,300,993
Oracle Corp.	33,761,954	1,292,408
Visa Inc. Class A	5,110,724	1,090,475
MasterCard Inc. Class A	10,218,464	755,349
Hewlett-Packard Co.	19,375,058	687,233
* eBay Inc.	11,726,091	664,049
EMC Corp.	21,060,895	616,242
Accenture plc Class A	6,553,337	532,917
Texas Instruments Inc.	11,082,984	528,547
† Automatic Data Processing Inc.	4,992,623	414,787
* Yahoo! Inc.	9,602,787	391,314
* Micron Technology Inc.	11,117,056	380,870
* salesforce.com inc	5,976,477	343,827
* Adobe Systems Inc.	4,905,517	339,413
* Cognizant Technology Solutions Corp. Class A	6,311,285	282,556
Applied Materials Inc.	12,649,089	273,347
Corning Inc.	13,403,057	259,215
Intuit Inc.	2,947,285	258,330
TE Connectivity Ltd.	4,248,937	234,924
SanDisk Corp.	2,327,798	228,008
Avago Technologies Ltd. Class A	2,613,304	227,357
Broadcom Corp. Class A	5,583,347	225,679
Western Digital Corp.	2,283,750	222,255
Seagate Technology plc	3,392,938	194,314
Symantec Corp.	7,168,237	168,525
* Fiserv Inc.	2,587,388	167,236
Fidelity National Information Services Inc.	2,963,122	166,824
Amphenol Corp. Class A	1,628,082	162,580
Analog Devices Inc.	3,262,134	161,443
Paychex Inc.	3,392,721	149,958
Xerox Corp.	11,253,314	148,881
Motorola Solutions Inc.	2,291,939	145,034
* Alliance Data Systems Corp.	576,469	143,120
NetApp Inc.	3,314,315	142,383
KLA-Tencor Corp.	1,716,797	135,249
* Autodesk Inc.	2,359,054	129,984
Lam Research Corp.	1,682,439	125,678
* Citrix Systems Inc.	1,707,515	121,814
Xilinx Inc.	2,787,263	118,041
* Electronic Arts Inc.	3,245,429	115,570
Altera Corp.	3,207,688	114,771
* Akamai Technologies Inc.	1,849,672	110,610
* Red Hat Inc.	1,963,078	110,227
Linear Technology Corp.	2,476,141	109,916
NVIDIA Corp.	5,344,681	98,609
Microchip Technology Inc.	2,080,601	98,267
CA Inc.	3,326,805	92,951
Juniper Networks Inc.	4,168,779	92,338
Computer Sciences Corp.	1,506,037	92,094
* F5 Networks Inc.	769,027	91,314
Western Union Co.	5,499,835	88,217
Harris Corp.	1,087,681	72,222
* Teradata Corp.	1,609,167	67,456
* VeriSign Inc.	1,168,069	64,384
Total System Services Inc.	1,715,638	53,116

* First Solar Inc.	780,118	51,340
FLIR Systems Inc.	1,471,429	46,115
Jabil Circuit Inc.	2,074,569	41,844
† CDK Global Inc.	(1,009,196)	(30,871)
		35,729,433
Materials (3.4%)
EI du Pont de Nemours & Co.	9,501,694	681,842
Monsanto Co.	5,446,197	612,752
Dow Chemical Co.	11,652,848	611,075
LyondellBasell Industries NV Class A	4,414,694	479,701
Praxair Inc.	3,031,732	391,094
Freeport-McMoRan Inc.	10,787,105	352,199
Ecolab Inc.	2,799,536	321,471
PPG Industries Inc.	1,430,977	281,530
Air Products & Chemicals Inc.	1,990,239	259,089
International Paper Co.	4,433,202	211,641
Alcoa Inc.	12,212,325	196,496
Sherwin-Williams Co.	862,898	188,966
Nucor Corp.	3,310,189	179,677
Sigma-Aldrich Corp.	1,235,247	168,006
Mosaic Co.	3,306,043	146,821
CF Industries Holdings Inc.	515,678	143,988
Eastman Chemical Co.	1,548,167	125,231
Newmont Mining Corp.	5,177,952	119,352
Ball Corp.	1,437,191	90,931
Martin Marietta Materials Inc.	639,172	82,415
Vulcan Materials Co.	1,359,145	81,861
International Flavors & Fragrances Inc.	842,570	80,786
FMC Corp.	1,382,515	79,066
Airgas Inc.	696,432	77,060
Sealed Air Corp.	2,201,244	76,779
MeadWestvaco Corp.	1,749,206	71,613
* Owens-Illinois Inc.	1,712,606	44,613
Avery Dennison Corp.	973,061	43,447
Allegheny Technologies Inc.	1,128,742	41,876
Bemis Co. Inc.	1,036,835	39,421
		6,280,799
Telecommunication Services (2.4%)
Verizon Communications Inc.	43,034,664	2,151,303
AT&T Inc.	53,839,531	1,897,305
CenturyLink Inc.	5,919,220	242,037
Frontier Communications Corp.	10,399,125	67,698
Windstream Holdings Inc.	6,256,851	67,449
		4,425,792
Utilities (3.0%)
Duke Energy Corp.	7,342,752	549,018
NextEra Energy Inc.	4,530,135	425,289
Dominion Resources Inc.	6,049,127	417,934
Southern Co.	9,298,960	405,900
Exelon Corp.	8,919,998	304,083
American Electric Power Co. Inc.	5,073,246	264,874
Sempra Energy	2,399,733	252,884
PPL Corp.	6,897,423	226,511
PG&E Corp.	4,894,066	220,429
Public Service Enterprise Group Inc.	5,252,453	195,601
Edison International	3,382,488	189,149

Consolidated Edison Inc.			3,040,711	172,287
Xcel Energy Inc.			5,246,640	159,498
FirstEnergy Corp.			4,363,887	146,496
Northeast Utilities			3,280,524	145,327
Entergy Corp.			1,864,647	144,193
DTE Energy Co.			1,836,942	139,755
NiSource Inc.			3,273,558	134,150
CenterPoint Energy Inc.			4,462,095	109,187
NRG Energy Inc.			3,506,056	106,865
Wisconsin Energy Corp.			2,341,343	100,678
AES Corp.			6,908,056	97,956
Ameren Corp.			2,519,064	96,556
CMS Energy Corp.			2,854,693	84,670
SCANA Corp.			1,474,823	73,166
Pepco Holdings Inc.			2,606,088	69,739
AGL Resources Inc.			1,240,415	63,683
Pinnacle West Capital Corp.			1,146,221	62,629
Integrys Energy Group Inc.			829,715	53,782
TECO Energy Inc.			2,421,599	42,087
				5,454,376
Total Common Stocks (Cost $99,908,474)				181,840,302
	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.109%		750,363,868	750,364

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 Federal Home Loan Bank Discount Notes	0.079% - 0.080%	10/8/14	10,600	10,600
[4,5] Federal Home Loan Bank Discount Notes	0.090%	10/15/14	10,000	10,000
[4,5] Federal Home Loan Bank Discount Notes	0.074%	12/3/14	20,000	19,997
[4,5] Federal Home Loan Bank Discount Notes	0.070%	12/10/14	10,000	9,998
[4,5] Federal Home Loan Bank Discount Notes	0.100%	2/4/15	5,000	4,998
				55,593
Total Temporary Cash Investments (Cost $805,958)				805,957
Total Investments (100.0%) (Cost $100,714,432)				182,646,259
Other Assets and Liabilities-Net (0.0%)[3]				39,446
Net Assets (100%)				182,685,705

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,497,000.
† CDK Global Inc. shares were sold on September 30, 2014, on a when-issued basis (because the security is not part of the benchmark index) and were settled after receipt of shares from the Automatic Data Processing Inc.
spin-off transaction on October 1, 2014.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $24,876,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $38,494,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	181,840,302	—	—
Temporary Cash Investments	750,364	55,593	—
Futures Contracts—Liabilities[1]	(1,726)	—	—
Total	182,588,940	55,593	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

500 Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2014	1,506	740,011	(4,110)
E-mini S&P 500 Index	December 2014	1,200	117,930	(49)
				(4,159)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $100,714,432,000. Net unrealized appreciation of investment securities for tax purposes was $81,931,827,000, consisting of unrealized gains of $85,063,964,000 on securities that had risen in value since their purchase and $3,132,137,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (4.3%)
RPM International Inc.	2,319,020	106,165
United States Steel Corp.	2,520,778	98,739
Rockwood Holdings Inc.	1,237,355	94,596
Steel Dynamics Inc.	3,960,900	89,556
Royal Gold Inc.	1,068,519	69,390
NewMarket Corp.	177,479	67,623
Allegheny Technologies Inc.	1,793,997	66,557
Cytec Industries Inc.	1,247,274	58,984
US Silica Holdings Inc.	935,347	58,468
PolyOne Corp.	1,603,768	57,062
* Platform Specialty Products Corp.	2,146,346	53,702
Cabot Corp.	1,009,564	51,256
Compass Minerals International Inc.	583,084	49,142
Sensient Technologies Corp.	837,590	43,848
Axiall Corp.	1,219,031	43,653
Domtar Corp.	1,129,031	39,663
Carpenter Technology Corp.	877,931	39,639
* KapStone Paper and Packaging Corp.	1,416,299	39,614
Minerals Technologies Inc.	599,449	36,992
* Chemtura Corp.	1,573,278	36,705
Commercial Metals Co.	2,046,615	34,936
HB Fuller Co.	872,479	34,637
Olin Corp.	1,364,677	34,458
Worthington Industries Inc.	894,463	33,292
* Stillwater Mining Co.	2,084,746	31,334
* Polypore International Inc.	780,015	30,350
Balchem Corp.	531,160	30,048
Tronox Ltd. Class A	1,044,132	27,200
^ Cliffs Natural Resources Inc.	2,527,702	26,238
* SunCoke Energy Inc.	1,144,051	25,684
^ Rayonier Advanced Materials Inc.	740,222	24,361
* AK Steel Holding Corp.	2,834,921	22,708
Kaiser Aluminum Corp.	295,343	22,511
* Century Aluminum Co.	848,468	22,035
* Ferro Corp.	1,510,761	21,891
Innophos Holdings Inc.	379,496	20,906
Globe Specialty Metals Inc.	1,089,765	19,823
* Clearwater Paper Corp.	326,844	19,647
* Resolute Forest Products Inc.	1,150,374	17,992
A Schulman Inc.	482,154	17,435
* Calgon Carbon Corp.	878,303	17,021
PH Glatfelter Co.	745,588	16,366
Quaker Chemical Corp.	218,599	15,671
* Intrepid Potash Inc.	991,776	15,323
Hecla Mining Co.	6,073,865	15,063
Stepan Co.	329,452	14,621
* Horsehead Holding Corp.	881,432	14,570
Innospec Inc.	403,156	14,473
OM Group Inc.	552,322	14,333

*	Cloud Peak Energy Inc.	1,059,389	13,369
*	RTI International Metals Inc.	533,997	13,168
	Deltic Timber Corp.	196,894	12,270
*	LSB Industries Inc.	334,037	11,928
	Koppers Holdings Inc.	338,670	11,230
*	Kraton Performance Polymers Inc.	570,667	10,164
	Haynes International Inc.	216,095	9,938
*,^ Alpha Natural Resources Inc.		3,854,969	9,560
*	Coeur Mining Inc.	1,800,468	8,930
	Tredegar Corp.	451,086	8,304
	Arch Coal Inc.	3,697,813	7,839
*	Rentech Inc.	3,777,271	6,459
	Kronos Worldwide Inc.	404,318	5,571
*,^ Allied Nevada Gold Corp.		1,638,549	5,424
	American Vanguard Corp.	431,897	4,837
	FutureFuel Corp.	380,757	4,527
*,^ Molycorp Inc.		2,999,167	3,569
^	Walter Energy Inc.	1,157,988	2,710
	Gold Resource Corp.	404,736	2,072
	NL Industries Inc.	127,811	941
			2,009,091
Consumer Goods (7.3%)
	Snap-on Inc.	1,009,455	122,225
	Harman International Industries Inc.	1,182,927	115,974
*	WhiteWave Foods Co. Class A	3,024,899	109,895
	Goodyear Tire & Rubber Co.	4,782,031	108,002
	Ingredion Inc.	1,301,018	98,604
*	Middleby Corp.	994,627	87,656
*	Toll Brothers Inc.	2,779,047	86,595
*	Hain Celestial Group Inc.	830,967	85,049
	Leggett & Platt Inc.	2,384,208	83,257
*	Visteon Corp.	763,963	74,295
	Brunswick Corp.	1,613,468	67,992
	Carter's Inc.	876,957	67,982
	Gentex Corp.	2,412,571	64,585
*	Tempur Sealy International Inc.	1,057,935	59,424
*	Kate Spade & Co.	2,204,158	57,815
	Flowers Foods Inc.	3,093,709	56,800
*	TreeHouse Foods Inc.	694,189	55,882
*	Deckers Outdoor Corp.	571,462	55,535
*	Tenneco Inc.	1,060,541	55,477
	Tupperware Brands Corp.	787,765	54,387
*	Darling Ingredients Inc.	2,860,041	52,396
	Dana Holding Corp.	2,703,079	51,818
	Scotts Miracle-Gro Co. Class A	797,483	43,862
	Wolverine World Wide Inc.	1,674,477	41,962
	Thor Industries Inc.	787,086	40,535
	Pinnacle Foods Inc.	1,222,336	39,909
	Nu Skin Enterprises Inc. Class A	874,537	39,380
	Pool Corp.	727,091	39,205
*	Skechers U.S.A. Inc. Class A	706,043	37,639
*	Boston Beer Co. Inc. Class A	153,722	34,089
*	Zynga Inc. Class A	12,437,330	33,581
	Spectrum Brands Holdings Inc.	366,473	33,177
*	Steven Madden Ltd.	1,020,245	32,882
*	TRI Pointe Homes Inc.	2,522,025	32,635
*	Take-Two Interactive Software Inc.	1,377,408	31,777

	Sanderson Farms Inc.	360,877	31,739
	Lancaster Colony Corp.	356,455	30,398
	Andersons Inc.	468,612	29,466
*	Iconix Brand Group Inc.	792,606	29,279
	Herman Miller Inc.	980,396	29,265
	Cooper Tire & Rubber Co.	994,375	28,539
	Vector Group Ltd.	1,282,313	28,442
	HNI Corp.	780,858	28,103
*	Post Holdings Inc.	778,624	25,835
	Ryland Group Inc.	774,650	25,749
	B&G Foods Inc.	932,110	25,680
*	G-III Apparel Group Ltd.	303,534	25,151
*	Gentherm Inc.	585,311	24,718
	Fresh Del Monte Produce Inc.	771,174	24,600
*	Helen of Troy Ltd.	468,115	24,585
	J&J Snack Foods Corp.	259,350	24,265
	Snyder's-Lance Inc.	915,113	24,250
*	TiVo Inc.	1,895,183	24,249
^	KB Home	1,595,258	23,833
*,^ GoPro Inc. Class A		252,459	23,655
	Steelcase Inc. Class A	1,414,979	22,909
	Cal-Maine Foods Inc.	246,068	21,981
*	Meritage Homes Corp.	611,604	21,712
*	Dorman Products Inc.	532,841	21,346
	Schweitzer-Mauduit International Inc.	502,715	20,767
	Dean Foods Co.	1,547,415	20,503
*	Standard Pacific Corp.	2,669,249	19,993
*	American Axle & Manufacturing Holdings Inc.	1,184,376	19,862
*	Tumi Holdings Inc.	943,219	19,195
*	Crocs Inc.	1,481,375	18,636
*	Select Comfort Corp.	887,107	18,558
	La-Z-Boy Inc.	912,661	18,062
	Universal Corp.	402,542	17,869
	Interface Inc. Class A	1,097,222	17,709
	Columbia Sportswear Co.	486,934	17,422
	MDC Holdings Inc.	678,556	17,181
	WD-40 Co.	245,513	16,685
	Drew Industries Inc.	390,203	16,463
	Oxford Industries Inc.	257,278	15,691
*,^ Cooper-Standard Holding Inc.		237,606	14,827
*,^ iRobot Corp.		462,359	14,079
	Knoll Inc.	803,707	13,912
*	Pilgrim's Pride Corp.	450,412	13,765
*	Boulder Brands Inc.	1,007,631	13,734
*	ACCO Brands Corp.	1,989,183	13,725
*	Annie's Inc.	297,223	13,643
*	Seaboard Corp.	5,099	13,640
	Briggs & Stratton Corp.	756,435	13,631
*	Blount International Inc.	860,103	13,013
*,^ Eastman Kodak Co.		544,207	11,956
*	Chiquita Brands International Inc.	776,242	11,023
*	Diamond Foods Inc.	382,205	10,935
	Ethan Allen Interiors Inc.	452,941	10,327
	Movado Group Inc.	308,773	10,208
*	Modine Manufacturing Co.	833,002	9,888
*	Taylor Morrison Home Corp. Class A	572,513	9,286
	Tootsie Roll Industries Inc.	328,816	9,204

^	Titan International Inc.	746,309	8,821
*	Vince Holding Corp.	287,743	8,707
	Inter Parfums Inc.	296,330	8,149
*	Federal-Mogul Holdings Corp.	522,528	7,770
*	Hovnanian Enterprises Inc. Class A	2,053,327	7,536
*	DTS Inc.	297,917	7,522
*	USANA Health Sciences Inc.	101,790	7,498
*,^ Elizabeth Arden Inc.		441,493	7,391
*	Vera Bradley Inc.	354,400	7,329
	Superior Industries International Inc.	395,801	6,938
*	RealD Inc.	739,134	6,926
*	LeapFrog Enterprises Inc.	1,143,731	6,851
	Phibro Animal Health Corp. Class A	258,693	5,797
*	Revlon Inc. Class A	182,643	5,788
	National Presto Industries Inc.	90,382	5,487
*	Central Garden and Pet Co. Class A	573,512	4,611
*	National Beverage Corp.	201,316	3,926
*	Quiksilver Inc.	2,093,751	3,601
*	Central Garden and Pet Co.	150,354	1,165
	Hanesbrands Inc.	207	22
			3,389,254
Consumer Services (13.2%)
	Gannett Co. Inc.	3,919,359	116,287
	Omnicare Inc.	1,699,677	105,822
	Alaska Air Group Inc.	2,345,705	102,132
*	Avis Budget Group Inc.	1,807,012	99,187
*	Spirit Airlines Inc.	1,263,624	87,367
*	Rite Aid Corp.	17,020,196	82,378
	Dunkin' Brands Group Inc.	1,821,141	81,624
	GameStop Corp. Class A	1,977,632	81,478
*	Pandora Media Inc.	3,227,941	77,987
	Dick's Sporting Goods Inc.	1,697,753	74,497
	Dun & Bradstreet Corp.	631,752	74,212
*	Sally Beauty Holdings Inc.	2,695,018	73,763
	Service Corp. International	3,486,715	73,709
	Domino's Pizza Inc.	957,477	73,687
*	Panera Bread Co. Class A	446,120	72,593
	International Game Technology	4,293,779	72,436
	Foot Locker Inc.	1,256,697	69,935
	KAR Auction Services Inc.	2,441,099	69,889
*	Yelp Inc. Class A	1,018,050	69,482
*	Madison Square Garden Co. Class A	1,049,646	69,403
	Lamar Advertising Co. Class A	1,401,246	69,011
*	Groupon Inc. Class A	9,846,570	65,775
	Cablevision Systems Corp. Class A	3,580,665	62,697
	CBS Outdoor Americas Inc.	2,084,397	62,407
*	Copart Inc.	1,970,488	61,706
	Cinemark Holdings Inc.	1,808,811	61,572
	GNC Holdings Inc. Class A	1,562,967	60,549
*	Live Nation Entertainment Inc.	2,437,950	58,560
*	AMC Networks Inc. Class A	999,995	58,420
	Brinker International Inc.	1,122,444	57,009
*	VCA Inc.	1,422,609	55,951
*	Bally Technologies Inc.	682,279	55,060
	Vail Resorts Inc.	628,456	54,525
*,^ SolarCity Corp.		885,551	52,779
	Graham Holdings Co. Class B	72,280	50,566

*	United Natural Foods Inc.	819,370	50,358
*	Starz	1,519,654	50,270
*	HomeAway Inc.	1,387,738	49,265
	Dillard's Inc. Class A	442,716	48,247
	Casey's General Stores Inc.	670,966	48,108
*,^ JC Penney Co. Inc.		4,764,480	47,835
*	Cabela's Inc.	802,285	47,255
	Lions Gate Entertainment Corp.	1,428,795	47,107
*	Restoration Hardware Holdings Inc.	581,380	46,249
	Jack in the Box Inc.	678,001	46,233
	Abercrombie & Fitch Co.	1,264,183	45,940
*	JetBlue Airways Corp.	4,309,038	45,762
	CST Brands Inc.	1,247,823	44,859
*	Buffalo Wild Wings Inc.	328,663	44,130
	John Wiley & Sons Inc. Class A	779,055	43,713
	DSW Inc. Class A	1,440,557	43,375
*	Office Depot Inc.	8,403,693	43,195
	Cracker Barrel Old Country Store Inc.	413,805	42,701
	Six Flags Entertainment Corp.	1,241,170	42,684
	American Eagle Outfitters Inc.	2,870,373	41,678
*	Apollo Education Group Inc.	1,612,772	40,561
*	Murphy USA Inc.	754,513	40,034
*	Time Inc.	1,702,998	39,901
	Wendy's Co.	4,781,202	39,493
	Big Lots Inc.	915,416	39,409
	Sotheby's	1,078,561	38,526
	DeVry Education Group Inc.	885,248	37,897
	Men's Wearhouse Inc.	791,562	37,378
	Chico's FAS Inc.	2,528,687	37,349
*	Conversant Inc.	1,057,386	36,215
*	Dolby Laboratories Inc. Class A	855,009	35,731
*	Houghton Mifflin Harcourt Co.	1,830,328	35,582
	Cheesecake Factory Inc.	774,486	35,239
*	Asbury Automotive Group Inc.	527,298	33,969
*	Five Below Inc.	848,415	33,606
	HSN Inc.	545,438	33,474
	Rollins Inc.	1,139,248	33,357
*	Grand Canyon Education Inc.	811,194	33,072
*	SUPERVALU Inc.	3,623,623	32,395
	Sinclair Broadcast Group Inc. Class A	1,241,388	32,388
	Hillenbrand Inc.	1,037,076	32,035
*	Shutterfly Inc.	635,104	30,955
*	DreamWorks Animation SKG Inc. Class A	1,134,360	30,934
*	Life Time Fitness Inc.	611,282	30,833
	Aaron's Inc.	1,256,024	30,546
	Texas Roadhouse Inc. Class A	1,086,750	30,255
*	Ascena Retail Group Inc.	2,246,383	29,877
*	Genesco Inc.	395,838	29,589
	Lithia Motors Inc. Class A	388,818	29,430
	Chemed Corp.	285,496	29,378
	PriceSmart Inc.	341,101	29,212
	Allegiant Travel Co. Class A	232,808	28,789
	Penske Automotive Group Inc.	705,255	28,626
*	ANN Inc.	675,399	27,779
	Group 1 Automotive Inc.	379,294	27,578
	Regal Entertainment Group Class A	1,380,516	27,445
	Meredith Corp.	638,855	27,343

*,^ WebMD Health Corp.		645,709	26,997
	AMERCO	102,172	26,758
	Rent-A-Center Inc.	872,114	26,469
*	Fresh Market Inc.	756,687	26,431
	Choice Hotels International Inc.	507,477	26,389
	New York Times Co. Class A	2,336,894	26,220
*	Bloomin' Brands Inc.	1,417,972	26,006
*	Marriott Vacations Worldwide Corp.	406,378	25,768
*	Lumber Liquidators Holdings Inc.	447,306	25,666
	Monro Muffler Brake Inc.	520,689	25,269
*	Pinnacle Entertainment Inc.	986,695	24,756
	SeaWorld Entertainment Inc.	1,250,839	24,054
	DineEquity Inc.	293,304	23,931
*	Vitamin Shoppe Inc.	536,604	23,820
	Matthews International Corp. Class A	541,786	23,779
	Morningstar Inc.	349,636	23,740
^	Buckle Inc.	504,210	22,886
	Guess? Inc.	1,036,500	22,772
	Churchill Downs Inc.	226,526	22,086
*	Beacon Roofing Supply Inc.	857,148	21,840
*	Bright Horizons Family Solutions Inc.	516,098	21,707
	Papa John's International Inc.	533,217	21,323
*	Acxiom Corp.	1,273,077	21,069
	Finish Line Inc. Class A	830,100	20,777
*	comScore Inc.	563,855	20,530
*	Burlington Stores Inc.	514,639	20,513
*	Sonic Corp.	892,357	19,953
	Brown Shoe Co. Inc.	720,741	19,554
*	Express Inc.	1,237,939	19,324
*	Krispy Kreme Doughnuts Inc.	1,115,569	19,143
*	Hibbett Sports Inc.	444,898	18,966
	Bob Evans Farms Inc.	389,357	18,432
	Pier 1 Imports Inc.	1,541,945	18,334
*	Belmond Ltd. Class A	1,535,250	17,901
*	Caesars Acquisition Co. Class A	1,887,068	17,871
	Children's Place Inc.	360,458	17,179
*,^ Lands' End Inc.		416,453	17,125
*	Rush Enterprises Inc. Class A	501,595	16,778
*	Popeyes Louisiana Kitchen Inc.	408,507	16,545
*	ServiceMaster Global Holdings Inc.	658,034	15,924
*	La Quinta Holdings Inc.	795,253	15,102
*	Constant Contact Inc.	551,505	14,968
	Cato Corp. Class A	433,964	14,954
	Sonic Automotive Inc. Class A	600,099	14,708
	International Speedway Corp. Class A	462,695	14,640
	Scholastic Corp.	452,464	14,624
	National CineMedia Inc.	1,005,397	14,588
*	Barnes & Noble Inc.	730,665	14,423
*	Mattress Firm Holding Corp.	237,187	14,245
*	Penn National Gaming Inc.	1,230,232	13,791
*,^ Weight Watchers International Inc.		492,596	13,517
*	Boyd Gaming Corp.	1,318,954	13,401
*,^ Conn's Inc.		440,076	13,321
*	Ascent Capital Group Inc. Class A	221,238	13,319
*	Media General Inc.	995,293	13,048
*,^ Caesars Entertainment Corp.		1,003,101	12,619
*	Bankrate Inc.	1,089,571	12,378

	Sabre Corp.	690,647	12,373
	Regis Corp.	774,054	12,354
*	BJ's Restaurants Inc.	342,520	12,327
	Interval Leisure Group Inc.	645,236	12,292
	Capella Education Co.	191,763	12,004
*	Diamond Resorts International Inc.	525,492	11,960
*	FTD Cos. Inc.	329,576	11,242
*	Strayer Education Inc.	180,236	10,793
*	Zumiez Inc.	378,979	10,649
	New Media Investment Group Inc.	634,754	10,556
*	Biglari Holdings Inc.	30,535	10,375
^	Nexstar Broadcasting Group Inc. Class A	255,435	10,325
*	Francesca's Holdings Corp.	734,444	10,231
	ClubCorp Holdings Inc.	504,570	10,006
*	GrubHub Inc.	278,777	9,545
*,^ Clean Energy Fuels Corp.		1,173,016	9,150
*	RetailMeNot Inc.	563,743	9,110
	Stage Stores Inc.	524,607	8,976
*	Scientific Games Corp. Class A	810,440	8,728
*	K12 Inc.	535,018	8,539
	Fred's Inc. Class A	609,626	8,535
*	Steiner Leisure Ltd.	218,933	8,230
	AMC Entertainment Holdings Inc.	356,723	8,201
*	Pep Boys-Manny Moe & Jack	881,021	7,850
*	Global Eagle Entertainment Inc.	685,332	7,689
	Weis Markets Inc.	187,437	7,316
*	American Public Education Inc.	270,527	7,301
	SkyWest Inc.	846,362	6,585
*,^ Container Store Group Inc.		292,694	6,372
	Harte-Hanks Inc.	926,832	5,904
*	Blue Nile Inc.	206,401	5,893
*,^ Sears Holdings Corp.		232,233	5,859
*	Ruby Tuesday Inc.	977,020	5,755
*	Liquidity Services Inc.	413,914	5,691
*	Cumulus Media Inc. Class A	1,316,344	5,305
*,^ Noodles & Co. Class A		269,997	5,181
	Clear Channel Outdoor Holdings Inc. Class A	736,804	4,966
*	Angie's List Inc.	766,410	4,882
*	Michaels Cos. Inc.	265,783	4,646
*	Rush Enterprises Inc. Class B	147,211	4,403
*,^ Tile Shop Holdings Inc.		447,774	4,142
*	Aeropostale Inc.	1,237,614	4,072
*,^ SFX Entertainment Inc.		780,888	3,920
^	World Wrestling Entertainment Inc. Class A	275,744	3,797
	Speedway Motorsports Inc.	216,582	3,695
*,^ TrueCar Inc.		201,856	3,623
*	Sears Hometown and Outlet Stores Inc.	219,327	3,400
*,^ El Pollo Loco Holdings Inc.		94,237	3,384
*	Coupons.com Inc.	269,904	3,228
*	Bridgepoint Education Inc.	277,728	3,099
*	RealNetworks Inc.	407,991	2,836
*	Potbelly Corp.	233,038	2,717
*	Smart & Final Stores Inc.	87,747	1,266
*	Travelzoo Inc.	59,737	926
*,^ ITT Educational Services Inc.		200,620	861
*	hhgregg Inc.	104,132	657
*,^ Fairway Group Holdings Corp.		174,254	652

*	Avid Technology Inc.	130	1
*	QuinStreet Inc.	59	—
*,^ RadioShack Corp.		203	—
*	Demand Media Inc.	17	—
*	ReachLocal Inc.	21	—
*	Education Management Corp.	39	—
			6,156,205
Financials (24.1%)
	Arthur J Gallagher & Co.	2,761,698	125,271
*	E*TRADE Financial Corp.	5,014,882	113,286
	Duke Realty Corp.	5,925,794	101,805
	WP Carey Inc.	1,554,076	99,103
*	SVB Financial Group	881,224	98,776
	Extra Space Storage Inc.	1,914,466	98,729
	Protective Life Corp.	1,376,604	95,550
*	Signature Bank	830,272	93,040
	DDR Corp.	5,308,150	88,805
*	Howard Hughes Corp.	585,303	87,795
	Regency Centers Corp.	1,604,245	86,357
	Kilroy Realty Corp.	1,444,840	85,881
	Mid-America Apartment Communities Inc.	1,306,118	85,747
	Liberty Property Trust	2,572,486	85,561
	Starwood Property Trust Inc.	3,866,508	84,909
	East West Bancorp Inc.	2,490,602	84,680
	HCC Insurance Holdings Inc.	1,736,940	83,877
	Apartment Investment & Management Co. Class A	2,539,232	80,798
	CBOE Holdings Inc.	1,480,027	79,218
	Taubman Centers Inc.	1,044,804	76,271
	Omega Healthcare Investors Inc.	2,210,122	75,564
	Cullen/Frost Bankers Inc.	984,454	75,321
	National Retail Properties Inc.	2,172,582	75,106
	Eaton Vance Corp.	1,985,556	74,915
	Senior Housing Properties Trust	3,539,334	74,043
	Spirit Realty Capital Inc.	6,580,783	72,191
	Waddell & Reed Financial Inc. Class A	1,393,704	72,041
	Hospitality Properties Trust	2,601,913	69,861
	Corrections Corp. of America	2,022,358	69,488
	PacWest Bancorp	1,681,699	69,336
	NorthStar Realty Finance Corp.	3,891,637	68,765
	Brown & Brown Inc.	2,134,072	68,610
	BioMed Realty Trust Inc.	3,389,590	68,470
	American Financial Group Inc.	1,162,254	67,283
	RenaissanceRe Holdings Ltd.	668,715	66,865
	American Campus Communities Inc.	1,822,608	66,434
	Prosperity Bancshares Inc.	1,150,943	65,799
	RLJ Lodging Trust	2,294,291	65,318
	Assured Guaranty Ltd.	2,939,080	65,130
	CNO Financial Group Inc.	3,694,025	62,651
	Umpqua Holdings Corp.	3,773,431	62,148
	LaSalle Hotel Properties	1,807,690	61,895
	Two Harbors Investment Corp.	6,359,322	61,495
	City National Corp.	812,231	61,462
	Douglas Emmett Inc.	2,382,196	61,151
	Highwoods Properties Inc.	1,569,589	61,057
	Commerce Bancshares Inc.	1,353,020	60,406
*	NorthStar Asset Management Group Inc.	3,276,518	60,353
	Weingarten Realty Investors	1,911,048	60,198

Retail Properties of America Inc.	4,109,667	60,124
Investors Bancorp Inc.	5,892,784	59,694
Allied World Assurance Co. Holdings AG	1,597,703	58,859
Validus Holdings Ltd.	1,501,895	58,784
* Forest City Enterprises Inc. Class A	2,998,784	58,656
Equity Lifestyle Properties Inc.	1,384,471	58,646
* Zillow Inc. Class A	503,759	58,431
Old Republic International Corp.	4,077,408	58,225
American Homes 4 Rent Class A	3,446,915	58,218
Home Properties Inc.	996,104	58,013
* Equity Commonwealth	2,238,440	57,550
* Alleghany Corp.	135,088	56,487
Chimera Investment Corp.	17,847,187	54,255
Synovus Financial Corp.	2,294,255	54,236
* Popular Inc.	1,797,448	52,908
Columbia Property Trust Inc.	2,170,721	51,815
Tanger Factory Outlet Centers Inc.	1,582,191	51,769
First Niagara Financial Group Inc.	6,174,130	51,431
BankUnited Inc.	1,676,905	51,129
* Stifel Financial Corp.	1,084,282	50,842
First Horizon National Corp.	4,119,092	50,582
FirstMerit Corp.	2,872,802	50,561
CBL & Associates Properties Inc.	2,809,542	50,291
EPR Properties	984,392	49,889
MFA Financial Inc.	6,389,753	49,712
Sunstone Hotel Investors Inc.	3,568,299	49,314
Aspen Insurance Holdings Ltd.	1,137,130	48,635
Post Properties Inc.	944,962	48,514
Gaming and Leisure Properties Inc.	1,561,020	48,236
Geo Group Inc.	1,261,728	48,223
Healthcare Trust of America Inc. Class A	4,150,941	48,151
Federated Investors Inc. Class B	1,639,696	48,142
First American Financial Corp.	1,767,366	47,931
* Strategic Hotels & Resorts Inc.	4,082,056	47,556
Radian Group Inc.	3,318,456	47,321
Piedmont Office Realty Trust Inc. Class A	2,680,602	47,286
Hanover Insurance Group Inc.	767,597	47,146
Washington Prime Group Inc.	2,695,073	47,110
StanCorp Financial Group Inc.	744,911	47,064
Associated Banc-Corp	2,689,895	46,858
White Mountains Insurance Group Ltd.	73,671	46,418
* MGIC Investment Corp.	5,880,612	45,928
Webster Financial Corp.	1,567,888	45,688
Hancock Holding Co.	1,421,965	45,574
Primerica Inc.	943,192	45,481
* Portfolio Recovery Associates Inc.	869,807	45,430
ProAssurance Corp.	1,013,263	44,655
* Liberty Ventures Class A	1,168,307	44,349
CubeSmart	2,451,971	44,086
Bank of Hawaii Corp.	768,914	43,682
DCT Industrial Trust Inc.	5,791,746	43,496
Cousins Properties Inc.	3,630,939	43,390
Pebblebrook Hotel Trust	1,162,010	43,389
* Texas Capital Bancshares Inc.	748,911	43,197
DiamondRock Hospitality Co.	3,399,174	43,102
Brandywine Realty Trust	3,058,573	43,034
Sovran Self Storage Inc.	578,103	42,988

Colony Financial Inc.	1,903,848	42,608
Endurance Specialty Holdings Ltd.	738,009	40,723
TCF Financial Corp.	2,608,214	40,506
Healthcare Realty Trust Inc.	1,692,837	40,086
Assurant Inc.	619,998	39,866
* Liberty TripAdvisor Holdings Inc. Class A	1,168,307	39,606
American National Insurance Co.	350,117	39,353
Sun Communities Inc.	777,339	39,256
Corporate Office Properties Trust	1,522,922	39,170
UMB Financial Corp.	711,336	38,803
MarketAxess Holdings Inc.	618,913	38,286
Janus Capital Group Inc.	2,612,266	37,982
PrivateBancorp Inc.	1,262,151	37,751
Symetra Financial Corp.	1,610,492	37,573
Bank of the Ozarks Inc.	1,176,163	37,073
FNB Corp.	3,018,179	36,188
Wintrust Financial Corp.	809,388	36,155
Fulton Financial Corp.	3,261,847	36,141
^ Ryman Hospitality Properties Inc.	753,241	35,628
MB Financial Inc.	1,285,008	35,569
* Harbinger Group Inc.	2,691,361	35,311
Washington Federal Inc.	1,728,494	35,192
Medical Properties Trust Inc.	2,859,840	35,062
Iberiabank Corp.	551,522	34,476
Glimcher Realty Trust	2,524,841	34,186
Invesco Mortgage Capital Inc.	2,138,090	33,611
United Bankshares Inc.	1,081,411	33,448
Susquehanna Bancshares Inc.	3,260,318	32,603
Newcastle Investment Corp.	2,556,417	32,415
Valley National Bancorp	3,309,856	32,073
Glacier Bancorp Inc.	1,228,829	31,778
EastGroup Properties Inc.	521,853	31,619
^ Lexington Realty Trust	3,213,967	31,465
Chambers Street Properties	4,115,667	30,991
* Western Alliance Bancorp	1,295,880	30,972
Cathay General Bancorp	1,245,483	30,925
DuPont Fabros Technology Inc.	1,143,505	30,920
First Industrial Realty Trust Inc.	1,823,623	30,837
American Realty Capital Healthcare Trust Inc.	2,940,952	30,821
Financial Engines Inc.	899,030	30,760
Erie Indemnity Co. Class A	401,377	30,428
BancorpSouth Inc.	1,501,510	30,240
EverBank Financial Corp.	1,708,256	30,168
Hatteras Financial Corp.	1,676,507	30,110
* Trulia Inc.	615,637	30,105
Kennedy-Wilson Holdings Inc.	1,237,006	29,639
* Blackhawk Network Holdings Inc. Class B	910,494	29,409
Washington REIT	1,157,372	29,374
First Financial Bankshares Inc.	1,056,933	29,372
RLI Corp.	672,560	29,115
New York REIT Inc.	2,817,033	28,959
Alexander & Baldwin Inc.	804,404	28,934
Home BancShares Inc.	981,212	28,857
Acadia Realty Trust	1,030,366	28,418
Potlatch Corp.	705,118	28,353
NRG Yield Inc. Class A	600,798	28,268
American Equity Investment Life Holding Co.	1,234,266	28,240

Artisan Partners Asset Management Inc. Class A	537,156	27,959
National Health Investors Inc.	488,054	27,887
Chesapeake Lodging Trust	942,265	27,467
New Residential Investment Corp.	4,656,788	27,149
Parkway Properties Inc.	1,427,128	26,801
Government Properties Income Trust	1,220,703	26,746
Platinum Underwriters Holdings Ltd.	437,109	26,607
Mack-Cali Realty Corp.	1,391,091	26,584
* First Cash Financial Services Inc.	469,862	26,303
Capitol Federal Financial Inc.	2,220,428	26,245
PennyMac Mortgage Investment Trust	1,223,426	26,218
Virtus Investment Partners Inc.	150,533	26,148
Home Loan Servicing Solutions Ltd.	1,233,537	26,139
Trustmark Corp.	1,112,890	25,635
Equity One Inc.	1,181,380	25,553
* Ocwen Financial Corp.	966,563	25,305
Evercore Partners Inc. Class A	535,698	25,178
Education Realty Trust Inc.	2,424,133	24,920
PS Business Parks Inc.	327,213	24,914
* Altisource Portfolio Solutions SA	246,570	24,854
Hudson Pacific Properties Inc.	989,960	24,412
International Bancshares Corp.	987,612	24,359
BOK Financial Corp.	361,023	24,001
Redwood Trust Inc.	1,443,746	23,937
ARMOUR Residential REIT Inc.	6,204,275	23,886
Old National Bancorp	1,838,604	23,847
CVB Financial Corp.	1,654,031	23,735
* Hilltop Holdings Inc.	1,174,908	23,557
Interactive Brokers Group Inc.	942,262	23,509
Kemper Corp.	686,171	23,433
Mercury General Corp.	477,488	23,306
Retail Opportunity Investments Corp.	1,582,220	23,259
CYS Investments Inc.	2,814,537	23,192
SLM Corp.	2,706,222	23,165
* MBIA Inc.	2,516,822	23,104
Argo Group International Holdings Ltd.	452,247	22,753
Columbia Banking System Inc.	914,533	22,690
Altisource Residential Corp.	943,247	22,638
Pennsylvania REIT	1,134,882	22,630
Community Bank System Inc.	671,484	22,555
* Enstar Group Ltd.	164,240	22,389
LTC Properties Inc.	605,228	22,327
South State Corp.	398,315	22,274
Cash America International Inc.	501,771	21,978
Ramco-Gershenson Properties Trust	1,342,876	21,822
Greenhill & Co. Inc.	467,251	21,723
Sabra Health Care REIT Inc.	879,065	21,379
Pinnacle Financial Partners Inc.	587,701	21,216
BGC Partners Inc. Class A	2,850,089	21,176
Hersha Hospitality Trust Class A	3,312,267	21,099
* WisdomTree Investments Inc.	1,852,300	21,079
Montpelier Re Holdings Ltd.	675,039	20,987
* FNFV Group	1,523,258	20,960
^ AmTrust Financial Services Inc.	525,460	20,924
American Assets Trust Inc.	629,307	20,748
Selective Insurance Group Inc.	930,292	20,597
Capstead Mortgage Corp.	1,664,053	20,368

	Horace Mann Educators Corp.	711,068	20,273
	First Midwest Bancorp Inc.	1,242,271	19,988
	National Penn Bancshares Inc.	2,056,442	19,968
	Westamerica Bancorporation	429,173	19,965
	STAG Industrial Inc.	960,267	19,887
	First Citizens BancShares Inc. Class A	89,488	19,386
	BBCN Bancorp Inc.	1,311,864	19,140
*	Springleaf Holdings Inc.	598,402	19,107
*	iStar Financial Inc.	1,405,344	18,972
	TFS Financial Corp.	1,317,591	18,868
	Astoria Financial Corp.	1,470,128	18,215
	FelCor Lodging Trust Inc.	1,943,370	18,190
	Northwest Bancshares Inc.	1,484,880	17,967
*	Encore Capital Group Inc.	400,761	17,758
*	St. Joe Co.	882,048	17,579
	Franklin Street Properties Corp.	1,566,663	17,578
*	Kite Realty Group Trust	722,408	17,511
*	Ambac Financial Group Inc.	776,621	17,163
	Empire State Realty Trust Inc.	1,129,956	16,972
	American Capital Mortgage Investment Corp.	888,682	16,725
	Provident Financial Services Inc.	1,021,349	16,720
	Associated Estates Realty Corp.	951,578	16,662
*	Greenlight Capital Re Ltd. Class A	512,481	16,610
	Starwood Waypoint Residential Trust	637,659	16,586
	Boston Private Financial Holdings Inc.	1,327,542	16,448
	Select Income REIT	676,632	16,273
	NBT Bancorp Inc.	721,563	16,250
*	Altisource Asset Management Corp.	24,054	16,237
	HFF Inc. Class A	556,457	16,109
	Nelnet Inc. Class A	362,976	15,641
	Investors Real Estate Trust	1,992,113	15,339
	Chemical Financial Corp.	569,461	15,313
	Park National Corp.	200,670	15,135
	First Financial Bancorp	953,038	15,087
	Ashford Hospitality Trust Inc.	1,474,264	15,067
	ViewPoint Financial Group Inc.	625,661	14,978
	WesBanco Inc.	483,485	14,790
	Inland Real Estate Corp.	1,477,985	14,647
	Independent Bank Corp.	394,848	14,104
*	Piper Jaffray Cos.	268,458	14,024
*,^ Walter Investment Management Corp.		622,676	13,668
	First Commonwealth Financial Corp.	1,625,546	13,638
	Talmer Bancorp Inc. Class A	979,748	13,550
*,^ Nationstar Mortgage Holdings Inc.		395,430	13,540
	Alexander's Inc.	35,495	13,272
	Safety Insurance Group Inc.	234,794	12,658
	Blackstone Mortgage Trust Inc. Class A	466,504	12,642
*	KCG Holdings Inc. Class A	1,232,103	12,481
	Banner Corp.	323,353	12,439
	National Bank Holdings Corp. Class A	647,206	12,375
*	Navigators Group Inc.	198,348	12,198
	Infinity Property & Casualty Corp.	190,026	12,164
	First Potomac Realty Trust	1,022,816	12,018
^	Cohen & Steers Inc.	311,462	11,973
	Aviv REIT Inc.	452,073	11,912
	OFG Bancorp	783,729	11,740
	S&T Bancorp Inc.	492,304	11,549

* Green Dot Corp. Class A	523,444	11,066
National General Holdings Corp.	649,489	10,970
Northfield Bancorp Inc.	798,879	10,881
City Holding Co.	256,216	10,794
FXCM Inc. Class A	678,833	10,760
Resource Capital Corp.	2,176,832	10,601
Silver Bay Realty Trust Corp.	635,918	10,308
* Forestar Group Inc.	577,186	10,228
* Capital Bank Financial Corp.	426,927	10,195
Anworth Mortgage Asset Corp.	2,115,451	10,133
Employers Holdings Inc.	520,353	10,017
* Ladder Capital Corp. Class A	528,268	9,984
Brookline Bancorp Inc.	1,157,476	9,896
Maiden Holdings Ltd.	887,708	9,836
Berkshire Hills Bancorp Inc.	416,014	9,772
Rouse Properties Inc.	602,909	9,749
National Western Life Insurance Co. Class A	38,855	9,598
Oritani Financial Corp.	673,127	9,484
* Credit Acceptance Corp.	75,145	9,474
Saul Centers Inc.	199,245	9,313
* Investment Technology Group Inc.	582,734	9,184
* First BanCorp	1,852,059	8,797
AG Mortgage Investment Trust Inc.	494,188	8,797
State Bank Financial Corp.	532,721	8,651
Tompkins Financial Corp.	193,956	8,550
United Fire Group Inc.	307,293	8,534
Universal Health Realty Income Trust	202,659	8,447
Central Pacific Financial Corp.	468,984	8,409
* Ezcorp Inc. Class A	837,272	8,297
* PICO Holdings Inc.	396,531	7,911
* World Acceptance Corp.	116,817	7,885
FBL Financial Group Inc. Class A	172,092	7,693
Getty Realty Corp.	436,657	7,423
Dime Community Bancshares Inc.	513,733	7,398
GFI Group Inc.	1,323,023	7,158
* Tejon Ranch Co.	251,228	7,044
BancFirst Corp.	107,550	6,728
Urstadt Biddle Properties Inc. Class A	330,201	6,703
* MoneyGram International Inc.	523,428	6,564
* Essent Group Ltd.	289,744	6,203
Ashford Hospitality Prime Inc.	398,733	6,073
OneBeacon Insurance Group Ltd. Class A	390,091	6,011
* Beneficial Mutual Bancorp Inc.	459,735	5,875
* Flagstar Bancorp Inc.	343,434	5,780
GAMCO Investors Inc.	79,946	5,655
* CareTrust REIT Inc.	391,583	5,600
State Auto Financial Corp.	248,833	5,104
* PennyMac Financial Services Inc. Class A	337,315	4,942
Meadowbrook Insurance Group Inc.	828,409	4,846
* TESARO Inc.	173,119	4,660
Moelis & Co.	132,443	4,523
Fidelity & Guaranty Life	204,344	4,363
* NewStar Financial Inc.	374,919	4,214
* Walker & Dunlop Inc.	285,245	3,791
* Kearny Financial Corp.	233,976	3,119
* FCB Financial Holdings Inc. Class A	117,755	2,674
Urstadt Biddle Properties Inc.	60,433	1,039

*	Blackhawk Network Holdings Inc.	7,236	234
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	37,571	77
			11,227,763
Health Care (9.7%)
	Cooper Cos. Inc.	832,740	129,699
*	Medivation Inc.	1,267,152	125,283
*	Alkermes plc	2,532,997	108,590
*	Puma Biotechnology Inc.	444,659	106,082
*	Community Health Systems Inc.	1,907,142	104,492
*	Brookdale Senior Living Inc.	3,160,378	101,827
*	Tenet Healthcare Corp.	1,700,776	101,009
*	United Therapeutics Corp.	780,028	100,351
*	MEDNAX Inc.	1,741,173	95,451
*	Cubist Pharmaceuticals Inc.	1,315,521	87,272
*	Alnylam Pharmaceuticals Inc.	1,061,036	82,867
*	Salix Pharmaceuticals Ltd.	525,501	82,104
*	Centene Corp.	966,700	79,956
*	Isis Pharmaceuticals Inc.	2,045,055	79,409
*	Covance Inc.	982,020	77,285
*	Sirona Dental Systems Inc.	1,003,379	76,939
	Teleflex Inc.	719,077	75,532
*	Team Health Holdings Inc.	1,227,141	71,162
*	Seattle Genetics Inc.	1,715,374	63,778
*	Align Technology Inc.	1,192,885	61,648
*	Health Net Inc.	1,325,159	61,103
	Techne Corp.	642,584	60,114
*	PAREXEL International Corp.	950,660	59,977
*	Pacira Pharmaceuticals Inc.	592,335	57,409
	STERIS Corp.	1,030,744	55,619
*	LifePoint Hospitals Inc.	784,081	54,251
*	Cepheid	1,219,509	53,695
	HealthSouth Corp.	1,447,650	53,418
*	Alere Inc.	1,371,084	53,171
	West Pharmaceutical Services Inc.	1,167,708	52,267
*	DexCom Inc.	1,245,421	49,804
*,^ Myriad Genetics Inc.		1,264,435	48,769
*	Charles River Laboratories International Inc.	810,832	48,439
*	WellCare Health Plans Inc.	762,275	45,996
*	Akorn Inc.	1,266,195	45,925
*	NPS Pharmaceuticals Inc.	1,665,866	43,313
	Hill-Rom Holdings Inc.	996,757	41,296
*	Bio-Rad Laboratories Inc. Class A	351,175	39,823
*	Acadia Healthcare Co. Inc.	779,226	37,792
*	Amsurg Corp.	752,080	37,642
	Owens & Minor Inc.	1,095,419	35,864
*	Insulet Corp.	970,693	35,770
*	ACADIA Pharmaceuticals Inc.	1,381,813	34,214
*	Air Methods Corp.	612,326	34,015
	Healthcare Services Group Inc.	1,160,577	33,204
*	Bruker Corp.	1,751,448	32,428
*	Haemonetics Corp.	894,324	31,230
*,^ OPKO Health Inc.		3,583,069	30,492
*	Prestige Brands Holdings Inc.	902,781	29,223
*	HMS Holdings Corp.	1,523,784	28,723
*	NuVasive Inc.	816,036	28,455
*,^ Exact Sciences Corp.		1,440,545	27,918
*	Impax Laboratories Inc.	1,166,672	27,662

*	Magellan Health Inc.	500,570	27,396
*	Ironwood Pharmaceuticals Inc. Class A	2,099,396	27,198
*	Nektar Therapeutics	2,211,208	26,689
*	Wright Medical Group Inc.	876,013	26,543
*	Thoratec Corp.	977,961	26,141
*	Auxilium Pharmaceuticals Inc.	874,642	26,108
*	Synageva BioPharma Corp.	374,445	25,754
*	Medicines Co.	1,131,330	25,251
*,^ MannKind Corp.		4,193,462	24,783
*	Acorda Therapeutics Inc.	725,101	24,566
*	Globus Medical Inc.	1,224,396	24,084
*	Neogen Corp.	606,169	23,944
^	Theravance Inc.	1,398,420	23,899
*	Cyberonics Inc.	439,387	22,479
*	Molina Healthcare Inc.	525,165	22,214
*	Agios Pharmaceuticals Inc.	359,161	22,035
*,^ Keryx Biopharmaceuticals Inc.		1,594,916	21,930
*	HeartWare International Inc.	281,018	21,815
*	Integra LifeSciences Holdings Corp.	424,731	21,084
^	PDL BioPharma Inc.	2,790,190	20,843
	Kindred Healthcare Inc.	1,066,572	20,691
	Select Medical Holdings Corp.	1,693,836	20,377
*	Celldex Therapeutics Inc.	1,552,919	20,126
	Cantel Medical Corp.	574,989	19,768
	Abaxis Inc.	371,729	18,850
*	Ultragenyx Pharmaceutical Inc.	329,899	18,672
*	Lannett Co. Inc.	401,634	18,347
*	Masimo Corp.	856,397	18,224
*	Clovis Oncology Inc.	383,642	17,402
*,^ Arena Pharmaceuticals Inc.		3,820,654	16,009
*	Halozyme Therapeutics Inc.	1,741,918	15,851
*,^ ARIAD Pharmaceuticals Inc.		2,924,722	15,794
*,^ ImmunoGen Inc.		1,491,294	15,793
	CONMED Corp.	427,737	15,758
*	ABIOMED Inc.	633,065	15,719
*	Aegerion Pharmaceuticals Inc.	462,151	15,427
*	ICU Medical Inc.	238,891	15,332
*	Achillion Pharmaceuticals Inc.	1,446,132	14,432
*,^ Merrimack Pharmaceuticals Inc.		1,635,528	14,360
*	Tornier NV	595,085	14,223
	Analogic Corp.	215,167	13,762
*	Quidel Corp.	507,067	13,625
*	Catalent Inc.	541,614	13,557
*,^ Sarepta Therapeutics Inc.		640,220	13,509
*	IPC The Hospitalist Co. Inc.	298,836	13,385
*	Luminex Corp.	669,268	13,051
	Meridian Bioscience Inc.	722,742	12,785
*	NxStage Medical Inc.	967,588	12,704
*	Ophthotech Corp.	320,366	12,472
	Ensign Group Inc.	350,820	12,209
*	Bio-Reference Laboratories Inc.	433,753	12,171
*	Sagent Pharmaceuticals Inc.	388,435	12,080
*	Hanger Inc.	583,016	11,963
*	Portola Pharmaceuticals Inc.	467,960	11,830
*	Endologix Inc.	1,105,660	11,720
*,^ Intrexon Corp.		611,732	11,366
*	Emergent Biosolutions Inc.	521,566	11,115

*	Infinity Pharmaceuticals Inc.	802,918	10,775
*,^ Theravance Biopharma Inc.		420,758	9,698
*	Volcano Corp.	895,630	9,530
*	Orthofix International NV	304,837	9,438
*	Momenta Pharmaceuticals Inc.	827,246	9,381
*	Amedisys Inc.	462,833	9,335
*,^ Accuray Inc.		1,269,297	9,215
*	Gentiva Health Services Inc.	545,845	9,159
	National Healthcare Corp.	161,134	8,945
*	HealthStream Inc.	360,043	8,645
*	Merit Medical Systems Inc.	715,040	8,495
*	Healthways Inc.	523,160	8,381
*	Epizyme Inc.	292,531	7,931
*	Spectrum Pharmaceuticals Inc.	973,062	7,921
*,^ BioScrip Inc.		1,135,502	7,846
*	Ligand Pharmaceuticals Inc.	162,953	7,657
*	Genomic Health Inc.	246,503	6,979
*	CorVel Corp.	199,786	6,803
*	Universal American Corp.	841,511	6,766
*	Surgical Care Affiliates Inc.	234,604	6,271
	Invacare Corp.	514,360	6,075
*,^ Sequenom Inc.		2,034,690	6,043
*,^ VIVUS Inc.		1,533,456	5,919
*	Lexicon Pharmaceuticals Inc.	4,041,241	5,698
*	LHC Group Inc.	217,409	5,044
*	Acceleron Pharma Inc.	166,251	5,027
*,^ Kite Pharma Inc.		167,350	4,769
*,^ Exelixis Inc.		3,067,481	4,693
*	Insys Therapeutics Inc.	120,708	4,681
*	Relypsa Inc.	207,940	4,385
*,^ ZS Pharma Inc.		109,310	4,288
*,^ Synergy Pharmaceuticals Inc.		1,491,348	4,153
*,^ Dendreon Corp.		1,343,688	1,935
*	Rigel Pharmaceuticals Inc.	526,464	1,021
*	Mallinckrodt plc	224	20
*	Cubist Pharmaceuticals Inc. Rights Exp. 12/31/2015	107,963	12
			4,491,906
Industrials (19.5%)
	Trinity Industries Inc.	2,710,745	126,646
	Packaging Corp. of America	1,708,889	109,061
*	Flextronics International Ltd.	10,215,935	105,428
*	Kirby Corp.	892,006	105,123
	Valspar Corp.	1,305,430	103,116
	IDEX Corp.	1,390,809	100,653
	Waste Connections Inc.	2,048,049	99,371
	Lincoln Electric Holdings Inc.	1,380,284	95,426
*	Spirit AeroSystems Holdings Inc. Class A	2,445,272	93,067
	Total System Services Inc.	2,902,717	89,868
	Carlisle Cos. Inc.	1,113,794	89,527
	Acuity Brands Inc.	750,620	88,355
	Huntington Ingalls Industries Inc.	843,581	87,910
*	Genesee & Wyoming Inc. Class A	915,756	87,281
	Broadridge Financial Solutions Inc.	2,076,231	86,434
	PerkinElmer Inc.	1,961,412	85,518
*	Old Dominion Freight Line Inc.	1,197,299	84,577
	Eagle Materials Inc.	828,350	84,351
	Ryder System Inc.	921,838	82,938

*	CoStar Group Inc.	533,029	82,907
	Global Payments Inc.	1,184,323	82,761
	Jack Henry & Associates Inc.	1,432,708	79,745
	Allegion plc	1,668,874	79,505
*	Vantiv Inc. Class A	2,536,045	78,364
	Graco Inc.	1,043,698	76,169
*	WEX Inc.	673,223	74,270
	MSC Industrial Direct Co. Inc. Class A	851,044	72,730
	Nordson Corp.	940,017	71,507
	ITT Corp.	1,591,051	71,502
	Alliant Techsystems Inc.	554,683	70,800
*	Graphic Packaging Holding Co.	5,680,206	70,605
	Sonoco Products Co.	1,767,097	69,429
	URS Corp.	1,200,672	69,171
*	Hexcel Corp.	1,673,309	66,430
	Bemis Co. Inc.	1,734,859	65,959
	AptarGroup Inc.	1,075,569	65,287
	Oshkosh Corp.	1,476,670	65,195
	AO Smith Corp.	1,335,190	63,128
	Jabil Circuit Inc.	3,123,821	63,007
*	Zebra Technologies Corp.	881,879	62,587
*	USG Corp.	2,260,238	62,134
*	WESCO International Inc.	772,535	60,459
	Lennox International Inc.	759,315	58,369
	Triumph Group Inc.	893,249	58,106
	Terex Corp.	1,818,407	57,771
*	Cognex Corp.	1,431,304	57,639
	Toro Co.	966,996	57,275
	RR Donnelley & Sons Co.	3,470,409	57,123
	Fortune Brands Home & Security Inc.	1,376,271	56,579
	Kennametal Inc.	1,366,683	56,458
	Landstar System Inc.	776,214	56,035
*	Esterline Technologies Corp.	499,833	55,616
*	HD Supply Holdings Inc.	2,039,559	55,598
*	AECOM Technology Corp.	1,641,551	55,402
	CLARCOR Inc.	876,395	55,283
^	Valmont Industries Inc.	409,554	55,261
*	Teledyne Technologies Inc.	586,735	55,159
	Manitowoc Co. Inc.	2,350,086	55,110
	FEI Co.	728,886	54,973
	Foster Wheeler AG	1,738,314	54,965
	Air Lease Corp. Class A	1,689,471	54,908
	National Instruments Corp.	1,768,509	54,700
	Exelis Inc.	3,271,178	54,105
	Crane Co.	819,684	51,812
	Babcock & Wilcox Co.	1,866,553	51,685
	Curtiss-Wright Corp.	753,346	49,661
*	Berry Plastics Group Inc.	1,938,867	48,937
	Woodward Inc.	1,023,803	48,754
*,^ Generac Holdings Inc.		1,195,983	48,485
*	Clean Harbors Inc.	895,302	48,275
	Belden Inc.	751,185	48,091
	Regal-Beloit Corp.	745,668	47,909
	Deluxe Corp.	864,410	47,681
	World Fuel Services Corp.	1,192,720	47,613
	KBR Inc.	2,522,577	47,500
	Con-way Inc.	998,968	47,451

	EnerSys	808,278	47,397
*	Moog Inc. Class A	684,581	46,825
	GATX Corp.	778,224	45,425
	MAXIMUS Inc.	1,105,547	44,366
	EMCOR Group Inc.	1,106,132	44,201
	Covanta Holding Corp.	2,046,837	43,434
*	Armstrong World Industries Inc.	762,206	42,684
*	Euronet Worldwide Inc.	865,853	41,379
	Anixter International Inc.	483,787	41,044
*	IPG Photonics Corp.	588,661	40,488
*	Genpact Ltd.	2,442,445	39,861
*	Knowles Corp.	1,477,149	39,144
*	CoreLogic Inc.	1,424,712	38,567
	Watsco Inc.	444,319	38,291
*	DigitalGlobe Inc.	1,311,875	37,388
*	Owens-Illinois Inc.	1,431,687	37,295
	TimkenSteel Corp.	788,403	36,653
	Silgan Holdings Inc.	771,041	36,239
	Corporate Executive Board Co.	585,923	35,196
	Actuant Corp. Class A	1,130,204	34,494
	Vishay Intertechnology Inc.	2,350,420	33,588
*	Louisiana-Pacific Corp.	2,456,243	33,380
	Littelfuse Inc.	390,548	33,267
*	MasTec Inc.	1,065,784	32,634
*	Rexnord Corp.	1,144,331	32,556
	Greenbrier Cos. Inc.	429,709	31,532
*	MWI Veterinary Supply Inc.	212,402	31,520
*	Swift Transportation Co.	1,493,230	31,328
*	Navistar International Corp.	918,247	30,220
	Timken Co.	709,966	30,095
	Harsco Corp.	1,403,602	30,051
*	XPO Logistics Inc.	797,143	30,028
*	Sanmina Corp.	1,435,461	29,944
	Applied Industrial Technologies Inc.	648,877	29,621
	Booz Allen Hamilton Holding Corp. Class A	1,256,195	29,395
*	Advisory Board Co.	630,514	29,376
	Knight Transportation Inc.	1,055,460	28,909
	Heartland Payment Systems Inc.	593,837	28,338
	Convergys Corp.	1,580,540	28,165
	Mueller Industries Inc.	985,141	28,116
	Tetra Tech Inc.	1,115,911	27,875
*	Orbital Sciences Corp.	999,909	27,797
*,^ Vistaprint NV		506,005	27,724
	Watts Water Technologies Inc. Class A	471,774	27,481
	MSA Safety Inc.	552,287	27,283
*	Cardtronics Inc.	772,510	27,192
*	Masonite International Corp.	489,998	27,136
	Mobile Mini Inc.	770,364	26,940
*	Coherent Inc.	433,638	26,612
*	Proto Labs Inc.	379,755	26,203
	Barnes Group Inc.	849,749	25,790
	UniFirst Corp.	263,976	25,497
	United Stationers Inc.	676,826	25,428
*	EnPro Industries Inc.	416,633	25,219
*	WageWorks Inc.	550,196	25,050
*	Huron Consulting Group Inc.	408,152	24,885
*	FTI Consulting Inc.	711,248	24,865

*	Hub Group Inc. Class A	606,692	24,589
	EVERTEC Inc.	1,093,056	24,419
	Franklin Electric Co. Inc.	702,262	24,397
	TAL International Group Inc.	590,457	24,356
*	NeuStar Inc. Class A	974,237	24,190
*	Itron Inc.	613,573	24,120
	Forward Air Corp.	535,579	24,010
	Heartland Express Inc.	991,013	23,745
*,^ Universal Display Corp.		726,393	23,709
*	Veeco Instruments Inc.	663,699	23,196
*	On Assignment Inc.	851,589	22,865
*	Measurement Specialties Inc.	267,056	22,863
	HEICO Corp.	485,459	22,671
	ABM Industries Inc.	875,464	22,491
*	PHH Corp.	997,706	22,309
	H&E Equipment Services Inc.	550,420	22,171
	RBC Bearings Inc.	386,951	21,940
	Mueller Water Products Inc. Class A	2,635,451	21,822
*	Plexus Corp.	586,215	21,649
*	Korn/Ferry International	866,003	21,563
	Tennant Co.	319,347	21,425
*	ExamWorks Group Inc.	648,408	21,235
	Simpson Manufacturing Co. Inc.	723,083	21,078
*	Benchmark Electronics Inc.	935,712	20,782
*	OSI Systems Inc.	326,683	20,738
	CIRCOR International Inc.	307,056	20,674
*	Boise Cascade Co.	684,508	20,631
	Brink's Co.	843,718	20,283
	HEICO Corp. Class A	484,176	19,512
	Granite Construction Inc.	612,028	19,469
*,^ Outerwall Inc.		345,016	19,355
	Apogee Enterprises Inc.	480,707	19,132
	Werner Enterprises Inc.	748,985	18,874
	Matson Inc.	746,929	18,696
	Kaman Corp.	470,604	18,495
*	Greatbatch Inc.	432,821	18,443
*	LifeLock Inc.	1,289,417	18,426
*	Trex Co. Inc.	527,789	18,246
*	TrueBlue Inc.	721,149	18,216
	G&K Services Inc. Class A	328,700	18,203
*	TriMas Corp.	747,048	18,176
	MTS Systems Corp.	263,099	17,959
*	Tutor Perini Corp.	675,047	17,821
	AZZ Inc.	423,423	17,686
	Brady Corp. Class A	786,431	17,648
*	Wesco Aircraft Holdings Inc.	1,010,754	17,587
*	Meritor Inc.	1,614,927	17,522
*	Rogers Corp.	317,264	17,373
	Aircastle Ltd.	1,055,733	17,272
	Otter Tail Corp.	636,796	16,983
	Albany International Corp.	496,849	16,913
	Primoris Services Corp.	628,258	16,862
*	UTi Worldwide Inc.	1,556,625	16,547
	Standex International Corp.	222,003	16,459
^	Sturm Ruger & Co. Inc.	337,412	16,429
	Cubic Corp.	349,137	16,340
*	Wabash National Corp.	1,198,653	15,966

	AAR Corp.	653,519	15,782
^	Lindsay Corp.	210,161	15,710
	Raven Industries Inc.	634,141	15,473
	Greif Inc. Class A	352,128	15,427
	Exponent Inc.	215,999	15,310
*	FARO Technologies Inc.	299,713	15,210
	ArcBest Corp.	406,925	15,178
	ESCO Technologies Inc.	434,301	15,105
	Sun Hydraulics Corp.	390,841	14,692
	McGrath RentCorp	428,496	14,655
*	Atlas Air Worldwide Holdings Inc.	439,046	14,497
*	Aegion Corp. Class A	649,420	14,450
	Universal Forest Products Inc.	331,053	14,139
*	TriNet Group Inc.	540,666	13,922
*	Sykes Enterprises Inc.	685,079	13,688
*	Taminco Corp.	520,010	13,572
	John Bean Technologies Corp.	481,267	13,538
*	ExlService Holdings Inc.	541,235	13,212
*	DXP Enterprises Inc.	175,834	12,955
*	Thermon Group Holdings Inc.	528,456	12,905
	Altra Industrial Motion Corp.	441,566	12,876
*	Team Inc.	338,395	12,829
	Acacia Research Corp.	827,687	12,813
	American Railcar Industries Inc.	167,014	12,346
^	Textainer Group Holdings Ltd.	392,581	12,217
	General Cable Corp.	804,134	12,126
	Badger Meter Inc.	238,605	12,038
	Encore Wire Corp.	324,315	12,029
*	Navigant Consulting Inc.	849,321	11,814
	Quanex Building Products Corp.	652,492	11,804
*	Newport Corp.	659,830	11,692
	Astec Industries Inc.	318,841	11,628
*	RPX Corp.	840,912	11,546
*	II-VI Inc.	969,611	11,412
	AAON Inc.	669,791	11,393
	ManTech International Corp. Class A	418,737	11,285
*	Roadrunner Transportation Systems Inc.	494,621	11,272
*	Rofin-Sinar Technologies Inc.	487,196	11,235
*	Nortek Inc.	150,073	11,180
	Materion Corp.	359,256	11,018
	Insperity Inc.	399,043	10,910
*	Imperva Inc.	368,738	10,594
	Schnitzer Steel Industries Inc.	436,076	10,488
	Hyster-Yale Materials Handling Inc.	144,528	10,351
*	Aerovironment Inc.	342,854	10,310
	AVX Corp.	731,323	9,712
	Gorman-Rupp Co.	319,883	9,609
*	Ambarella Inc.	218,970	9,562
*	GrafTech International Ltd.	2,015,018	9,229
	Kforce Inc.	455,995	8,924
	Resources Connection Inc.	633,687	8,834
*,^ Smith & Wesson Holding Corp.		930,399	8,783
	Quad/Graphics Inc.	452,002	8,701
	Griffon Corp.	747,994	8,520
	Comfort Systems USA Inc.	624,384	8,460
*	Checkpoint Systems Inc.	689,741	8,436
	Park Electrochemical Corp.	346,219	8,153

*	Monster Worldwide Inc.	1,469,544	8,083
	American Science & Engineering Inc.	137,800	7,631
*,^ Bazaarvoice Inc.		1,019,719	7,536
	Kelly Services Inc. Class A	475,659	7,454
*	TeleTech Holdings Inc.	299,963	7,373
*	Air Transport Services Group Inc.	905,522	6,592
*	TTM Technologies Inc.	944,451	6,432
	Black Box Corp.	257,433	6,003
*	Dice Holdings Inc.	702,278	5,885
*	CAI International Inc.	294,687	5,702
*	Mistras Group Inc.	273,104	5,571
	Landauer Inc.	166,710	5,503
*	M/A-COM Technology Solutions Holdings Inc.	248,840	5,435
*	CDK Global Inc.	161,250	4,933
*	InnerWorkings Inc.	587,579	4,754
	Greif Inc. Class B	91,711	4,540
*	Advanced Drainage Systems Inc.	209,098	4,381
*,^ Nuverra Environmental Solutions Inc.		280,421	4,136
*	Ply Gem Holdings Inc.	356,112	3,860
*	Continental Building Products Inc.	231,596	3,381
*	Paylocity Holding Corp.	130,769	2,570
*	Layne Christensen Co.	185,990	1,806
*	Vectrus Inc.	92,248	1,802
*	Viasystems Group Inc.	4,094	64
*	Multi-Fineline Electronix Inc.	937	9
	Electro Scientific Industries Inc.	53	—
*	Higher One Holdings Inc.	69	—
			9,063,517
Oil & Gas (5.9%)
	Targa Resources Corp.	659,082	89,747
	Superior Energy Services Inc.	2,686,773	88,314
*	Newfield Exploration Co.	2,373,669	87,992
*	First Solar Inc.	1,305,272	85,900
*	WPX Energy Inc.	3,524,629	84,803
*	Gulfport Energy Corp.	1,485,141	79,307
	Patterson-UTI Energy Inc.	2,411,417	78,443
*	Oasis Petroleum Inc.	1,669,152	69,787
*	Athlon Energy Inc.	1,098,811	63,984
*	Kodiak Oil & Gas Corp.	4,642,056	62,993
*	Diamondback Energy Inc.	836,190	62,530
	SemGroup Corp. Class A	740,676	61,676
*	Dril-Quip Inc.	659,735	58,980
*,^ Ultra Petroleum Corp.		2,528,218	58,806
*	Oil States International Inc.	939,387	58,148
*	NOW Inc.	1,858,958	56,531
	Western Refining Inc.	1,316,918	55,297
	Rowan Cos. plc Class A	2,162,564	54,735
*	Unit Corp.	861,304	50,515
	Exterran Holdings Inc.	1,105,971	49,006
*	Rosetta Resources Inc.	1,067,930	47,587
*	Atwood Oceanics Inc.	1,061,779	46,389
	Bristow Group Inc.	586,978	39,445
*	MRC Global Inc.	1,683,511	39,259
*	Carrizo Oil & Gas Inc.	719,580	38,728
	PBF Energy Inc. Class A	1,524,088	36,578
*	Helix Energy Solutions Group Inc.	1,649,890	36,397
*,^ SandRidge Energy Inc.		8,151,972	34,972

	Tidewater Inc.	863,638	33,708
*	Laredo Petroleum Inc.	1,498,278	33,576
*	Forum Energy Technologies Inc.	1,059,667	32,436
*	Chart Industries Inc.	529,336	32,358
*	Rice Energy Inc.	1,183,500	31,481
*	PDC Energy Inc.	623,082	31,335
	Delek US Holdings Inc.	945,036	31,300
*,^ SunPower Corp. Class A		911,113	30,869
*	Bonanza Creek Energy Inc.	537,601	30,590
*	Matador Resources Co.	1,146,485	29,637
*	Stone Energy Corp.	927,085	29,073
	RPC Inc.	1,140,341	25,042
*,^ GT Advanced Technologies Inc.		2,269,541	24,579
*	Sanchez Energy Corp.	912,937	23,974
*,^ McDermott International Inc.		4,127,627	23,610
*	C&J Energy Services Inc.	769,104	23,496
*	Flotek Industries Inc.	889,819	23,198
*	SEACOR Holdings Inc.	309,903	23,181
*	Memorial Resource Development Corp.	841,656	22,817
	Civeo Corp.	1,853,250	21,516
	Pattern Energy Group Inc. Class A	686,769	21,235
^	CARBO Ceramics Inc.	341,645	20,236
*	Parsley Energy Inc. Class A	913,622	19,488
*	Seventy Seven Energy Inc.	795,304	18,881
*	Hornbeck Offshore Services Inc.	567,838	18,585
*	Magnum Hunter Resources Corp.	3,290,684	18,329
*	Bill Barrett Corp.	819,251	18,056
	Energy XXI Bermuda Ltd.	1,549,206	17,584
*	Newpark Resources Inc.	1,381,195	17,182
*,^ Halcon Resources Corp.		4,029,055	15,955
*	Penn Virginia Corp.	1,242,326	15,790
*	Basic Energy Services Inc.	713,245	15,470
*	Pioneer Energy Services Corp.	1,098,376	15,399
*	Northern Oil and Gas Inc.	1,007,673	14,329
*	TETRA Technologies Inc.	1,313,663	14,214
	Comstock Resources Inc.	748,796	13,943
*	RSP Permian Inc.	537,496	13,738
^	CVR Energy Inc.	301,929	13,505
	Gulfmark Offshore Inc.	422,101	13,233
	Tesco Corp.	592,715	11,765
*	EP Energy Corp. Class A	639,024	11,170
^	EXCO Resources Inc.	3,319,946	11,089
*	Key Energy Services Inc.	2,270,141	10,987
*	Rex Energy Corp.	846,941	10,731
*	Clayton Williams Energy Inc.	105,819	10,206
*	Parker Drilling Co.	2,012,340	9,941
	Green Plains Inc.	261,496	9,777
*,^ Eclipse Resources Corp.		556,898	9,256
*,^ Goodrich Petroleum Corp.		618,623	9,168
*,^ Paragon Offshore plc		1,474,904	9,071
*	Contango Oil & Gas Co.	269,890	8,971
*,^ Approach Resources Inc.		616,717	8,942
*,^ Solazyme Inc.		1,028,011	7,669
*	Resolute Energy Corp.	1,220,785	7,654
*	Geospace Technologies Corp.	217,302	7,638
*,^ Swift Energy Co.		725,768	6,967
	W&T Offshore Inc.	593,405	6,527

*	ION Geophysical Corp.	2,288,107	6,384
	Alon USA Energy Inc.	424,031	6,089
*	Willbros Group Inc.	703,758	5,862
*,^ Hercules Offshore Inc.		2,663,411	5,860
*	PetroQuest Energy Inc.	980,369	5,510
*	Vantage Drilling Co.	3,209,665	4,076
*	Jones Energy Inc.	197,373	3,707
*	Midstates Petroleum Co. Inc.	557,359	2,815
*,^ Quicksilver Resources Inc.		1,116,531	673
*	Forest Oil Corp.	247	—
			2,758,282
Other (0.0%)
*	Leap Wireless International Inc CVR	938,827	2,366

Technology (11.7%)
*	Palo Alto Networks Inc.	1,071,060	105,071
*	Concur Technologies Inc.	792,535	100,509
*	NCR Corp.	2,919,828	97,551
	IAC/InterActiveCorp	1,347,850	88,823
	Pitney Bowes Inc.	3,522,728	88,033
*	athenahealth Inc.	659,482	86,847
*	Cadence Design Systems Inc.	5,037,800	86,701
*	SunEdison Inc.	4,436,896	83,769
	Brocade Communications Systems Inc.	7,437,826	80,849
*	PTC Inc.	2,037,583	75,187
*	Ingram Micro Inc.	2,702,793	69,759
	Teradyne Inc.	3,555,164	68,935
*	ON Semiconductor Corp.	7,662,151	68,500
	Solera Holdings Inc.	1,195,075	67,354
*	VeriFone Systems Inc.	1,940,635	66,719
*	Ultimate Software Group Inc.	466,427	66,004
*	Informatica Corp.	1,910,677	65,422
*	ARRIS Group Inc.	2,262,720	64,159
*	TIBCO Software Inc.	2,590,019	61,202
*	Aspen Technology Inc.	1,585,295	59,797
*	AOL Inc.	1,298,165	58,353
*	TriQuint Semiconductor Inc.	3,037,134	57,918
*	RF Micro Devices Inc.	4,995,936	57,653
*	Fortinet Inc.	2,275,775	57,497
*	Verint Systems Inc.	1,025,863	57,048
*	Atmel Corp.	6,906,214	55,802
*	SS&C Technologies Holdings Inc.	1,232,857	54,110
*	Tableau Software Inc. Class A	723,193	52,540
	DST Systems Inc.	621,128	52,125
*	JDS Uniphase Corp.	3,995,464	51,142
	CDW Corp.	1,644,308	51,056
*	Guidewire Software Inc.	1,131,275	50,161
*	Riverbed Technology Inc.	2,635,507	48,876
*	International Rectifier Corp.	1,242,590	48,759
*	Tyler Technologies Inc.	542,108	47,922
*	SolarWinds Inc.	1,113,172	46,809
*	Synaptics Inc.	638,285	46,722
*	Cavium Inc.	931,168	46,307
	Lexmark International Inc. Class A	1,078,823	45,850
	Leidos Holdings Inc.	1,298,677	44,584
*	Manhattan Associates Inc.	1,304,358	43,592
*	Qlik Technologies Inc.	1,561,995	42,236

*	Microsemi Corp.	1,656,925	42,102
*	Integrated Device Technology Inc.	2,584,540	41,223
*	ViaSat Inc.	730,283	40,253
*	Allscripts Healthcare Solutions Inc.	2,972,933	39,882
*	Medidata Solutions Inc.	891,588	39,488
*	Tech Data Corp.	664,153	39,092
	j2 Global Inc.	787,726	38,882
*	Aruba Networks Inc.	1,794,278	38,721
	Compuware Corp.	3,632,524	38,541
*	CommVault Systems Inc.	747,932	37,696
*	ACI Worldwide Inc.	1,981,545	37,174
*	EchoStar Corp. Class A	757,511	36,936
*	Dealertrack Technologies Inc.	842,466	36,571
*,^ Advanced Micro Devices Inc.		10,637,191	36,273
*	Freescale Semiconductor Ltd.	1,846,885	36,070
*	Electronics For Imaging Inc.	808,214	35,699
	Diebold Inc.	1,009,987	35,673
	Plantronics Inc.	744,231	35,559
*	CommScope Holding Co. Inc.	1,463,335	34,988
	Mentor Graphics Corp.	1,681,938	34,471
*	Rovi Corp.	1,648,433	32,548
*	Fairchild Semiconductor International Inc. Class A	2,086,606	32,405
	Intersil Corp. Class A	2,249,662	31,968
*	Semtech Corp.	1,168,634	31,728
	Blackbaud Inc.	802,105	31,515
	Science Applications International Corp.	708,550	31,339
*	SYNNEX Corp.	476,556	30,800
	Fair Isaac Corp.	558,466	30,772
	MKS Instruments Inc.	921,380	30,756
*	Sapient Corp.	2,092,760	29,299
*	Polycom Inc.	2,375,945	29,189
*	Ciena Corp.	1,742,425	29,133
*	CACI International Inc. Class A	408,325	29,101
*	Finisar Corp.	1,728,827	28,750
*	Cornerstone OnDemand Inc.	834,669	28,721
	Monolithic Power Systems Inc.	639,010	28,148
*	Entegris Inc.	2,422,260	27,856
*	NetScout Systems Inc.	606,132	27,761
*	Silicon Laboratories Inc.	678,797	27,586
	InterDigital Inc.	691,740	27,545
*	Demandware Inc.	533,459	27,164
*	EPAM Systems Inc.	619,850	27,143
	Power Integrations Inc.	496,688	26,776
*	Synchronoss Technologies Inc.	581,384	26,616
*	OmniVision Technologies Inc.	999,617	26,450
	Cypress Semiconductor Corp.	2,489,509	24,584
*,^ InvenSense Inc.		1,234,972	24,366
	Cogent Communications Holdings Inc.	724,492	24,350
*	Spansion Inc. Class A	1,063,331	24,233
*	Envestnet Inc.	534,045	24,032
	Advent Software Inc.	761,208	24,024
*	Rambus Inc.	1,887,506	23,556
*	Cirrus Logic Inc.	1,079,291	22,503
*	Syntel Inc.	254,200	22,354
	Tessera Technologies Inc.	820,568	21,811
*	Infinera Corp.	2,040,750	21,775
*	PMC-Sierra Inc.	2,888,620	21,549

*	Progress Software Corp.	879,948	21,040
*	iGATE Corp.	562,839	20,667
*	MicroStrategy Inc. Class A	157,848	20,653
*	Unisys Corp.	879,621	20,592
*	MedAssets Inc.	991,701	20,548
*	Proofpoint Inc.	552,424	20,517
*	Shutterstock Inc.	276,308	19,723
	Monotype Imaging Holdings Inc.	680,676	19,277
*	Veeva Systems Inc. Class A	675,118	19,018
*	Kulicke & Soffa Industries Inc.	1,331,850	18,952
*,^ FleetMatics Group plc		619,715	18,901
*	LogMeIn Inc.	406,423	18,724
	ADTRAN Inc.	902,837	18,535
*	NETGEAR Inc.	592,773	18,524
*	Ruckus Wireless Inc.	1,365,573	18,244
*	Bottomline Technologies de Inc.	649,776	17,927
	NIC Inc.	1,020,538	17,574
*	Web.com Group Inc.	866,121	17,288
*,^ Ubiquiti Networks Inc.		459,937	17,261
*	Super Micro Computer Inc.	585,569	17,227
*	Dycom Industries Inc.	560,297	17,207
*	ScanSource Inc.	495,499	17,139
*	Cabot Microelectronics Corp.	392,552	16,271
*	Insight Enterprises Inc.	712,014	16,113
*	Amkor Technology Inc.	1,854,035	15,592
*	Lattice Semiconductor Corp.	2,060,521	15,454
*	Ellie Mae Inc.	467,660	15,246
*	Marketo Inc.	468,171	15,122
	West Corp.	511,162	15,059
	CSG Systems International Inc.	572,842	15,054
*,^ Gogo Inc.		888,419	14,979
*	Diodes Inc.	620,143	14,834
*	Loral Space & Communications Inc.	204,698	14,699
*	QLogic Corp.	1,526,550	13,983
*	RealPage Inc.	895,172	13,875
*	Sonus Networks Inc.	3,861,380	13,206
*	Infoblox Inc.	852,879	12,580
*	Advanced Energy Industries Inc.	659,706	12,396
*	Interactive Intelligence Group Inc.	291,801	12,197
	Brooks Automation Inc.	1,103,832	11,601
	Pegasystems Inc.	597,148	11,412
*	Nimble Storage Inc.	438,063	11,377
	Quality Systems Inc.	785,700	10,819
*	LivePerson Inc.	846,873	10,662
	Computer Programs & Systems Inc.	185,317	10,654
*	Ultratech Inc.	465,794	10,597
*	BroadSoft Inc.	498,988	10,499
*	Ixia	1,137,224	10,394
*	Actua Corp.	644,829	10,330
*	Harmonic Inc.	1,595,186	10,114
	Comtech Telecommunications Corp.	265,130	9,850
*	Blucora Inc.	644,085	9,816
*	Applied Micro Circuits Corp.	1,360,908	9,526
	Micrel Inc.	787,078	9,469
*,^ Endurance International Group Holdings Inc.		562,238	9,148
*	Cray Inc.	339,428	8,907
	Epiq Systems Inc.	500,873	8,795

*,^ Cvent Inc.		331,368	8,407
*	Comverse Inc.	370,886	8,282
*	Tangoe Inc.	607,789	8,236
*,^ Textura Corp.		309,961	8,183
^	Ebix Inc.	567,517	8,047
*	RingCentral Inc. Class A	602,507	7,658
*	Digital River Inc.	501,407	7,280
*	FormFactor Inc.	982,339	7,043
*	Silicon Image Inc.	1,363,560	6,872
	Forrester Research Inc.	184,591	6,804
*	Calix Inc.	710,164	6,796
*	Intralinks Holdings Inc.	837,703	6,785
*	Emulex Corp.	1,335,406	6,597
*	Mercury Systems Inc.	551,403	6,071
*	ChannelAdvisor Corp.	366,826	6,016
*	Inphi Corp.	412,879	5,937
*	Silicon Graphics International Corp.	602,886	5,565
*	Zendesk Inc.	252,616	5,454
*	CEVA Inc.	357,407	4,804
*	Benefitfocus Inc.	178,090	4,798
*,^ Rocket Fuel Inc.		282,135	4,458
*	Quantum Corp.	3,748,990	4,349
*,^ VirnetX Holding Corp.		721,208	4,327
*	Jive Software Inc.	685,948	3,999
*,^ Gigamon Inc.		364,053	3,812
*,^ Barracuda Networks Inc.		135,363	3,472
*	Pendrell Corp.	2,587,498	3,467
*	Systemax Inc.	224,042	2,794
*,^ Castlight Health Inc. Class B		212,880	2,755
*,^ OPOWER Inc.		129,720	2,447
*	Entropic Communications Inc.	782,591	2,082
*	Vocera Communications Inc.	240,432	1,940
*	Rightside Group Ltd.	126,041	1,229
*	Millennial Media Inc.	530,906	988
*	MobileIron Inc.	48,965	546
*	Piksel Inc.	241	—
			5,458,221
Telecommunications (0.5%)
*	tw telecom Inc. Class A	2,398,209	99,789
	Telephone & Data Systems Inc.	1,579,404	37,842
*,^ Globalstar Inc.		6,098,370	22,320
	Consolidated Communications Holdings Inc.	630,168	15,786
*	Cincinnati Bell Inc.	3,636,094	12,254
*,^ Iridium Communications Inc.		1,295,560	11,466
*	Vonage Holdings Corp.	3,092,054	10,142
	Atlantic Tele-Network Inc.	166,330	8,965
*	United States Cellular Corp.	223,358	7,925
*	Intelsat SA	370,725	6,354
	EarthLink Holdings Corp.	1,783,203	6,099
			238,942
Utilities (3.5%)
	AGL Resources Inc.	2,075,317	106,547
	UGI Corp.	2,994,258	102,074
	ITC Holdings Corp.	2,702,499	96,290
	Atmos Energy Corp.	1,743,055	83,144
	Westar Energy Inc. Class A	2,252,680	76,861

Aqua America Inc.			3,077,568	72,415
TECO Energy Inc.			4,054,200	70,462
Questar Corp.			3,044,528	67,863
Great Plains Energy Inc.			2,676,400	64,689
Vectren Corp.			1,433,115	57,181
Cleco Corp.			1,048,678	50,494
* Dynegy Inc. Class A			1,656,123	47,796
^ Hawaiian Electric Industries Inc.			1,781,451	47,298
IDACORP Inc.			873,126	46,808
Piedmont Natural Gas Co. Inc.			1,357,483	45,516
Portland General Electric Co.			1,358,433	43,633
Southwest Gas Corp.			808,086	39,257
WGL Holdings Inc.			902,205	38,001
Black Hills Corp.			775,455	37,129
New Jersey Resources Corp.			733,244	37,036
UIL Holdings Corp.			982,234	34,771
PNM Resources Inc.			1,383,563	34,465
Laclede Group Inc.			712,359	33,053
ALLETE Inc.			740,418	32,867
Avista Corp.			1,063,296	32,462
ONE Gas Inc.			903,246	30,936
NorthWestern Corp.			679,838	30,837
South Jersey Industries Inc.			575,555	30,712
El Paso Electric Co.			700,948	25,620
MGE Energy Inc.			602,209	22,438
American States Water Co.			672,401	20,454
Northwest Natural Gas Co.			472,144	19,948
Empire District Electric Co.			753,218	18,190
California Water Service Group			789,061	17,707
* TerraForm Power Inc. Class A			336,720	9,718
Ormat Technologies Inc.			317,056	8,329
Atlantic Power Corp.			2,108,078	5,017
				1,638,018
Total Common Stocks (Cost $35,536,794)				46,433,565
	Coupon
Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.3%)
[2,3] Vanguard Market Liquidity Fund	0.109%		593,290,757	593,291

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.085%	10/29/14	10,000	10,000
Total Temporary Cash Investments (Cost $603,291)				603,291
Total Investments (101.0%) (Cost $36,140,085)				47,036,856
Other Assets and Liabilities-Net (-1.0%)[3]				(480,232)
Net Assets (100%)				46,556,624

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $412,525,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $444,952,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $6,200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	46,431,199	—	2,366
Temporary Cash Investments	593,291	10,000	—
Futures Contracts—Assets[1]	905	—	—
Futures Contracts—Liabilities[1]	(2,671)	—	—
Total	47,022,724	10,000	2,366
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk

Small-Cap Index Fund

involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2014	559	61,300	(1,059)
E-mini S&P MidCap 400 Index	December 2014	43	5,871	(133)
				(1,192)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has

Small-Cap Index Fund

pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At September 30, 2014, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date Counterparty[1]		($000)	(Paid)	($000)
SLM Corp.	12/19/2014	GSI	42,085	(.554%)	(2,371)
1 GSI—Goldman Sachs International.

E. At September 30, 2014, the cost of investment securities for tax purposes was $36,149,372,000. Net unrealized appreciation of investment securities for tax purposes was $10,887,484,000, consisting of unrealized gains of $12,610,956,000 on securities that had risen in value since their purchase and $1,723,472,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (3.0%)
EI du Pont de Nemours & Co.	14,978,986	1,074,892
Dow Chemical Co.	19,558,807	1,025,664
LyondellBasell Industries NV Class A	6,712,904	729,424
Praxair Inc.	4,767,222	614,972
Freeport-McMoRan Inc.	16,981,919	554,460
Ecolab Inc.	4,403,536	505,658
PPG Industries Inc.	2,253,556	443,365
Air Products & Chemicals Inc.	3,135,598	408,192
International Paper Co.	6,957,546	332,153
Alcoa Inc.	19,210,242	309,093
Nucor Corp.	5,198,149	282,156
Sigma-Aldrich Corp.	1,941,347	264,043
Mosaic Co.	5,280,238	234,495
CF Industries Holdings Inc.	815,096	227,591
Newmont Mining Corp.	8,152,734	187,921
Eastman Chemical Co.	2,191,094	177,238
Celanese Corp. Class A	2,542,190	148,769
CONSOL Energy Inc.	3,743,694	141,736
Ashland Inc.	1,266,493	131,842
International Flavors & Fragrances Inc.	1,317,802	126,351
FMC Corp.	2,168,982	124,044
Airgas Inc.	1,092,547	120,890
* WR Grace & Co.	1,160,994	105,581
RPM International Inc.	2,181,799	99,883
United States Steel Corp.	2,367,893	92,750
Rockwood Holdings Inc.	1,179,243	90,153
Huntsman Corp.	3,363,120	87,407
Steel Dynamics Inc.	3,715,774	84,014
Reliance Steel & Aluminum Co.	1,207,008	82,559
Albemarle Corp.	1,287,873	75,856
Avery Dennison Corp.	1,546,159	69,036
Royal Gold Inc.	1,008,664	65,503
NewMarket Corp.	167,212	63,711
Allegheny Technologies Inc.	1,682,113	62,406
Westlake Chemical Corp.	654,528	56,676
Cytec Industries Inc.	1,176,234	55,624
US Silica Holdings Inc.	876,166	54,769
Peabody Energy Corp.	4,412,561	54,627
PolyOne Corp.	1,531,734	54,499
* Platform Specialty Products Corp.	2,023,704	50,633
Cabot Corp.	947,588	48,109
Compass Minerals International Inc.	549,042	46,273
Sensient Technologies Corp.	816,793	42,759
Axiall Corp.	1,137,382	40,730
Carpenter Technology Corp.	824,817	37,240
* KapStone Paper and Packaging Corp.	1,322,578	36,992
Domtar Corp.	1,042,183	36,612
* Chemtura Corp.	1,558,084	36,350
Minerals Technologies Inc.	561,956	34,678

	Commercial Metals Co.	1,921,358	32,798
	HB Fuller Co.	817,499	32,455
	Olin Corp.	1,278,217	32,275
	Worthington Industries Inc.	852,450	31,728
*	Stillwater Mining Co.	1,956,697	29,409
*	Polypore International Inc.	735,310	28,611
	Balchem Corp.	500,067	28,289
^	Cliffs Natural Resources Inc.	2,502,540	25,976
	Tronox Ltd. Class A	979,842	25,525
*	SunCoke Energy Inc.	1,085,972	24,380
	Kaiser Aluminum Corp.	302,707	23,072
^	Rayonier Advanced Materials Inc.	687,510	22,626
*	AK Steel Holding Corp.	2,657,543	21,287
*	Century Aluminum Co.	792,605	20,584
*	Ferro Corp.	1,418,832	20,559
	Innophos Holdings Inc.	358,826	19,768
*	Clearwater Paper Corp.	322,455	19,383
	Globe Specialty Metals Inc.	1,029,381	18,724
*	Resolute Forest Products Inc.	1,102,257	17,239
*	Calgon Carbon Corp.	872,283	16,905
	A Schulman Inc.	458,871	16,593
	PH Glatfelter Co.	702,554	15,421
	Quaker Chemical Corp.	211,598	15,169
	Hecla Mining Co.	5,806,273	14,400
*,^ Intrepid Potash Inc.		927,053	14,323
	Neenah Paper Inc.	267,067	14,283
	Stepan Co.	316,845	14,062
	Innospec Inc.	386,148	13,863
*	Horsehead Holding Corp.	819,486	13,546
	OM Group Inc.	519,700	13,486
*	Cloud Peak Energy Inc.	987,666	12,464
*	RTI International Metals Inc.	503,279	12,411
	Deltic Timber Corp.	187,861	11,707
*	LSB Industries Inc.	314,140	11,218
	Koppers Holdings Inc.	315,138	10,450
*	Westmoreland Coal Co.	256,662	9,602
*	Kraton Performance Polymers Inc.	534,597	9,521
	Haynes International Inc.	203,846	9,375
*,^ Alpha Natural Resources Inc.		3,582,994	8,886
*	Cambrex Corp.	474,662	8,867
*	Coeur Mining Inc.	1,751,368	8,687
	Tredegar Corp.	427,359	7,868
	Aceto Corp.	397,290	7,676
^	Arch Coal Inc.	3,433,495	7,279
*	Veritiv Corp.	132,937	6,655
*	Rentech Inc.	3,571,315	6,107
	Wausau Paper Corp.	759,712	6,024
	Kronos Worldwide Inc.	418,113	5,762
*	Senomyx Inc.	680,771	5,582
*,^ Allied Nevada Gold Corp.		1,556,004	5,150
	Hawkins Inc.	138,077	4,965
	Zep Inc.	348,247	4,882
	American Vanguard Corp.	397,434	4,451
	FutureFuel Corp.	354,188	4,211
*	Ryerson Holding Corp.	319,001	4,083
	Gold Resource Corp.	776,670	3,977
*	OMNOVA Solutions Inc.	699,772	3,758

*,^ Molycorp Inc.		2,864,722	3,409
	Noranda Aluminum Holding Corp.	721,663	3,262
	Chase Corp.	99,106	3,084
	Olympic Steel Inc.	140,347	2,887
*	Universal Stainless & Alloy Products Inc.	104,499	2,755
^	Walter Energy Inc.	1,059,734	2,480
	Ampco-Pittsburgh Corp.	123,647	2,473
	Hallador Energy Co.	194,631	2,304
*,^ Midway Gold Corp.		1,989,921	2,070
	KMG Chemicals Inc.	121,060	1,971
*	Penford Corp.	143,561	1,891
*	Handy & Harman Ltd.	71,880	1,888
*,^ Uranium Energy Corp.		1,458,689	1,823
	Synalloy Corp.	102,967	1,792
*,^ Paramount Gold and Silver Corp.		1,974,506	1,777
*	Comstock Mining Inc.	1,018,332	1,232
*,^ Uranerz Energy Corp.		1,114,145	1,226
*	Northern Technologies International Corp.	56,004	1,186
*,^ Uni-Pixel Inc.		186,960	1,185
*,^ Verso Paper Corp.		296,961	950
*	Codexis Inc.	391,190	911
*	General Moly Inc.	1,063,451	792
*,^ Nova Lifestyle Inc.		165,176	710
*,^ Marrone Bio Innovations Inc.		258,764	688
	NL Industries Inc.	92,843	683
*	Solitario Exploration & Royalty Corp.	536,555	644
	Friedman Industries Inc.	76,387	607
*,^ Uranium Resources Inc.		230,944	584
*,^ Golden Minerals Co.		688,429	441
	United-Guardian Inc.	19,592	437
	Empire Resources Inc.	78,065	415
*	RevettMining Co. Inc.	367,900	408
*,^ Metabolix Inc.		444,498	404
*	Dynasil Corp. of America	155,873	238
*	US Antimony Corp.	130,492	166
*	Mines Management Inc.	186,423	113
*	Ikonics Corp.	6,410	112
*	Centrus Energy Corp. Class A	7,836	80
*	TOR Minerals International Inc.	2,580	22
			10,718,836
Consumer Goods (9.7%)
	Procter & Gamble Co.	44,310,752	3,710,582
	Coca-Cola Co.	64,608,728	2,756,208
	PepsiCo Inc.	24,645,983	2,294,295
	Philip Morris International Inc.	25,537,982	2,129,868
	Altria Group Inc.	32,422,831	1,489,505
	NIKE Inc. Class B	11,299,424	1,007,909
	Colgate-Palmolive Co.	14,930,014	973,736
	Monsanto Co.	8,590,806	966,552
	Ford Motor Co.	62,398,335	922,871
	Mondelez International Inc. Class A	26,224,070	898,568
	General Motors Co.	20,988,954	670,387
	Kimberly-Clark Corp.	6,150,752	661,636
	Kraft Foods Group Inc.	9,711,429	547,725
	Archer-Daniels-Midland Co.	10,622,430	542,806
	General Mills Inc.	10,026,481	505,836
	Johnson Controls Inc.	10,867,716	478,180

VF Corp.	5,626,076	371,490
Lorillard Inc.	5,913,324	354,267
* Tesla Motors Inc.	1,325,537	321,681
Mead Johnson Nutrition Co.	3,297,415	317,277
Reynolds American Inc.	5,249,881	309,743
Delphi Automotive plc	4,944,777	303,313
Estee Lauder Cos. Inc. Class A	3,798,088	283,793
Keurig Green Mountain Inc.	1,992,504	259,285
Kellogg Co.	4,175,780	257,228
ConAgra Foods Inc.	6,922,729	228,727
* Constellation Brands Inc. Class A	2,608,864	227,389
* Michael Kors Holdings Ltd.	3,184,251	227,324
Hershey Co.	2,375,809	226,723
Stanley Black & Decker Inc.	2,552,106	226,601
* Monster Beverage Corp.	2,359,941	216,336
Genuine Parts Co.	2,384,175	209,116
Harley-Davidson Inc.	3,558,236	207,089
Dr Pepper Snapple Group Inc.	3,196,464	205,565
Clorox Co.	2,099,551	201,641
* Under Armour Inc. Class A	2,850,621	196,978
BorgWarner Inc.	3,719,944	195,706
Bunge Ltd.	2,279,086	191,967
Whirlpool Corp.	1,268,841	184,807
Tyson Foods Inc. Class A	4,677,117	184,138
* TRW Automotive Holdings Corp.	1,813,936	183,661
Molson Coors Brewing Co. Class B	2,358,105	175,537
Hanesbrands Inc.	1,625,476	174,641
* Electronic Arts Inc.	4,873,254	173,537
Activision Blizzard Inc.	8,184,089	170,147
Mattel Inc.	5,486,023	168,147
Ralph Lauren Corp. Class A	1,006,269	165,763
Coca-Cola Enterprises Inc.	3,682,464	163,354
PVH Corp.	1,342,734	162,672
Coach Inc.	4,481,431	159,584
JM Smucker Co.	1,608,829	159,258
Newell Rubbermaid Inc.	4,511,979	155,257
Church & Dwight Co. Inc.	2,208,397	154,941
Brown-Forman Corp. Class B	1,687,741	152,268
Polaris Industries Inc.	983,409	147,305
Campbell Soup Co.	3,240,159	138,452
* Mohawk Industries Inc.	1,005,118	135,510
Energizer Holdings Inc.	1,008,157	124,215
McCormick & Co. Inc.	1,838,322	122,984
Leucadia National Corp.	5,131,017	122,323
* Jarden Corp.	1,992,226	119,753
* LKQ Corp.	4,430,550	117,808
Snap-on Inc.	947,604	114,736
Lear Corp.	1,318,327	113,917
Hormel Foods Corp.	2,154,787	110,734
DR Horton Inc.	5,326,139	109,292
Harman International Industries Inc.	1,108,330	108,661
Hasbro Inc.	1,897,551	104,356
* WhiteWave Foods Co. Class A	2,830,952	102,848
Goodyear Tire & Rubber Co.	4,472,901	101,020
Lennar Corp. Class A	2,565,256	99,609
PulteGroup Inc.	5,508,652	97,283
Ingredion Inc.	1,214,705	92,062

	Avon Products Inc.	7,072,393	89,112
*	WABCO Holdings Inc.	971,566	88,364
*	Middleby Corp.	936,028	82,492
*	Toll Brothers Inc.	2,586,468	80,594
*	Hain Celestial Group Inc.	776,108	79,435
	Leggett & Platt Inc.	2,250,284	78,580
*	NVR Inc.	68,447	77,346
*	Visteon Corp.	786,289	76,467
*	lululemon athletica Inc.	1,694,170	71,172
*	Fossil Group Inc.	695,433	65,301
	Carter's Inc.	831,316	64,444
	Brunswick Corp.	1,502,650	63,322
	Gentex Corp.	2,259,017	60,474
*	Tempur Sealy International Inc.	986,902	55,434
*	Kate Spade & Co.	2,059,605	54,023
	Flowers Foods Inc.	2,899,046	53,226
*	TreeHouse Foods Inc.	647,271	52,105
*	Deckers Outdoor Corp.	535,858	52,075
*	Tenneco Inc.	988,737	51,721
	Tupperware Brands Corp.	737,224	50,898
*	Darling Ingredients Inc.	2,683,261	49,157
	Dana Holding Corp.	2,540,687	48,705
^	Herbalife Ltd.	1,083,969	47,424
	Scotts Miracle-Gro Co. Class A	765,259	42,089
	Wolverine World Wide Inc.	1,567,927	39,292
	Pool Corp.	706,394	38,089
	Thor Industries Inc.	736,397	37,924
	Pinnacle Foods Inc.	1,147,976	37,481
	Nu Skin Enterprises Inc. Class A	815,242	36,710
*	Take-Two Interactive Software Inc.	1,525,170	35,186
*	Skechers U.S.A. Inc. Class A	654,811	34,908
*	Boston Beer Co. Inc. Class A	144,926	32,139
*	Steven Madden Ltd.	976,755	31,481
	Spectrum Brands Holdings Inc.	346,048	31,328
*	Zynga Inc. Class A	11,581,041	31,269
*	TRI Pointe Homes Inc.	2,353,569	30,455
^	Vector Group Ltd.	1,337,359	29,663
	Sanderson Farms Inc.	336,089	29,559
	Lancaster Colony Corp.	336,823	28,724
	Cooper Tire & Rubber Co.	984,335	28,250
	Andersons Inc.	436,042	27,418
	Herman Miller Inc.	917,434	27,385
*	Iconix Brand Group Inc.	732,416	27,055
	HNI Corp.	733,221	26,389
*	Pilgrim's Pride Corp.	841,131	25,705
*	G-III Apparel Group Ltd.	304,194	25,206
*,^ GoPro Inc. Class A		266,550	24,976
	Ryland Group Inc.	736,229	24,472
*	Post Holdings Inc.	724,468	24,038
	B&G Foods Inc.	861,720	23,740
	J&J Snack Foods Corp.	252,060	23,583
	Snyder's-Lance Inc.	881,740	23,366
*	Helen of Troy Ltd.	443,869	23,312
*	TiVo Inc.	1,806,771	23,118
*	Gentherm Inc.	543,143	22,937
	KB Home	1,483,483	22,163
	Steelcase Inc. Class A	1,332,383	21,571

	Fresh Del Monte Produce Inc.	668,339	21,320
	Cal-Maine Foods Inc.	228,537	20,415
*	Meritage Homes Corp.	566,651	20,116
	Schweitzer-Mauduit International Inc.	485,772	20,067
*	Dorman Products Inc.	500,890	20,066
	Coty Inc. Class A	1,205,817	19,956
	Universal Corp.	444,158	19,716
	Dean Foods Co.	1,434,965	19,013
*	Standard Pacific Corp.	2,438,661	18,266
*	Tumi Holdings Inc.	894,150	18,196
*	American Axle & Manufacturing Holdings Inc.	1,077,901	18,076
*	Crocs Inc.	1,433,572	18,034
*	Select Comfort Corp.	837,403	17,518
	La-Z-Boy Inc.	842,930	16,682
	Columbia Sportswear Co.	465,040	16,639
	Interface Inc. Class A	1,026,257	16,564
	MDC Holdings Inc.	637,085	16,131
	WD-40 Co.	231,625	15,741
	Drew Industries Inc.	365,186	15,407
	Oxford Industries Inc.	243,004	14,821
*	Cooper-Standard Holding Inc.	227,125	14,173
*	Seaboard Corp.	5,044	13,493
*,^ iRobot Corp.		427,098	13,005
	Knoll Inc.	749,073	12,966
	Briggs & Stratton Corp.	715,701	12,897
*	ACCO Brands Corp.	1,847,909	12,751
*	Boulder Brands Inc.	935,204	12,747
*	Annie's Inc.	274,110	12,582
*	Blount International Inc.	811,341	12,276
*	Universal Electronics Inc.	242,493	11,972
*,^ Eastman Kodak Co.		513,122	11,273
	Standard Motor Products Inc.	315,931	10,878
*	Chiquita Brands International Inc.	724,291	10,285
*	Diamond Foods Inc.	354,333	10,137
	Calavo Growers Inc.	223,428	10,086
*	Beazer Homes USA Inc.	591,609	9,927
	Movado Group Inc.	293,248	9,695
*	Winnebago Industries Inc.	442,659	9,637
	Tootsie Roll Industries Inc.	340,774	9,538
	Ethan Allen Interiors Inc.	417,969	9,530
	Titan International Inc.	795,454	9,402
*	Cavco Industries Inc.	136,984	9,315
*	Modine Manufacturing Co.	781,467	9,276
	Callaway Golf Co.	1,241,915	8,991
*	Libbey Inc.	335,237	8,803
	Lennar Corp. Class B	270,198	8,663
*	DTS Inc.	333,606	8,424
*	Taylor Morrison Home Corp. Class A	516,835	8,383
*	USANA Health Sciences Inc.	112,825	8,311
*	Vince Holding Corp.	268,200	8,116
*	Tower International Inc.	315,952	7,959
	Inter Parfums Inc.	287,174	7,897
*	M/I Homes Inc.	385,264	7,636
*	Federal-Mogul Holdings Corp.	511,100	7,600
*,^ Glu Mobile Inc.		1,457,884	7,537
*	Motorcar Parts of America Inc.	269,730	7,339
	Arctic Cat Inc.	206,468	7,189

	Superior Industries International Inc.	395,922	6,941
*,^ Elizabeth Arden Inc.		409,067	6,848
*	Vera Bradley Inc.	330,841	6,842
*	Hovnanian Enterprises Inc. Class A	1,860,133	6,827
	Nutrisystem Inc.	440,524	6,771
*	Unifi Inc.	259,673	6,726
*	RealD Inc.	698,579	6,546
*	Medifast Inc.	197,637	6,488
*	Revlon Inc. Class A	200,468	6,353
	Phibro Animal Health Corp. Class A	279,720	6,269
*	LeapFrog Enterprises Inc.	1,041,134	6,236
	Coca-Cola Bottling Co. Consolidated	81,068	6,050
*	William Lyon Homes Class A	267,491	5,912
*	Nautilus Inc.	481,544	5,764
	National Presto Industries Inc.	90,001	5,464
	Remy International Inc.	254,058	5,216
*	LGI Homes Inc.	283,214	5,200
	John B Sanfilippo & Son Inc.	149,908	4,851
*	Stoneridge Inc.	416,204	4,691
*	WCI Communities Inc.	243,271	4,486
*	Fox Factory Holding Corp.	283,798	4,399
	Strattec Security Corp.	54,061	4,398
*	Perry Ellis International Inc.	208,575	4,244
*	Sequential Brands Group Inc.	324,439	4,055
*	Omega Protein Corp.	323,580	4,045
*	Inventure Foods Inc.	302,119	3,915
*	Malibu Boats Inc. Class A	198,399	3,674
*	Jamba Inc.	258,071	3,670
*	Alliance One International Inc.	1,858,254	3,661
	Flexsteel Industries Inc.	108,026	3,644
	Limoneira Co.	151,656	3,593
*	Central Garden and Pet Co. Class A	440,583	3,542
*	Quiksilver Inc.	2,040,377	3,509
*	National Beverage Corp.	175,617	3,425
*	Nutraceutical International Corp.	147,820	3,091
*	Seneca Foods Corp. Class A	99,386	2,842
	Cherokee Inc.	152,619	2,779
*	Black Diamond Inc.	367,443	2,778
	Hooker Furniture Corp.	182,208	2,771
*	Farmer Bros Co.	94,199	2,727
	Orchids Paper Products Co.	108,447	2,663
	Oil-Dri Corp. of America	93,252	2,431
	Weyco Group Inc.	95,177	2,390
	Nature's Sunshine Products Inc.	160,581	2,381
*,^ JAKKS Pacific Inc.		325,722	2,313
*	ZAGG Inc.	413,664	2,308
	Bassett Furniture Industries Inc.	165,176	2,256
	Lifetime Brands Inc.	143,306	2,194
	Culp Inc.	117,553	2,134
*	New Home Co. Inc.	157,021	2,120
*	Skullcandy Inc.	269,341	2,098
*	Dixie Group Inc.	238,274	2,066
*	Shiloh Industries Inc.	119,922	2,040
*	Central Garden and Pet Co.	262,870	2,037
*	Craft Brew Alliance Inc.	140,908	2,029
*	Fuel Systems Solutions Inc.	226,403	2,017
	Superior Uniform Group Inc.	88,734	1,921

	MGP Ingredients Inc.	139,436	1,822
	Johnson Outdoors Inc. Class A	69,364	1,797
	Alico Inc.	46,638	1,777
	Rocky Brands Inc.	121,082	1,706
	Escalade Inc.	141,344	1,705
*	Lifevantage Corp.	1,455,811	1,660
*,^ American Apparel Inc.		1,996,100	1,637
	Griffin Land & Nurseries Inc.	54,304	1,559
	Female Health Co.	415,043	1,448
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		381,118	1,418
*	Core Molding Technologies Inc.	96,328	1,366
*	Lifeway Foods Inc.	95,840	1,329
	Marine Products Corp.	166,467	1,313
	Crown Crafts Inc.	168,089	1,252
*	Primo Water Corp.	273,815	1,180
^	Blyth Inc.	141,026	1,145
*	LoJack Corp.	276,852	1,085
	LS Starrett Co. Class A	71,088	984
*	Delta Apparel Inc.	101,906	926
*	Joe's Jeans Inc.	833,667	809
*	Reed's Inc.	120,519	711
	Tandy Leather Factory Inc.	72,169	682
*,^ Rock Creek Pharmaceuticals Inc.		2,416,996	677
*	Castle Brands Inc.	508,060	666
*	US Auto Parts Network Inc.	235,888	665
*	Stanley Furniture Co. Inc.	227,672	639
	Rocky Mountain Chocolate Factory Inc.	50,079	628
*,^ RiceBran Technologies		114,553	609
*	Summer Infant Inc.	163,615	573
*	Charles & Colvard Ltd.	232,527	493
*	A-Mark Precious Metals Inc.	40,498	466
*,^ S&W Seed Co.		108,857	462
*,^ Coffee Holding Co. Inc.		79,452	436
*	Mannatech Inc.	26,707	416
*	Emerson Radio Corp.	183,385	363
*	Lakeland Industries Inc.	44,619	310
	Kewaunee Scientific Corp.	17,081	305
*	Skyline Corp.	72,591	300
*,^ Clean Diesel Technologies Inc.		168,832	290
*	Lipocine Inc.	47,060	288
*,^ Comstock Holding Cos. Inc. Class A		227,285	255
*	Century Communities Inc.	14,058	244
	Acme United Corp.	13,523	225
*	Ceres Inc.	446,757	183
	Reliv International Inc.	134,178	166
*	Tofutti Brands Inc.	34,800	154
*	P&F Industries Inc. Class A	16,709	137
*	CCA Industries Inc.	27,573	95
*	Cyanotech Corp.	19,386	91
*	Natural Alternatives International Inc.	13,050	85
*	Truett-Hurst Inc.	14,500	80
*	Hovnanian Enterprises Inc. Class B	19,300	71
	Compx International Inc.	5,846	60
*	Willamette Valley Vineyards Inc.	10,817	60
*	Majesco Entertainment Co.	54,353	58
*	Forward Industries Inc.	41,813	56
*	DS Healthcare Group Inc.	51,862	53

Golden Enterprises Inc.	9,731	45
* CTI Industries Corp.	11,946	45
* Crystal Rock Holdings Inc.	60,150	43
Koss Corp.	12,072	24
Ocean Bio-Chem Inc.	3,442	14
		34,451,550
Consumer Services (13.0%)
Walt Disney Co.	25,263,858	2,249,241
Home Depot Inc.	22,033,449	2,021,349
Wal-Mart Stores Inc.	26,353,539	2,015,255
Comcast Corp. Class A	37,382,992	2,010,457
* Amazon.com Inc.	6,049,144	1,950,486
McDonald's Corp.	16,126,872	1,528,989
CVS Health Corp.	19,001,527	1,512,332
* eBay Inc.	18,551,805	1,050,589
Twenty-First Century Fox Inc. Class A	29,847,959	1,023,487
Time Warner Inc.	13,292,238	999,709
* Priceline Group Inc.	857,168	993,098
Costco Wholesale Corp.	7,154,400	896,589
Starbucks Corp.	11,665,282	880,262
Lowe's Cos. Inc.	16,299,306	862,559
Walgreen Co.	14,088,825	835,045
McKesson Corp.	3,783,163	736,468
* DIRECTV	8,202,969	709,721
Time Warner Cable Inc.	4,554,092	653,467
Target Corp.	10,355,738	649,098
TJX Cos. Inc.	10,879,888	643,763
Yum! Brands Inc.	7,196,705	518,019
Delta Air Lines Inc.	13,822,270	499,675
Viacom Inc. Class B	6,345,206	488,200
* Netflix Inc.	932,452	420,704
CBS Corp. Class B	7,836,528	419,254
American Airlines Group Inc.	11,772,056	417,673
Cardinal Health Inc.	5,547,821	415,643
Las Vegas Sands Corp.	6,587,313	409,797
Kroger Co.	7,749,065	402,951
Southwest Airlines Co.	11,160,382	376,886
Sysco Corp.	9,539,806	362,036
Macy's Inc.	5,901,988	343,378
* Chipotle Mexican Grill Inc. Class A	507,125	338,044
* Dollar General Corp.	4,960,861	303,158
Carnival Corp.	7,250,362	291,247
Omnicom Group Inc.	4,192,479	288,694
* United Continental Holdings Inc.	6,106,301	285,714
* AutoZone Inc.	532,187	271,234
L Brands Inc.	4,047,887	271,127
AmerisourceBergen Corp. Class A	3,500,415	270,582
Starwood Hotels & Resorts Worldwide Inc.	3,124,022	259,950
Comcast Corp.	4,795,423	256,555
Ross Stores Inc.	3,286,128	248,366
Wynn Resorts Ltd.	1,323,620	247,623
* O'Reilly Automotive Inc.	1,631,723	245,346
Marriott International Inc. Class A	3,286,981	229,760
Whole Foods Market Inc.	5,940,125	226,378
* DISH Network Corp. Class A	3,431,927	221,634
Nielsen NV	4,964,171	220,062
* Liberty Interactive Corp. Class A	7,538,726	215,004

*	Bed Bath & Beyond Inc.	3,140,365	206,730
*	Charter Communications Inc. Class A	1,324,847	200,542
*	Hertz Global Holdings Inc.	7,315,401	185,738
	Kohl's Corp.	3,040,433	185,558
*	Dollar Tree Inc.	3,207,325	179,835
	Tiffany & Co.	1,789,457	172,343
*	Discovery Communications Inc.	4,556,420	169,863
	Wyndham Worldwide Corp.	2,068,989	168,126
*	CarMax Inc.	3,595,099	166,992
	Gap Inc.	4,003,797	166,918
*	TripAdvisor Inc.	1,795,733	164,166
	Nordstrom Inc.	2,326,804	159,084
	Advance Auto Parts Inc.	1,189,982	155,055
*	Liberty Media Corp.	3,254,931	152,949
	Best Buy Co. Inc.	4,552,591	152,922
*,^ Sirius XM Holdings Inc.		43,378,318	151,390
	Signet Jewelers Ltd.	1,308,251	149,023
	Royal Caribbean Cruises Ltd.	2,172,273	146,172
	Expedia Inc.	1,618,644	141,826
	Tractor Supply Co.	2,258,036	138,892
	H&R Block Inc.	4,452,542	138,073
*	MGM Resorts International	5,986,629	136,375
*	IHS Inc. Class A	1,057,703	132,414
	Foot Locker Inc.	2,366,962	131,721
	Safeway Inc.	3,782,689	129,746
	Staples Inc.	10,545,629	127,602
	Interpublic Group of Cos. Inc.	6,898,983	126,389
*	News Corp. Class A	7,680,021	125,568
	Family Dollar Stores Inc.	1,582,824	122,257
*	Ulta Salon Cosmetics & Fragrance Inc.	997,726	117,901
*	Hilton Worldwide Holdings Inc.	4,782,013	117,781
	PetSmart Inc.	1,621,433	113,646
	Darden Restaurants Inc.	2,151,538	110,718
	Gannett Co. Inc.	3,700,500	109,794
	Scripps Networks Interactive Inc. Class A	1,330,611	103,907
	Omnicare Inc.	1,608,060	100,118
	Alaska Air Group Inc.	2,201,979	95,874
	Williams-Sonoma Inc.	1,417,243	94,346
*	Avis Budget Group Inc.	1,713,053	94,029
*	Discovery Communications Inc. Class A	2,412,048	91,175
*	Spirit Airlines Inc.	1,188,559	82,177
	FactSet Research Systems Inc.	655,019	79,604
*	Rite Aid Corp.	15,978,348	77,335
	Dunkin' Brands Group Inc.	1,725,418	77,333
	GameStop Corp. Class A	1,864,917	76,835
*	Pandora Media Inc.	3,112,249	75,192
*	Liberty Media Corp. Class A	1,587,307	74,889
*	Sally Beauty Holdings Inc.	2,639,760	72,250
	Dun & Bradstreet Corp.	599,425	70,414
	Dick's Sporting Goods Inc.	1,588,343	69,696
	Service Corp. International	3,290,399	69,559
	Domino's Pizza Inc.	896,570	69,000
*	Panera Bread Co. Class A	423,702	68,945
	International Game Technology	4,024,742	67,897
*	Yelp Inc. Class A	973,259	66,425
*	Madison Square Garden Co. Class A	981,749	64,913
	KAR Auction Services Inc.	2,263,951	64,817

	Lamar Advertising Co. Class A	1,301,533	64,101
*	AutoNation Inc.	1,243,086	62,540
*	Groupon Inc. Class A	9,341,294	62,400
*	Urban Outfitters Inc.	1,678,464	61,600
	CBS Outdoor Americas Inc.	1,956,509	58,578
	Cablevision Systems Corp. Class A	3,331,973	58,343
*	Copart Inc.	1,848,926	57,899
	Cinemark Holdings Inc.	1,700,893	57,898
	GNC Holdings Inc. Class A	1,478,795	57,289
*	Live Nation Entertainment Inc.	2,279,606	54,756
*	AMC Networks Inc. Class A	934,057	54,568
*	Norwegian Cruise Line Holdings Ltd.	1,503,258	54,147
	Brinker International Inc.	1,050,922	53,376
^	Burger King Worldwide Inc.	1,760,946	52,230
	Aramark	1,961,043	51,575
*	Bally Technologies Inc.	639,028	51,570
*	VCA Inc.	1,310,378	51,537
	Vail Resorts Inc.	589,492	51,144
	Graham Holdings Co. Class B	70,974	49,653
*,^ SolarCity Corp.		830,355	49,489
*	Starz	1,452,112	48,036
*	HomeAway Inc.	1,324,350	47,014
*	United Natural Foods Inc.	761,273	46,788
	Jack in the Box Inc.	668,601	45,592
	Lions Gate Entertainment Corp.	1,381,605	45,552
	Casey's General Stores Inc.	629,314	45,122
	Dillard's Inc. Class A	413,794	45,095
*,^ JC Penney Co. Inc.		4,455,696	44,735
*	Cabela's Inc.	752,779	44,339
	Extended Stay America Inc.	1,839,757	43,676
*	JetBlue Airways Corp.	4,098,332	43,524
*	Restoration Hardware Holdings Inc.	544,692	43,330
	Abercrombie & Fitch Co.	1,180,560	42,902
*	Sprouts Farmers Market Inc.	1,462,991	42,529
	CST Brands Inc.	1,172,786	42,162
	John Wiley & Sons Inc. Class A	738,484	41,436
*	Buffalo Wild Wings Inc.	306,950	41,214
	Big Lots Inc.	947,476	40,789
	DSW Inc. Class A	1,343,178	40,443
*	Office Depot Inc.	7,854,318	40,371
*	Time Inc.	1,713,922	40,157
	Cracker Barrel Old Country Store Inc.	388,121	40,050
	Six Flags Entertainment Corp.	1,158,156	39,829
*	Hyatt Hotels Corp. Class A	656,975	39,760
	American Eagle Outfitters Inc.	2,679,262	38,903
*	Murphy USA Inc.	728,420	38,650
*	Apollo Education Group Inc.	1,526,352	38,388
	Wendy's Co.	4,442,572	36,696
	Sotheby's	1,009,323	36,053
*	Conversant Inc.	1,033,785	35,407
	DeVry Education Group Inc.	824,525	35,298
	Chico's FAS Inc.	2,369,231	34,994
	Men's Wearhouse Inc.	739,696	34,928
*	Dolby Laboratories Inc. Class A	816,282	34,112
	Cheesecake Factory Inc.	742,314	33,775
	Rollins Inc.	1,130,877	33,112
*	Houghton Mifflin Harcourt Co.	1,700,010	33,048

*	Asbury Automotive Group Inc.	501,693	32,319
	HSN Inc.	524,548	32,192
*	Five Below Inc.	795,581	31,513
*	Grand Canyon Education Inc.	747,413	30,472
	Sinclair Broadcast Group Inc. Class A	1,162,850	30,339
	Hillenbrand Inc.	980,609	30,291
*	SUPERVALU Inc.	3,382,845	30,243
*	Life Time Fitness Inc.	598,481	30,187
*	DreamWorks Animation SKG Inc. Class A	1,060,664	28,924
*	Shutterfly Inc.	592,769	28,892
	Aaron's Inc.	1,170,429	28,465
*	ANN Inc.	687,154	28,263
	Texas Roadhouse Inc. Class A	1,012,108	28,177
*	Ascena Retail Group Inc.	2,109,091	28,051
*	Genesco Inc.	375,146	28,042
	Chemed Corp.	270,914	27,877
*	Marriott Vacations Worldwide Corp.	437,636	27,750
	Lithia Motors Inc. Class A	364,696	27,604
	Allegiant Travel Co. Class A	221,762	27,423
	Penske Automotive Group Inc.	671,118	27,241
	PriceSmart Inc.	314,216	26,909
	Regal Entertainment Group Class A	1,305,640	25,956
	Meredith Corp.	604,326	25,865
*,^ WebMD Health Corp.		617,692	25,826
	Group 1 Automotive Inc.	353,026	25,669
	AMERCO	97,032	25,412
	Choice Hotels International Inc.	485,901	25,267
	Rent-A-Center Inc.	816,908	24,793
	New York Times Co. Class A	2,202,499	24,712
*	Fresh Market Inc.	699,100	24,420
*	Bloomin' Brands Inc.	1,323,614	24,275
*	Lumber Liquidators Holdings Inc.	422,012	24,215
	Monro Muffler Brake Inc.	492,115	23,882
	SeaWorld Entertainment Inc.	1,200,147	23,079
	Morningstar Inc.	339,211	23,032
*	Pinnacle Entertainment Inc.	905,776	22,726
*	Vitamin Shoppe Inc.	502,378	22,301
	Churchill Downs Inc.	222,539	21,698
	DineEquity Inc.	265,008	21,622
^	Buckle Inc.	474,587	21,542
	Guess? Inc.	975,827	21,439
	Papa John's International Inc.	534,652	21,381
	Matthews International Corp. Class A	477,695	20,966
*	Acxiom Corp.	1,240,193	20,525
*	Beacon Roofing Supply Inc.	805,510	20,524
*	Express Inc.	1,301,172	20,311
*	Rush Enterprises Inc. Class A	606,969	20,303
*	Bright Horizons Family Solutions Inc.	481,958	20,271
*	Fiesta Restaurant Group Inc.	391,778	19,464
*	comScore Inc.	533,187	19,413
	Finish Line Inc. Class A	774,532	19,387
*	Burlington Stores Inc.	479,949	19,131
^	Nexstar Broadcasting Group Inc. Class A	472,897	19,114
	Core-Mark Holding Co. Inc.	360,285	19,110
*	Sonic Corp.	835,284	18,677
	Brown Shoe Co. Inc.	675,949	18,338
*	Hibbett Sports Inc.	425,675	18,147

*	Krispy Kreme Doughnuts Inc.	1,055,008	18,104
	Bob Evans Farms Inc.	379,482	17,965
*	Caesars Acquisition Co. Class A	1,794,409	16,993
	Pier 1 Imports Inc.	1,419,273	16,875
*	Belmond Ltd. Class A	1,432,275	16,700
*	Multimedia Games Holding Co. Inc.	455,183	16,391
	Children's Place Inc.	342,676	16,332
*,^ Lands' End Inc.		392,652	16,146
*	ServiceMaster Global Holdings Inc.	666,780	16,136
*	Popeyes Louisiana Kitchen Inc.	389,493	15,774
	Cato Corp. Class A	443,612	15,287
*,^ Mattress Firm Holding Corp.		250,330	15,035
*	BJ's Restaurants Inc.	389,977	14,035
*	La Quinta Holdings Inc.	732,690	13,914
	Scholastic Corp.	429,177	13,871
*	Constant Contact Inc.	509,368	13,824
	Sonic Automotive Inc. Class A	561,472	13,762
	International Speedway Corp. Class A	434,550	13,749
	National CineMedia Inc.	942,865	13,681
*	Barnes & Noble Inc.	680,451	13,432
*	Tuesday Morning Corp.	669,223	12,986
*	Penn National Gaming Inc.	1,144,855	12,834
*	Media General Inc.	978,444	12,827
*	Diamond Resorts International Inc.	556,879	12,675
*,^ Weight Watchers International Inc.		460,294	12,630
*	Orbitz Worldwide Inc.	1,595,444	12,556
	MDC Partners Inc. Class A	653,870	12,548
*,^ Conn's Inc.		411,341	12,451
*	Ascent Capital Group Inc. Class A	206,514	12,432
*	Boyd Gaming Corp.	1,222,396	12,420
	Regis Corp.	775,015	12,369
	Sabre Corp.	666,550	11,941
	Interval Leisure Group Inc.	620,347	11,818
*	Red Robin Gourmet Burgers Inc.	206,895	11,772
*	Carmike Cinemas Inc.	379,750	11,765
*,^ Caesars Entertainment Corp.		934,326	11,754
*	Bankrate Inc.	1,032,521	11,729
*,^ zulily Inc. Class A		307,926	11,667
	SpartanNash Co.	585,121	11,381
	Capella Education Co.	178,474	11,172
*,^ Sears Holdings Corp.		432,796	10,919
*	FTD Cos. Inc.	310,875	10,604
*,^ Hawaiian Holdings Inc.		775,229	10,427
*	Biglari Holdings Inc.	29,884	10,153
*	Zumiez Inc.	359,633	10,106
*	Strayer Education Inc.	167,726	10,043
*	Denny's Corp.	1,421,617	9,994
	New Media Investment Group Inc.	596,029	9,912
*	Cumulus Media Inc. Class A	2,366,345	9,536
	ClubCorp Holdings Inc.	479,448	9,507
*	Francesca's Holdings Corp.	682,324	9,505
*	GrubHub Inc.	271,379	9,292
*	Providence Service Corp.	191,912	9,285
*	Republic Airways Holdings Inc.	828,618	9,206
*	Global Eagle Entertainment Inc.	788,235	8,844
*	Scientific Games Corp. Class A	813,080	8,757
*	RetailMeNot Inc.	525,728	8,496

*,^ Clean Energy Fuels Corp.		1,080,656	8,429
	Stage Stores Inc.	489,127	8,369
*	K12 Inc.	514,754	8,215
	Fred's Inc. Class A	578,061	8,093
*	Steiner Leisure Ltd.	215,046	8,084
*	EW Scripps Co. Class A	493,876	8,055
*	Tribune Publishing Co.	391,050	7,891
	AMC Entertainment Holdings Inc.	338,757	7,788
	Weis Markets Inc.	198,051	7,730
*	Chuy's Holdings Inc.	238,758	7,495
*	Stamps.com Inc.	234,000	7,432
*	Pantry Inc.	364,111	7,366
*	Pep Boys-Manny Moe & Jack	823,902	7,341
*	Del Frisco's Restaurant Group Inc.	381,683	7,305
^	World Wrestling Entertainment Inc. Class A	499,920	6,884
*	American Public Education Inc.	253,916	6,853
	SkyWest Inc.	837,985	6,520
	Haverty Furniture Cos. Inc.	297,695	6,487
*	MarineMax Inc.	378,868	6,384
*	Journal Communications Inc. Class A	740,113	6,239
*,^ Container Store Group Inc.		282,928	6,159
	Ruth's Hospitality Group Inc.	550,502	6,078
*	Gray Television Inc.	768,053	6,052
*	Blue Nile Inc.	202,840	5,791
*,^ Zoe's Kitchen Inc.		186,965	5,751
*	Liquidity Services Inc.	416,971	5,733
	Harte-Hanks Inc.	884,442	5,634
*	Christopher & Banks Corp.	562,485	5,563
*	News Corp. Class B	342,786	5,529
	Stein Mart Inc.	478,659	5,529
*	Citi Trends Inc.	243,019	5,371
*	Ruby Tuesday Inc.	900,628	5,305
	Carriage Services Inc. Class A	304,499	5,277
*	America's Car-Mart Inc.	131,114	5,191
	Ingles Markets Inc. Class A	215,411	5,103
*	Chefs' Warehouse Inc.	308,438	5,015
*	Career Education Corp.	976,024	4,958
*,^ Noodles & Co. Class A		257,188	4,935
*	SP Plus Corp.	259,403	4,918
	Twenty-First Century Fox Inc.	144,340	4,808
	Marcus Corp.	292,299	4,618
	Clear Channel Outdoor Holdings Inc. Class A	668,844	4,508
*	Angie's List Inc.	705,334	4,493
^	PetMed Express Inc.	322,424	4,385
*	XO Group Inc.	389,321	4,364
	Shoe Carnival Inc.	238,758	4,252
*,^ TrueCar Inc.		221,007	3,967
	Entravision Communications Corp. Class A	998,032	3,952
*	Aeropostale Inc.	1,199,958	3,948
*	Overstock.com Inc.	229,376	3,867
*	Carrols Restaurant Group Inc.	540,394	3,842
*,^ Tile Shop Holdings Inc.		413,677	3,827
*	Chegg Inc.	605,276	3,777
*,^ El Pollo Loco Holdings Inc.		104,522	3,753
*	Kirkland's Inc.	231,999	3,738
*	Bravo Brio Restaurant Group Inc.	284,773	3,694
*,^ Titan Machinery Inc.		281,816	3,661

*	Famous Dave's of America Inc.	133,645	3,598
*,^ SFX Entertainment Inc.		715,351	3,591
	Einstein Noah Restaurant Group Inc.	176,204	3,552
*	1-800-Flowers.com Inc. Class A	472,168	3,395
*	ValueVision Media Inc. Class A	653,923	3,355
	Speedway Motorsports Inc.	195,066	3,328
*	Sizmek Inc.	422,373	3,269
*	Bridgepoint Education Inc.	291,956	3,258
	CSS Industries Inc.	131,994	3,201
	AH Belo Corp. Class A	295,621	3,154
*	Sears Hometown and Outlet Stores Inc.	203,445	3,153
	Winmark Corp.	42,782	3,144
*	McClatchy Co. Class A	913,189	3,068
*,^ Coupons.com Inc.		255,196	3,052
	Destination Maternity Corp.	197,290	3,046
*	Morgans Hotel Group Co.	377,429	3,046
*	Destination XL Group Inc.	643,786	3,039
	Big 5 Sporting Goods Corp.	309,761	2,902
*	Intrawest Resorts Holdings Inc.	299,289	2,894
*	Nathan's Famous Inc.	42,147	2,853
*	Build-A-Bear Workshop Inc.	215,795	2,823
*	Lee Enterprises Inc.	827,248	2,796
*	Isle of Capri Casinos Inc.	368,320	2,762
*,^ Potbelly Corp.		235,171	2,742
	Town Sports International Holdings Inc.	408,443	2,737
*	Daily Journal Corp.	14,695	2,652
*	Entercom Communications Corp. Class A	328,982	2,642
*	Michaels Cos. Inc.	148,908	2,603
*	RealNetworks Inc.	368,213	2,559
*	Liberty Tax Inc.	79,114	2,555
*	Kona Grill Inc.	128,569	2,537
*	Natural Grocers by Vitamin Cottage Inc.	145,537	2,369
	Collectors Universe Inc.	107,401	2,363
	Saga Communications Inc. Class A	70,337	2,362
*	West Marine Inc.	262,221	2,360
	Marchex Inc. Class B	521,115	2,163
*	Sportsman's Warehouse Holdings Inc.	318,419	2,145
*,^ Dex Media Inc.		223,903	2,141
	Roundy's Inc.	680,204	2,034
	Courier Corp.	164,906	2,032
*	TechTarget Inc.	232,921	2,001
*,^ Mandalay Digital Group Inc.		436,511	1,999
*	Everyday Health Inc.	142,969	1,997
*	Reading International Inc. Class A	237,170	1,992
	Bon-Ton Stores Inc.	233,079	1,949
*	Rubicon Project Inc.	166,113	1,949
*	Speed Commerce Inc.	696,144	1,914
	Village Super Market Inc. Class A	83,103	1,893
*	Travelzoo Inc.	121,772	1,887
*	Gaiam Inc. Class A	255,194	1,873
*	Century Casinos Inc.	363,268	1,864
*	Monarch Casino & Resort Inc.	153,321	1,826
*	Martha Stewart Living Omnimedia Inc. Class A	484,743	1,745
*	PCM Inc.	177,713	1,736
*	Spark Networks Inc.	370,435	1,719
*	Radio One Inc.	538,531	1,713
*	QuinStreet Inc.	411,568	1,708

*,^ Empire Resorts Inc.		250,622	1,682
*	Autobytel Inc.	192,349	1,652
^	Liberator Medical Holdings Inc.	513,040	1,606
*,^ ITT Educational Services Inc.		371,903	1,595
*,^ RadioShack Corp.		1,580,738	1,565
*	Tilly's Inc. Class A	201,386	1,514
*	Luby's Inc.	281,331	1,497
*,^ Care.com Inc.		181,196	1,477
*,^ hhgregg Inc.		229,551	1,448
*	RCI Hospitality Holdings Inc.	128,407	1,415
*	Pacific Sunwear of California Inc.	783,939	1,411
*,^ Profire Energy Inc.		324,312	1,346
	bebe stores inc	566,914	1,315
*	Red Lion Hotels Corp.	229,113	1,304
*	Demand Media Inc.	144,814	1,282
*,^ Fairway Group Holdings Corp.		340,880	1,275
*	New York & Co. Inc.	414,760	1,257
*	Lakes Entertainment Inc.	148,774	1,239
	Frisch's Restaurants Inc.	42,986	1,217
*,^ Papa Murphy's Holdings Inc.		117,422	1,198
*	Smart & Final Stores Inc.	80,025	1,155
	TheStreet Inc.	477,535	1,070
*	YuMe Inc.	212,988	1,065
	Salem Communications Corp. Class A	133,714	1,018
*	Emmis Communications Corp. Class A	465,809	983
*	Eldorado Resorts Inc.	223,890	952
*	Geeknet Inc.	100,443	934
	Wayside Technology Group Inc.	53,714	849
	Trans World Entertainment Corp.	221,296	810
*	Ignite Restaurant Group Inc.	123,416	740
*	Ambassadors Group Inc.	199,965	740
*	Diversified Restaurant Holdings Inc.	148,084	729
*	Wet Seal Inc. Class A	1,379,266	725
*	TubeMogul Inc.	58,900	677
*,^ Pizza Inn Holdings Inc.		74,505	595
*	ReachLocal Inc.	159,221	575
	Dover Motorsports Inc.	236,518	546
	National American University Holdings Inc.	175,287	536
*	Envivio Inc.	270,799	498
*,^ Local Corp.		244,958	490
*	Cosi Inc.	202,323	455
*	Gordmans Stores Inc.	131,760	451
*	PDI Inc.	177,317	426
*	Perfumania Holdings Inc.	64,655	411
*,^ Bacterin International Holdings Inc.		85,348	382
*	Net Element Inc.	174,274	375
*,^ You On Demand Holdings Inc.		171,881	361
*	RLJ Entertainment Inc.	92,687	359
*	Gaming Partners International Corp.	41,577	351
*	Dover Downs Gaming & Entertainment Inc.	339,612	336
*	CafePress Inc.	105,144	329
*	Learning Tree International Inc.	136,659	320
	Beasley Broadcasting Group Inc. Class A	59,500	319
*,^ Education Management Corp.		292,160	318
*	Cambium Learning Group Inc.	192,481	293
*	Insignia Systems Inc.	92,648	284
*	Premier Exhibitions Inc.	363,244	269

*,^ dELiA*s Inc.		958,699	265
^	LiveDeal Inc.	87,299	260
*,^ Good Times Restaurants Inc.		43,265	260
*,^ Cache Inc.		290,268	244
*	Trupanion Inc.	26,719	227
	Ark Restaurants Corp.	9,722	218
*	Spanish Broadcasting System Inc.	49,500	208
*	Books-A-Million Inc.	105,377	179
*	Full House Resorts Inc.	147,684	170
*,^ Remark Media Inc.		26,346	166
	Value Line Inc.	9,438	151
*,^ Corinthian Colleges Inc.		1,337,909	148
*	EveryWare Global Inc.	44,600	117
*	NTN Buzztime Inc.	337,386	111
*,^ DGSE Cos. Inc.		61,321	83
	Educational Development Corp.	17,622	82
*	Flanigan's Enterprises Inc.	4,012	80
*	Dover Saddlery Inc.	13,411	68
*	ALCO Stores Inc.	33,827	68
*	Nevada Gold & Casinos Inc.	41,913	52
*	PokerTek Inc.	33,219	45
*	Viggle Inc.	8,912	31
*	SPAR Group Inc.	19,446	31
	Haverty Furniture Cos. Inc. Class A	1,375	31
*	Townsquare Media Inc.	577	7
*	Universal Travel Group	42,843	7
			46,104,961
Financials (18.5%)
	Wells Fargo & Co.	85,954,508	4,458,460
*	Berkshire Hathaway Inc. Class B	28,762,799	3,973,293
	JPMorgan Chase & Co.	61,742,848	3,719,389
	Bank of America Corp.	172,062,991	2,933,674
	Citigroup Inc.	47,113,163	2,441,404
	Visa Inc. Class A	8,110,939	1,730,631
	American Express Co.	17,134,820	1,499,982
	American International Group Inc.	23,293,665	1,258,324
	Goldman Sachs Group Inc.	6,821,102	1,252,150
	US Bancorp	29,633,121	1,239,553
	MasterCard Inc. Class A	16,500,344	1,219,705
	Simon Property Group Inc.	5,092,225	837,264
	Morgan Stanley	24,103,066	833,243
	MetLife Inc.	14,684,309	788,841
	Capital One Financial Corp.	9,300,245	759,086
	PNC Financial Services Group Inc.	8,802,903	753,352
	Bank of New York Mellon Corp.	18,612,924	720,879
	Prudential Financial Inc.	7,496,599	659,251
	American Tower Corporation	6,482,671	606,972
	BlackRock Inc.	1,768,977	580,791
	ACE Ltd.	5,166,596	541,821
	Charles Schwab Corp.	18,055,409	530,648
	Travelers Cos. Inc.	5,525,809	519,095
	State Street Corp.	6,676,703	491,472
	Discover Financial Services	7,597,297	489,190
	Marsh & McLennan Cos. Inc.	8,871,553	464,337
	Crown Castle International Corp.	5,458,651	439,585
	BB&T Corp.	11,730,056	436,475
	Allstate Corp.	7,040,857	432,097

Aon plc	4,772,908	418,441
CME Group Inc.	5,204,538	416,129
Aflac Inc.	7,053,793	410,883
Public Storage	2,403,902	398,663
Ameriprise Financial Inc.	3,094,524	381,802
McGraw Hill Financial Inc.	4,437,890	374,780
Intercontinental Exchange Inc.	1,878,592	366,419
Franklin Resources Inc.	6,663,950	363,918
Equity Residential	5,904,115	363,575
Chubb Corp.	3,927,119	357,682
SunTrust Banks Inc.	8,681,996	330,176
Health Care REIT Inc.	5,288,884	329,868
Moody's Corp.	3,485,690	329,398
T. Rowe Price Group Inc.	4,068,290	318,954
Prologis Inc.	8,157,216	307,527
AvalonBay Communities Inc.	2,139,468	301,601
Ventas Inc.	4,806,730	297,777
HCP Inc.	7,487,209	297,317
Boston Properties Inc.	2,504,396	289,909
Invesco Ltd.	7,043,001	278,058
Fifth Third Bancorp	13,862,960	277,536
Weyerhaeuser Co.	8,626,263	274,833
Vornado Realty Trust	2,748,624	274,752
Hartford Financial Services Group Inc.	7,281,457	271,234
Host Hotels & Resorts Inc.	12,304,958	262,465
Principal Financial Group Inc.	4,785,485	251,094
Northern Trust Corp.	3,666,433	249,427
M&T Bank Corp.	1,938,758	239,029
Lincoln National Corp.	4,288,056	229,754
Regions Financial Corp.	22,448,262	225,381
General Growth Properties Inc.	9,380,267	220,905
Progressive Corp.	8,672,803	219,248
Loews Corp.	5,003,681	208,453
KeyCorp	14,308,012	190,726
Essex Property Trust Inc.	1,027,631	183,689
* Affiliated Managers Group Inc.	901,747	180,674
* Berkshire Hathaway Inc. Class A	863	178,555
American Realty Capital Properties Inc.	14,763,210	178,044
Annaly Capital Management Inc.	15,438,975	164,888
SL Green Realty Corp.	1,552,665	157,316
Equifax Inc.	1,993,018	148,958
Comerica Inc.	2,965,448	147,857
^ Realty Income Corp.	3,611,401	147,309
XL Group plc Class A	4,407,058	146,182
Macerich Co.	2,285,663	145,894
CIT Group Inc.	3,158,146	145,148
Unum Group	4,168,512	143,313
Western Union Co.	8,784,558	140,904
Kimco Realty Corp.	6,331,882	138,732
* Markel Corp.	217,676	138,475
^ Digital Realty Trust Inc.	2,206,306	137,629
* CBRE Group Inc. Class A	4,582,499	136,284
TD Ameritrade Holding Corp.	4,046,712	135,039
Huntington Bancshares Inc.	13,455,103	130,918
Federal Realty Investment Trust	1,097,611	130,023
* Ally Financial Inc.	5,508,893	127,476
American Capital Agency Corp.	5,743,173	122,042

Navient Corp.	6,883,677	121,910
Cincinnati Financial Corp.	2,536,595	119,347
FNF Group	4,288,788	118,971
Arthur J Gallagher & Co.	2,558,685	116,062
* Arch Capital Group Ltd.	2,086,574	114,177
UDR Inc.	4,118,305	112,224
Torchmark Corp.	2,138,939	112,016
Plum Creek Timber Co. Inc.	2,871,188	112,005
Raymond James Financial Inc.	2,069,530	110,885
First Republic Bank	2,200,077	108,640
Willis Group Holdings plc	2,623,298	108,605
New York Community Bancorp Inc.	6,822,689	108,276
* Alleghany Corp.	257,135	107,521
Lazard Ltd. Class A	2,098,177	106,378
* E*TRADE Financial Corp.	4,697,431	106,115
* Genworth Financial Inc. Class A	8,082,138	105,876
Voya Financial Inc.	2,613,787	102,199
Everest Re Group Ltd.	599,168	97,071
Zions Bancorporation	3,285,559	95,478
WP Carey Inc.	1,490,527	95,051
Duke Realty Corp.	5,406,016	92,875
Extra Space Storage Inc.	1,787,018	92,157
* SVB Financial Group	819,249	91,830
Camden Property Trust	1,333,338	91,374
Jones Lang LaSalle Inc.	720,543	91,033
Reinsurance Group of America Inc. Class A	1,124,884	90,137
SEI Investments Co.	2,485,487	89,875
* MSCI Inc. Class A	1,910,075	89,812
Protective Life Corp.	1,290,997	89,608
* Realogy Holdings Corp.	2,376,892	88,420
Legg Mason Inc.	1,715,924	87,787
Alexandria Real Estate Equities Inc.	1,169,103	86,221
PartnerRe Ltd.	781,083	85,833
* Signature Bank	765,825	85,818
NASDAQ OMX Group Inc.	1,957,701	83,046
DDR Corp.	4,942,720	82,692
* Howard Hughes Corp.	549,340	82,401
Regency Centers Corp.	1,498,092	80,642
Mid-America Apartment Communities Inc.	1,225,915	80,481
Kilroy Realty Corp.	1,346,607	80,042
Liberty Property Trust	2,395,455	79,673
HCC Insurance Holdings Inc.	1,649,819	79,670
East West Bancorp Inc.	2,339,156	79,531
WR Berkley Corp.	1,663,704	79,525
Starwood Property Trust Inc.	3,611,044	79,299
Apartment Investment & Management Co. Class A	2,373,611	75,528
Hudson City Bancorp Inc.	7,713,132	74,972
CBOE Holdings Inc.	1,398,859	74,874
Axis Capital Holdings Ltd.	1,578,483	74,710
Assurant Inc.	1,160,343	74,610
People's United Financial Inc.	5,012,691	72,534
Taubman Centers Inc.	976,729	71,301
Omega Healthcare Investors Inc.	2,051,111	70,127
Cullen/Frost Bankers Inc.	916,501	70,121
National Retail Properties Inc.	2,025,579	70,024
Eaton Vance Corp.	1,855,877	70,022
Senior Housing Properties Trust	3,325,931	69,578

Waddell & Reed Financial Inc. Class A	1,314,853	67,965
Spirit Realty Capital Inc.	6,102,140	66,940
NorthStar Realty Finance Corp.	3,765,833	66,542
American Financial Group Inc.	1,139,269	65,952
Hospitality Properties Trust	2,445,018	65,649
Corrections Corp. of America	1,893,692	65,067
PacWest Bancorp	1,577,458	65,039
Assured Guaranty Ltd.	2,920,868	64,726
LPL Financial Holdings Inc.	1,393,562	64,174
Rayonier Inc.	2,059,779	64,142
Brown & Brown Inc.	1,992,011	64,043
BioMed Realty Trust Inc.	3,156,467	63,761
RenaissanceRe Holdings Ltd.	625,969	62,591
American Campus Communities Inc.	1,708,926	62,290
Prosperity Bancshares Inc.	1,079,343	61,706
Commerce Bancshares Inc.	1,349,977	60,270
CNO Financial Group Inc.	3,529,938	59,868
Investors Bancorp Inc.	5,868,518	59,448
RLJ Lodging Trust	2,087,357	59,427
Umpqua Holdings Corp.	3,532,377	58,178
Two Harbors Investment Corp.	5,974,596	57,774
City National Corp.	762,565	57,703
LaSalle Hotel Properties	1,683,447	57,641
Weingarten Realty Investors	1,823,367	57,436
Douglas Emmett Inc.	2,235,792	57,393
Allied World Assurance Co. Holdings AG	1,536,427	56,602
Retail Properties of America Inc.	3,866,046	56,560
Highwoods Properties Inc.	1,453,282	56,533
* Forest City Enterprises Inc. Class A	2,864,884	56,037
* NorthStar Asset Management Group Inc.	3,028,406	55,783
* Zillow Inc. Class A	480,370	55,718
Equity Lifestyle Properties Inc.	1,309,107	55,454
Validus Holdings Ltd.	1,405,584	55,015
American Homes 4 Rent Class A	3,235,502	54,648
Old Republic International Corp.	3,800,094	54,265
Home Properties Inc.	929,317	54,123
* Equity Commonwealth	2,054,619	52,824
Chimera Investment Corp.	16,755,013	50,935
Synovus Financial Corp.	2,141,455	50,624
* Synchrony Financial	2,025,439	49,725
* Popular Inc.	1,668,547	49,114
* Ocwen Financial Corp.	1,861,864	48,744
Tanger Factory Outlet Centers Inc.	1,485,353	48,601
Columbia Property Trust Inc.	2,034,381	48,561
First Niagara Financial Group Inc.	5,788,973	48,222
BankUnited Inc.	1,574,768	48,015
* Stifel Financial Corp.	1,011,124	47,412
FirstMerit Corp.	2,687,027	47,292
CBL & Associates Properties Inc.	2,629,682	47,071
First Horizon National Corp.	3,822,519	46,941
EPR Properties	925,449	46,902
MFA Financial Inc.	6,024,487	46,871
Post Properties Inc.	894,956	45,947
Associated Banc-Corp	2,613,964	45,535
Aspen Insurance Holdings Ltd.	1,064,147	45,514
Federated Investors Inc. Class B	1,545,562	45,378
Healthcare Trust of America Inc. Class A	3,903,706	45,283

Geo Group Inc.	1,179,923	45,097
Gaming and Leisure Properties Inc.	1,454,192	44,935
Sunstone Hotel Investors Inc.	3,246,717	44,870
First American Financial Corp.	1,651,576	44,791
Piedmont Office Realty Trust Inc. Class A	2,527,506	44,585
* MGIC Investment Corp.	5,707,632	44,577
StanCorp Financial Group Inc.	703,828	44,468
Washington Prime Group Inc.	2,525,327	44,143
Hanover Insurance Group Inc.	716,004	43,977
Hancock Holding Co.	1,369,963	43,907
Radian Group Inc.	3,055,951	43,578
* Strategic Hotels & Resorts Inc.	3,738,358	43,552
White Mountains Insurance Group Ltd.	68,815	43,358
Webster Financial Corp.	1,474,931	42,979
ProAssurance Corp.	974,814	42,960
* Portfolio Recovery Associates Inc.	816,040	42,622
Primerica Inc.	881,669	42,514
DiamondRock Hospitality Co.	3,316,556	42,054
Bank of Hawaii Corp.	729,623	41,450
* Liberty Ventures Class A	1,091,301	41,426
Sovran Self Storage Inc.	546,250	40,619
CubeSmart	2,246,850	40,398
Cousins Properties Inc.	3,371,004	40,284
* Texas Capital Bancshares Inc.	697,395	40,226
Brandywine Realty Trust	2,844,764	40,026
DCT Industrial Trust Inc.	5,217,081	39,180
Pebblebrook Hotel Trust	1,040,989	38,871
Colony Financial Inc.	1,735,777	38,847
Endurance Specialty Holdings Ltd.	692,640	38,220
TCF Financial Corp.	2,429,296	37,727
Healthcare Realty Trust Inc.	1,580,327	37,422
* Liberty TripAdvisor Holdings Inc. Class A	1,094,501	37,104
American National Insurance Co.	328,313	36,902
Sun Communities Inc.	730,669	36,899
Corporate Office Properties Trust	1,425,355	36,660
UMB Financial Corp.	668,853	36,486
PrivateBancorp Inc.	1,207,894	36,128
MarketAxess Holdings Inc.	584,022	36,128
Janus Capital Group Inc.	2,471,187	35,931
Symetra Financial Corp.	1,528,044	35,649
Bank of the Ozarks Inc.	1,106,347	34,872
Wintrust Financial Corp.	765,450	34,193
Fulton Financial Corp.	3,085,437	34,187
FNB Corp.	2,837,425	34,021
Glimcher Realty Trust	2,511,070	34,000
* Harbinger Group Inc.	2,585,977	33,928
Washington Federal Inc.	1,650,820	33,611
Medical Properties Trust Inc.	2,734,419	33,524
Invesco Mortgage Capital Inc.	2,105,419	33,097
^ Ryman Hospitality Properties Inc.	694,112	32,832
United Bankshares Inc.	1,034,110	31,985
Iberiabank Corp.	505,857	31,621
* Kite Realty Group Trust	1,301,785	31,555
Newcastle Investment Corp.	2,436,701	30,897
Glacier Bancorp Inc.	1,179,560	30,503
Susquehanna Bancshares Inc.	3,049,938	30,499
Santander Consumer USA Holdings Inc.	1,704,928	30,365

Brixmor Property Group Inc.	1,352,432	30,105
MB Financial Inc.	1,078,857	29,863
Erie Indemnity Co. Class A	393,785	29,853
^ Valley National Bancorp	3,075,760	29,804
Cathay General Bancorp	1,185,951	29,447
* Western Alliance Bancorp	1,231,707	29,438
Chambers Street Properties	3,881,059	29,224
EastGroup Properties Inc.	481,351	29,165
DuPont Fabros Technology Inc.	1,075,575	29,084
Lexington Realty Trust	2,968,127	29,058
* Trulia Inc.	593,218	29,008
American Realty Capital Healthcare Trust Inc.	2,752,241	28,843
First Industrial Realty Trust Inc.	1,695,878	28,677
Financial Engines Inc.	836,462	28,620
EverBank Financial Corp.	1,610,689	28,445
BancorpSouth Inc.	1,404,560	28,288
Hatteras Financial Corp.	1,573,639	28,263
First Financial Bankshares Inc.	1,010,000	28,068
NRG Yield Inc. Class A	595,427	28,015
RLI Corp.	641,065	27,752
* Blackhawk Network Holdings Inc. Class B	857,849	27,709
Washington REIT	1,083,153	27,490
New York REIT Inc.	2,639,765	27,137
Alexander & Baldwin Inc.	753,078	27,088
Platinum Underwriters Holdings Ltd.	440,674	26,824
Home BancShares Inc.	908,999	26,734
National Health Investors Inc.	467,856	26,733
Potlatch Corp.	662,604	26,643
Kennedy-Wilson Holdings Inc.	1,108,606	26,562
Capitol Federal Financial Inc.	2,214,849	26,180
American Equity Investment Life Holding Co.	1,139,451	26,071
Acadia Realty Trust	937,914	25,868
Chesapeake Lodging Trust	882,754	25,732
New Residential Investment Corp.	4,387,370	25,578
Virtus Investment Partners Inc.	147,201	25,569
BOK Financial Corp.	382,065	25,400
* First Cash Financial Services Inc.	452,021	25,304
Parkway Properties Inc.	1,341,518	25,194
Mack-Cali Realty Corp.	1,309,502	25,025
Artisan Partners Asset Management Inc. Class A	478,090	24,885
PennyMac Mortgage Investment Trust	1,154,979	24,751
Government Properties Income Trust	1,115,648	24,444
Trustmark Corp.	1,056,134	24,328
PS Business Parks Inc.	318,650	24,262
Interactive Brokers Group Inc.	971,029	24,227
Home Loan Servicing Solutions Ltd.	1,141,808	24,195
Kemper Corp.	707,470	24,160
Equity One Inc.	1,108,343	23,973
Blackstone Mortgage Trust Inc. Class A	875,939	23,738
* Altisource Portfolio Solutions SA	228,955	23,079
Altisource Residential Corp.	959,412	23,026
International Bancshares Corp.	931,616	22,978
Hudson Pacific Properties Inc.	930,165	22,938
* Enstar Group Ltd.	166,768	22,734
Mercury General Corp.	463,859	22,641
Old National Bancorp	1,740,238	22,571
Evercore Partners Inc. Class A	479,063	22,516

Education Realty Trust Inc.	2,188,332	22,496
SLM Corp.	2,617,774	22,408
Redwood Trust Inc.	1,350,668	22,394
CVB Financial Corp.	1,559,580	22,380
ARMOUR Residential REIT Inc.	5,808,579	22,363
Community Bank System Inc.	661,871	22,232
* Hilltop Holdings Inc.	1,099,514	22,045
LTC Properties Inc.	589,100	21,732
CYS Investments Inc.	2,637,189	21,730
* MBIA Inc.	2,366,724	21,727
Argo Group International Holdings Ltd.	430,412	21,654
Retail Opportunity Investments Corp.	1,462,290	21,496
Columbia Banking System Inc.	865,621	21,476
South State Corp.	382,314	21,379
BGC Partners Inc. Class A	2,858,283	21,237
Montpelier Re Holdings Ltd.	675,584	21,004
Pennsylvania REIT	1,051,749	20,972
Cash America International Inc.	474,864	20,799
* iStar Financial Inc.	1,534,321	20,713
STAG Industrial Inc.	984,835	20,396
Sabra Health Care REIT Inc.	828,288	20,144
Greenhill & Co. Inc.	432,138	20,090
Pinnacle Financial Partners Inc.	552,323	19,939
Ramco-Gershenson Properties Trust	1,225,288	19,911
* FNFV Group	1,433,782	19,729
* WisdomTree Investments Inc.	1,727,651	19,661
^ AmTrust Financial Services Inc.	492,418	19,608
Hersha Hospitality Trust Class A	3,069,062	19,550
American Assets Trust Inc.	589,513	19,436
National Penn Bancshares Inc.	1,991,925	19,342
Capstead Mortgage Corp.	1,580,031	19,340
Selective Insurance Group Inc.	871,856	19,303
First Citizens BancShares Inc. Class A	88,395	19,149
Westamerica Bancorporation	411,125	19,126
Horace Mann Educators Corp.	667,994	19,045
FelCor Lodging Trust Inc.	2,030,094	19,002
First Midwest Bancorp Inc.	1,173,266	18,878
TFS Financial Corp.	1,317,139	18,861
* Springleaf Holdings Inc.	571,115	18,236
BBCN Bancorp Inc.	1,230,420	17,952
* Encore Capital Group Inc.	394,909	17,498
Franklin Street Properties Corp.	1,524,934	17,110
Union Bankshares Corp.	736,150	17,005
Northwest Bancshares Inc.	1,402,829	16,974
Astoria Financial Corp.	1,346,528	16,683
* St. Joe Co.	826,403	16,470
Empire State Realty Trust Inc.	1,095,321	16,452
American Capital Mortgage Investment Corp.	869,297	16,360
Sterling Bancorp	1,265,172	16,182
* BofI Holding Inc.	222,542	16,181
Nelnet Inc. Class A	370,936	15,984
Starwood Waypoint Residential Trust	612,762	15,938
NBT Bancorp Inc.	707,676	15,937
* Greenlight Capital Re Ltd. Class A	490,997	15,913
* Ambac Financial Group Inc.	714,676	15,794
Associated Estates Realty Corp.	894,776	15,668
* Altisource Asset Management Corp.	23,199	15,660

	Ashford Hospitality Trust Inc.	1,531,242	15,649
	HFF Inc. Class A	528,294	15,294
	Boston Private Financial Holdings Inc.	1,231,111	15,253
	Park National Corp.	202,129	15,245
	RCS Capital Corp. Class A	676,536	15,236
	Select Income REIT	632,997	15,224
	Summit Hotel Properties Inc.	1,392,600	15,012
	First Financial Bancorp	935,398	14,807
	Chemical Financial Corp.	545,522	14,669
	CyrusOne Inc.	608,529	14,629
	WesBanco Inc.	475,014	14,531
	Provident Financial Services Inc.	879,082	14,391
	ViewPoint Financial Group Inc.	595,398	14,254
	Inland Real Estate Corp.	1,428,188	14,153
	Renasant Corp.	512,244	13,856
	Independent Bank Corp.	387,059	13,826
	United Community Banks Inc.	826,852	13,610
	Investors Real Estate Trust	1,765,510	13,594
	Alexander's Inc.	35,253	13,181
	First Commonwealth Financial Corp.	1,560,681	13,094
	National Bank Holdings Corp. Class A	682,438	13,048
*	Piper Jaffray Cos.	247,452	12,927
*,^ Walter Investment Management Corp.		581,620	12,767
*	Move Inc.	603,823	12,656
*	KCG Holdings Inc. Class A	1,248,690	12,649
	First Merchants Corp.	625,521	12,642
*,^ Nationstar Mortgage Holdings Inc.		367,755	12,592
	Safety Insurance Group Inc.	232,466	12,532
	Aviv REIT Inc.	474,506	12,503
	RAIT Financial Trust	1,667,201	12,387
	Banner Corp.	321,546	12,370
	Physicians Realty Trust	900,891	12,360
*	Synergy Resources Corp.	1,002,826	12,224
	AMERISAFE Inc.	304,557	11,911
	Apollo Commercial Real Estate Finance Inc.	757,101	11,894
	Gramercy Property Trust Inc.	2,046,415	11,787
*	Eagle Bancorp Inc.	369,339	11,752
*	Navigators Group Inc.	189,719	11,668
	CoreSite Realty Corp.	354,934	11,667
	Infinity Property & Casualty Corp.	181,575	11,623
^	Cohen & Steers Inc.	297,813	11,448
	Chatham Lodging Trust	492,287	11,362
	Western Asset Mortgage Capital Corp.	763,355	11,282
	S&T Bancorp Inc.	479,396	11,247
	First Potomac Realty Trust	951,772	11,183
	City Holding Co.	262,956	11,078
*	Capital Bank Financial Corp.	463,679	11,073
	Wilshire Bancorp Inc.	1,198,473	11,062
	OFG Bancorp	730,204	10,938
	Anworth Mortgage Asset Corp.	2,213,554	10,603
	National General Holdings Corp.	625,420	10,563
^	New York Mortgage Trust Inc.	1,457,240	10,536
	United Financial Bancorp Inc.	826,161	10,484
	Excel Trust Inc.	881,988	10,381
	Lakeland Financial Corp.	276,357	10,363
*	Green Dot Corp. Class A	489,747	10,353
	Hanmi Financial Corp.	502,931	10,139

	FXCM Inc. Class A	635,121	10,067
	Resource Capital Corp.	2,063,743	10,050
*	Credit Acceptance Corp.	79,056	9,967
	Stewart Information Services Corp.	337,782	9,914
	Brookline Bancorp Inc.	1,158,978	9,909
	Rouse Properties Inc.	607,348	9,821
	Silver Bay Realty Trust Corp.	598,636	9,704
	Terreno Realty Corp.	513,592	9,671
	TrustCo Bank Corp. NY	1,485,097	9,564
*	American Residential Properties Inc.	521,441	9,563
	Employers Holdings Inc.	496,410	9,556
	Talmer Bancorp Inc. Class A	689,864	9,541
	Simmons First National Corp. Class A	246,285	9,487
*	Ladder Capital Corp. Class A	501,339	9,475
	FBL Financial Group Inc. Class A	211,213	9,441
	Saul Centers Inc.	200,309	9,362
	WSFS Financial Corp.	130,611	9,353
^	Southside Bancshares Inc.	280,010	9,310
*	Forestar Group Inc.	524,278	9,290
*	Tejon Ranch Co.	330,059	9,255
	Berkshire Hills Bancorp Inc.	393,984	9,255
	Oritani Financial Corp.	656,499	9,250
	Maiden Holdings Ltd.	831,739	9,216
	Sandy Spring Bancorp Inc.	398,692	9,126
^	Arlington Asset Investment Corp. Class A	358,270	9,104
	Rexford Industrial Realty Inc.	656,997	9,093
	Central Pacific Financial Corp.	499,166	8,950
	Ameris Bancorp	406,755	8,928
	Community Trust Bancorp Inc.	262,620	8,832
*	Investment Technology Group Inc.	559,876	8,824
	State Bank Financial Corp.	542,760	8,814
	Cardinal Financial Corp.	514,534	8,783
*	Meridian Bancorp Inc.	830,436	8,769
*	TESARO Inc.	325,457	8,761
*	Xoom Corp.	398,169	8,740
	National Western Life Insurance Co. Class A	35,278	8,714
	United Fire Group Inc.	311,358	8,646
	First Interstate BancSystem Inc.	325,372	8,645
	Tompkins Financial Corp.	193,466	8,528
	Flushing Financial Corp.	464,883	8,493
	AG Mortgage Investment Trust Inc.	476,653	8,484
	Universal Health Realty Income Trust	201,202	8,386
	Monmouth Real Estate Investment Corp.	827,861	8,378
*	NMI Holdings Inc. Class A	957,306	8,281
	Campus Crest Communities Inc.	1,292,867	8,274
	ConnectOne Bancorp Inc.	430,863	8,208
	Winthrop Realty Trust	540,797	8,150
	Apollo Residential Mortgage Inc.	526,967	8,131
*	First BanCorp	1,699,162	8,071
*,^ World Acceptance Corp.		117,751	7,948
*	Marcus & Millichap Inc.	260,864	7,894
*	Ezcorp Inc. Class A	787,056	7,800
	Centerstate Banks Inc.	748,941	7,752
*	PICO Holdings Inc.	387,636	7,733
	CatchMark Timber Trust Inc. Class A	698,864	7,660
*	Customers Bancorp Inc.	412,556	7,410
*	Beneficial Mutual Bancorp Inc.	572,056	7,311

*	First NBC Bank Holding Co.	222,549	7,288
	Getty Realty Corp.	428,020	7,276
	Independent Bank Group Inc.	153,222	7,270
	Cedar Realty Trust Inc.	1,227,081	7,240
	AmREIT Inc.	310,558	7,134
	BancFirst Corp.	113,921	7,127
	Washington Trust Bancorp Inc.	215,251	7,101
	Heritage Financial Corp.	446,576	7,074
	Dime Community Bancshares Inc.	490,819	7,068
	Westwood Holdings Group Inc.	123,392	6,995
*	eHealth Inc.	286,782	6,920
*	Ladenburg Thalmann Financial Services Inc.	1,630,061	6,911
	QTS Realty Trust Inc. Class A	227,449	6,903
	Urstadt Biddle Properties Inc. Class A	339,532	6,893
	Agree Realty Corp.	248,593	6,806
	Dynex Capital Inc.	838,968	6,779
	GFI Group Inc.	1,245,127	6,736
^	JAVELIN Mortgage Investment Corp.	557,983	6,701
*	CareTrust REIT Inc.	463,881	6,634
	CoBiz Financial Inc.	588,746	6,582
*	Safeguard Scientifics Inc.	350,785	6,454
*	Essent Group Ltd.	300,535	6,434
	Universal Insurance Holdings Inc.	489,824	6,333
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	456,507	6,309
	First Busey Corp.	1,110,169	6,184
*	Yadkin Financial Corp.	334,826	6,080
*	MoneyGram International Inc.	484,819	6,080
	Bank Mutual Corp.	940,840	6,031
	Stock Yards Bancorp Inc.	199,541	6,006
*	Cowen Group Inc. Class A	1,590,625	5,965
	1st Source Corp.	209,082	5,955
	OneBeacon Insurance Group Ltd. Class A	381,686	5,882
	United Development Funding IV	294,522	5,837
	Northfield Bancorp Inc.	418,257	5,697
	BNC Bancorp	363,485	5,692
	Armada Hoffler Properties Inc.	625,383	5,678
	Towne Bank	412,273	5,599
	Heartland Financial USA Inc.	233,018	5,564
	Peoples Financial Services Corp.	120,969	5,563
	Ashford Hospitality Prime Inc.	365,130	5,561
	Federated National Holding Co.	195,237	5,484
*	Flagstar Bancorp Inc.	324,289	5,458
	GAMCO Investors Inc.	76,714	5,427
	Diamond Hill Investment Group Inc.	44,013	5,416
	RE/MAX Holdings Inc.	181,465	5,395
*	Tree.com Inc.	148,135	5,317
	Bryn Mawr Bank Corp.	185,366	5,251
	Independence Realty Trust Inc.	539,206	5,220
^	Trico Bancshares	230,696	5,218
	Whitestone REIT	373,332	5,204
	HCI Group Inc.	143,948	5,181
	Southwest Bancorp Inc.	310,201	5,087
	Banc of California Inc.	436,607	5,078
	One Liberty Properties Inc.	248,382	5,025
	Waterstone Financial Inc.	434,721	5,021
*,^ FBR & Co.		182,240	5,015
*	Phoenix Cos. Inc.	89,071	4,993

	Ares Commercial Real Estate Corp.	420,322	4,914
	First Financial Corp.	158,733	4,913
	Gladstone Commercial Corp.	287,375	4,883
	Lakeland Bancorp Inc.	496,875	4,850
	Financial Institutions Inc.	213,819	4,807
	ServisFirst Bancshares Inc.	165,912	4,778
	Preferred Apartment Communities Inc. Class A	571,338	4,754
^	Orchid Island Capital Inc.	357,029	4,738
*	Bancorp Inc.	549,320	4,719
	Arrow Financial Corp.	187,247	4,694
*	PennyMac Financial Services Inc. Class A	317,148	4,646
	MainSource Financial Group Inc.	268,476	4,631
*	HomeTrust Bancshares Inc.	313,998	4,588
	Independent Bank Corp.	379,179	4,520
	Meadowbrook Insurance Group Inc.	769,571	4,502
	First Bancorp	279,699	4,481
	State Auto Financial Corp.	218,275	4,477
	Great Southern Bancorp Inc.	146,647	4,449
*	Metro Bancorp Inc.	183,447	4,449
	German American Bancorp Inc.	170,859	4,410
	1st United Bancorp Inc.	512,932	4,370
	Cherry Hill Mortgage Investment Corp.	233,186	4,361
	Fidelity & Guaranty Life	203,915	4,354
	Moelis & Co.	127,300	4,347
	Enterprise Financial Services Corp.	257,381	4,303
	Consolidated-Tomoka Land Co.	87,122	4,275
*	NewStar Financial Inc.	380,250	4,274
	Mercantile Bank Corp.	223,978	4,267
	Univest Corp. of Pennsylvania	224,075	4,201
*	Performant Financial Corp.	518,789	4,192
	OmniAmerican Bancorp Inc.	159,862	4,155
	Federal Agricultural Mortgage Corp.	129,190	4,152
*	INTL. FCStone Inc.	239,682	4,151
*	Preferred Bank	181,363	4,084
	West Bancorporation Inc.	288,703	4,079
	United Insurance Holdings Corp.	267,998	4,020
	Charter Financial Corp.	371,930	3,980
	Bank of Kentucky Financial Corp.	86,015	3,976
	Manning & Napier Inc.	235,692	3,957
*	Walker & Dunlop Inc.	296,639	3,942
	Park Sterling Corp.	594,168	3,939
	Arbor Realty Trust Inc.	582,655	3,927
	Hudson Valley Holding Corp.	216,107	3,922
	Baldwin & Lyons Inc.	156,996	3,878
	First of Long Island Corp.	112,452	3,874
	Seacoast Banking Corp. of Florida	352,560	3,853
*	Citizens Inc. Class A	585,716	3,784
	Camden National Corp.	107,679	3,769
	United Community Financial Corp.	802,278	3,755
	Calamos Asset Management Inc. Class A	330,422	3,724
	Bridge Bancorp Inc.	157,073	3,715
	First Defiance Financial Corp.	131,541	3,553
	Bank of Marin Bancorp	76,407	3,506
	First Community Bancshares Inc.	245,292	3,505
*	Pacific Premier Bancorp Inc.	248,353	3,489
	First Connecticut Bancorp Inc.	240,249	3,484
*,^ Stonegate Mortgage Corp.		267,994	3,481

Peoples Bancorp Inc.	146,243	3,473
Fidelity Southern Corp.	248,980	3,411
* Regional Management Corp.	182,733	3,280
Republic Bancorp Inc. Class A	138,450	3,280
Meta Financial Group Inc.	92,744	3,270
* TriState Capital Holdings Inc.	359,566	3,261
* NewBridge Bancorp	428,990	3,256
* SWS Group Inc.	468,422	3,227
^ National Interstate Corp.	115,138	3,212
OceanFirst Financial Corp.	201,519	3,206
* Blue Hills Bancorp Inc.	240,217	3,152
Suffolk Bancorp	160,926	3,124
* Bridge Capital Holdings	136,907	3,113
Citizens & Northern Corp.	161,906	3,076
Intervest Bancshares Corp. Class A	321,047	3,069
* Global Indemnity plc	121,107	3,056
Pacific Continental Corp.	237,114	3,047
HomeStreet Inc.	177,519	3,034
Guaranty Bancorp	223,224	3,016
Oppenheimer Holdings Inc. Class A	147,342	2,984
CNB Financial Corp.	189,417	2,974
Donegal Group Inc. Class A	191,748	2,945
ZAIS Financial Corp.	168,868	2,915
* Kearny Financial Corp.	216,985	2,892
* JG Wentworth Co.	232,589	2,882
* Franklin Financial Corp.	154,802	2,881
* Sun Bancorp Inc.	157,401	2,851
Marlin Business Services Corp.	155,534	2,849
Silvercrest Asset Management Group Inc. Class A	208,662	2,842
Heritage Commerce Corp.	343,871	2,823
ESSA Bancorp Inc.	244,466	2,762
* Cascade Bancorp	545,291	2,754
Owens Realty Mortgage Inc.	193,208	2,753
Reis Inc.	116,004	2,737
Sierra Bancorp	162,405	2,722
Kansas City Life Insurance Co.	59,723	2,649
Simplicity Bancorp Inc.	156,666	2,632
Territorial Bancorp Inc.	128,669	2,611
* Actinium Pharmaceuticals Inc.	389,327	2,608
BankFinancial Corp.	249,742	2,592
JMP Group Inc.	404,757	2,538
Westfield Financial Inc.	358,365	2,530
National Bankshares Inc.	91,093	2,529
Ames National Corp.	112,988	2,525
Trade Street Residential Inc.	351,807	2,512
Horizon Bancorp	108,982	2,511
EMC Insurance Group Inc.	85,344	2,465
* Farmers Capital Bank Corp.	109,052	2,457
Clifton Bancorp Inc.	194,401	2,448
* North Valley Bancorp	113,041	2,439
Penns Woods Bancorp Inc.	57,450	2,427
Ellington Residential Mortgage REIT	148,876	2,410
* Opus Bank	78,402	2,401
Resource America Inc. Class A	256,545	2,388
American National Bankshares Inc.	103,500	2,355
* CU Bancorp	125,068	2,351
Heritage Financial Group Inc.	113,893	2,300

	Macatawa Bank Corp.	476,968	2,289
	UMH Properties Inc.	239,570	2,276
*	BSB Bancorp Inc.	120,857	2,226
	City Office REIT Inc.	163,339	2,218
	First Business Financial Services Inc.	50,333	2,210
	First Bancorp Inc.	131,912	2,199
*	AV Homes Inc.	149,431	2,189
	Peapack Gladstone Financial Corp.	124,922	2,186
	Northrim BanCorp Inc.	82,417	2,178
	Fox Chase Bancorp Inc.	133,131	2,171
	MidWestOne Financial Group Inc.	91,437	2,104
	Capital City Bank Group Inc.	153,843	2,083
	Bar Harbor Bankshares	71,964	2,082
*	Republic First Bancorp Inc.	528,880	2,057
	Provident Financial Holdings Inc.	140,982	2,057
	First Financial Northwest Inc.	199,551	2,037
*,^ Ohr Pharmaceutical Inc.		280,750	2,035
	Heritage Oaks Bancorp	288,131	2,017
*	Imperial Holdings Inc.	311,253	2,008
	LCNB Corp.	133,563	2,006
*	Consumer Portfolio Services Inc.	311,638	1,998
*	Home Bancorp Inc.	86,617	1,967
*	Old Second Bancorp Inc.	407,281	1,959
*	CommunityOne Bancorp	219,784	1,939
	MidSouth Bancorp Inc.	103,391	1,933
	ESB Financial Corp.	165,041	1,928
	Gain Capital Holdings Inc.	302,132	1,925
	Merchants Bancshares Inc.	68,100	1,920
	Five Oaks Investment Corp.	180,314	1,893
^	Bluerock Residential Growth REIT Inc.	144,586	1,880
*	Hallmark Financial Services Inc.	181,402	1,870
*	Pacific Mercantile Bancorp	264,123	1,841
	Blue Capital Reinsurance Holdings Ltd.	102,529	1,814
*	Orrstown Financial Services Inc.	110,899	1,809
	MutualFirst Financial Inc.	79,243	1,783
	Pzena Investment Management Inc. Class A	185,986	1,776
*	BBX Capital Corp.	100,347	1,749
*	First Security Group Inc.	852,294	1,688
*,^ 22nd Century Group Inc.		668,315	1,684
*,^ Hemisphere Media Group Inc.		153,914	1,641
	Old Line Bancshares Inc.	105,897	1,639
*	Square 1 Financial Inc. Class A	84,257	1,620
	Enterprise Bancorp Inc.	85,660	1,614
	C&F Financial Corp.	48,211	1,604
	SI Financial Group Inc.	142,048	1,590
*	Atlas Financial Holdings Inc.	113,653	1,573
*	SP Bancorp Inc.	53,399	1,571
*	UCP Inc.	130,460	1,559
	Century Bancorp Inc. Class A	43,945	1,521
	Farmers National Banc Corp.	188,801	1,509
	Farmland Partners Inc.	135,092	1,486
*	Hampton Roads Bankshares Inc.	969,550	1,483
*	Hamilton Bancorp Inc.	105,571	1,409
	Monarch Financial Holdings Inc.	111,733	1,403
	Access National Corp.	85,934	1,395
	Peoples Federal Bancshares Inc.	69,675	1,394
	Middleburg Financial Corp.	77,786	1,380

	Independence Holding Co.	103,421	1,374
	Investors Title Co.	18,734	1,371
*	Tiptree Financial Inc. Class A	165,843	1,370
	Chemung Financial Corp.	47,432	1,332
	Pulaski Financial Corp.	114,128	1,312
	Hingham Institution for Savings	15,958	1,301
*	Sorrento Therapeutics Inc.	279,264	1,262
	Premier Financial Bancorp Inc.	84,897	1,243
	Cape Bancorp Inc.	124,087	1,170
*,^ Doral Financial Corp.		170,120	1,130
	Sotherly Hotels Inc.	144,353	1,126
	Urstadt Biddle Properties Inc.	63,312	1,088
*	BRT Realty Trust	144,339	1,083
	HopFed Bancorp Inc.	93,855	1,074
*	Asta Funding Inc.	129,928	1,067
*	Maui Land & Pineapple Co. Inc.	183,834	1,048
*	Westbury Bancorp Inc.	68,678	1,032
	Ameriana Bancorp	68,169	1,011
	Cheviot Financial Corp.	78,989	1,006
	Gladstone Land Corp.	83,262	1,000
*	Riverview Bancorp Inc.	249,449	995
	QCR Holdings Inc.	55,811	986
*	Fortegra Financial Corp.	98,245	972
*,^ Health Insurance Innovations Inc. Class A		88,834	959
	Federal Agricultural Mortgage Corp. Class A	38,986	946
	First Internet Bancorp	58,551	944
	Alliance Bancorp Inc. of Pennsylvania	58,843	934
*	First Acceptance Corp.	371,196	924
*	Shore Bancshares Inc.	101,997	918
	Northeast Bancorp	99,071	917
*	American River Bankshares	99,557	911
	MicroFinancial Inc.	111,985	903
	Bank of Commerce Holdings	144,369	886
	Palmetto Bancshares Inc.	60,800	860
	AmeriServ Financial Inc.	260,540	857
*	MBT Financial Corp.	173,517	835
	LNB Bancorp Inc.	57,075	816
	US Global Investors Inc. Class A	227,235	807
	Timberland Bancorp Inc.	73,350	772
*	Coastway Bancorp Inc.	68,646	767
*	Eastern Virginia Bankshares Inc.	117,174	729
*	FCB Financial Holdings Inc. Class A	31,750	721
*	Naugatuck Valley Financial Corp.	91,875	718
*	Malvern Bancorp Inc.	62,135	703
*	Atlantic Coast Financial Corp.	171,014	698
	FS Bancorp Inc.	41,102	695
*	ASB Bancorp Inc.	32,888	663
	LSB Financial Corp.	15,863	636
*	1347 Property Insurance Holdings Inc.	77,985	610
	Baylake Corp.	48,947	591
*	Impac Mortgage Holdings Inc.	90,648	573
	Hampden Bancorp Inc.	32,165	553
*	First United Corp.	66,186	528
	Intersections Inc.	135,760	521
	First Bancshares Inc.	35,881	521
*	First Bank	82,347	509
	Old Point Financial Corp.	33,438	507

*	HealthEquity Inc.	26,759	490
*	World Energy Solutions Inc.	98,000	481
*	Bear State Financial Inc.	52,849	476
	Life Partners Holdings Inc.	230,077	460
	Guaranty Federal Bancshares Inc.	36,956	453
	CIFC Corp.	47,737	432
*	Polonia Bancorp Inc.	41,525	428
	FedFirst Financial Corp.	19,332	420
	Bank of South Carolina Corp.	28,084	418
	California First National Bancorp	27,957	415
	Wheeler REIT Inc.	87,100	397
*	Security National Financial Corp. Class A	79,816	397
	River Valley Bancorp	18,124	388
	United Bancorp Inc.	46,010	372
	Community West Bancshares	59,045	357
	First Marblehead Corp.	120,617	343
*	Green Bancorp Inc.	17,723	304
*	Carolina Trust Bank	61,215	304
	SB Financial Group Inc.	33,052	299
*	HMN Financial Inc.	22,331	295
	Salisbury Bancorp Inc.	10,806	291
*	ForceField Energy Inc.	44,983	279
	United Community Bancorp	22,954	274
*	CMS Bancorp Inc.	20,755	268
	Eagle Bancorp Montana Inc.	24,838	267
	Institutional Financial Markets Inc.	124,173	242
	IF Bancorp Inc.	13,547	229
*	Royal Bancshares of Pennsylvania Inc.	140,090	226
	Kingstone Cos. Inc.	26,945	218
*	Jason Industries Inc.	20,611	213
*	Atlanticus Holdings Corp.	105,954	199
	Sound Financial Bancorp Inc.	10,290	185
	Stonegate Bank	7,098	183
	First Savings Financial Group Inc.	7,188	179
*,^ Carver Bancorp Inc.		19,300	176
	LaPorte Bancorp Inc.	15,458	173
	Summit State Bank	13,101	170
*	Southern First Bancshares Inc.	12,175	169
*	Transcontinental Realty Investors Inc.	16,524	165
*	QC Holdings Inc.	83,632	155
*	Patriot National Bancorp Inc.	87,095	152
	Madison County Financial Inc.	7,441	144
	NB&T Financial Group Inc.	4,849	144
	Citizens Community Bancorp Inc.	15,415	137
*	Carolina Bank Holdings Inc.	13,013	130
	Parke Bancorp Inc.	12,112	128
*	American Realty Investors Inc.	21,174	114
	Community Financial Corp.	4,932	107
	WVS Financial Corp.	9,511	103
*	First Capital Bancorp Inc.	21,437	97
	Vestin Realty Mortgage II Inc.	18,880	85
	Northeast Community Bancorp Inc.	11,916	83
*	InterGroup Corp.	4,110	80
*	Jacksonville Bancorp Inc.	7,410	80
*	Income Opportunity Realty Investors Inc.	12,450	75
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	33,339	68
	Athens Bancshares Corp.	2,613	57

* Southcoast Financial Corp.	7,397	53
Atlantic American Corp.	11,680	46
Bancorp of New Jersey Inc.	3,816	43
* Power REIT	3,836	39
* Citizens First Corp.	3,399	39
Hennessy Advisors Inc.	1,900	38
* Porter Bancorp Inc.	29,819	30
* Internet Patents Corp.	8,626	27
* Cordia Bancorp Inc.	5,680	21
Home Federal Bancorp Inc.	780	15
HMG/Courtland Properties Inc.	945	15
Landmark Bancorp Inc.	100	2
* Valley National Bancorp Warrants Exp. 06/30/2015	6,511	1
		65,634,729
Health Care (12.7%)
Johnson & Johnson	46,165,921	4,920,826
Pfizer Inc.	103,915,619	3,072,785
Merck & Co. Inc.	47,470,515	2,814,052
* Gilead Sciences Inc.	24,778,846	2,637,708
Amgen Inc.	12,423,439	1,744,996
AbbVie Inc.	24,903,572	1,438,430
Bristol-Myers Squibb Co.	27,125,799	1,388,298
UnitedHealth Group Inc.	15,915,644	1,372,724
* Biogen Idec Inc.	3,866,612	1,279,114
* Celgene Corp.	13,070,312	1,238,804
Eli Lilly & Co.	16,431,404	1,065,577
* Actavis plc	4,321,700	1,042,740
Abbott Laboratories	24,567,178	1,021,749
Medtronic Inc.	16,291,384	1,009,251
Allergan Inc.	5,034,771	897,146
* Express Scripts Holding Co.	12,203,029	861,900
Thermo Fisher Scientific Inc.	6,517,332	793,159
Baxter International Inc.	8,831,633	633,846
Covidien plc	7,102,569	614,443
WellPoint Inc.	4,527,157	541,539
* Alexion Pharmaceuticals Inc.	3,229,307	535,484
Aetna Inc.	5,828,626	472,119
* Regeneron Pharmaceuticals Inc.	1,214,560	437,873
* Vertex Pharmaceuticals Inc.	3,893,770	437,309
Cigna Corp.	4,360,690	395,471
Stryker Corp.	4,835,541	390,470
* Illumina Inc.	2,279,999	373,737
* HCA Holdings Inc.	5,299,009	373,686
Becton Dickinson and Co.	3,162,815	359,960
Humana Inc.	2,523,838	328,831
Perrigo Co. plc	2,076,511	311,871
Zoetis Inc.	8,141,497	300,828
St. Jude Medical Inc.	4,634,802	278,691
* Mylan Inc.	6,094,591	277,243
Zimmer Holdings Inc.	2,756,469	277,163
* Intuitive Surgical Inc.	598,887	276,578
* Boston Scientific Corp.	21,599,765	255,093
* DaVita HealthCare Partners Inc.	3,323,536	243,083
CR Bard Inc.	1,245,401	177,731
* Edwards Lifesciences Corp.	1,731,867	176,910
* BioMarin Pharmaceutical Inc.	2,390,376	172,490
* Endo International plc	2,496,157	170,587

*	Mallinckrodt plc	1,856,061	167,324
*	Henry Schein Inc.	1,394,862	162,460
	Universal Health Services Inc. Class B	1,497,414	156,480
*	Salix Pharmaceuticals Ltd.	988,526	154,447
*	CareFusion Corp.	3,376,088	152,768
*	Jazz Pharmaceuticals plc	933,061	149,812
*	Hospira Inc.	2,746,531	142,902
	Quest Diagnostics Inc.	2,354,527	142,873
*	Laboratory Corp. of America Holdings	1,381,467	140,564
*	Varian Medical Systems Inc.	1,696,790	135,947
*	Waters Corp.	1,315,754	130,418
	Cooper Cos. Inc.	780,497	121,562
*	Incyte Corp.	2,459,461	120,637
*	Medivation Inc.	1,184,552	117,117
*	Pharmacyclics Inc.	982,448	115,369
^	ResMed Inc.	2,289,075	112,783
	DENTSPLY International Inc.	2,322,039	105,885
*	Alkermes plc	2,362,051	101,261
*	Puma Biotechnology Inc.	418,089	99,743
*	IDEXX Laboratories Inc.	837,233	98,651
*	Community Health Systems Inc.	1,785,064	97,804
*	Brookdale Senior Living Inc.	2,967,092	95,600
*	Tenet Healthcare Corp.	1,593,201	94,620
*	United Therapeutics Corp.	732,013	94,173
*	Hologic Inc.	3,832,767	93,251
*	MEDNAX Inc.	1,623,934	89,024
*	Cubist Pharmaceuticals Inc.	1,227,048	81,402
*	Alnylam Pharmaceuticals Inc.	1,026,135	80,141
*	Centene Corp.	903,009	74,688
*	Isis Pharmaceuticals Inc.	1,916,852	74,431
*	Covance Inc.	934,854	73,573
*	Envision Healthcare Holdings Inc.	2,097,829	72,753
*	Sirona Dental Systems Inc.	941,256	72,176
	Teleflex Inc.	676,747	71,086
*	Team Health Holdings Inc.	1,145,851	66,448
*	Quintiles Transnational Holdings Inc.	1,125,514	62,781
*	Seattle Genetics Inc.	1,610,287	59,870
*	Align Technology Inc.	1,127,673	58,278
*	PAREXEL International Corp.	920,494	58,074
*	Health Net Inc.	1,237,889	57,079
	Techne Corp.	606,030	56,694
	Patterson Cos. Inc.	1,351,381	55,988
*	Pacira Pharmaceuticals Inc.	554,467	53,739
	STERIS Corp.	960,152	51,810
*	LifePoint Hospitals Inc.	730,044	50,512
	HealthSouth Corp.	1,365,090	50,372
*	Cepheid	1,139,452	50,170
*	Alere Inc.	1,279,544	49,621
*	Intercept Pharmaceuticals Inc.	209,488	49,584
	West Pharmaceutical Services Inc.	1,090,792	48,824
*,^ Myriad Genetics Inc.		1,217,501	46,959
*	Charles River Laboratories International Inc.	785,683	46,937
*	DexCom Inc.	1,159,170	46,355
*	WellCare Health Plans Inc.	712,491	42,992
*	Akorn Inc.	1,181,017	42,835
*	NPS Pharmaceuticals Inc.	1,557,900	40,505
	Hill-Rom Holdings Inc.	932,584	38,637

*	Bio-Rad Laboratories Inc. Class A	337,333	38,254
*	Acadia Healthcare Co. Inc.	724,934	35,159
*	Amsurg Corp.	694,735	34,771
	Owens & Minor Inc.	1,023,642	33,514
*	Avanir Pharmaceuticals Inc.	2,794,535	33,311
*	Insulet Corp.	903,656	33,300
*	ACADIA Pharmaceuticals Inc.	1,298,480	32,150
*	Air Methods Corp.	574,018	31,887
	Healthcare Services Group Inc.	1,098,622	31,432
*	Bruker Corp.	1,652,588	30,598
*	Haemonetics Corp.	851,486	29,734
*,^ OPKO Health Inc.		3,419,265	29,098
*	Prestige Brands Holdings Inc.	840,120	27,195
*	HMS Holdings Corp.	1,423,672	26,836
*	NuVasive Inc.	759,281	26,476
*,^ Exact Sciences Corp.		1,348,301	26,130
*	Impax Laboratories Inc.	1,080,100	25,609
*	Magellan Health Inc.	463,711	25,379
*	Ironwood Pharmaceuticals Inc. Class A	1,942,131	25,160
*	Nektar Therapeutics	2,060,085	24,865
*	Thoratec Corp.	916,584	24,500
*	Wright Medical Group Inc.	807,291	24,461
*	Neogen Corp.	617,915	24,408
*	Auxilium Pharmaceuticals Inc.	810,807	24,203
*	Synageva BioPharma Corp.	349,788	24,058
*	Medicines Co.	1,049,856	23,433
*	Acorda Therapeutics Inc.	688,889	23,340
*,^ MannKind Corp.		3,906,896	23,090
^	Theravance Inc.	1,314,291	22,461
*	Globus Medical Inc.	1,137,249	22,370
*	Agios Pharmaceuticals Inc.	351,639	21,573
*	Cyberonics Inc.	414,614	21,212
*	Dyax Corp.	2,093,308	21,184
*,^ Keryx Biopharmaceuticals Inc.		1,493,420	20,535
*	Molina Healthcare Inc.	483,572	20,455
*	Receptos Inc.	326,408	20,273
*	HeartWare International Inc.	260,717	20,239
^	PDL BioPharma Inc.	2,707,023	20,221
*	Integra LifeSciences Holdings Corp.	402,509	19,981
*	Spectranetics Corp.	724,637	19,254
	Kindred Healthcare Inc.	992,133	19,247
*	Celldex Therapeutics Inc.	1,458,199	18,898
*	Neurocrine Biosciences Inc.	1,202,062	18,836
	Select Medical Holdings Corp.	1,563,687	18,811
	Cantel Medical Corp.	546,050	18,773
*	Ultragenyx Pharmaceutical Inc.	313,249	17,730
*	Masimo Corp.	832,170	17,709
	Abaxis Inc.	348,230	17,659
*	Lannett Co. Inc.	371,262	16,959
*	Clovis Oncology Inc.	360,400	16,348
*	Omnicell Inc.	565,743	15,462
*,^ Arena Pharmaceuticals Inc.		3,605,580	15,107
*,^ Novavax Inc.		3,621,534	15,102
*	ImmunoGen Inc.	1,420,990	15,048
*,^ ARIAD Pharmaceuticals Inc.		2,752,220	14,862
*	Halozyme Therapeutics Inc.	1,630,147	14,834
	CONMED Corp.	395,945	14,587

*	Aegerion Pharmaceuticals Inc.	434,160	14,492
*	Natus Medical Inc.	490,878	14,486
*	ABIOMED Inc.	580,222	14,407
*	ICU Medical Inc.	224,005	14,377
*	Depomed Inc.	941,657	14,304
*	Ligand Pharmaceuticals Inc.	294,835	13,854
*	Achillion Pharmaceuticals Inc.	1,350,468	13,478
*,^ Merrimack Pharmaceuticals Inc.		1,519,091	13,338
*	Tornier NV	553,288	13,224
*	PTC Therapeutics Inc.	296,092	13,031
*	Anacor Pharmaceuticals Inc.	529,145	12,948
	Analogic Corp.	202,327	12,941
*	Quidel Corp.	472,641	12,700
*	IPC The Hospitalist Co. Inc.	280,383	12,558
*,^ Sarepta Therapeutics Inc.		594,196	12,538
*,^ Arrowhead Research Corp.		844,977	12,480
*	Catalent Inc.	492,317	12,323
*	Luminex Corp.	616,650	12,025
	Meridian Bioscience Inc.	675,463	11,949
*	NxStage Medical Inc.	899,781	11,814
*	AMAG Pharmaceuticals Inc.	369,250	11,783
*	Chimerix Inc.	426,143	11,770
*	Bluebird Bio Inc.	321,663	11,541
*	BioDelivery Sciences International Inc.	672,344	11,490
*	PharMerica Corp.	466,624	11,400
*	Bio-Reference Laboratories Inc.	405,346	11,374
*	Sangamo BioSciences Inc.	1,053,456	11,362
*,^ Ophthotech Corp.		291,639	11,354
	Ensign Group Inc.	325,380	11,323
*	Portola Pharmaceuticals Inc.	439,958	11,122
*	Fluidigm Corp.	451,238	11,055
*	Hanger Inc.	538,400	11,048
*	Orthofix International NV	354,797	10,985
*	Sagent Pharmaceuticals Inc.	351,107	10,919
*,^ Horizon Pharma plc		881,388	10,823
*	Emergent Biosolutions Inc.	500,390	10,663
*	Endologix Inc.	1,004,191	10,644
*,^ Intrexon Corp.		563,919	10,478
*	Cardiovascular Systems Inc.	439,385	10,383
*	Infinity Pharmaceuticals Inc.	770,519	10,340
*	Zeltiq Aesthetics Inc.	454,365	10,282
*,^ MiMedx Group Inc.		1,436,273	10,241
*	BioCryst Pharmaceuticals Inc.	1,029,012	10,064
*	Repligen Corp.	500,954	9,974
*	Spectrum Pharmaceuticals Inc.	1,211,425	9,861
*,^ Raptor Pharmaceutical Corp.		1,026,156	9,841
*	Amedisys Inc.	482,533	9,733
*	Capital Senior Living Corp.	445,396	9,456
*,^ Insys Therapeutics Inc.		242,521	9,405
*	Affymetrix Inc.	1,172,959	9,360
*	Acceleron Pharma Inc.	302,766	9,156
*,^ Orexigen Therapeutics Inc.		2,133,366	9,088
*	Volcano Corp.	850,625	9,051
*,^ Theravance Biopharma Inc.		387,694	8,936
*	Momenta Pharmaceuticals Inc.	783,066	8,880
*	Epizyme Inc.	323,844	8,779
*	Albany Molecular Research Inc.	395,242	8,723

*	Healthways Inc.	543,445	8,706
*,^ Accelerate Diagnostics Inc.		404,582	8,690
	Atrion Corp.	28,394	8,660
*,^ Inovio Pharmaceuticals Inc.		876,919	8,638
*	Insmed Inc.	653,994	8,535
*	Anika Therapeutics Inc.	232,370	8,519
*,^ Accuray Inc.		1,170,907	8,501
*	Gentiva Health Services Inc.	505,943	8,490
*	MacroGenics Inc.	402,018	8,402
*	LDR Holding Corp.	269,662	8,395
*	Dynavax Technologies Corp.	5,726,102	8,188
*	KYTHERA Biopharmaceuticals Inc.	246,134	8,063
*	HealthStream Inc.	334,469	8,031
*	Merit Medical Systems Inc.	663,675	7,884
*	Universal American Corp.	979,598	7,876
*	Vascular Solutions Inc.	317,874	7,851
*	Triple-S Management Corp. Class B	394,021	7,841
*	TherapeuticsMD Inc.	1,613,575	7,487
	National Healthcare Corp.	134,249	7,452
*	Array BioPharma Inc.	2,071,511	7,395
*,^ Foundation Medicine Inc.		385,119	7,302
*,^ Karyopharm Therapeutics Inc.		206,751	7,224
*	BioScrip Inc.	1,042,799	7,206
*	CorVel Corp.	207,000	7,048
*	Genomic Health Inc.	243,974	6,907
*,^ NewLink Genetics Corp.		317,596	6,803
*	Cynosure Inc. Class A	322,433	6,771
*	Amicus Therapeutics Inc.	1,121,366	6,672
*,^ Omeros Corp.		517,793	6,586
	US Physical Therapy Inc.	184,976	6,546
*,^ Organovo Holdings Inc.		1,015,835	6,471
*,^ Kite Pharma Inc.		220,270	6,278
*	Tetraphase Pharmaceuticals Inc.	312,295	6,230
*	OraSure Technologies Inc.	857,713	6,193
*	Auspex Pharmaceuticals Inc.	237,844	6,105
*	Progenics Pharmaceuticals Inc.	1,170,474	6,075
*,^ Sunesis Pharmaceuticals Inc.		846,347	6,043
*	Symmetry Medical Inc.	588,858	5,942
*	Surgical Care Affiliates Inc.	220,761	5,901
*	STAAR Surgical Co.	545,592	5,800
*	Vanda Pharmaceuticals Inc.	555,528	5,766
*	Immunomedics Inc.	1,547,136	5,755
*	GenMark Diagnostics Inc.	634,323	5,690
*,^ Sequenom Inc.		1,895,619	5,630
	Invacare Corp.	475,999	5,622
*	AngioDynamics Inc.	407,128	5,586
*	Lexicon Pharmaceuticals Inc.	3,883,695	5,476
*,^ VIVUS Inc.		1,407,028	5,431
*,^ Rockwell Medical Inc.		592,226	5,413
*	AtriCure Inc.	362,553	5,337
*	Hyperion Therapeutics Inc.	206,935	5,219
*	XOMA Corp.	1,234,184	5,196
*,^ Geron Corp.		2,577,302	5,155
*	K2M Group Holdings Inc.	353,888	5,107
*	LHC Group Inc.	217,618	5,049
*	XenoPort Inc.	910,528	4,899
*	SciClone Pharmaceuticals Inc.	694,155	4,783

*,^ Cerus Corp.		1,174,036	4,708
*	Relypsa Inc.	221,488	4,671
*	CTI BioPharma Corp.	1,919,992	4,646
*,^ ZS Pharma Inc.		117,535	4,611
	CryoLife Inc.	451,205	4,453
*	Aratana Therapeutics Inc.	443,264	4,450
*,^ Exelixis Inc.		2,864,801	4,383
*	Avalanche Biotechnologies Inc.	127,913	4,373
*,^ Neuralstem Inc.		1,298,798	4,260
*	RTI Surgical Inc.	887,197	4,241
*	Pacific Biosciences of California Inc.	860,631	4,226
*	TG Therapeutics Inc.	395,789	4,223
*	NeoGenomics Inc.	785,663	4,093
*	SurModics Inc.	224,077	4,069
*,^ Supernus Pharmaceuticals Inc.		465,212	4,043
*	Revance Therapeutics Inc.	206,980	4,001
*,^ Galena Biopharma Inc.		1,928,127	3,972
*,^ Synergy Pharmaceuticals Inc.		1,414,007	3,938
*,^ Peregrine Pharmaceuticals Inc.		2,838,489	3,860
*	Enanta Pharmaceuticals Inc.	97,279	3,849
*,^ Dendreon Corp.		2,531,035	3,645
*	Almost Family Inc.	132,823	3,609
*	Cempra Inc.	326,839	3,582
*	IGI Laboratories Inc.	383,251	3,572
*,^ ZIOPHARM Oncology Inc.		1,329,839	3,511
*,^ Antares Pharma Inc.		1,912,926	3,501
*,^ Unilife Corp.		1,520,546	3,490
*,^ Northwest Biotherapeutics Inc.		692,054	3,481
*	Repros Therapeutics Inc.	350,577	3,471
*	OvaScience Inc.	204,494	3,395
*	RadNet Inc.	510,094	3,377
*	PhotoMedex Inc.	542,154	3,361
*	Osiris Therapeutics Inc.	265,549	3,343
*	Medical Action Industries Inc.	240,940	3,320
*	ANI Pharmaceuticals Inc.	115,261	3,260
*	Exactech Inc.	139,544	3,194
*	Concert Pharmaceuticals Inc.	252,551	3,185
	POZEN Inc.	432,200	3,172
*	Alliance HealthCare Services Inc.	140,174	3,169
*	Ambit Biosciences Corp.	201,330	3,100
*	Aerie Pharmaceuticals Inc.	149,816	3,100
*	Threshold Pharmaceuticals Inc.	847,950	3,061
*	Provectus Biopharmaceuticals Inc. Class A	2,961,256	3,020
*	Pernix Therapeutics Holdings Inc.	392,428	3,014
*,^ Endocyte Inc.		491,506	2,988
*	Catalyst Pharmaceutical Partners Inc.	898,480	2,983
*	Enzo Biochem Inc.	578,091	2,977
*	Heron Therapeutics Inc.	356,448	2,969
*	Verastem Inc.	345,500	2,944
*	Derma Sciences Inc.	347,078	2,891
*	Agenus Inc.	928,197	2,887
*	Rigel Pharmaceuticals Inc.	1,474,224	2,860
*	Corcept Therapeutics Inc.	1,065,416	2,855
*	BioTelemetry Inc.	406,569	2,728
*,^ OncoMed Pharmaceuticals Inc.		142,524	2,698
*,^ Navidea Biopharmaceuticals Inc.		2,021,134	2,668
*	Idera Pharmaceuticals Inc.	1,158,303	2,653

*,^ Akebia Therapeutics Inc.		119,087	2,635
*	Synta Pharmaceuticals Corp.	869,300	2,617
*	Discovery Laboratories Inc.	1,421,499	2,616
*,^ Durata Therapeutics Inc.		201,930	2,560
*	Pain Therapeutics Inc.	648,431	2,535
*,^ NeoStem Inc.		452,098	2,500
*	Cutera Inc.	247,055	2,495
*,^ AcelRx Pharmaceuticals Inc.		453,032	2,487
*	Retrophin Inc.	275,067	2,481
*	Five Star Quality Care Inc.	651,249	2,455
*,^ Versartis Inc.		127,266	2,417
*	Mirati Therapeutics Inc.	137,870	2,414
	Utah Medical Products Inc.	49,349	2,406
*,^ Ampio Pharmaceuticals Inc.		668,051	2,358
*	Tandem Diabetes Care Inc.	174,881	2,347
*,^ La Jolla Pharmaceutical Co.		242,827	2,334
*,^ Bio-Path Holdings Inc.		1,149,371	2,310
*	Durect Corp.	1,550,620	2,279
*	Oncothyreon Inc.	1,167,603	2,242
*	Zogenix Inc.	1,949,168	2,242
*	Stemline Therapeutics Inc.	179,382	2,235
*	T2 Biosystems Inc.	122,765	2,221
*	Skilled Healthcare Group Inc.	333,775	2,203
*	Five Prime Therapeutics Inc.	185,933	2,181
*	Curis Inc.	1,534,909	2,164
*,^ Applied Genetic Technologies Corp.		113,902	2,120
*,^ Rexahn Pharmaceuticals Inc.		2,516,154	2,038
*	Zafgen Inc.	103,637	2,036
*	Xencor Inc.	216,547	2,016
*	Regulus Therapeutics Inc.	287,819	1,966
*,^ CytRx Corp.		766,943	1,948
*	Kindred Biosciences Inc.	209,919	1,942
*	BioSpecifics Technologies Corp.	54,827	1,935
*	Cytokinetics Inc.	548,302	1,930
*	Pfenex Inc.	261,208	1,922
*,^ NanoViricides Inc.		635,591	1,907
*	Esperion Therapeutics Inc.	77,685	1,900
*,^ Cymabay Therapeutics Inc.		276,247	1,890
*	MEI Pharma Inc.	269,246	1,858
*	Addus HomeCare Corp.	94,764	1,857
*	Harvard Bioscience Inc.	450,862	1,844
*,^ ChemoCentryx Inc.		407,910	1,836
*,^ BioTime Inc.		564,987	1,774
*	pSivida Corp.	395,834	1,750
*,^ Vital Therapies Inc.		85,496	1,745
*	NanoString Technologies Inc.	159,357	1,743
*,^ Galectin Therapeutics Inc.		345,606	1,738
*	Alphatec Holdings Inc.	1,010,264	1,717
*,^ Alimera Sciences Inc.		314,082	1,702
*	Sucampo Pharmaceuticals Inc. Class A	250,330	1,627
*,^ Synthetic Biologics Inc.		908,803	1,618
	Psychemedics Corp.	111,607	1,588
*,^ Inogen Inc.		77,007	1,587
*	Targacept Inc.	626,364	1,585
*,^ TearLab Corp.		457,458	1,555
*,^ Athersys Inc.		1,096,937	1,525
*	Celladon Corp.	145,715	1,524

*,^ IsoRay Inc.		899,651	1,520
*,^ Biolase Inc.		599,355	1,492
	Digirad Corp.	379,321	1,491
*	Dicerna Pharmaceuticals Inc.	114,943	1,463
*	Vical Inc.	1,293,153	1,448
*	Alder Biopharmaceuticals Inc.	112,963	1,432
*,^ Hansen Medical Inc.		1,169,351	1,380
*	PharmAthene Inc.	742,634	1,322
*	Achaogen Inc.	144,172	1,292
*,^ Medgenics Inc.		246,622	1,280
*,^ Ocera Therapeutics Inc.		254,414	1,247
*,^ Sunshine Heart Inc.		217,895	1,229
	LeMaitre Vascular Inc.	177,521	1,221
*,^ StemCells Inc.		968,924	1,221
*,^ Argos Therapeutics Inc.		115,127	1,158
*	Fibrocell Science Inc.	392,939	1,140
*,^ TrovaGene Inc.		247,726	1,135
*	Synergetics USA Inc.	328,060	1,119
*,^ Coronado Biosciences Inc.		524,732	1,102
*	Fonar Corp.	99,791	1,099
*	AdCare Health Systems Inc.	229,023	1,086
*	Cancer Genetics Inc.	119,635	1,077
*,^ EnteroMedics Inc.		869,754	1,070
*	ArQule Inc.	938,558	1,051
*,^ BIND Therapeutics Inc.		120,615	1,036
*	Tonix Pharmaceuticals Holding Corp.	149,365	1,023
*	Harvard Apparatus Regenerative Technology Inc.	126,171	1,022
*,^ Alexza Pharmaceuticals Inc.		425,033	990
*,^ Apricus Biosciences Inc.		654,162	988
*	Veracyte Inc.	101,153	986
*,^ Mast Therapeutics Inc.		1,726,538	962
*,^ Cyclacel Pharmaceuticals Inc.		311,182	946
*,^ Cel-Sci Corp.		1,023,611	933
*	Cardica Inc.	855,379	915
*	AVEO Pharmaceuticals Inc.	814,566	904
*,^ Hemispherx Biopharma Inc.		2,796,855	898
*	Eleven Biotherapeutics Inc.	79,313	884
*,^ Venaxis Inc.		529,350	879
*	Heska Corp.	66,435	876
*,^ Aastrom Biosciences Inc.		306,015	872
*	Advaxis Inc.	254,220	854
*	GlycoMimetics Inc.	122,530	850
*	Cellular Dynamics International Inc.	118,985	836
*	Fate Therapeutics Inc.	162,538	835
*,^ Onconova Therapeutics Inc.		187,699	807
*	ImmunoCellular Therapeutics Ltd.	904,721	805
*	Bovie Medical Corp.	200,029	798
*	Trevena Inc.	123,741	794
*	Tenax Therapeutics Inc.	195,517	768
*	Cumberland Pharmaceuticals Inc.	154,970	766
*,^ Conatus Pharmaceuticals Inc.		123,365	755
*	Genocea Biosciences Inc.	81,793	740
*	Cara Therapeutics Inc.	87,751	736
*	Iridex Corp.	105,201	735
*	Uroplasty Inc.	292,998	733
*	InfuSystems Holdings Inc.	229,694	721
*	Columbia Laboratories Inc.	120,869	712

*	OncoGenex Pharmaceutical Inc.	266,569	712
*	Adeptus Health Inc. Class A	27,683	689
*	TriVascular Technologies Inc.	47,165	683
*	Alliqua Inc.	134,898	654
*	MediciNova Inc.	216,325	647
*	Otonomy Inc.	26,778	643
*	Celsion Corp.	214,403	635
*	Wright Medical Group Inc. CVR	288,011	634
*	Radius Health Inc.	29,800	626
*	LipoScience Inc.	120,633	625
*,^ Cytori Therapeutics Inc.		919,452	622
*	Assembly Biosciences Inc.	73,859	605
*,^ Stereotaxis Inc.		258,680	600
*	KaloBios Pharmaceuticals Inc.	383,692	595
*	Misonix Inc.	48,418	582
	Enzon Pharmaceuticals Inc.	538,301	581
*	Hooper Holmes Inc.	938,591	570
*,^ Imprimis Pharmaceuticals Inc.		75,879	563
*	Adamas Pharmaceuticals Inc.	29,615	551
*	Nanosphere Inc.	965,568	550
*	Anthera Pharmaceuticals Inc. Class A	283,343	544
*	Celator Pharmaceuticals Inc.	214,967	544
*,^ Cesca Therapeutics Inc.		438,429	535
^	Transcept Pharmaceuticals Inc.	253,476	513
*,^ Palatin Technologies Inc.		545,469	507
*,^ Cormedix Inc.		254,104	478
*	Biodel Inc.	285,268	476
*	Ardelyx Inc.	32,506	462
*	Chembio Diagnostics Inc.	120,789	449
*,^ Novabay Pharmaceuticals Inc.		521,842	438
*	CASI Pharmaceuticals Inc.	238,736	427
*	Lpath Inc. Class A	119,849	422
*	Sage Therapeutics Inc.	13,375	421
*	Retractable Technologies Inc.	145,254	421
*,^ OXiGENE Inc.		191,662	412
*	Regado Biosciences Inc.	362,570	410
*,^ ARCA biopharma Inc.		320,424	401
	Span-America Medical Systems Inc.	19,943	381
*,^ Opexa Therapeutics Inc.		383,605	381
*	AxoGen Inc.	151,348	369
*,^ Atossa Genetics Inc.		272,217	368
*	Ocular Therapeutix Inc.	24,292	364
*	Vermillion Inc.	202,264	362
*	Vision Sciences Inc.	358,120	344
*,^ Oculus Innovative Sciences Inc.		145,980	343
*	Eagle Pharmaceuticals Inc.	26,985	341
*	Amphastar Pharmaceuticals Inc.	28,428	331
	Daxor Corp.	52,533	325
*	ERBA Diagnostics Inc.	91,945	324
*	CAS Medical Systems Inc.	164,250	319
*	MGC Diagnostics Corp.	46,575	317
*,^ Response Genetics Inc.		460,766	316
*,^ GTx Inc.		423,568	312
*	Flexion Therapeutics Inc.	16,902	309
*	Oragenics Inc.	226,675	283
*,^ Heat Biologics Inc.		42,176	268
*	EPIRUS Biopharmaceuticals Inc.	37,046	266

*,^ Delcath Systems Inc.		131,189	260
*,^ Cleveland Biolabs Inc.		563,893	259
*	iBio Inc.	395,844	243
*,^ RXi Pharmaceuticals Corp.		120,771	242
*	Acura Pharmaceuticals Inc.	290,832	228
*	SCYNEXIS Inc.	30,300	224
*	Corium International Inc.	35,800	220
*,^ Akers Biosciences Inc.		60,354	218
*	Intersect ENT Inc.	13,841	215
*	Evoke Pharma Inc.	36,221	199
*	BSD Medical Corp.	346,683	196
*,^ BG Medicine Inc.		353,365	192
*	Escalon Medical Corp.	105,245	167
*	Bioanalytical Systems Inc.	65,747	156
*,^ CombiMatrix Corp.		124,115	155
*	Dipexium Pharmaceuticals Inc.	15,281	152
*,^ Echo Therapeutics Inc.		168,231	141
*	MGT Capital Investments Inc.	113,426	102
*	Cerulean Pharma Inc.	24,166	102
*,^ MELA Sciences Inc.		53,084	91
*	ProPhase Labs Inc.	56,433	79
*	Adamis Pharmaceuticals Corp.	16,820	79
	Diversicare Healthcare Services Inc.	6,997	75
*	Biocept Inc.	29,465	72
*	Arrhythmia Research Technology Inc.	10,440	69
*,^ Baxano Surgical Inc.		327,989	60
*	Recro Pharma Inc.	20,249	60
*	USMD Holdings Inc.	5,047	45
*	NephroGenex Inc.	7,674	36
*	Amedica Corp.	21,424	34
*	ImmuCell Corp.	5,733	29
*,^ Ruthigen Inc.		5,874	28
	Birner Dental Management Services Inc.	1,710	28
*	Cubist Pharmaceuticals Inc. Rights Exp. 12/31/2015	95,425	11
*	Semler Scientific Inc.	2,583	8
*	Agile Therapeutics Inc.	700	5
*	Aldeyra Therapeutics Inc.	798	5
*	BioLife Solutions Inc.	1,000	2
			45,159,272
Industrials (12.5%)
	General Electric Co.	164,235,457	4,207,712
	Union Pacific Corp.	14,694,039	1,593,128
	3M Co.	10,641,691	1,507,715
	United Technologies Corp.	14,211,977	1,500,785
	Boeing Co.	10,606,269	1,351,027
	United Parcel Service Inc. Class B	11,530,625	1,133,345
	Honeywell International Inc.	12,138,976	1,130,381
	Caterpillar Inc.	10,288,323	1,018,853
	Accenture plc Class A	10,329,888	840,026
	Lockheed Martin Corp.	4,406,635	805,445
	Danaher Corp.	9,737,260	739,837
	Emerson Electric Co.	11,449,564	716,514
	FedEx Corp.	4,431,144	715,408
	Automatic Data Processing Inc.	7,876,206	654,355
	General Dynamics Corp.	4,670,898	593,624
	Norfolk Southern Corp.	5,058,020	564,475
	Precision Castparts Corp.	2,353,217	557,430

CSX Corp.	16,384,889	525,300
Raytheon Co.	5,100,247	518,287
Eaton Corp. plc	7,797,423	494,123
Illinois Tool Works Inc.	5,800,509	489,679
Deere & Co.	5,947,442	487,631
Northrop Grumman Corp.	3,110,346	409,819
Cummins Inc.	2,852,701	376,499
TE Connectivity Ltd.	6,685,336	369,632
* LinkedIn Corp. Class A	1,743,522	362,286
Waste Management Inc.	7,229,521	343,619
PACCAR Inc.	5,794,698	329,573
Tyco International Ltd.	7,367,650	328,376
Agilent Technologies Inc.	5,426,135	309,181
Sherwin-Williams Co.	1,357,726	297,328
Parker-Hannifin Corp.	2,423,996	276,699
* Fiserv Inc.	4,060,858	262,474
Amphenol Corp. Class A	2,568,974	256,538
WW Grainger Inc.	1,003,659	252,571
Fidelity National Information Services Inc.	4,431,357	249,485
Rockwell Automation Inc.	2,258,523	248,167
Ingersoll-Rand plc	4,355,789	245,492
Roper Industries Inc.	1,637,022	239,480
Xerox Corp.	18,093,617	239,379
Paychex Inc.	5,336,810	235,887
Dover Corp.	2,716,164	218,189
Kansas City Southern	1,799,677	218,121
* Alliance Data Systems Corp.	857,736	212,950
Pentair plc	3,154,369	206,580
AMETEK Inc.	4,012,973	201,491
Fastenal Co.	4,362,214	195,863
* United Rentals Inc.	1,580,918	175,640
Rockwell Collins Inc.	2,209,675	173,459
* FleetCor Technologies Inc.	1,219,594	173,329
Fluor Corp.	2,595,020	173,321
* Stericycle Inc.	1,387,867	161,770
CH Robinson Worldwide Inc.	2,422,061	160,631
Flowserve Corp.	2,238,761	157,877
Republic Services Inc. Class A	4,038,916	157,598
L-3 Communications Holdings Inc.	1,262,613	150,150
Pall Corp.	1,782,882	149,227
TransDigm Group Inc.	809,041	149,131
* Verisk Analytics Inc. Class A	2,448,978	149,118
Textron Inc.	4,096,402	147,430
* B/E Aerospace Inc.	1,718,237	144,229
Ball Corp.	2,237,693	141,579
Masco Corp.	5,800,213	138,741
Martin Marietta Materials Inc.	1,018,412	131,314
* Trimble Navigation Ltd.	4,256,740	129,831
Vulcan Materials Co.	2,124,591	127,964
* Quanta Services Inc.	3,475,221	126,116
Expeditors International of Washington Inc.	3,054,771	123,963
* Sensata Technologies Holding NV	2,744,897	122,230
* Mettler-Toledo International Inc.	476,626	122,078
Wabtec Corp.	1,494,336	121,101
Sealed Air Corp.	3,432,492	119,725
Trinity Industries Inc.	2,544,665	118,887
Cintas Corp.	1,674,577	118,208

Towers Watson & Co. Class A	1,146,673	114,094
JB Hunt Transport Services Inc.	1,533,389	113,547
MeadWestvaco Corp.	2,742,192	112,265
Rock-Tenn Co. Class A	2,340,081	111,341
Fortune Brands Home & Security Inc.	2,697,166	110,880
Xylem Inc.	3,001,328	106,517
Robert Half International Inc.	2,129,350	104,338
Hubbell Inc. Class B	846,927	102,080
Chicago Bridge & Iron Co. NV	1,762,112	101,938
Packaging Corp. of America	1,596,670	101,899
ADT Corp.	2,840,398	100,721
* Jacobs Engineering Group Inc.	2,054,377	100,295
* Crown Holdings Inc.	2,245,780	99,982
* Flextronics International Ltd.	9,571,045	98,773
* Kirby Corp.	830,660	97,893
Valspar Corp.	1,226,893	96,912
Donaldson Co. Inc.	2,335,756	94,902
Waste Connections Inc.	1,930,073	93,647
Avnet Inc.	2,254,831	93,575
IDEX Corp.	1,288,484	93,248
Iron Mountain Inc.	2,826,942	92,300
Manpowergroup Inc.	1,296,149	90,860
* Arrow Electronics Inc.	1,626,230	90,012
Lincoln Electric Holdings Inc.	1,298,519	89,773
Joy Global Inc.	1,628,492	88,818
* Spirit AeroSystems Holdings Inc. Class A	2,293,465	87,289
Total System Services Inc.	2,773,127	85,856
Carlisle Cos. Inc.	1,053,192	84,656
Huntington Ingalls Industries Inc.	799,498	83,316
MDU Resources Group Inc.	2,992,572	83,223
Acuity Brands Inc.	704,638	82,943
Broadridge Financial Solutions Inc.	1,956,960	81,468
* Genesee & Wyoming Inc. Class A	854,749	81,466
Global Payments Inc.	1,165,300	81,431
PerkinElmer Inc.	1,843,605	80,381
* Old Dominion Freight Line Inc.	1,127,427	79,641
Eagle Materials Inc.	781,710	79,602
* CoStar Group Inc.	509,437	79,238
Allison Transmission Holdings Inc.	2,722,915	77,576
Ryder System Inc.	858,548	77,244
Jack Henry & Associates Inc.	1,377,203	76,655
Allegion plc	1,571,360	74,860
* Colfax Corp.	1,308,950	74,571
* Vantiv Inc. Class A	2,375,271	73,396
FLIR Systems Inc.	2,310,959	72,425
Graco Inc.	977,773	71,358
* Owens-Illinois Inc.	2,687,286	70,004
* WEX Inc.	630,647	69,573
MSC Industrial Direct Co. Inc. Class A	794,960	67,937
Nordson Corp.	883,494	67,207
Alliant Techsystems Inc.	519,751	66,341
ITT Corp.	1,474,763	66,276
* Graphic Packaging Holding Co.	5,304,922	65,940
Sonoco Products Co.	1,669,063	65,577
URS Corp.	1,126,402	64,892
AptarGroup Inc.	1,052,308	63,875
* Hexcel Corp.	1,604,218	63,687

	AGCO Corp.	1,378,262	62,656
	Bemis Co. Inc.	1,633,371	62,101
	Oshkosh Corp.	1,383,977	61,103
	SPX Corp.	641,553	60,261
	AO Smith Corp.	1,263,251	59,727
	Jabil Circuit Inc.	2,960,574	59,715
*	Zebra Technologies Corp.	828,919	58,828
	Owens Corning	1,818,986	57,753
*	USG Corp.	2,063,416	56,723
*	WESCO International Inc.	724,068	56,666
	Timken Co.	1,332,177	56,471
	Lennox International Inc.	721,742	55,480
	Triumph Group Inc.	846,248	55,048
*	Cognex Corp.	1,344,930	54,160
	Terex Corp.	1,702,611	54,092
	Toro Co.	907,119	53,729
	Landstar System Inc.	739,367	53,375
	RR Donnelley & Sons Co.	3,242,550	53,372
*	Teledyne Technologies Inc.	564,668	53,084
	Kennametal Inc.	1,277,071	52,756
*	HD Supply Holdings Inc.	1,914,758	52,196
	Foster Wheeler AG	1,649,616	52,161
*	Esterline Technologies Corp.	468,423	52,121
	National Instruments Corp.	1,680,305	51,972
	FEI Co.	688,800	51,949
	CLARCOR Inc.	822,252	51,868
^	Valmont Industries Inc.	384,171	51,836
	Manitowoc Co. Inc.	2,205,000	51,707
*	AECOM Technology Corp.	1,528,223	51,578
	Air Lease Corp. Class A	1,577,190	51,259
	Exelis Inc.	3,079,345	50,932
	Babcock & Wilcox Co.	1,800,326	49,851
	Crane Co.	755,247	47,739
	Curtiss-Wright Corp.	706,120	46,547
	Woodward Inc.	974,482	46,405
*	Moog Inc. Class A	669,645	45,804
*	Clean Harbors Inc.	846,400	45,638
*	Berry Plastics Group Inc.	1,805,687	45,576
*,^ Generac Holdings Inc.		1,122,081	45,489
	Belden Inc.	705,987	45,197
	KBR Inc.	2,394,291	45,084
	Regal-Beloit Corp.	699,498	44,943
	Deluxe Corp.	813,167	44,854
	EnerSys	762,144	44,692
	World Fuel Services Corp.	1,112,026	44,392
	Con-way Inc.	933,458	44,339
	GATX Corp.	750,551	43,810
	MAXIMUS Inc.	1,045,963	41,974
	EMCOR Group Inc.	1,045,547	41,780
	Covanta Holding Corp.	1,892,330	40,155
*	Armstrong World Industries Inc.	712,004	39,872
*	Euronet Worldwide Inc.	803,827	38,415
	Anixter International Inc.	451,960	38,344
*	Genpact Ltd.	2,331,690	38,053
*	IPG Photonics Corp.	552,647	38,011
*	Knowles Corp.	1,390,429	36,846
*	CoreLogic Inc.	1,338,489	36,233

	Watsco Inc.	419,261	36,132
	TimkenSteel Corp.	757,762	35,228
*	DigitalGlobe Inc.	1,227,011	34,970
	Silgan Holdings Inc.	715,298	33,619
	Corporate Executive Board Co.	546,329	32,818
*	Rexnord Corp.	1,150,744	32,739
	Actuant Corp. Class A	1,072,625	32,737
*	XPO Logistics Inc.	851,108	32,061
	Vishay Intertechnology Inc.	2,190,923	31,308
	Littelfuse Inc.	367,516	31,305
*	Louisiana-Pacific Corp.	2,289,196	31,110
*	MasTec Inc.	1,011,227	30,964
*	MWI Veterinary Supply Inc.	199,555	29,614
	Greenbrier Cos. Inc.	401,328	29,449
*	Swift Transportation Co.	1,378,624	28,924
	HEICO Corp. Class A	707,163	28,499
	Applied Industrial Technologies Inc.	623,948	28,483
	Harsco Corp.	1,318,992	28,240
*	Navistar International Corp.	856,722	28,195
*	Sanmina Corp.	1,337,434	27,899
*	Advisory Board Co.	594,055	27,677
*	Orbital Sciences Corp.	986,024	27,411
	Booz Allen Hamilton Holding Corp. Class A	1,164,674	27,253
	Knight Transportation Inc.	990,247	27,123
	Mueller Industries Inc.	939,833	26,823
	Convergys Corp.	1,497,205	26,680
	Heartland Payment Systems Inc.	558,957	26,673
*,^ Vistaprint NV		486,072	26,632
	Tetra Tech Inc.	1,055,125	26,357
*	Masonite International Corp.	474,766	26,293
	Watts Water Technologies Inc. Class A	443,054	25,808
	MSA Safety Inc.	518,737	25,626
*	Cardtronics Inc.	726,319	25,566
	Mobile Mini Inc.	720,087	25,181
*	Coherent Inc.	404,656	24,834
	UniFirst Corp.	254,748	24,606
*	Proto Labs Inc.	355,241	24,512
*,^ NeuStar Inc. Class A		980,593	24,348
	United Stationers Inc.	646,644	24,294
	Barnes Group Inc.	796,985	24,188
*	WageWorks Inc.	514,639	23,432
*	FTI Consulting Inc.	668,672	23,377
*	Huron Consulting Group Inc.	382,848	23,342
*	Hub Group Inc. Class A	571,728	23,172
	Franklin Electric Co. Inc.	665,839	23,131
	Forward Air Corp.	515,599	23,114
	EVERTEC Inc.	1,023,487	22,865
*	EnPro Industries Inc.	376,337	22,780
*	Itron Inc.	576,645	22,668
	TAL International Group Inc.	547,479	22,584
*,^ Universal Display Corp.		682,666	22,282
	Methode Electronics Inc.	603,245	22,242
	Heartland Express Inc.	916,066	21,949
*	Veeco Instruments Inc.	618,794	21,627
	RBC Bearings Inc.	380,430	21,570
*	Measurement Specialties Inc.	251,685	21,547
	ABM Industries Inc.	836,224	21,483

*	On Assignment Inc.	793,738	21,312
*	PHH Corp.	932,219	20,844
	H&E Equipment Services Inc.	515,246	20,754
	Otter Tail Corp.	774,993	20,669
*	Plexus Corp.	553,226	20,431
	Mueller Water Products Inc. Class A	2,459,552	20,365
	Tennant Co.	301,909	20,255
*	Korn/Ferry International	807,658	20,111
*	Saia Inc.	403,192	19,982
*	ExamWorks Group Inc.	609,559	19,963
*	Benchmark Electronics Inc.	896,262	19,906
	Simpson Manufacturing Co. Inc.	680,363	19,833
*	OSI Systems Inc.	307,243	19,504
	CIRCOR International Inc.	287,335	19,346
*	Boise Cascade Co.	634,104	19,112
	Brink's Co.	789,054	18,969
*,^ Outerwall Inc.		332,667	18,663
	Greif Inc. Class A	425,902	18,659
	Werner Enterprises Inc.	729,231	18,377
	Granite Construction Inc.	575,591	18,310
	Kaman Corp.	461,929	18,154
	Apogee Enterprises Inc.	453,390	18,045
*	Trex Co. Inc.	517,567	17,892
	Matson Inc.	700,470	17,533
*	Greatbatch Inc.	408,072	17,388
*	LifeLock Inc.	1,213,036	17,334
	G&K Services Inc. Class A	308,386	17,078
*	TriMas Corp.	698,566	16,996
*	TrueBlue Inc.	668,061	16,875
	MTS Systems Corp.	246,273	16,811
*	Tutor Perini Corp.	636,422	16,802
*	Headwaters Inc.	1,332,448	16,709
	Brady Corp. Class A	741,032	16,629
	Albany International Corp.	488,423	16,626
	AZZ Inc.	396,543	16,564
*	Wesco Aircraft Holdings Inc.	946,809	16,474
	Aircastle Ltd.	999,536	16,352
*	Meritor Inc.	1,496,895	16,241
*	Rogers Corp.	296,244	16,222
	Cubic Corp.	341,577	15,986
	Primoris Services Corp.	588,323	15,791
*	UTi Worldwide Inc.	1,484,810	15,784
	US Ecology Inc.	336,126	15,717
	Standex International Corp.	211,727	15,697
	ESCO Technologies Inc.	438,804	15,262
^	Sturm Ruger & Co. Inc.	311,760	15,180
	AAR Corp.	618,397	14,934
^	Lindsay Corp.	199,348	14,901
*	Wabash National Corp.	1,114,063	14,839
	ArcBest Corp.	393,991	14,696
	Raven Industries Inc.	599,605	14,630
	Exponent Inc.	205,645	14,576
*	FARO Technologies Inc.	279,177	14,168
	McGrath RentCorp	405,443	13,866
	Sun Hydraulics Corp.	367,712	13,822
*	Aegion Corp. Class A	616,492	13,717
*	Atlas Air Worldwide Holdings Inc.	408,977	13,504

	Universal Forest Products Inc.	312,093	13,329
*	GenCorp Inc.	825,952	13,190
*	TriNet Group Inc.	506,457	13,041
*	Sykes Enterprises Inc.	652,615	13,039
	Federal Signal Corp.	969,813	12,840
*	ExlService Holdings Inc.	525,651	12,831
	John Bean Technologies Corp.	455,168	12,804
*	Taser International Inc.	826,334	12,759
*	Taminco Corp.	488,001	12,737
*	Thermon Group Holdings Inc.	504,899	12,330
*	DXP Enterprises Inc.	166,481	12,266
*	Team Inc.	321,499	12,188
	Altra Industrial Motion Corp.	417,507	12,174
	Acacia Research Corp.	776,958	12,027
^	Textainer Group Holdings Ltd.	382,111	11,891
*	AMN Healthcare Services Inc.	751,947	11,806
	AAON Inc.	678,589	11,543
	Badger Meter Inc.	227,082	11,456
	American Railcar Industries Inc.	154,363	11,411
	Astec Industries Inc.	308,882	11,265
	Encore Wire Corp.	303,272	11,248
*	Navigant Consulting Inc.	807,009	11,225
	General Cable Corp.	744,300	11,224
	Quanex Building Products Corp.	616,269	11,148
*	RPX Corp.	802,295	11,016
*	Newport Corp.	612,547	10,854
*	II-VI Inc.	913,202	10,748
*	Nortek Inc.	143,232	10,671
	AVX Corp.	801,116	10,639
	ManTech International Corp. Class A	392,472	10,577
*	Rofin-Sinar Technologies Inc.	456,537	10,528
*	Roadrunner Transportation Systems Inc.	461,840	10,525
	Materion Corp.	342,747	10,512
*	Rentrak Corp.	169,889	10,353
	Insperity Inc.	372,384	10,181
*	Astronics Corp.	213,186	10,165
*	Imperva Inc.	346,180	9,946
	Schnitzer Steel Industries Inc.	412,632	9,924
*,^ YRC Worldwide Inc.		484,565	9,846
*	ICF International Inc.	317,400	9,773
	Hyster-Yale Materials Handling Inc.	135,303	9,690
*	Ambarella Inc.	221,458	9,671
*	Aerovironment Inc.	313,010	9,412
*	US Concrete Inc.	353,185	9,232
*	NCI Building Systems Inc.	475,061	9,216
	Multi-Color Corp.	201,963	9,185
	Gorman-Rupp Co.	305,421	9,175
	Kforce Inc.	463,506	9,071
*	Engility Holdings Inc.	288,002	8,977
	Resources Connection Inc.	619,475	8,635
	CTS Corp.	542,531	8,621
*	GrafTech International Ltd.	1,874,406	8,585
*	Monster Worldwide Inc.	1,559,268	8,576
	Griffon Corp.	734,052	8,361
*,^ Smith & Wesson Holding Corp.		884,310	8,348
	NN Inc.	310,052	8,285
	Quad/Graphics Inc.	426,683	8,214

*	MYR Group Inc.	336,415	8,101
	Comfort Systems USA Inc.	596,268	8,079
*	Checkpoint Systems Inc.	652,548	7,981
	HEICO Corp.	170,407	7,958
	Park Electrochemical Corp.	330,071	7,773
	LB Foster Co. Class A	165,386	7,598
*	American Woodmark Corp.	205,517	7,575
*	Fabrinet	518,173	7,565
	Cass Information Systems Inc.	182,193	7,543
*	TeleTech Holdings Inc.	304,321	7,480
	American Science & Engineering Inc.	131,563	7,286
	Kelly Services Inc. Class A	464,434	7,278
	Myers Industries Inc.	409,612	7,226
*	Global Cash Access Holdings Inc.	1,064,222	7,183
	Kimball International Inc. Class B	475,308	7,153
	Kadant Inc.	182,478	7,126
*	Lydall Inc.	263,673	7,122
*	Advanced Emissions Solutions Inc.	334,532	7,115
	Celadon Group Inc.	362,454	7,050
	Douglas Dynamics Inc.	361,137	7,042
*	PGT Inc.	744,369	6,938
	Daktronics Inc.	561,804	6,905
*	Echo Global Logistics Inc.	290,808	6,849
*	Era Group Inc.	313,283	6,814
	Park-Ohio Holdings Corp.	141,867	6,790
	Columbus McKinnon Corp.	307,486	6,762
	Viad Corp.	324,990	6,711
	Marten Transport Ltd.	375,944	6,696
*	EnerNOC Inc.	388,718	6,593
*	Gibraltar Industries Inc.	479,083	6,559
	FreightCar America Inc.	195,478	6,509
*	Bazaarvoice Inc.	877,967	6,488
*	Air Transport Services Group Inc.	863,243	6,284
	Powell Industries Inc.	150,255	6,139
*	TTM Technologies Inc.	874,967	5,959
	Black Box Corp.	251,454	5,864
*	Great Lakes Dredge & Dock Corp.	942,771	5,826
*	Pike Corp.	482,581	5,738
*	CBIZ Inc.	728,277	5,732
	Insteel Industries Inc.	276,269	5,680
*,^ Capstone Turbine Corp.		5,299,031	5,670
*,^ GP Strategies Corp.		196,934	5,656
*	CAI International Inc.	291,039	5,632
	Heidrick & Struggles International Inc.	271,154	5,569
	Argan Inc.	165,967	5,540
*	GSI Group Inc.	477,431	5,486
	Global Brass & Copper Holdings Inc.	370,060	5,429
*	Dice Holdings Inc.	647,439	5,426
*	Northwest Pipe Co.	157,674	5,377
	Ennis Inc.	406,689	5,356
*	Quality Distribution Inc.	418,783	5,352
*	InnerWorkings Inc.	661,185	5,349
*	Landec Corp.	435,038	5,329
*	Mistras Group Inc.	261,072	5,326
*	Power Solutions International Inc.	77,167	5,325
	Landauer Inc.	159,564	5,267
*	Patrick Industries Inc.	121,242	5,136

*	Kratos Defense & Security Solutions Inc.	769,132	5,046
	Alamo Group Inc.	121,298	4,973
*	ARC Document Solutions Inc.	603,897	4,892
*	NVE Corp.	75,206	4,854
*	Orion Marine Group Inc.	472,655	4,717
*	M/A-COM Technology Solutions Holdings Inc.	215,921	4,716
*	Builders FirstSource Inc.	862,500	4,701
*	Ducommun Inc.	166,247	4,557
	Barrett Business Services Inc.	114,864	4,536
	Ceco Environmental Corp.	319,401	4,280
	Graham Corp.	148,443	4,268
	Twin Disc Inc.	156,962	4,232
*	Lionbridge Technologies Inc.	933,668	4,202
	Electro Rent Corp.	304,296	4,190
	Dynamic Materials Corp.	217,127	4,136
*	Installed Building Products Inc.	294,239	4,134
*	Cross Country Healthcare Inc.	435,931	4,050
*	Maxwell Technologies Inc.	455,398	3,971
*	Furmanite Corp.	586,312	3,963
	Global Power Equipment Group Inc.	262,247	3,907
*	CRA International Inc.	151,717	3,858
*,^ Nuverra Environmental Solutions Inc.		256,527	3,784
	Universal Truckload Services Inc.	155,803	3,778
	Hurco Cos. Inc.	99,860	3,761
	Bel Fuse Inc. Class B	149,855	3,707
*	Stock Building Supply Holdings Inc.	232,713	3,656
*	Franklin Covey Co.	185,605	3,636
*,^ ExOne Co.		173,347	3,621
*	Ply Gem Holdings Inc.	331,348	3,592
	NACCO Industries Inc. Class A	71,825	3,572
*	Covenant Transportation Group Inc. Class A	183,964	3,420
*	Sparton Corp.	136,847	3,373
*	Vectrus Inc.	171,121	3,342
*	PowerSecure International Inc.	346,780	3,322
*	ServiceSource International Inc.	1,017,550	3,287
	VSE Corp.	67,027	3,286
*	Layne Christensen Co.	326,919	3,174
	Houston Wire & Cable Co.	262,955	3,150
*	Continental Building Products Inc.	215,569	3,147
	CDI Corp.	215,285	3,126
*	AM Castle & Co.	363,619	3,105
*	Patriot Transportation Holding Inc.	90,221	3,060
	Universal Technical Institute Inc.	308,505	2,885
*	Paylocity Holding Corp.	145,414	2,857
*	Kemet Corp.	689,487	2,841
	Electro Scientific Industries Inc.	412,108	2,798
*,^ Control4 Corp.		215,909	2,792
*	Vishay Precision Group Inc.	186,591	2,788
	Mesa Laboratories Inc.	46,756	2,702
*	Xerium Technologies Inc.	176,654	2,581
*	Commercial Vehicle Group Inc.	412,226	2,548
	Miller Industries Inc.	149,815	2,532
*	CUI Global Inc.	348,205	2,521
*	AEP Industries Inc.	65,019	2,462
*	PRGX Global Inc.	414,807	2,431
*	Intevac Inc.	352,939	2,354
*	Accuride Corp.	620,313	2,351

*	Hill International Inc.	578,574	2,314
*	Vicor Corp.	245,084	2,304
*	Cenveo Inc.	923,468	2,281
*	Manitex International Inc.	200,096	2,259
*	USA Truck Inc.	128,180	2,247
*	ModusLink Global Solutions Inc.	627,988	2,242
*	PAM Transportation Services Inc.	61,693	2,236
*	LMI Aerospace Inc.	169,718	2,172
*	Willis Lease Finance Corp.	105,689	2,169
	Spartan Motors Inc.	458,158	2,140
	Richardson Electronics Ltd.	213,004	2,128
*	Heritage-Crystal Clean Inc.	142,796	2,122
*	SL Industries Inc.	43,378	2,118
*	Casella Waste Systems Inc. Class A	546,417	2,104
*,^ Energy Recovery Inc.		582,254	2,061
*	Astronics Corp. Class B	42,637	2,025
	Hardinge Inc.	183,139	2,004
*	Ameresco Inc. Class A	288,977	1,979
*	Sterling Construction Co. Inc.	256,782	1,970
*,^ General Finance Corp.		220,467	1,956
	LSI Industries Inc.	321,598	1,952
*	Orion Energy Systems Inc.	346,841	1,856
	Crawford & Co. Class B	219,434	1,810
*	Norcraft Cos. Inc.	112,574	1,796
*	Hudson Global Inc.	474,677	1,794
	United States Lime & Minerals Inc.	30,170	1,754
*	UFP Technologies Inc.	79,239	1,742
*	Lawson Products Inc.	78,107	1,741
*	Advanced Drainage Systems Inc.	82,758	1,734
*	PFSweb Inc.	156,382	1,701
*	Vertex Energy Inc.	242,657	1,689
	Crawford & Co. Class A	214,622	1,657
*	Broadwind Energy Inc.	218,314	1,635
*	Rubicon Technology Inc.	384,433	1,634
*	Willdan Group Inc.	112,386	1,625
*,^ Erickson Inc.		123,800	1,608
	International Shipholding Corp.	89,810	1,607
*	Information Services Group Inc.	419,236	1,593
*	TRC Cos. Inc.	240,662	1,572
*,^ Research Frontiers Inc.		272,099	1,565
*	Magnetek Inc.	49,199	1,539
	Supreme Industries Inc. Class A	190,001	1,484
*	American Superconductor Corp.	1,043,562	1,471
*	Turtle Beach Corp.	191,477	1,465
*	Adept Technology Inc.	170,982	1,438
*	National Research Corp. Class A	109,276	1,422
	Eastern Co.	88,319	1,411
*	StarTek Inc.	179,571	1,390
*	Multi-Fineline Electronix Inc.	147,819	1,382
	Perceptron Inc.	137,941	1,350
*	Higher One Holdings Inc.	545,425	1,347
*	PMFG Inc.	262,466	1,312
*	CTPartners Executive Search Inc.	81,692	1,274
*	Innovative Solutions & Support Inc.	238,921	1,246
*,^ MicroVision Inc.		636,812	1,235
*	API Technologies Corp.	524,668	1,233
*,^ Odyssey Marine Exploration Inc.		1,346,953	1,226

*	Rand Logistics Inc.	202,338	1,153
*	CyberOptics Corp.	100,886	1,132
*	Hudson Technologies Inc.	336,774	1,115
*	Planar Systems Inc.	292,719	1,109
*	Arotech Corp.	334,820	1,088
*	CPI Aerostructures Inc.	109,773	1,081
*	Aspen Aerogels Inc.	107,000	1,079
*	Newtek Business Services Inc.	391,173	1,076
*	Fuel Tech Inc.	249,091	1,059
	Allied Motion Technologies Inc.	73,005	1,037
*	Planet Payment Inc.	522,096	1,023
*	Synthesis Energy Systems Inc.	888,787	1,013
*	Echelon Corp.	494,283	1,008
*	Huttig Building Products Inc.	269,796	998
*	Viasystems Group Inc.	61,452	965
*	Mattersight Corp.	177,313	959
*	Tecumseh Products Co. Class A	221,547	953
	Hubbell Inc. Class A	7,600	944
*,^ Revolution Lighting Technologies Inc.		553,436	930
	Lincoln Educational Services Corp.	330,578	929
*	Key Technology Inc.	67,025	878
	Omega Flex Inc.	44,518	866
*	Frequency Electronics Inc.	79,528	849
*	NAPCO Security Technologies Inc.	175,926	827
*,^ UQM Technologies Inc.		574,458	810
*,^ Energous Corp.		69,751	795
*	MFRI Inc.	83,503	792
*	BlueLinx Holdings Inc.	597,002	782
*	Radiant Logistics Inc.	211,074	777
	MOCON Inc.	50,496	754
*	Sharps Compliance Corp.	170,825	747
*	Iteris Inc.	416,553	729
*,^ Metalico Inc.		651,835	717
*,^ ClearSign Combustion Corp.		105,802	707
*	Ballantyne Strong Inc.	154,732	689
*,^ National Research Corp. Class B		16,870	626
	Espey Manufacturing & Electronics Corp.	30,766	619
*,^ Document Security Systems Inc.		712,106	605
	Air Industries Group	56,116	596
	SIFCO Industries Inc.	19,738	594
*	Integrated Electrical Services Inc.	70,864	585
*	Transcat Inc.	63,453	584
*	Goldfield Corp.	304,241	581
	RF Industries Ltd.	115,748	571
*	Essex Rental Corp.	267,152	561
*	Perma-Fix Environmental Services	144,397	552
*	Astrotech Corp.	192,545	543
*	American Electric Technologies Inc.	72,950	542
*	Swisher Hygiene Inc.	168,208	511
*	ENGlobal Corp.	236,848	509
*	Gencor Industries Inc.	51,253	506
*	Active Power Inc.	244,883	490
*	Wireless Telecom Group Inc.	195,250	469
*,^ Lightbridge Corp.		199,745	459
	Sypris Solutions Inc.	134,183	441
*	eMagin Corp.	186,164	437
*	Breeze-Eastern Corp.	41,916	433

*	Ultralife Corp.	130,401	422
*	Elecsys Corp.	37,904	415
*	American DG Energy Inc.	321,640	370
*	LiqTech International Inc.	235,055	362
*,^ Spherix Inc.		228,626	357
*	IEC Electronics Corp.	77,291	349
*	Standard Register Co.	63,708	327
*,^ Image Sensing Systems Inc.		87,573	310
	AMCON Distributing Co.	3,467	305
*	Industrial Services of America Inc.	48,929	292
	Bel Fuse Inc. Class A	10,580	249
	Chicago Rivet & Machine Co.	7,646	237
*	Video Display Corp.	75,730	232
*	SigmaTron International Inc.	29,472	214
*	Pioneer Power Solutions Inc.	26,639	213
*	Eagle Bulk Shipping Inc.	226,501	208
*	Appliance Recycling Centers of America Inc.	68,719	203
*	Asure Software Inc.	38,446	196
*	AMREP Corp.	41,386	193
*	Professional Diversity Network	36,596	185
*	Sevcon Inc.	21,782	178
*	LightPath Technologies Inc. Class A	114,699	169
*	Onvia Inc.	37,538	166
*	BTU International Inc.	51,015	166
*	Versar Inc.	42,623	138
*	Coast Distribution System Inc.	38,332	126
	EnviroStar Inc.	47,800	121
*	Cartesian Inc.	32,994	115
	Ecology and Environment Inc.	11,580	113
*	Quest Resource Holding Corp.	63,750	110
*	Continental Materials Corp.	7,139	109
*	Taylor Devices Inc.	9,515	93
*	Luna Innovations Inc.	66,307	92
*	Nortech Systems Inc.	17,942	92
*	DLH Holdings Corp.	47,352	91
*	Advanced Photonix Inc. Class A	164,078	90
*	Air T Inc.	6,902	90
*	Pulse Electronics Corp.	52,172	70
*	Micronet Enertec Technologies Inc.	19,850	68
	Vicon Industries Inc.	27,360	57
*	AeroCentury Corp.	3,772	42
*	Servotronics Inc.	4,914	39
	Art's-Way Manufacturing Co. Inc.	7,269	36
	WSI Industries Inc.	4,099	30
*	LGL Group Inc.	7,118	27
*	Wells-Gardner Electronics Corp.	21,000	24
*	IntriCon Corp.	2,715	16
*	Sutron Corp.	2,453	13
*	Command Security Corp.	5,927	12
*	Avalon Holdings Corp. Class A	2,726	10
*	Marathon Patent Group Inc.	700	10
*	Methes Energies International Ltd.	6,136	8
*	Electro-Sensors Inc.	1,300	5
*	Orbit International Corp.	1,600	5
*	LGL Group Inc. Warrants Exp. 06/08/2018	3,000	—
			44,467,725

Oil & Gas (8.9%)
	Exxon Mobil Corp.	70,061,651	6,589,298
	Chevron Corp.	31,084,834	3,709,042
	Schlumberger Ltd.	21,226,397	2,158,512
	ConocoPhillips	20,109,151	1,538,752
	Occidental Petroleum Corp.	12,812,430	1,231,915
	EOG Resources Inc.	8,957,614	886,983
	Halliburton Co.	13,212,941	852,367
	Anadarko Petroleum Corp.	8,280,410	839,965
	Phillips 66	9,227,316	750,273
	Williams Cos. Inc.	11,007,789	609,281
	Apache Corp.	6,287,554	590,213
	National Oilwell Varco Inc.	7,031,766	535,117
	Baker Hughes Inc.	7,107,780	462,432
	Pioneer Natural Resources Co.	2,339,046	460,722
	Hess Corp.	4,602,931	434,148
	Devon Energy Corp.	6,328,669	431,489
	Kinder Morgan Inc.	10,922,872	418,783
	Marathon Oil Corp.	10,991,991	413,189
	Noble Energy Inc.	5,903,019	403,530
	Valero Energy Corp.	8,702,437	402,662
	Marathon Petroleum Corp.	4,633,070	392,282
*	Cheniere Energy Inc.	3,502,194	280,281
*	Weatherford International plc	11,360,092	236,290
*	Concho Resources Inc.	1,842,573	231,040
	EQT Corp.	2,467,111	225,839
	Chesapeake Energy Corp.	9,769,909	224,610
	Cabot Oil & Gas Corp.	6,803,057	222,392
*	Cameron International Corp.	3,329,382	221,004
*	FMC Technologies Inc.	3,839,265	208,511
*	Southwestern Energy Co.	5,753,162	201,073
	Cimarex Energy Co.	1,419,139	179,564
	Range Resources Corp.	2,606,405	176,740
	Helmerich & Payne Inc.	1,673,394	163,775
	Murphy Oil Corp.	2,773,129	157,819
	Ensco plc Class A	3,809,882	157,386
*	Whiting Petroleum Corp.	1,938,616	150,340
	HollyFrontier Corp.	3,236,118	141,354
	Tesoro Corp.	2,104,805	128,351
	OGE Energy Corp.	3,256,972	120,866
	Oceaneering International Inc.	1,755,811	114,426
	Core Laboratories NV	731,997	107,128
	Nabors Industries Ltd.	4,613,394	105,001
*	Dresser-Rand Group Inc.	1,249,556	102,788
*,^ Continental Resources Inc.		1,516,922	100,845
	Noble Corp. plc	4,234,688	94,095
	Denbury Resources Inc.	5,705,388	85,752
	Energen Corp.	1,185,787	85,661
	SM Energy Co.	1,094,303	85,356
	Targa Resources Corp.	619,622	84,374
	Superior Energy Services Inc.	2,547,626	83,740
*	Newfield Exploration Co.	2,218,204	82,229
	QEP Resources Inc.	2,635,100	81,108
*	First Solar Inc.	1,223,912	80,546
*	WPX Energy Inc.	3,299,824	79,394
*	Cobalt International Energy Inc.	5,706,798	77,612
*	Gulfport Energy Corp.	1,390,326	74,243

	Patterson-UTI Energy Inc.	2,240,724	72,891
*	Oasis Petroleum Inc.	1,557,666	65,126
*	Athlon Energy Inc.	1,028,191	59,872
*	Kodiak Oil & Gas Corp.	4,333,826	58,810
*	Diamondback Energy Inc.	786,004	58,777
	SemGroup Corp. Class A	690,134	57,467
*	Dril-Quip Inc.	633,149	56,604
*,^ Ultra Petroleum Corp.		2,356,919	54,822
*	Oil States International Inc.	866,399	53,630
*	NOW Inc.	1,747,178	53,132
	Western Refining Inc.	1,226,274	51,491
	Rowan Cos. plc Class A	2,014,206	50,980
*	Unit Corp.	811,482	47,593
*	Antero Resources Corp.	852,453	46,791
	Exterran Holdings Inc.	1,019,153	45,159
*	Rosetta Resources Inc.	995,266	44,349
*	Atwood Oceanics Inc.	996,909	43,555
^	Diamond Offshore Drilling Inc.	1,120,341	38,394
	Bristow Group Inc.	550,299	36,980
*	MRC Global Inc.	1,580,449	36,856
*	Carrizo Oil & Gas Inc.	664,774	35,778
	PBF Energy Inc. Class A	1,424,728	34,193
*	Helix Energy Solutions Group Inc.	1,548,260	34,155
*,^ SandRidge Energy Inc.		7,611,966	32,655
	Tidewater Inc.	811,011	31,654
*	Laredo Petroleum Inc.	1,376,814	30,854
*	Forum Energy Technologies Inc.	993,979	30,426
*	Chart Industries Inc.	494,766	30,245
*	Rice Energy Inc.	1,107,313	29,455
*	PDC Energy Inc.	581,868	29,262
	Delek US Holdings Inc.	874,667	28,969
*,^ SunPower Corp. Class A		851,447	28,847
*	Bonanza Creek Energy Inc.	501,839	28,555
*	Matador Resources Co.	1,061,599	27,442
*	Stone Energy Corp.	854,777	26,806
*	SEACOR Holdings Inc.	320,540	23,976
	RPC Inc.	1,077,613	23,664
*,^ GT Advanced Technologies Inc.		2,125,424	23,018
*	Sanchez Energy Corp.	845,922	22,214
*,^ McDermott International Inc.		3,875,676	22,169
*	C&J Energy Services Inc.	716,854	21,900
*	Flotek Industries Inc.	834,602	21,758
*	Memorial Resource Development Corp.	781,838	21,196
	Pattern Energy Group Inc. Class A	655,289	20,262
	Civeo Corp.	1,737,385	20,171
^	CARBO Ceramics Inc.	319,855	18,945
*	Seventy Seven Energy Inc.	785,802	18,655
*	Parsley Energy Inc. Class A	865,225	18,455
	Green Plains Inc.	487,975	18,245
*	Hornbeck Offshore Services Inc.	529,559	17,332
*	Magnum Hunter Resources Corp.	3,050,889	16,993
*	Bill Barrett Corp.	760,347	16,758
*	Pioneer Energy Services Corp.	1,172,685	16,441
*	Basic Energy Services Inc.	755,141	16,379
*	Newpark Resources Inc.	1,309,821	16,294
	Energy XXI Bermuda Ltd.	1,430,533	16,237
*	TETRA Technologies Inc.	1,438,377	15,563

*	Penn Virginia Corp.	1,210,226	15,382
*,^ Halcon Resources Corp.		3,740,022	14,811
*	RSP Permian Inc.	557,411	14,247
*	Triangle Petroleum Corp.	1,255,799	13,826
*	Northern Oil and Gas Inc.	941,396	13,387
	Comstock Resources Inc.	696,120	12,962
^	CVR Energy Inc.	288,086	12,886
	Gulfmark Offshore Inc.	390,486	12,242
*,^ Plug Power Inc.		2,456,600	11,276
*,^ EP Energy Corp. Class A		609,888	10,661
	Tesco Corp.	534,488	10,610
^	EXCO Resources Inc.	3,147,585	10,513
*	Key Energy Services Inc.	2,122,486	10,273
*	Rex Energy Corp.	795,034	10,073
*	Matrix Service Co.	407,030	9,818
*	Clayton Williams Energy Inc.	98,854	9,534
*	Parker Drilling Co.	1,882,966	9,302
*,^ Goodrich Petroleum Corp.		580,984	8,610
*	Abraxas Petroleum Corp.	1,613,905	8,521
*,^ Paragon Offshore plc		1,379,791	8,486
*	Eclipse Resources Corp.	507,413	8,433
*	Contango Oil & Gas Co.	250,631	8,331
*,^ Solazyme Inc.		1,111,745	8,294
*,^ Approach Resources Inc.		569,999	8,265
*	ION Geophysical Corp.	2,925,104	8,161
*	REX American Resources Corp.	110,684	8,067
*	PHI Inc.	188,437	7,754
*,^ FuelCell Energy Inc.		3,572,110	7,466
*	VAALCO Energy Inc.	873,659	7,426
*	Callon Petroleum Co.	826,188	7,279
*	Geospace Technologies Corp.	201,956	7,099
*	Resolute Energy Corp.	1,131,054	7,092
	Panhandle Oil and Gas Inc. Class A	114,123	6,813
*	Gastar Exploration Inc.	1,158,094	6,798
*,^ Swift Energy Co.		666,802	6,401
*	Warren Resources Inc.	1,179,772	6,253
	W&T Offshore Inc.	554,099	6,095
*	Pacific Ethanol Inc.	407,234	5,685
	Alon USA Energy Inc.	390,134	5,602
*,^ Hercules Offshore Inc.		2,461,359	5,415
*	Willbros Group Inc.	649,255	5,408
*,^ Emerald Oil Inc.		856,606	5,268
*	PetroQuest Energy Inc.	920,990	5,176
*	Renewable Energy Group Inc.	508,260	5,159
*,^ CAMAC Energy Inc.		8,316,166	5,148
*	Enphase Energy Inc.	339,248	5,085
*	Natural Gas Services Group Inc.	200,919	4,836
*	Ring Energy Inc.	327,367	4,825
*	Par Petroleum Corp.	285,137	4,805
	Gulf Island Fabrication Inc.	277,558	4,774
*	Vantage Drilling Co.	3,119,017	3,961
*,^ Glori Energy Inc.		471,803	3,727
	Bolt Technology Corp.	164,507	3,609
*	Jones Energy Inc.	189,861	3,566
*	Trecora Resources	265,619	3,288
*	BPZ Resources Inc.	1,602,208	3,060
*,^ Midstates Petroleum Co. Inc.		566,999	2,863

*	Harvest Natural Resources Inc.	679,473	2,494
*	FX Energy Inc.	811,808	2,468
	Evolution Petroleum Corp.	258,579	2,374
*	Ignyta Inc.	290,253	2,339
*	Forest Oil Corp.	1,983,392	2,321
	Dawson Geophysical Co.	126,967	2,308
*,^ Miller Energy Resources Inc.		518,686	2,282
*	American Eagle Energy Corp.	556,864	2,266
*	Mitcham Industries Inc.	188,136	2,079
*	Independence Contract Drilling Inc.	173,370	2,037
*	Isramco Inc.	14,962	1,828
*,^ Amyris Inc.		471,488	1,787
*,^ Cal Dive International Inc.		1,676,033	1,626
	Adams Resources & Energy Inc.	32,683	1,448
*	Magellan Petroleum Corp.	666,340	1,419
*	US Energy Corp. Wyoming	406,463	1,297
*,^ Quicksilver Resources Inc.		2,027,666	1,222
*	Enservco Corp.	318,032	1,158
*,^ Real Goods Solar Inc. Class A		597,639	1,028
*	Forbes Energy Services Ltd.	233,570	941
*	TGC Industries Inc.	226,886	874
*	Dakota Plains Holdings Inc.	320,235	769
*	Aemetis Inc.	88,136	765
*,^ Hyperdynamics Corp.		374,527	674
*,^ Zion Oil & Gas Inc.		366,442	630
*	PEDEVCO Corp.	380,260	624
*,^ Royale Energy Inc.		207,408	602
*	Ideal Power Inc.	77,301	581
*	Earthstone Energy Inc.	19,639	554
*	SAExploration Holdings Inc.	64,385	535
*,^ Torchlight Energy Resources Inc.		139,668	501
*,^ GreenHunter Resources Inc.		290,400	447
*	Escalera Resources Co.	215,701	410
*,^ BioFuel Energy Corp.		63,470	405
*	Saratoga Resources Inc.	305,465	360
*,^ Ocean Power Technologies Inc.		302,039	356
*,^ MagneGas Corp.		302,222	348
*	PrimeEnergy Corp.	4,540	315
*	STR Holdings Inc.	205,582	298
*,^ Gevo Inc.		762,290	261
*	Ascent Solar Technologies Inc.	115,681	256
*	PostRock Energy Corp.	196,588	228
*,^ Endeavour International Corp.		739,615	221
	ZaZa Energy Corp.	53,685	195
*	BioFuel Energy Corporation Rights Exp. 10/17/2014	63,470	183
*	Lilis Energy Inc.	56,707	128
*	Houston American Energy Corp.	411,523	126
*	FieldPoint Petroleum Corp.	26,809	108
*	Tengasco Inc.	171,140	80
*	Lucas Energy Inc.	143,718	68
*	PHI Inc.	1,600	67
*	Mexco Energy Corp.	6,850	47
*	Yuma Energy Inc.	5,600	24
*	Superior Drilling Products Inc.	3,000	19
			31,475,176
Other (0.0%)
*	Southern Community Financial Corp.	197,337	44

*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*	Leap Wireless International Inc. CVR	872,848	2,200
*	NuPathe Inc. CVR	158,681	95
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	1,157,305	127
*	Furiex Pharmaceuticals Inc. CVR	119,591	1,168
*,^ Cubist Pharmaceuticals, Inc. CVR		511,822	67
			4,082
Technology (15.9%)
	Apple Inc.	98,049,200	9,878,457
	Microsoft Corp.	121,413,065	5,628,710
	International Business Machines Corp.	16,330,023	3,099,928
	Intel Corp.	81,218,503	2,828,028
*	Google Inc. Class C	4,734,402	2,733,454
*	Google Inc. Class A	4,604,238	2,709,180
*	Facebook Inc. Class A	32,970,092	2,605,956
	Cisco Systems Inc.	83,822,890	2,109,822
	Oracle Corp.	54,688,267	2,093,467
	QUALCOMM Inc.	27,428,775	2,050,850
	Hewlett-Packard Co.	30,627,592	1,086,361
	EMC Corp.	33,222,803	972,099
	Texas Instruments Inc.	17,622,931	840,438
*	Yahoo! Inc.	14,766,607	601,739
*	Micron Technology Inc.	17,525,597	600,427
*	salesforce.com inc	9,608,471	552,775
*	Adobe Systems Inc.	7,718,223	534,024
*	Cognizant Technology Solutions Corp. Class A	9,938,534	444,948
	Applied Materials Inc.	19,908,042	430,213
	Corning Inc.	21,250,382	410,982
*	Twitter Inc.	7,545,549	389,199
	Intuit Inc.	4,397,666	385,455
	SanDisk Corp.	3,668,530	359,333
	Avago Technologies Ltd. Class A	4,114,282	357,943
	Broadcom Corp. Class A	8,844,793	357,507
	Western Digital Corp.	3,643,214	354,558
*	Cerner Corp.	5,039,708	300,215
	Seagate Technology plc	5,066,184	290,140
	Symantec Corp.	11,285,422	265,320
	Analog Devices Inc.	5,130,586	253,913
	Motorola Solutions Inc.	3,697,307	233,966
	NetApp Inc.	5,346,498	229,686
	KLA-Tencor Corp.	2,701,843	212,851
*	Autodesk Inc.	3,711,727	204,516
	Lam Research Corp.	2,648,694	197,857
*	Citrix Systems Inc.	2,674,305	190,785
	Xilinx Inc.	4,381,872	185,572
	Altera Corp.	5,097,096	182,374
	Skyworks Solutions Inc.	3,096,598	179,758
*	Equinix Inc.	837,014	177,849
*	Red Hat Inc.	3,088,422	173,415
	Linear Technology Corp.	3,875,865	172,050
*	Akamai Technologies Inc.	2,743,794	164,079
	NVIDIA Corp.	8,638,656	159,383
	Juniper Networks Inc.	7,124,997	157,819
	Microchip Technology Inc.	3,105,199	146,659
*	F5 Networks Inc.	1,231,305	146,205
	Computer Sciences Corp.	2,361,800	144,424

*	Catamaran Corp.	3,377,621	142,367
	CA Inc.	5,052,354	141,163
	Maxim Integrated Products Inc.	4,625,458	139,874
*	VMware Inc. Class A	1,383,277	129,807
*	Workday Inc. Class A	1,541,111	127,142
*	ServiceNow Inc.	2,012,675	118,305
*	VeriSign Inc.	2,138,397	117,868
	Harris Corp.	1,736,870	115,328
*	ANSYS Inc.	1,513,013	114,490
*	Teradata Corp.	2,568,479	107,671
*	Gartner Inc.	1,397,415	102,668
*	Synopsys Inc.	2,521,348	100,085
	Garmin Ltd.	1,902,944	98,934
*	Palo Alto Networks Inc.	1,003,413	98,435
*	Concur Technologies Inc.	742,920	94,217
*	NCR Corp.	2,730,987	91,242
*	Splunk Inc.	1,642,519	90,930
	Marvell Technology Group Ltd.	6,631,253	89,389
	IAC/InterActiveCorp	1,251,348	82,464
	Pitney Bowes Inc.	3,299,025	82,443
*	Cree Inc.	1,988,039	81,410
*	athenahealth Inc.	616,369	81,170
*	Cadence Design Systems Inc.	4,702,973	80,938
*	SunEdison Inc.	4,189,743	79,102
*,^ 3D Systems Corp.		1,704,669	79,045
	Brocade Communications Systems Inc.	6,955,978	75,611
*	PTC Inc.	1,929,316	71,192
*	Ingram Micro Inc.	2,537,361	65,489
*	ON Semiconductor Corp.	7,173,308	64,129
	Teradyne Inc.	3,302,754	64,040
*	Nuance Communications Inc.	4,144,778	63,892
	Solera Holdings Inc.	1,121,146	63,188
*	VeriFone Systems Inc.	1,812,115	62,301
*	Ultimate Software Group Inc.	437,201	61,868
*	Informatica Corp.	1,783,308	61,060
*	Rackspace Hosting Inc.	1,856,115	60,417
*	ARRIS Group Inc.	2,114,960	59,970
*	TIBCO Software Inc.	2,407,569	56,891
*	Aspen Technology Inc.	1,500,289	56,591
*	AOL Inc.	1,235,938	55,555
*	TriQuint Semiconductor Inc.	2,845,212	54,258
*	RF Micro Devices Inc.	4,670,528	53,898
*	Fortinet Inc.	2,117,354	53,495
*	Verint Systems Inc.	957,433	53,243
*	Atmel Corp.	6,500,765	52,526
*	SS&C Technologies Holdings Inc.	1,151,775	50,551
*	Tableau Software Inc. Class A	683,754	49,675
*	NetSuite Inc.	550,144	49,260
	DST Systems Inc.	583,494	48,967
*	JDS Uniphase Corp.	3,811,795	48,791
	CDW Corp.	1,552,619	48,209
*	Guidewire Software Inc.	1,054,150	46,741
*	Riverbed Technology Inc.	2,483,609	46,059
*	International Rectifier Corp.	1,160,298	45,530
*	Tyler Technologies Inc.	510,500	45,128
*,^ FireEye Inc.		1,463,109	44,713
*	Synaptics Inc.	598,126	43,783

*	SolarWinds Inc.	1,039,690	43,719
	Lexmark International Inc. Class A	1,013,144	43,059
*	Cavium Inc.	861,926	42,864
	Leidos Holdings Inc.	1,220,857	41,912
*	Manhattan Associates Inc.	1,237,173	41,346
*	Qlik Technologies Inc.	1,476,087	39,913
*	Microsemi Corp.	1,548,472	39,347
*	Integrated Device Technology Inc.	2,407,111	38,393
*	IMS Health Holdings Inc.	1,433,655	37,547
*	ViaSat Inc.	678,580	37,403
*	Allscripts Healthcare Solutions Inc.	2,772,437	37,192
*	Medidata Solutions Inc.	835,863	37,020
*	Tech Data Corp.	623,959	36,726
*	CommVault Systems Inc.	727,377	36,660
*	Aruba Networks Inc.	1,677,806	36,207
	j2 Global Inc.	732,399	36,151
	Compuware Corp.	3,399,509	36,069
*	Dealertrack Technologies Inc.	828,670	35,973
*	EchoStar Corp. Class A	715,104	34,868
*	ACI Worldwide Inc.	1,848,769	34,683
	Mentor Graphics Corp.	1,665,138	34,127
*,^ Advanced Micro Devices Inc.		9,956,637	33,952
*	Freescale Semiconductor Ltd.	1,718,385	33,560
*	Electronics For Imaging Inc.	757,207	33,446
	Diebold Inc.	945,323	33,389
	Plantronics Inc.	695,306	33,222
*	CommScope Holding Co. Inc.	1,365,802	32,656
*	Fairchild Semiconductor International Inc. Class A	2,024,714	31,444
	Fair Isaac Corp.	556,608	30,669
*	Rovi Corp.	1,548,669	30,578
	Science Applications International Corp.	680,260	30,088
*	Semtech Corp.	1,099,290	29,846
	Intersil Corp. Class A	2,091,017	29,713
	Blackbaud Inc.	753,251	29,595
	MKS Instruments Inc.	878,103	29,311
*	SYNNEX Corp.	446,205	28,838
*	Cornerstone OnDemand Inc.	831,967	28,628
*	Polycom Inc.	2,249,273	27,632
*	CACI International Inc. Class A	380,382	27,110
*	Ciena Corp.	1,619,912	27,085
*	Sapient Corp.	1,913,093	26,783
*	Finisar Corp.	1,600,850	26,622
	Monolithic Power Systems Inc.	598,054	26,344
	InterDigital Inc.	657,190	26,169
*	Entegris Inc.	2,267,265	26,074
*	NetScout Systems Inc.	568,139	26,021
*	Silicon Laboratories Inc.	639,703	25,998
*	EPAM Systems Inc.	578,613	25,337
	Power Integrations Inc.	469,882	25,331
*	Demandware Inc.	494,006	25,155
*	OmniVision Technologies Inc.	931,434	24,646
*	Synchronoss Technologies Inc.	533,566	24,427
	Cogent Communications Holdings Inc.	680,106	22,858
*	Envestnet Inc.	503,876	22,674
*,^ InvenSense Inc.		1,148,838	22,667
	Cypress Semiconductor Corp.	2,290,979	22,623
	Advent Software Inc.	711,551	22,457

*	Spansion Inc. Class A	983,038	22,403
*	Rambus Inc.	1,768,315	22,069
*	PMC-Sierra Inc.	2,897,118	21,612
*	Syntel Inc.	245,736	21,610
*	Cirrus Logic Inc.	1,014,117	21,144
	Tessera Technologies Inc.	783,586	20,828
*	Progress Software Corp.	849,266	20,306
*	Infinera Corp.	1,892,878	20,197
*	Shutterstock Inc.	280,305	20,008
*	Unisys Corp.	837,931	19,616
*	MedAssets Inc.	933,334	19,339
*	iGATE Corp.	526,231	19,323
*	MicroStrategy Inc. Class A	147,530	19,303
*	Proofpoint Inc.	513,899	19,086
*	NETGEAR Inc.	602,944	18,842
	ADTRAN Inc.	872,130	17,905
*	Kulicke & Soffa Industries Inc.	1,253,066	17,831
*	Veeva Systems Inc. Class A	630,156	17,751
	Monotype Imaging Holdings Inc.	623,041	17,645
*,^ FleetMatics Group plc		574,865	17,533
*	Bottomline Technologies de Inc.	634,500	17,506
*	Premier Inc. Class A	526,652	17,306
*	LogMeIn Inc.	371,213	17,102
*,^ Ubiquiti Networks Inc.		453,420	17,017
*	Ruckus Wireless Inc.	1,244,493	16,626
*	Cray Inc.	631,470	16,570
	NIC Inc.	949,754	16,355
*	ScanSource Inc.	466,726	16,144
*	Dycom Industries Inc.	523,985	16,092
*	Super Micro Computer Inc.	546,076	16,066
*	Web.com Group Inc.	790,241	15,773
*	Marketo Inc.	486,325	15,708
*	Cabot Microelectronics Corp.	375,533	15,566
*	Insight Enterprises Inc.	680,650	15,403
*	Virtusa Corp.	427,551	15,204
*	Amkor Technology Inc.	1,736,078	14,600
	West Corp.	492,340	14,504
*	Loral Space & Communications Inc.	200,279	14,382
*	Lattice Semiconductor Corp.	1,902,015	14,265
*	Ellie Mae Inc.	434,671	14,170
*	Diodes Inc.	581,483	13,909
*,^ Gogo Inc.		822,860	13,873
*	SPS Commerce Inc.	260,888	13,866
	CSG Systems International Inc.	525,828	13,819
*	QLogic Corp.	1,428,973	13,089
*	RealPage Inc.	826,996	12,818
*	Sonus Networks Inc.	3,711,713	12,694
*	Advanced Energy Industries Inc.	630,501	11,847
*	Infoblox Inc.	786,713	11,604
*	Interactive Intelligence Group Inc.	270,935	11,325
*	RigNet Inc.	274,495	11,103
	Brooks Automation Inc.	1,052,086	11,057
	Pegasystems Inc.	573,778	10,965
*	Nimble Storage Inc.	408,449	10,607
	Quality Systems Inc.	738,256	10,166
*	Harmonic Inc.	1,599,675	10,142
*	PROS Holdings Inc.	400,595	10,095

	Computer Programs & Systems Inc.	173,246	9,960
*	LivePerson Inc.	785,956	9,895
*	Ultratech Inc.	432,166	9,832
*	Ixia	1,065,864	9,742
*	BroadSoft Inc.	461,160	9,703
*	Blucora Inc.	631,736	9,628
*	Actua Corp.	598,635	9,590
	Comtech Telecommunications Corp.	255,720	9,500
*	CalAmp Corp.	520,861	9,178
	Micrel Inc.	756,828	9,105
*	RingCentral Inc. Class A	714,277	9,078
*	VASCO Data Security International Inc.	482,416	9,060
*	Applied Micro Circuits Corp.	1,271,709	8,902
*	Premiere Global Services Inc.	716,797	8,580
*	Callidus Software Inc.	711,922	8,557
*	Qualys Inc.	320,282	8,519
*,^ Endurance International Group Holdings Inc.		523,260	8,513
*	Photronics Inc.	1,056,613	8,506
	Epiq Systems Inc.	476,113	8,361
*	Tangoe Inc.	596,548	8,083
*	Xcerra Corp.	820,890	8,037
*	Perficient Inc.	526,011	7,885
*	Comverse Inc.	352,586	7,873
*	Mitel Networks Corp.	858,590	7,856
*,^ Textura Corp.		285,618	7,540
	Forrester Research Inc.	203,731	7,510
^	Ebix Inc.	528,548	7,495
*	Digital River Inc.	496,473	7,209
*,^ Cvent Inc.		283,676	7,197
*	Exar Corp.	787,835	7,051
	Integrated Silicon Solution Inc.	495,115	6,803
*	ShoreTel Inc.	1,012,007	6,730
*	Extreme Networks Inc.	1,396,070	6,687
*	Intralinks Holdings Inc.	819,847	6,641
*	FormFactor Inc.	920,082	6,597
*	Silicon Image Inc.	1,287,039	6,487
*	SciQuest Inc.	421,102	6,333
*	Emulex Corp.	1,276,706	6,307
	Inteliquent Inc.	501,058	6,238
	PC Connection Inc.	284,130	6,100
*	Calix Inc.	630,506	6,034
*	Nanometrics Inc.	389,967	5,889
*	Mercury Systems Inc.	524,665	5,777
*	Internap Network Services Corp.	833,687	5,752
*,^ Violin Memory Inc.		1,147,868	5,590
*	Inphi Corp.	380,550	5,472
*	ChannelAdvisor Corp.	333,131	5,463
*	ePlus Inc.	95,051	5,328
*	Silicon Graphics International Corp.	559,870	5,168
*,^ KEYW Holding Corp.		460,209	5,095
*	PDF Solutions Inc.	401,598	5,064
*	Zendesk Inc.	232,279	5,015
*	Peregrine Semiconductor Corp.	399,630	4,943
	Oplink Communications Inc.	290,794	4,891
*	CEVA Inc.	358,151	4,814
*	Rudolph Technologies Inc.	519,273	4,699
	Cohu Inc.	375,856	4,499

	IXYS Corp.	411,662	4,322
*,^ Benefitfocus Inc.		156,063	4,204
*	Quantum Corp.	3,586,234	4,160
*,^ Rocket Fuel Inc.		257,929	4,075
*,^ VirnetX Holding Corp.		665,720	3,994
*	Entropic Communications Inc.	1,490,404	3,964
*	Ciber Inc.	1,138,523	3,905
*	Dot Hill Systems Corp.	991,166	3,747
*	Immersion Corp.	435,494	3,737
*	Jive Software Inc.	626,929	3,655
*	Ultra Clean Holdings Inc.	405,809	3,632
*	Vitesse Semiconductor Corp.	1,006,194	3,622
*	Axcelis Technologies Inc.	1,805,028	3,592
*	Gigamon Inc.	340,755	3,568
*	Seachange International Inc.	511,158	3,558
*	Silver Spring Networks Inc.	366,264	3,534
*,^ Varonis Systems Inc.		165,737	3,497
*	Datalink Corp.	328,080	3,487
*	Agilysys Inc.	292,386	3,430
*	E2open Inc.	366,138	3,409
*	Procera Networks Inc.	339,428	3,252
*	Applied Optoelectronics Inc.	201,306	3,241
*,^ OPOWER Inc.		170,332	3,212
*,^ Barracuda Networks Inc.		124,790	3,201
*	MaxLinear Inc.	464,500	3,196
*	Zix Corp.	917,018	3,136
*	Boingo Wireless Inc.	439,798	3,136
	American Software Inc. Class A	349,984	3,087
*	Kopin Corp.	901,309	3,064
*	VOXX International Corp. Class A	322,712	3,001
*	Pendrell Corp.	2,228,562	2,986
*	Pericom Semiconductor Corp.	303,719	2,958
*	Unwired Planet Inc.	1,582,591	2,944
*	Rally Software Development Corp.	241,741	2,903
*	Alpha & Omega Semiconductor Ltd.	307,662	2,892
*	Q2 Holdings Inc.	205,155	2,872
*	Intra-Cellular Therapies Inc.	208,838	2,863
*	DSP Group Inc.	322,199	2,858
*	Digi International Inc.	380,442	2,853
*	Mattson Technology Inc.	1,145,288	2,829
*	Vocera Communications Inc.	348,285	2,811
	Alliance Fiber Optic Products Inc.	222,311	2,763
*	Actuate Corp.	707,214	2,758
*	KVH Industries Inc.	238,592	2,701
*,^ Castlight Health Inc. Class B		208,177	2,694
	United Online Inc.	245,376	2,687
*	Marin Software Inc.	309,643	2,663
*,^ QuickLogic Corp.		882,462	2,639
*	Brightcove Inc.	469,919	2,622
*	Mavenir Systems Inc.	208,069	2,613
*	Telenav Inc.	382,261	2,561
*	2U Inc.	163,891	2,555
*,^ Emcore Corp.		442,446	2,518
*	Carbonite Inc.	243,409	2,493
	Computer Task Group Inc.	223,712	2,483
	Tessco Technologies Inc.	85,591	2,481
*	Amber Road Inc.	141,072	2,446

*	Systemax Inc.	193,430	2,412
*	Rosetta Stone Inc.	299,205	2,409
	Digimarc Corp.	111,894	2,317
*	Model N Inc.	233,238	2,300
*	Sigma Designs Inc.	531,927	2,293
	Preformed Line Products Co.	43,037	2,271
	Hackett Group Inc.	371,640	2,215
	PC-Tel Inc.	288,676	2,191
*	TeleCommunication Systems Inc. Class A	784,772	2,190
*	MRV Communications Inc.	171,205	2,173
*	Merge Healthcare Inc.	966,577	2,126
*	Oclaro Inc.	1,477,080	2,112
*	Support.com Inc.	954,299	2,061
*,^ Millennial Media Inc.		1,106,722	2,059
*,^ Clearfield Inc.		161,548	2,057
*	Limelight Networks Inc.	869,610	2,031
*	Qumu Corp.	152,829	1,987
*,^ Pixelworks Inc.		307,470	1,986
*	Icad Inc.	191,707	1,888
*	Identiv Inc.	139,939	1,877
*	TransEnterix Inc.	422,459	1,842
*	A10 Networks Inc.	198,616	1,809
*	Numerex Corp. Class A	169,515	1,777
*	Audience Inc.	237,748	1,759
*	Guidance Software Inc.	258,965	1,743
*	Borderfree Inc.	134,839	1,739
*	Aviat Networks Inc.	953,902	1,717
*	WidePoint Corp.	995,714	1,703
*	Exa Corp.	150,598	1,699
*,^ ParkerVision Inc.		1,487,598	1,696
	Concurrent Computer Corp.	231,686	1,687
*	Cinedigm Corp. Class A	1,079,299	1,673
*	Novatel Wireless Inc.	453,032	1,663
*	Hutchinson Technology Inc.	452,595	1,656
*	Cascade Microtech Inc.	163,308	1,654
*	Imation Corp.	553,106	1,632
*,^ Park City Group Inc.		160,033	1,578
*	MoSys Inc.	651,263	1,576
*	Key Tronic Corp.	142,810	1,510
*,^ GSI Technology Inc.		275,841	1,492
*	Rightside Group Ltd.	151,620	1,478
*	ID Systems Inc.	199,990	1,478
*	Radisys Corp.	537,754	1,436
	Evolving Systems Inc.	155,989	1,429
*	Amtech Systems Inc.	130,156	1,393
*	eGain Corp.	227,199	1,363
	QAD Inc. Class A	72,664	1,353
*	Datawatch Corp.	126,185	1,293
*	Westell Technologies Inc. Class A	696,943	1,282
*,^ Vringo Inc.		1,356,700	1,282
	Transact Technologies Inc.	187,361	1,263
*,^ Mitek Systems Inc.		514,640	1,240
*	iPass Inc.	801,831	1,211
*	LRAD Corp.	443,100	1,201
	Aware Inc.	322,917	1,192
*	Zhone Technologies Inc.	414,475	1,119
*,^ MeetMe Inc.		559,473	1,102

*	Aerohive Networks Inc.	137,063	1,099
*	Edgewater Technology Inc.	156,976	1,078
*,^ Neonode Inc.		501,245	1,078
*	AXT Inc.	429,847	1,049
*	Meru Networks Inc.	265,902	1,013
*	NCI Inc. Class A	102,689	977
*,^ Cyan Inc.		305,977	955
*	NeoPhotonics Corp.	278,090	932
*	Innodata Inc.	304,190	928
*,^ MobileIron Inc.		82,487	919
*,^ CVD Equipment Corp.		70,668	914
*	BSQUARE Corp.	230,553	901
*	ANADIGICS Inc.	1,326,249	893
*	Tremor Video Inc.	379,879	889
*	Five9 Inc.	127,958	837
*	PAR Technology Corp.	170,216	834
	Communications Systems Inc.	74,029	826
*	USA Technologies Inc.	457,637	824
*	Streamline Health Solutions Inc.	176,279	816
*	InterCloud Systems Inc.	168,688	766
*	ClearOne Inc.	82,613	696
*,^ Wave Systems Corp. Class A		641,872	687
*	XRS Corp.	115,477	641
*	Intermolecular Inc.	274,309	636
*	Netlist Inc.	515,378	613
*	ChyronHego Corp.	203,349	606
*,^ Superconductor Technologies Inc.		212,929	598
*	RCM Technologies Inc.	71,660	542
*	FalconStor Software Inc.	454,255	522
*	RELM Wireless Corp.	101,176	522
*	Covisint Corp.	120,499	500
*	Acorn Energy Inc.	308,078	478
*	Imprivata Inc.	30,419	472
*	GigOptix Inc.	383,477	464
*,^ xG Technology Inc.		234,549	460
*,^ Crossroads Systems Inc.		153,994	439
*	Crexendo Inc.	151,996	437
*	GSE Systems Inc.	274,729	429
*	Inuvo Inc.	283,917	426
	Astro-Med Inc.	31,399	414
*	NetSol Technologies Inc.	110,207	408
*	Smith Micro Software Inc.	444,196	396
*	Ikanos Communications Inc.	1,072,149	378
*	ARI Network Services Inc.	113,614	364
*	Synacor Inc.	184,607	353
*	Arista Networks Inc.	3,985	352
*	BroadVision Inc.	38,059	337
	GlobalSCAPE Inc.	138,797	334
*	Authentidate Holding Corp.	489,909	333
*	Selectica Inc.	49,569	297
*	Xplore Technologies Corp.	55,850	287
*	Sysorex Global Holdings Corp.	66,339	271
*	ARC Group Worldwide Inc.	16,983	265
	QAD Inc. Class B	16,580	261
*	Data I/O Corp.	76,343	251
*	Lantronix Inc.	138,633	247
*	SunEdison Semiconductor Ltd.	11,714	227

*	inTEST Corp.	47,509	226
*	Aehr Test Systems	89,112	225
	SMTP Inc.	29,445	188
*	Intellicheck Mobilisa Inc.	46,745	184
	Simulations Plus Inc.	25,760	179
*	Sonic Foundry Inc.	17,228	163
*	Overland Storage Inc.	49,950	162
	Mastech Holdings Inc.	15,394	157
*	Infosonics Corp.	71,231	141
*	Interphase Corp.	45,095	139
	Optical Cable Corp.	26,826	122
*	Cover-All Technologies Inc.	90,520	112
*	Cobra Electronics Corp.	25,203	108
*	Bridgeline Digital Inc.	145,903	98
*	Trio Tech International	20,120	82
	CSP Inc.	8,202	65
*	ADDvantage Technologies Group Inc.	27,419	64
*	Daegis Inc.	62,544	51
*	Qualstar Corp.	34,975	42
*	Glowpoint Inc.	11,965	16
			56,594,108
Telecommunications (2.2%)
	Verizon Communications Inc.	67,821,358	3,390,390
	AT&T Inc.	84,833,188	2,989,521
	CenturyLink Inc.	9,347,101	382,203
*	SBA Communications Corp. Class A	2,102,885	233,210
*	Level 3 Communications Inc.	2,907,922	132,979
*	T-Mobile US Inc.	4,597,674	132,735
	Frontier Communications Corp.	16,333,880	106,334
	Windstream Holdings Inc.	9,813,520	105,790
*	tw telecom Inc. Class A	2,250,051	93,625
*	Sprint Corp.	12,861,618	81,543
	Telephone & Data Systems Inc.	1,487,424	35,639
*,^ Globalstar Inc.		6,499,352	23,788
	Consolidated Communications Holdings Inc.	606,126	15,183
*	Cincinnati Bell Inc.	3,405,577	11,477
*	Iridium Communications Inc.	1,187,560	10,510
*	Vonage Holdings Corp.	2,915,080	9,561
*	8x8 Inc.	1,383,830	9,244
	Shenandoah Telecommunications Co.	372,012	9,230
*	Intelsat SA	508,884	8,722
	Atlantic Tele-Network Inc.	158,746	8,556
*	inContact Inc.	944,658	8,214
*	United States Cellular Corp.	218,691	7,759
*,^ FairPoint Communications Inc.		390,136	5,918
	EarthLink Holdings Corp.	1,655,924	5,663
	Enventis Corp.	285,822	5,196
	Lumos Networks Corp.	311,618	5,064
	IDT Corp. Class B	297,710	4,781
	Spok Holdings Inc.	336,090	4,372
*	General Communication Inc. Class A	389,967	4,254
*	ORBCOMM Inc.	715,962	4,117
*	GTT Communications Inc.	282,248	3,362
	NTELOS Holdings Corp.	281,446	2,995
*	Hawaiian Telcom Holdco Inc.	105,906	2,721
*	Straight Path Communications Inc. Class B	170,511	2,685
*,^ Towerstream Corp.		1,007,316	1,491

*	Alaska Communications Systems Group Inc.	773,451	1,214
*,^ Elephant Talk Communications Corp.		1,031,093	1,062
*	Alteva	91,123	643
*	Otelco Inc. Class A	2,454	13
			7,861,764
Utilities (3.1%)
	Duke Energy Corp.	11,552,029	863,745
	NextEra Energy Inc.	7,129,672	669,334
	Dominion Resources Inc.	9,515,359	657,416
	Southern Co.	14,611,032	637,772
	Exelon Corp.	14,045,162	478,800
	Spectra Energy Corp.	10,928,480	429,052
	American Electric Power Co. Inc.	7,960,543	415,620
	Sempra Energy	3,812,706	401,783
	PPL Corp.	10,817,061	355,232
	PG&E Corp.	7,685,770	346,167
	Public Service Enterprise Group Inc.	8,252,191	307,312
	Edison International	5,309,687	296,918
	Consolidated Edison Inc.	4,780,501	270,863
	Xcel Energy Inc.	8,194,182	249,103
	FirstEnergy Corp.	6,849,314	229,931
	Northeast Utilities	5,140,213	227,711
	Entergy Corp.	2,916,943	225,567
	ONEOK Inc.	3,383,877	221,813
	DTE Energy Co.	2,880,764	219,168
	NiSource Inc.	5,120,709	209,847
	CenterPoint Energy Inc.	6,969,374	170,541
	NRG Energy Inc.	5,476,455	166,922
	Wisconsin Energy Corp.	3,698,647	159,042
	Ameren Corp.	3,948,127	151,332
	AES Corp.	10,569,915	149,881
	American Water Works Co. Inc.	2,948,782	142,220
*	Calpine Corp.	6,544,201	142,009
	CMS Energy Corp.	4,304,264	127,664
	Pepco Holdings Inc.	4,120,403	110,262
	SCANA Corp.	2,070,286	102,707
	Alliant Energy Corp.	1,811,822	100,393
	AGL Resources Inc.	1,941,684	99,686
	Pinnacle West Capital Corp.	1,784,893	97,527
	UGI Corp.	2,792,848	95,208
	ITC Holdings Corp.	2,574,277	91,721
	National Fuel Gas Co.	1,299,723	90,968
	Integrys Energy Group Inc.	1,306,027	84,657
	Atmos Energy Corp.	1,638,167	78,141
	Westar Energy Inc. Class A	2,068,217	70,568
	Aqua America Inc.	2,920,006	68,708
	TECO Energy Inc.	3,887,180	67,559
	Questar Corp.	2,814,849	62,743
	Great Plains Energy Inc.	2,507,414	60,604
	Vectren Corp.	1,443,103	57,580
	Cleco Corp.	1,007,209	48,497
^	Hawaiian Electric Industries Inc.	1,733,159	46,015
	IDACORP Inc.	840,179	45,042
*	Dynegy Inc. Class A	1,554,055	44,850
	Black Hills Corp.	894,772	42,842
	Piedmont Natural Gas Co. Inc.	1,275,482	42,767
	Portland General Electric Co.	1,267,541	40,713

WGL Holdings Inc.	881,169	37,115
Southwest Gas Corp.	758,673	36,856
New Jersey Resources Corp.	685,022	34,600
UIL Holdings Corp.	976,815	34,579
NorthWestern Corp.	732,017	33,204
PNM Resources Inc.	1,297,760	32,327
ALLETE Inc.	727,971	32,315
Avista Corp.	1,023,934	31,261
Laclede Group Inc.	645,387	29,946
ONE Gas Inc.	846,372	28,988
South Jersey Industries Inc.	535,978	28,600
El Paso Electric Co.	753,024	27,523
MGE Energy Inc.	587,227	21,880
Empire District Electric Co.	872,484	21,070
Northwest Natural Gas Co.	474,523	20,049
American States Water Co.	651,604	19,822
California Water Service Group	772,820	17,342
*	TerraForm Power Inc. Class A	378,800	10,932
Unitil Corp.	314,513	9,778
Chesapeake Utilities Corp.	234,448	9,767
Ormat Technologies Inc.	302,233	7,940
SJW Corp.	275,468	7,402
Connecticut Water Service Inc.	168,549	5,478
Atlantic Power Corp.	2,270,121	5,403
Middlesex Water Co.	236,947	4,644
York Water Co.	179,777	3,596
Delta Natural Gas Co. Inc.	180,368	3,566
Gas Natural Inc.	214,297	2,531
*	Spark Energy Inc. Class A	135,934	2,361
*	Genie Energy Ltd. Class B	321,778	2,262
*,^ Cadiz Inc.	210,796	2,190
Artesian Resources Corp. Class A	102,984	2,074
*	Pure Cycle Corp.	217,440	1,407
*	US Geothermal Inc.	1,349,616	756
11,142,087
Total Common Stocks (Cost $238,336,852)	353,614,290
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.109%	2,788,840,497	2,788,840

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0. 078%	10/1/14	3,000	3,000
[4,5] Federal Home Loan Bank Discount Notes	0.072%	11/21/14	25,000	24,997
[4,5] Federal Home Loan Bank Discount Notes	0.074%	12/5/14	10,000	9,999
[4,5] Federal Home Loan Bank Discount Notes	0.070%	12/10/14	10,000	9,998
[4,6] Federal Home Loan Bank Discount Notes	0.050%	12/26/14	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.100%	2/4/15	23,500	23,492
[6,7] Freddie Mac Discount Notes	0.077%	10/20/14	1,500	1,500

[5,7] Freddie Mac Discount Notes	0.070%	11/3/14	15,000	14,999
				88,985
Total Temporary Cash Investments (Cost $2,877,826)				2,877,825
Total Investments (100.3%) (Cost $241,214,678)				356,492,115
Other Assets and Liabilities-Net (-0.3%)[2]				(1,134,184)
Net Assets (100%)				355,357,931

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $837,958,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Includes $921,033,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $83,385,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $1,072,000 have been segregated as collateral for open over-the-counter swap contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

Total Stock Market Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	353,610,130	71	4,089
Temporary Cash Investments	2,788,840	88,985	—
Futures Contracts— Liabilities[1]	(5,079)	—	—
Swap Contracts—Liabilities	—	(1,507)	—
Total	356,393,891	87,549	4,089
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
S&P 500 Index	December 2014	2,984	1,466,263	(9,788)
E-mini Russell 2000 Index	December 2014	957	104,945	(5,870)
E-mini S&P 500 Index	December 2014	985	96,801	(858)
E-mini S&P MidCap 400 Index	December 2014	240	32,769	(1,382)
				(17,898)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives

Total Stock Market Index Fund

the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At September 30, 2014, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp	12/18/14	GSI	38,162	(.554%)	(1,507)
1 GSI—Goldman Sachs International.

E. At September 30, 2014, the cost of investment securities for tax purposes was $241,224,593,000. Net unrealized appreciation of investment securities for tax purposes was $115,267,522,000, consisting of unrealized gains of $122,395,507,000 on securities that had risen in value since their purchase and $7,127,985,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (15.6%)
* Tesla Motors Inc.	874,240	212,161
Las Vegas Sands Corp.	3,373,976	209,895
* Liberty Global plc	4,865,043	199,540
* DISH Network Corp. Class A	1,929,969	124,637
* Charter Communications Inc. Class A	732,304	110,849
* TRW Automotive Holdings Corp.	1,013,104	102,577
Royal Caribbean Cruises Ltd.	1,519,662	102,258
Hanesbrands Inc.	907,412	97,492
Advance Auto Parts Inc.	664,633	86,602
* Liberty Media Corp.	1,811,770	85,135
* Sirius XM Holdings Inc.	24,278,535	84,732
Signet Jewelers Ltd.	730,609	83,224
Polaris Industries Inc.	552,648	82,781
* Liberty Global plc Class A	1,900,172	80,833
Autoliv Inc.	852,239	78,338
* MGM Resorts International	3,262,908	74,329
* LKQ Corp.	2,749,257	73,103
Foot Locker Inc.	1,308,935	72,842
* Ulta Salon Cosmetics & Fragrance Inc.	585,804	69,224
* Hilton Worldwide Holdings Inc.	2,779,920	68,469
* Jarden Corp.	1,085,839	65,270
Lear Corp.	736,114	63,608
Williams-Sonoma Inc.	797,138	53,065
* Toll Brothers Inc.	1,474,553	45,947
Dunkin' Brands Group Inc.	954,889	42,798
* Liberty Media Corp. Class A	903,787	42,641
* NVR Inc.	36,429	41,165
Service Corp. International	1,923,196	40,656
* lululemon athletica Inc.	952,201	40,002
Dick's Sporting Goods Inc.	905,366	39,727
* Visteon Corp.	402,124	39,107
Domino's Pizza Inc.	501,935	38,629
* Panera Bread Co. Class A	234,154	38,102
International Game Technology	2,251,302	37,979
Carter's Inc.	483,954	37,516
* Madison Square Garden Co. Class A	546,564	36,139
Lamar Advertising Co. Class A	728,970	35,902
Brunswick Corp.	845,983	35,650
Gentex Corp.	1,331,503	35,644
CBS Outdoor Americas Inc.	1,092,958	32,723
* Hyatt Hotels Corp. Class A	540,429	32,707
Cinemark Holdings Inc.	948,186	32,276
GNC Holdings Inc. Class A	819,525	31,748
Tupperware Brands Corp.	458,897	31,682
* Live Nation Entertainment Inc.	1,314,752	31,580
* AMC Networks Inc. Class A	538,271	31,446
* Sally Beauty Holdings Inc.	1,144,584	31,327
* Tempur Sealy International Inc.	554,650	31,155
* Deckers Outdoor Corp.	315,318	30,643

*	Kate Spade & Co.	1,155,716	30,314
*	Norwegian Cruise Line Holdings Ltd.	832,802	29,998
	Brinker International Inc.	588,441	29,887
*	Tenneco Inc.	556,026	29,086
	Vail Resorts Inc.	329,455	28,584
*	HomeAway Inc.	796,200	28,265
*	Bally Technologies Inc.	348,937	28,159
	Graham Holdings Co. Class B	40,182	28,111
	Six Flags Entertainment Corp.	815,515	28,046
*,^ JC Penney Co. Inc.		2,776,215	27,873
	Dana Holding Corp.	1,417,323	27,170
*	Restoration Hardware Holdings Inc.	326,323	25,959
	Dillard's Inc. Class A	236,155	25,736
*	Cabela's Inc.	435,803	25,669
*	Groupon Inc. Class A	3,840,790	25,656
*	Starz	773,195	25,577
	CST Brands Inc.	688,589	24,755
	Jack in the Box Inc.	359,169	24,492
	Lions Gate Entertainment Corp.	737,034	24,300
	John Wiley & Sons Inc. Class A	427,241	23,972
	Abercrombie & Fitch Co.	649,891	23,617
*	Time Inc.	992,168	23,246
	American Eagle Outfitters Inc.	1,600,972	23,246
	Wolverine World Wide Inc.	924,060	23,157
*	Buffalo Wild Wings Inc.	172,341	23,140
*	Office Depot Inc.	4,405,805	22,646
	Cracker Barrel Old Country Store Inc.	216,950	22,387
*	Apollo Education Group Inc.	889,216	22,364
	DeVry Education Group Inc.	522,137	22,353
	Big Lots Inc.	510,388	21,972
	Pool Corp.	401,139	21,629
	Thor Industries Inc.	419,310	21,594
*	Murphy USA Inc.	391,438	20,770
	Chico's FAS Inc.	1,391,484	20,552
	Wendy's Co.	2,466,022	20,369
	Sotheby's	559,156	19,973
*	Houghton Mifflin Harcourt Co.	1,014,178	19,716
*	Skechers U.S.A. Inc. Class A	369,604	19,704
	Men's Wearhouse Inc.	415,779	19,633
	DSW Inc. Class A	650,274	19,580
*	Five Below Inc.	494,250	19,577
	Cheesecake Factory Inc.	419,529	19,089
	HSN Inc.	295,392	18,128
*	DreamWorks Animation SKG Inc. Class A	655,440	17,874
*	Asbury Automotive Group Inc.	276,326	17,801
*	Grand Canyon Education Inc.	425,282	17,339
*	TRI Pointe Homes Inc.	1,337,175	17,303
*	ANN Inc.	416,543	17,132
	Sinclair Broadcast Group Inc. Class A	656,581	17,130
^	Burger King Worldwide Inc.	577,454	17,127
*	Shutterfly Inc.	349,735	17,046
*	Steven Madden Ltd.	523,039	16,858
*	Marriott Vacations Worldwide Corp.	264,770	16,789
	Choice Hotels International Inc.	322,626	16,777
*	Life Time Fitness Inc.	327,534	16,521
*	Genesco Inc.	220,709	16,498
	Aramark	623,322	16,393

*	Iconix Brand Group Inc.	437,370	16,156
*	Ascena Retail Group Inc.	1,210,284	16,097
	Cooper Tire & Rubber Co.	553,428	15,883
	Penske Automotive Group Inc.	386,214	15,676
	Lithia Motors Inc. Class A	206,855	15,657
	Texas Roadhouse Inc. Class A	554,904	15,449
	Rent-A-Center Inc.	487,555	14,797
	Regal Entertainment Group Class A	731,833	14,549
	Group 1 Automotive Inc.	197,196	14,338
	Aaron's Inc.	586,067	14,253
	Meredith Corp.	332,077	14,213
	Ryland Group Inc.	427,448	14,208
*	Lumber Liquidators Holdings Inc.	246,787	14,161
*	Pinnacle Entertainment Inc.	553,249	13,881
*	G-III Apparel Group Ltd.	167,413	13,872
*	Gentherm Inc.	325,646	13,752
	Monro Muffler Brake Inc.	280,529	13,614
	New York Times Co. Class A	1,182,836	13,271
*	Bloomin' Brands Inc.	717,386	13,157
	Guess? Inc.	582,052	12,788
*	Helen of Troy Ltd.	242,784	12,751
	KB Home	842,481	12,587
*	Vitamin Shoppe Inc.	280,877	12,468
	Morningstar Inc.	183,259	12,443
	DineEquity Inc.	152,259	12,423
*	Fiesta Restaurant Group Inc.	246,208	12,232
*	Meritage Homes Corp.	344,096	12,215
*	Express Inc.	775,442	12,105
	Matthews International Corp. Class A	274,990	12,069
	SeaWorld Entertainment Inc.	624,068	12,001
	Extended Stay America Inc.	496,899	11,796
*,^ GoPro Inc. Class A		124,362	11,653
^	Buckle Inc.	255,071	11,578
*	American Axle & Manufacturing Holdings Inc.	689,938	11,570
*,^ Sears Holdings Corp.		455,720	11,498
*	Bright Horizons Family Solutions Inc.	270,695	11,385
	Core-Mark Holding Co. Inc.	214,604	11,383
*	Dorman Products Inc.	283,186	11,344
	Nexstar Broadcasting Group Inc. Class A	276,746	11,186
*	Tumi Holdings Inc.	544,061	11,072
	Papa John's International Inc.	275,716	11,026
	Finish Line Inc. Class A	435,072	10,890
	Churchill Downs Inc.	110,596	10,783
*	Burlington Stores Inc.	269,269	10,733
*	Standard Pacific Corp.	1,412,451	10,579
*	Sonic Corp.	472,862	10,573
	Brown Shoe Co. Inc.	388,976	10,553
*	Diamond Resorts International Inc.	454,255	10,339
*	Select Comfort Corp.	489,364	10,237
	Bob Evans Farms Inc.	214,771	10,167
*,^ Outerwall Inc.		180,835	10,145
	Pier 1 Imports Inc.	850,643	10,114
*	Krispy Kreme Doughnuts Inc.	584,731	10,034
*	Multimedia Games Holding Co. Inc.	273,951	9,865
*	Hibbett Sports Inc.	229,741	9,794
*	LifeLock Inc.	684,349	9,779
*	Crocs Inc.	776,305	9,766

	La-Z-Boy Inc.	490,601	9,709
	Children's Place Inc.	196,302	9,356
	MDC Holdings Inc.	362,410	9,176
*	Belmond Ltd. Class A	775,483	9,042
*	Popeyes Louisiana Kitchen Inc.	221,755	8,981
^	Sturm Ruger & Co. Inc.	181,972	8,860
*	Loral Space & Communications Inc.	123,071	8,838
	Drew Industries Inc.	208,398	8,792
	Cato Corp. Class A	254,852	8,782
	Columbia Sportswear Co.	241,050	8,625
*	Cooper-Standard Holding Inc.	136,409	8,512
*	BJ's Restaurants Inc.	234,671	8,446
*,^ iRobot Corp.		276,344	8,415
	National CineMedia Inc.	570,553	8,279
	Oxford Industries Inc.	135,697	8,276
	International Speedway Corp. Class A	261,526	8,275
	Regis Corp.	503,527	8,036
*	Mattress Firm Holding Corp.	133,688	8,029
	Scholastic Corp.	244,463	7,901
	Sonic Automotive Inc. Class A	320,702	7,860
*	Rentrak Corp.	128,962	7,859
	Capella Education Co.	123,741	7,746
*	Barnes & Noble Inc.	385,753	7,615
*	Universal Electronics Inc.	153,972	7,602
*	Ascent Capital Group Inc. Class A	122,465	7,372
*,^ Weight Watchers International Inc.		268,119	7,357
*	Boyd Gaming Corp.	708,915	7,203
	Interval Leisure Group Inc.	376,787	7,178
*	Strayer Education Inc.	119,699	7,168
*	Penn National Gaming Inc.	637,572	7,147
*	Red Robin Gourmet Burgers Inc.	124,343	7,075
*	Conn's Inc.	233,517	7,069
*	Tuesday Morning Corp.	362,837	7,041
*	Carmike Cinemas Inc.	223,495	6,924
*	Denny's Corp.	981,153	6,898
*	Biglari Holdings Inc.	20,193	6,861
	Standard Motor Products Inc.	194,610	6,700
*	FTD Cos. Inc.	185,462	6,326
*	Zumiez Inc.	223,892	6,291
*	Francesca's Holdings Corp.	441,573	6,151
*	Winnebago Industries Inc.	280,544	6,107
	Ethan Allen Interiors Inc.	265,100	6,044
	Movado Group Inc.	182,290	6,027
*	Media General Inc.	432,609	5,671
	Stage Stores Inc.	329,942	5,645
*	ServiceMaster Global Holdings Inc.	233,272	5,645
*	La Quinta Holdings Inc.	296,025	5,622
*	Libbey Inc.	211,902	5,565
	Fred's Inc. Class A	396,020	5,544
*	Modine Manufacturing Co.	463,902	5,507
*	EW Scripps Co. Class A	335,010	5,464
*	RetailMeNot Inc.	337,401	5,452
*,^ zulily Inc. Class A		141,911	5,377
*	Orbitz Worldwide Inc.	672,494	5,293
*,^ Lands' End Inc.		126,799	5,214
*	Scientific Games Corp. Class A	481,433	5,185
*	Steiner Leisure Ltd.	137,845	5,182

*	Federal-Mogul Holdings Corp.	345,904	5,144
*	Beazer Homes USA Inc.	299,060	5,018
*,^ Caesars Entertainment Corp.		398,523	5,013
*	Smith & Wesson Holding Corp.	529,433	4,998
*	Unifi Inc.	191,715	4,965
	Nutrisystem Inc.	319,009	4,903
	Callaway Golf Co.	670,212	4,852
*	American Public Education Inc.	179,357	4,841
	Arctic Cat Inc.	137,880	4,801
*	Pep Boys-Manny Moe & Jack	535,214	4,769
*	Chuy's Holdings Inc.	149,123	4,681
	ClubCorp Holdings Inc.	233,815	4,637
*	Vera Bradley Inc.	219,966	4,549
^	World Wrestling Entertainment Inc. Class A	328,245	4,520
*	M/I Homes Inc.	224,442	4,448
	Haverty Furniture Cos. Inc.	197,887	4,312
*	Vince Holding Corp.	141,648	4,286
*	Hovnanian Enterprises Inc. Class A	1,163,961	4,272
*	Del Frisco's Restaurant Group Inc.	217,694	4,167
	Ruth's Hospitality Group Inc.	375,716	4,148
*	K12 Inc.	259,881	4,148
	Superior Industries International Inc.	236,361	4,143
*	Cavco Industries Inc.	60,719	4,129
	Strattec Security Corp.	50,476	4,106
*	Taylor Morrison Home Corp. Class A	249,183	4,042
*	Cumulus Media Inc. Class A	997,277	4,019
	New Media Investment Group Inc.	239,215	3,978
*	Blue Nile Inc.	134,543	3,841
*	Motorcar Parts of America Inc.	139,594	3,798
^	PetMed Express Inc.	274,969	3,740
*	Tower International Inc.	146,001	3,678
*	Ruby Tuesday Inc.	619,091	3,646
*	Journal Communications Inc. Class A	419,641	3,538
*	MarineMax Inc.	208,725	3,517
*	Overstock.com Inc.	204,591	3,449
*	Gray Television Inc.	424,366	3,344
	NACCO Industries Inc. Class A	66,219	3,293
*	Nautilus Inc.	274,144	3,281
*	Christopher & Banks Corp.	330,093	3,265
	Speedway Motorsports Inc.	186,022	3,174
*	Citi Trends Inc.	142,891	3,158
	Harte-Hanks Inc.	494,736	3,151
*	William Lyon Homes Class A	141,766	3,133
*	LeapFrog Enterprises Inc.	522,030	3,127
	AMC Entertainment Holdings Inc.	135,571	3,117
*	Career Education Corp.	611,803	3,108
	Marcus Corp.	196,008	3,097
	Stein Mart Inc.	264,633	3,057
*	America's Car-Mart Inc.	73,916	2,926
	AH Belo Corp. Class A	272,851	2,911
	Clear Channel Outdoor Holdings Inc. Class A	422,386	2,847
*	Famous Dave's of America Inc.	105,294	2,835
*	Morgans Hotel Group Co.	349,942	2,824
*	Tribune Publishing Co.	137,093	2,767
	Collectors Universe Inc.	124,595	2,741
*	Stoneridge Inc.	232,192	2,617
*,^ Container Store Group Inc.		116,038	2,526

	Entravision Communications Corp. Class A	637,783	2,526
*	Kirkland's Inc.	155,873	2,511
*	Jamba Inc.	176,103	2,504
*	Aeropostale Inc.	757,874	2,493
*	VOXX International Corp. Class A	264,521	2,460
*,^ Zoe's Kitchen Inc.		79,135	2,434
*,^ Tile Shop Holdings Inc.		257,375	2,381
	Shoe Carnival Inc.	127,993	2,280
*,^ Noodles & Co. Class A		117,186	2,249
	Destination Maternity Corp.	142,645	2,202
*	Quiksilver Inc.	1,242,898	2,138
	Big 5 Sporting Goods Corp.	227,367	2,130
*	Perry Ellis International Inc.	104,193	2,120
*	Sizmek Inc.	273,024	2,113
	Carriage Services Inc. Class A	121,277	2,102
	Marine Products Corp.	266,140	2,100
	Flexsteel Industries Inc.	59,627	2,011
	Universal Technical Institute Inc.	214,079	2,002
	Cherokee Inc.	108,760	1,981
*	Carrols Restaurant Group Inc.	276,904	1,969
*	Bravo Brio Restaurant Group Inc.	146,050	1,894
	Saga Communications Inc. Class A	55,722	1,871
*	Michaels Cos. Inc.	106,709	1,865
*	McClatchy Co. Class A	550,101	1,848
	Spartan Motors Inc.	388,192	1,813
*	ValueVision Media Inc. Class A	353,180	1,812
*	Nathan's Famous Inc.	25,975	1,758
	Lifetime Brands Inc.	110,561	1,693
*,^ JAKKS Pacific Inc.		236,719	1,681
*	Chegg Inc.	262,817	1,640
	Tandy Leather Factory Inc.	173,075	1,636
*	1-800-Flowers.com Inc. Class A	225,149	1,619
*	Bridgepoint Education Inc.	141,997	1,585
	CSS Industries Inc.	65,153	1,580
*	Lee Enterprises Inc.	463,245	1,566
	Remy International Inc.	75,942	1,559
*	Fuel Systems Solutions Inc.	174,133	1,552
	Culp Inc.	85,172	1,546
	Bassett Furniture Industries Inc.	113,025	1,544
*	Sears Hometown and Outlet Stores Inc.	95,924	1,487
*	Gaiam Inc. Class A	200,348	1,471
*	Isle of Capri Casinos Inc.	194,153	1,456
*	Fox Factory Holding Corp.	92,671	1,436
*	Malibu Boats Inc. Class A	76,032	1,408
	Town Sports International Holdings Inc.	206,310	1,382
*	Central European Media Enterprises Ltd. Class A	612,761	1,379
	Hooker Furniture Corp.	89,405	1,360
*	ZAGG Inc.	240,679	1,343
*	Destination XL Group Inc.	284,142	1,341
	Escalade Inc.	110,736	1,335
	Einstein Noah Restaurant Group Inc.	65,815	1,327
*	Kona Grill Inc.	66,757	1,317
	Weyco Group Inc.	51,612	1,296
	Winmark Corp.	17,186	1,263
	Rocky Brands Inc.	89,284	1,258
*	Entercom Communications Corp. Class A	154,219	1,238
*	Crown Media Holdings Inc. Class A	381,060	1,219

*,^ Potbelly Corp.		99,904	1,165
*	Dixie Group Inc.	132,074	1,145
*	Black Diamond Inc.	150,756	1,140
*	Coupons.com Inc.	94,333	1,128
*,^ SFX Entertainment Inc.		213,171	1,070
*	West Marine Inc.	117,684	1,059
	Ark Restaurants Corp.	47,000	1,056
*	Systemax Inc.	84,527	1,054
*	RCI Hospitality Holdings Inc.	94,602	1,043
*,^ Dex Media Inc.		107,532	1,028
*	LGI Homes Inc.	55,664	1,022
*	Shiloh Industries Inc.	59,757	1,016
*,^ hhgregg Inc.		159,657	1,007
^	Blyth Inc.	123,549	1,003
*	Ambassadors Group Inc.	269,686	998
*	Cinedigm Corp. Class A	635,479	985
*	Installed Building Products Inc.	68,511	963
*	Sequential Brands Group Inc.	76,096	951
*	Monarch Casino & Resort Inc.	79,629	948
*,^ RadioShack Corp.		956,945	947
	Frisch's Restaurants Inc.	32,865	930
*	Luby's Inc.	173,782	925
*	Insignia Systems Inc.	291,212	894
*	Century Casinos Inc.	173,878	892
*	Martha Stewart Living Omnimedia Inc. Class A	246,717	888
*	Skullcandy Inc.	112,928	880
*	Eldorado Resorts Inc.	201,414	856
*	Ballantyne Strong Inc.	189,702	844
*,^ American Apparel Inc.		1,011,959	830
*	Radio One Inc.	259,312	825
*,^ El Pollo Loco Holdings Inc.		22,621	812
	bebe stores inc	338,784	786
*	Emmis Communications Corp. Class A	348,385	735
	Bon-Ton Stores Inc.	86,879	726
*	Build-A-Bear Workshop Inc.	55,090	721
	Trans World Entertainment Corp.	195,751	716
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		192,086	715
	Beasley Broadcasting Group Inc. Class A	131,564	705
*	Red Lion Hotels Corp.	123,596	703
*,^ ITT Educational Services Inc.		159,428	684
*	Turtle Beach Corp.	85,828	657
	Johnson Outdoors Inc. Class A	25,088	650
*	Gaming Partners International Corp.	74,766	631
*,^ Papa Murphy's Holdings Inc.		61,135	624
*	Reading International Inc. Class A	72,028	605
*	Joe's Jeans Inc.	612,767	594
*	Lakes Entertainment Inc.	69,306	577
	Dover Motorsports Inc.	244,223	564
*	WCI Communities Inc.	30,083	555
	Lincoln Educational Services Corp.	192,608	541
*	Intrawest Resorts Holdings Inc.	55,483	537
*	Wet Seal Inc. Class A	1,014,036	533
*	New York & Co. Inc.	173,052	524
*	Tilly's Inc. Class A	68,928	518
*,^ Pizza Inn Holdings Inc.		64,290	514
*,^ UQM Technologies Inc.		349,913	493
*	Emerson Radio Corp.	246,030	487

*	Summer Infant Inc.	135,595	475
*	Delta Apparel Inc.	50,959	463
	Superior Uniform Group Inc.	20,571	445
*	2U Inc.	27,285	425
*	Perfumania Holdings Inc.	64,749	411
*	Charles & Colvard Ltd.	182,786	388
*	Sportsman's Warehouse Holdings Inc.	56,810	383
*,^ ReachLocal Inc.		104,714	378
*	Cosi Inc.	164,860	371
*	Geeknet Inc.	39,690	369
*	Pacific Sunwear of California Inc.	179,222	323
*	Spanish Broadcasting System Inc.	73,134	307
*	UCP Inc.	25,610	306
*,^ Empire Resorts Inc.		42,783	287
	Sypris Solutions Inc.	86,675	285
*	Learning Tree International Inc.	118,595	278
*	Cobra Electronics Corp.	62,713	268
*	Full House Resorts Inc.	227,501	262
*	Forward Industries Inc.	190,865	254
*,^ EveryWare Global Inc.		96,012	253
*	Gordmans Stores Inc.	72,735	249
*	Dover Downs Gaming & Entertainment Inc.	247,196	245
*	Skyline Corp.	56,914	235
*,^ You On Demand Holdings Inc.		103,391	217
*	Stanley Furniture Co. Inc.	76,292	214
*,^ Education Management Corp.		193,883	211
*	Ignite Restaurant Group Inc.	33,499	201
*	Cambium Learning Group Inc.	117,787	179
*	Books-A-Million Inc.	101,558	173
*,^ dELiA*s Inc.		589,281	163
*	Nova Lifestyle Inc.	36,385	156
*	Liberty Tax Inc.	4,422	143
*,^ Cache Inc.		165,322	139
*,^ Comstock Holding Cos. Inc. Class A		122,728	137
*	Premier Exhibitions Inc.	185,197	137
*	Century Communities Inc.	7,738	134
*	Daily Journal Corp.	700	126
*	Lakeland Industries Inc.	17,187	119
*	Jason Industries Inc.	10,619	110
*	New Home Co. Inc.	8,002	108
*	CafePress Inc.	33,950	106
*	US Auto Parts Network Inc.	36,063	102
*,^ Corinthian Colleges Inc.		873,602	97
*	NTN Buzztime Inc.	287,989	95
	Salem Communications Corp. Class A	10,851	83
*	Appliance Recycling Centers of America Inc.	24,098	71
*	Townsquare Media Inc.	5,800	70
*	Good Times Restaurants Inc.	10,107	61
*	SPAR Group Inc.	33,227	53
*	Nevada Gold & Casinos Inc.	30,913	39
*	Hemisphere Media Group Inc.	3,097	33
*	Wells-Gardner Electronics Corp.	29,185	33
*	Diversified Restaurant Holdings Inc.	6,700	33
*	Entertainment Gaming Asia Inc.	22,710	14
	AMCON Distributing Co.	100	9
*	DGSE Cos. Inc.	1,051	1

*	Here Media Inc.	12,670	—
			5,981,824
Consumer Staples (3.0%)
	Bunge Ltd.	1,328,872	111,931
	Church & Dwight Co. Inc.	1,217,397	85,413
	Energizer Holdings Inc.	562,707	69,331
*	WhiteWave Foods Co. Class A	1,585,846	57,614
	Ingredion Inc.	679,265	51,481
*	Hain Celestial Group Inc.	458,636	46,941
*	Rite Aid Corp.	8,324,351	40,290
	Flowers Foods Inc.	1,679,440	30,834
*	TreeHouse Foods Inc.	383,036	30,834
*	Sprouts Farmers Market Inc.	969,013	28,169
*	United Natural Foods Inc.	452,194	27,792
*	Darling Ingredients Inc.	1,499,559	27,472
^	Herbalife Ltd.	618,539	27,061
	Casey's General Stores Inc.	344,928	24,731
	Nu Skin Enterprises Inc. Class A	539,379	24,288
	Pinnacle Foods Inc.	630,400	20,583
*	Boston Beer Co. Inc. Class A	80,757	17,909
	Spectrum Brands Holdings Inc.	192,026	17,384
*	Pilgrim's Pride Corp.	559,517	17,099
	Sanderson Farms Inc.	190,108	16,720
*	SUPERVALU Inc.	1,862,247	16,648
	PriceSmart Inc.	184,409	15,793
	Andersons Inc.	240,506	15,123
	Lancaster Colony Corp.	176,733	15,072
*	Fresh Market Inc.	401,174	14,013
	Vector Group Ltd.	627,379	13,915
	B&G Foods Inc.	501,929	13,828
*	Post Holdings Inc.	411,982	13,670
*	Harbinger Group Inc.	1,016,584	13,338
	J&J Snack Foods Corp.	136,654	12,785
	Cal-Maine Foods Inc.	137,981	12,326
	Snyder's-Lance Inc.	459,632	12,180
^	Dean Foods Co.	875,603	11,602
	Coty Inc. Class A	697,358	11,541
	Fresh Del Monte Produce Inc.	323,325	10,314
	Universal Corp.	211,941	9,408
	WD-40 Co.	131,255	8,920
*	Seaboard Corp.	2,971	7,947
*	Annie's Inc.	162,520	7,460
*	Boulder Brands Inc.	545,636	7,437
	SpartanNash Co.	356,449	6,933
*	Diamond Foods Inc.	232,527	6,653
	Tootsie Roll Industries Inc.	229,308	6,418
*	Chiquita Brands International Inc.	441,137	6,264
	Calavo Growers Inc.	131,181	5,921
*	Medifast Inc.	155,156	5,094
*	Revlon Inc. Class A	153,562	4,866
	Weis Markets Inc.	122,422	4,778
*	Pantry Inc.	222,629	4,504
*	USANA Health Sciences Inc.	61,051	4,497
	Inter Parfums Inc.	157,365	4,328
*,^ Elizabeth Arden Inc.		244,537	4,094
*	Central Garden and Pet Co. Class A	500,488	4,024
	Coca-Cola Bottling Co. Consolidated	49,699	3,709

*	National Beverage Corp.	187,252	3,651
	Ingles Markets Inc. Class A	126,770	3,003
	John B Sanfilippo & Son Inc.	92,666	2,999
*	Chefs' Warehouse Inc.	162,348	2,640
*	Omega Protein Corp.	185,082	2,314
*	Farmer Bros Co.	79,219	2,293
*	IGI Laboratories Inc.	243,014	2,265
	MGP Ingredients Inc.	154,908	2,025
*	Seneca Foods Corp. Class A	70,692	2,022
*	Nutraceutical International Corp.	91,360	1,910
	Limoneira Co.	77,208	1,829
*	Alliance One International Inc.	911,790	1,796
*	Inventure Foods Inc.	129,811	1,682
	Orchids Paper Products Co.	58,219	1,430
	Alico Inc.	37,462	1,427
	Rocky Mountain Chocolate Factory Inc.	111,705	1,401
	Oil-Dri Corp. of America	53,669	1,399
	United-Guardian Inc.	56,614	1,264
*	Natural Grocers by Vitamin Cottage Inc.	75,898	1,236
*	Lifeway Foods Inc.	88,065	1,221
	Village Super Market Inc. Class A	51,928	1,183
*	Craft Brew Alliance Inc.	80,877	1,165
	Nature's Sunshine Products Inc.	62,161	922
*	Lifevantage Corp.	799,042	911
	Roundy's Inc.	301,757	902
*	Natural Alternatives International Inc.	112,367	728
	Female Health Co.	192,658	672
*	Smart & Final Stores Inc.	46,163	666
*,^ S&W Seed Co.		155,550	660
*	Synutra International Inc.	123,300	559
^	Liberator Medical Holdings Inc.	173,887	544
*	Fairway Group Holdings Corp.	126,771	474
*,^ Rock Creek Pharmaceuticals Inc.		1,454,473	407
*	Castle Brands Inc.	306,789	402
*	22nd Century Group Inc.	151,971	383
*	Primo Water Corp.	70,205	303
*,^ Reed's Inc.		30,778	182
*	Mannatech Inc.	7,432	116
*	RiceBran Technologies	20,529	109
*	Coffee Holding Co. Inc.	17,010	93
	Reliv International Inc.	44,259	55
	Vapor Corp.	21,671	32
*	Crystal Rock Holdings Inc.	42,584	31
			1,140,586
Energy (6.4%)
*	Cheniere Energy Inc.	2,020,547	161,704
*	Weatherford International plc	7,046,216	146,561
*	Concho Resources Inc.	1,032,288	129,439
*	Whiting Petroleum Corp.	1,084,199	84,080
	HollyFrontier Corp.	1,808,382	78,990
	Oceaneering International Inc.	983,729	64,110
	Core Laboratories NV	407,974	59,707
*	Dresser-Rand Group Inc.	697,778	57,399
*	Continental Resources Inc.	779,729	51,836
	Energen Corp.	666,595	48,155
	SM Energy Co.	615,436	48,004
	Superior Energy Services Inc.	1,408,832	46,308

*	WPX Energy Inc.	1,848,118	44,466
	Patterson-UTI Energy Inc.	1,331,014	43,298
*	Gulfport Energy Corp.	779,133	41,606
*	Diamondback Energy Inc.	515,786	38,570
*	Oasis Petroleum Inc.	921,310	38,520
*	Cobalt International Energy Inc.	2,705,131	36,790
	Targa Resources Corp.	268,626	36,579
*	Athlon Energy Inc.	589,780	34,343
*	Kodiak Oil & Gas Corp.	2,436,465	33,063
*	Dril-Quip Inc.	364,087	32,549
*,^ Ultra Petroleum Corp.		1,395,328	32,455
	SemGroup Corp. Class A	388,300	32,334
	Peabody Energy Corp.	2,475,717	30,649
*	Oil States International Inc.	494,489	30,609
	Rowan Cos. plc Class A	1,133,982	28,701
	Western Refining Inc.	681,260	28,606
*	Antero Resources Corp.	501,254	27,514
	Exterran Holdings Inc.	610,472	27,050
	World Fuel Services Corp.	658,360	26,282
*	Rosetta Resources Inc.	559,888	24,949
*	Unit Corp.	413,395	24,246
*	Atwood Oceanics Inc.	541,648	23,665
	Bristow Group Inc.	323,891	21,765
*	Carrizo Oil & Gas Inc.	387,580	20,860
*	Helix Energy Solutions Group Inc.	893,807	19,717
	PBF Energy Inc. Class A	798,383	19,161
*	Forum Energy Technologies Inc.	598,928	18,333
	Tidewater Inc.	452,724	17,670
*	Laredo Petroleum Inc.	759,559	17,022
*	Bonanza Creek Energy Inc.	297,264	16,914
*	PDC Energy Inc.	329,653	16,578
	Delek US Holdings Inc.	494,599	16,381
*	Stone Energy Corp.	518,513	16,261
*	Matador Resources Co.	623,627	16,121
*	Rice Energy Inc.	595,657	15,844
*,^ SandRidge Energy Inc.		3,599,848	15,443
*	C&J Energy Services Inc.	423,331	12,933
*	SEACOR Holdings Inc.	171,466	12,826
*	Sanchez Energy Corp.	476,679	12,518
*,^ McDermott International Inc.		2,187,261	12,511
	RPC Inc.	559,117	12,278
	Green Plains Inc.	311,403	11,643
	CARBO Ceramics Inc.	178,831	10,592
*	Memorial Resource Development Corp.	385,901	10,462
*	Bill Barrett Corp.	456,269	10,056
*	Magnum Hunter Resources Corp.	1,760,752	9,807
	Energy XXI Bermuda Ltd.	862,849	9,793
*	Kosmos Energy Ltd.	975,275	9,714
*	Hornbeck Offshore Services Inc.	294,296	9,632
*	Newpark Resources Inc.	761,698	9,475
*,^ Halcon Resources Corp.		2,303,514	9,122
*	RSP Permian Inc.	339,443	8,676
*	Parsley Energy Inc. Class A	405,013	8,639
*	Penn Virginia Corp.	669,683	8,512
*	Pioneer Energy Services Corp.	588,281	8,248
*	TETRA Technologies Inc.	739,769	8,004
*	Seventy Seven Energy Inc.	331,678	7,874

	Comstock Resources Inc.	416,302	7,752
	Gulfmark Offshore Inc.	245,378	7,693
*	Northern Oil and Gas Inc.	531,522	7,558
*	Synergy Resources Corp.	619,658	7,554
*	Cloud Peak Energy Inc.	571,076	7,207
*	Basic Energy Services Inc.	328,333	7,122
*	Triangle Petroleum Corp.	635,931	7,002
^	CVR Energy Inc.	149,924	6,706
*	Clayton Williams Energy Inc.	63,803	6,154
*	Matrix Service Co.	248,526	5,994
*	Key Energy Services Inc.	1,228,038	5,944
*	Parker Drilling Co.	1,193,792	5,897
*	EP Energy Corp. Class A	335,611	5,866
*	Abraxas Petroleum Corp.	1,076,468	5,684
	Tesco Corp.	284,586	5,649
*	Rex Energy Corp.	431,429	5,466
	Frank's International NV	290,549	5,433
*	Westmoreland Coal Co.	142,013	5,313
^	EXCO Resources Inc.	1,587,689	5,303
*,^ Clean Energy Fuels Corp.		669,593	5,223
*,^ Alpha Natural Resources Inc.		2,095,416	5,197
*	Contango Oil & Gas Co.	147,847	4,914
*	Approach Resources Inc.	337,548	4,894
*,^ Paragon Offshore plc		791,324	4,867
*	VAALCO Energy Inc.	570,215	4,847
*,^ Goodrich Petroleum Corp.		323,446	4,793
*	Geospace Technologies Corp.	125,569	4,414
	Arch Coal Inc.	2,017,373	4,277
*	RigNet Inc.	105,702	4,276
*,^ Swift Energy Co.		439,216	4,216
*	Willbros Group Inc.	482,794	4,022
	Panhandle Oil and Gas Inc. Class A	65,826	3,930
	W&T Offshore Inc.	352,960	3,883
*	Callon Petroleum Co.	431,173	3,799
*,^ Solazyme Inc.		500,038	3,730
*	Era Group Inc.	170,084	3,699
*	Warren Resources Inc.	696,232	3,690
*	REX American Resources Corp.	49,705	3,622
*	Resolute Energy Corp.	559,282	3,507
*	ION Geophysical Corp.	1,223,018	3,412
*,^ Hercules Offshore Inc.		1,550,333	3,411
	Alon USA Energy Inc.	234,124	3,362
*	Gastar Exploration Inc.	569,917	3,345
*	PetroQuest Energy Inc.	579,285	3,256
*	PHI Inc.	75,566	3,181
*	Eclipse Resources Corp.	187,450	3,115
*,^ Emerald Oil Inc.		498,324	3,065
	Gulf Island Fabrication Inc.	159,898	2,750
*	Pacific Ethanol Inc.	194,184	2,711
*	BPZ Resources Inc.	1,374,053	2,624
*	Renewable Energy Group Inc.	232,971	2,365
*	Vantage Drilling Co.	1,793,971	2,278
*	Natural Gas Services Group Inc.	94,392	2,272
*,^ Nuverra Environmental Solutions Inc.		140,708	2,075
	Bolt Technology Corp.	94,104	2,065
*	Jones Energy Inc.	98,436	1,849
*,^ Miller Energy Resources Inc.		411,806	1,812

	Evolution Petroleum Corp.	195,300	1,793
*	Ring Energy Inc.	116,062	1,711
*	Harvest Natural Resources Inc.	435,568	1,598
*	Mitcham Industries Inc.	138,855	1,534
*	FX Energy Inc.	480,491	1,461
	Dawson Geophysical Co.	80,014	1,455
*	Midstates Petroleum Co. Inc.	287,722	1,453
*	Forest Oil Corp.	1,195,407	1,399
*,^ Glori Energy Inc.		166,794	1,318
*	CHC Group Ltd.	227,590	1,274
*	PHI Inc. NV	30,738	1,265
*,^ CAMAC Energy Inc.		1,835,922	1,136
*,^ Cal Dive International Inc.		1,117,537	1,084
*	Apco Oil and Gas International Inc.	83,060	1,071
*,^ Amyris Inc.		275,667	1,045
*,^ Quicksilver Resources Inc.		1,694,508	1,021
	Hallador Energy Co.	81,777	968
*,^ Uranium Energy Corp.		755,327	944
*	TransAtlantic Petroleum Ltd.	104,209	937
*	US Energy Corp. Wyoming	277,904	886
*	Isramco Inc.	7,245	885
*,^ Royale Energy Inc.		291,305	845
*	Magellan Petroleum Corp.	395,021	841
	Adams Resources & Energy Inc.	18,784	832
*,^ Hyperdynamics Corp.		458,430	825
*	Vertex Energy Inc.	110,575	770
*	TGC Industries Inc.	174,011	670
*	Saratoga Resources Inc.	501,406	592
*	Forbes Energy Services Ltd.	232,971	580
*,^ Uranerz Energy Corp.		512,058	563
*,^ Uranium Resources Inc.		190,501	482
*,^ Profire Energy Inc.		114,863	477
^	ZaZa Energy Corp.	128,705	467
*	American Eagle Energy Corp.	102,041	415
*	Zion Oil & Gas Inc.	234,790	404
*	Synthesis Energy Systems Inc.	348,574	397
*,^ BioFuel Energy Corp.		57,046	364
*,^ GreenHunter Resources Inc.		171,006	263
*	Tengasco Inc.	558,194	262
*,^ Gevo Inc.		720,477	247
*	Yuma Energy Inc.	57,243	245
*	Lilis Energy Inc.	103,154	232
*	Escalera Resources Co.	116,717	222
*,^ Endeavour International Corp.		669,234	200
*	PrimeEnergy Corp.	2,726	189
*	BioFuel Energy Corporation Rights Exp. 10/17/2014	57,046	164
*	FieldPoint Petroleum Corp.	35,776	143
*	Par Petroleum Corp.	8,200	138
*	Enservco Corp.	36,393	132
*	Barnwell Industries Inc.	46,909	121
*,^ Lucas Energy Inc.		233,203	109
*	Ceres Inc.	216,292	89
*	PEDEVCO Corp.	40,105	66
*	PostRock Energy Corp.	45,606	53
*	ENGlobal Corp.	18,000	39
*	Aemetis Inc.	3,485	30
*	Dakota Plains Holdings Inc.	10,247	25

* FieldPoint Petroleum Corp. Warrants Exp. 03/23/2017	33,558	23
* Earthstone Energy Inc.	600	17
* SAExploration Holdings Inc.	678	6
* James River Coal Co.	253	—
		2,449,344
Financials (22.4%)
American Realty Capital Properties Inc.	8,269,143	99,726
Annaly Capital Management Inc.	8,630,199	92,171
SL Green Realty Corp.	870,751	88,224
TD Ameritrade Holding Corp.	2,493,297	83,201
Realty Income Corp.	2,027,601	82,706
* Markel Corp.	127,252	80,951
CIT Group Inc.	1,698,185	78,049
Digital Realty Trust Inc.	1,234,059	76,981
Federal Realty Investment Trust	616,739	73,059
American Capital Agency Corp.	3,213,065	68,278
* Arch Capital Group Ltd.	1,230,624	67,340
Willis Group Holdings plc	1,624,742	67,264
Everest Re Group Ltd.	414,158	67,098
Arthur J Gallagher & Co.	1,448,157	65,688
New York Community Bancorp Inc.	4,031,557	63,981
UDR Inc.	2,292,427	62,469
* Alleghany Corp.	149,094	62,344
Raymond James Financial Inc.	1,147,421	61,479
Lazard Ltd. Class A	1,181,851	59,920
Voya Financial Inc.	1,439,333	56,278
First Republic Bank	1,107,953	54,711
WP Carey Inc.	842,130	53,703
Camden Property Trust	779,291	53,405
Duke Realty Corp.	3,107,227	53,382
* SVB Financial Group	463,488	51,952
Extra Space Storage Inc.	1,003,871	51,770
Jones Lang LaSalle Inc.	408,144	51,565
* Signature Bank	458,204	51,346
Reinsurance Group of America Inc. Class A	624,465	50,038
* MSCI Inc. Class A	1,061,316	49,903
Protective Life Corp.	718,204	49,851
PartnerRe Ltd.	452,544	49,730
* Howard Hughes Corp.	330,620	49,593
* Realogy Holdings Corp.	1,330,920	49,510
Alexandria Real Estate Equities Inc.	653,424	48,190
Regency Centers Corp.	850,632	45,790
DDR Corp.	2,719,616	45,499
Axis Capital Holdings Ltd.	959,228	45,400
Kilroy Realty Corp.	757,488	45,025
Mid-America Apartment Communities Inc.	684,803	44,957
Liberty Property Trust	1,348,721	44,858
Starwood Property Trust Inc.	2,027,340	44,520
WR Berkley Corp.	929,211	44,416
East West Bancorp Inc.	1,305,825	44,398
HCC Insurance Holdings Inc.	910,809	43,983
SEI Investments Co.	1,201,849	43,459
Taubman Centers Inc.	579,943	42,336
CBOE Holdings Inc.	775,993	41,535
Eaton Vance Corp.	1,081,462	40,804
Spirit Realty Capital Inc.	3,632,466	39,848
Waddell & Reed Financial Inc. Class A	769,142	39,757

Omega Healthcare Investors Inc.	1,158,764	39,618
American Financial Group Inc.	682,562	39,514
National Retail Properties Inc.	1,139,108	39,379
Senior Housing Properties Trust	1,855,732	38,822
Cullen/Frost Bankers Inc.	496,301	37,972
RenaissanceRe Holdings Ltd.	369,019	36,898
Hospitality Properties Trust	1,364,256	36,630
Corrections Corp. of America	1,060,278	36,431
PacWest Bancorp	881,799	36,357
NorthStar Realty Finance Corp.	2,040,755	36,060
BioMed Realty Trust Inc.	1,777,197	35,899
Rayonier Inc.	1,152,552	35,890
White Mountains Insurance Group Ltd.	55,972	35,266
American Campus Communities Inc.	955,555	34,830
Brown & Brown Inc.	1,079,459	34,705
RLJ Lodging Trust	1,203,053	34,251
Assured Guaranty Ltd.	1,541,135	34,152
City National Corp.	435,891	32,984
SLM Corp.	3,851,846	32,972
CNO Financial Group Inc.	1,936,781	32,848
Allied World Assurance Co. Holdings AG	881,891	32,489
LaSalle Hotel Properties	947,716	32,450
Validus Holdings Ltd.	828,974	32,446
LPL Financial Holdings Inc.	703,937	32,416
Weingarten Realty Investors	1,024,145	32,261
Two Harbors Investment Corp.	3,334,265	32,242
Commerce Bancshares Inc.	717,749	32,044
Highwoods Properties Inc.	822,922	32,012
Equity Lifestyle Properties Inc.	752,186	31,863
Old Republic International Corp.	2,209,139	31,547
Retail Properties of America Inc.	2,155,051	31,528
Douglas Emmett Inc.	1,224,034	31,421
Investors Bancorp Inc.	3,089,729	31,299
Prosperity Bancshares Inc.	546,299	31,232
* NorthStar Asset Management Group Inc.	1,651,331	30,418
Home Properties Inc.	520,251	30,299
* Equity Commonwealth	1,173,836	30,179
Synovus Financial Corp.	1,266,132	29,931
* Forest City Enterprises Inc. Class A	1,528,952	29,906
Tanger Factory Outlet Centers Inc.	873,187	28,571
Chimera Investment Corp.	9,357,240	28,446
BankUnited Inc.	925,553	28,220
* Stifel Financial Corp.	598,445	28,061
Umpqua Holdings Corp.	1,701,517	28,024
* Synchrony Financial	1,134,416	27,850
CBL & Associates Properties Inc.	1,550,608	27,756
* Popular Inc.	942,465	27,741
* Ocwen Financial Corp.	1,039,838	27,223
Columbia Property Trust Inc.	1,138,074	27,166
First Niagara Financial Group Inc.	3,223,156	26,849
First Horizon National Corp.	2,159,462	26,518
FirstMerit Corp.	1,505,788	26,502
First American Financial Corp.	975,382	26,452
* Strategic Hotels & Resorts Inc.	2,261,241	26,343
EPR Properties	516,096	26,156
MFA Financial Inc.	3,350,245	26,065
Sunstone Hotel Investors Inc.	1,884,331	26,041

Post Properties Inc.	500,745	25,708
Geo Group Inc.	672,429	25,700
Federated Investors Inc. Class B	869,250	25,521
Aspen Insurance Holdings Ltd.	596,216	25,500
Healthcare Trust of America Inc. Class A	2,184,737	25,343
Gaming and Leisure Properties Inc.	818,456	25,290
StanCorp Financial Group Inc.	398,236	25,161
Radian Group Inc.	1,749,188	24,943
Piedmont Office Realty Trust Inc. Class A	1,405,551	24,794
Washington Prime Group Inc.	1,413,136	24,702
Hanover Insurance Group Inc.	401,237	24,644
Associated Banc-Corp	1,410,267	24,567
CubeSmart	1,353,382	24,334
* MGIC Investment Corp.	3,082,975	24,078
Webster Financial Corp.	822,001	23,953
Hancock Holding Co.	745,515	23,894
Primerica Inc.	494,390	23,839
* Portfolio Recovery Associates Inc.	456,025	23,818
TCF Financial Corp.	1,519,404	23,596
ProAssurance Corp.	531,190	23,410
DCT Industrial Trust Inc.	3,067,875	23,040
Bank of Hawaii Corp.	403,004	22,895
Sovran Self Storage Inc.	305,181	22,693
* Texas Capital Bancshares Inc.	392,613	22,646
DiamondRock Hospitality Co.	1,782,166	22,598
Brandywine Realty Trust	1,603,831	22,566
Cousins Properties Inc.	1,884,365	22,518
^ Ryman Hospitality Properties Inc.	474,847	22,460
Colony Financial Inc.	1,003,236	22,452
Endurance Specialty Holdings Ltd.	406,732	22,443
Pebblebrook Hotel Trust	581,924	21,729
Healthcare Realty Trust Inc.	897,698	21,257
American Homes 4 Rent Class A	1,257,351	21,237
MarketAxess Holdings Inc.	341,606	21,132
Corporate Office Properties Trust	804,386	20,689
Sun Communities Inc.	407,653	20,586
* Ally Financial Inc.	873,872	20,221
Symetra Financial Corp.	865,481	20,192
Janus Capital Group Inc.	1,352,517	19,666
Medical Properties Trust Inc.	1,578,496	19,352
FNB Corp.	1,595,360	19,128
Wintrust Financial Corp.	424,287	18,953
Fulton Financial Corp.	1,710,137	18,948
Iberiabank Corp.	301,975	18,876
^ Lexington Realty Trust	1,918,763	18,785
UMB Financial Corp.	343,944	18,762
PrivateBancorp Inc.	627,243	18,761
* Kite Realty Group Trust	764,328	18,527
Bank of the Ozarks Inc.	587,498	18,518
Washington Federal Inc.	906,226	18,451
United Bankshares Inc.	588,182	18,192
Glimcher Realty Trust	1,323,652	17,922
EastGroup Properties Inc.	292,016	17,693
Invesco Mortgage Capital Inc.	1,121,021	17,622
Glacier Bancorp Inc.	678,156	17,537
Erie Indemnity Co. Class A	225,991	17,132
Susquehanna Bancshares Inc.	1,709,298	17,093

First Industrial Realty Trust Inc.	1,006,558	17,021
Kennedy-Wilson Holdings Inc.	709,248	16,994
* St. Joe Co.	849,448	16,930
* Western Alliance Bancorp	706,747	16,891
Valley National Bancorp	1,734,996	16,812
Cathay General Bancorp	674,732	16,754
Mercury General Corp.	336,555	16,427
Santander Consumer USA Holdings Inc.	921,781	16,417
Financial Engines Inc.	475,313	16,263
Chambers Street Properties	2,157,594	16,247
DuPont Fabros Technology Inc.	597,048	16,144
MB Financial Inc.	579,356	16,037
American Equity Investment Life Holding Co.	694,302	15,886
First Financial Bankshares Inc.	570,168	15,845
BancorpSouth Inc.	785,314	15,816
Hatteras Financial Corp.	878,804	15,783
National Health Investors Inc.	272,913	15,594
Kemper Corp.	455,599	15,559
Home BancShares Inc.	526,679	15,490
Washington REIT	606,743	15,399
Evercore Partners Inc. Class A	326,077	15,326
New York REIT Inc.	1,487,564	15,292
Potlatch Corp.	378,738	15,229
Equity One Inc.	699,325	15,126
Newcastle Investment Corp.	1,189,149	15,078
New Residential Investment Corp.	2,570,043	14,983
* Altisource Portfolio Solutions SA	147,975	14,916
Brixmor Property Group Inc.	669,629	14,906
Acadia Realty Trust	537,480	14,824
Platinum Underwriters Holdings Ltd.	241,240	14,684
PennyMac Mortgage Investment Trust	683,084	14,638
RLI Corp.	336,942	14,586
Alexander & Baldwin Inc.	405,346	14,580
Mack-Cali Realty Corp.	761,677	14,556
* First Cash Financial Services Inc.	259,194	14,510
Chesapeake Lodging Trust	493,971	14,399
Trustmark Corp.	619,537	14,271
Parkway Properties Inc.	755,765	14,193
Capitol Federal Financial Inc.	1,189,895	14,065
EverBank Financial Corp.	791,892	13,985
First Citizens BancShares Inc. Class A	64,472	13,967
Government Properties Income Trust	636,081	13,937
* Enstar Group Ltd.	102,055	13,912
PS Business Parks Inc.	181,376	13,810
Home Loan Servicing Solutions Ltd.	646,720	13,704
International Bancshares Corp.	533,587	13,161
Blackstone Mortgage Trust Inc. Class A	485,272	13,151
Education Realty Trust Inc.	1,276,280	13,120
Artisan Partners Asset Management Inc. Class A	251,490	13,090
Interactive Brokers Group Inc.	520,102	12,977
BOK Financial Corp.	194,225	12,912
ARMOUR Residential REIT Inc.	3,315,230	12,764
Altisource Residential Corp.	530,615	12,735
Hudson Pacific Properties Inc.	514,693	12,692
CVB Financial Corp.	883,738	12,682
* Hilltop Holdings Inc.	631,132	12,654
Old National Bancorp	973,429	12,625

South State Corp.	225,255	12,596
Community Bank System Inc.	374,580	12,582
Pennsylvania REIT	630,247	12,567
Redwood Trust Inc.	756,320	12,540
CYS Investments Inc.	1,492,106	12,295
LTC Properties Inc.	332,916	12,281
Argo Group International Holdings Ltd.	242,670	12,209
Columbia Banking System Inc.	486,773	12,077
Retail Opportunity Investments Corp.	818,303	12,029
* MBIA Inc.	1,284,157	11,789
BGC Partners Inc. Class A	1,581,360	11,750
Cash America International Inc.	266,003	11,651
Selective Insurance Group Inc.	525,347	11,631
Greenhill & Co. Inc.	248,863	11,570
Ramco-Gershenson Properties Trust	709,180	11,524
Hersha Hospitality Trust Class A	1,804,213	11,493
Alexander's Inc.	30,712	11,484
Virtus Investment Partners Inc.	66,102	11,482
* PHH Corp.	505,337	11,299
* WisdomTree Investments Inc.	987,427	11,237
Sabra Health Care REIT Inc.	460,490	11,199
First Midwest Bancorp Inc.	695,493	11,190
Westamerica Bancorporation	237,368	11,042
American Assets Trust Inc.	333,830	11,006
Montpelier Re Holdings Ltd.	353,820	11,000
Capstead Mortgage Corp.	892,770	10,928
Horace Mann Educators Corp.	381,803	10,885
Pinnacle Financial Partners Inc.	301,144	10,871
BBCN Bancorp Inc.	745,036	10,870
Northwest Bancshares Inc.	887,003	10,733
^ AmTrust Financial Services Inc.	268,517	10,692
TFS Financial Corp.	730,036	10,454
Empire State Realty Trust Inc.	695,882	10,452
* Credit Acceptance Corp.	82,748	10,432
STAG Industrial Inc.	503,259	10,422
National Penn Bancshares Inc.	1,043,940	10,137
FelCor Lodging Trust Inc.	1,058,738	9,910
* Encore Capital Group Inc.	221,953	9,835
Astoria Financial Corp.	791,627	9,808
* iStar Financial Inc.	714,978	9,652
Starwood Waypoint Residential Trust	366,030	9,520
Associated Estates Realty Corp.	539,227	9,442
Sterling Bancorp	736,140	9,415
Franklin Street Properties Corp.	835,929	9,379
CNA Financial Corp.	245,391	9,332
Boston Private Financial Holdings Inc.	749,985	9,292
* Ambac Financial Group Inc.	414,964	9,171
Park National Corp.	121,103	9,134
Union Bankshares Corp.	394,686	9,117
American Capital Mortgage Investment Corp.	479,545	9,025
NBT Bancorp Inc.	397,926	8,961
* Greenlight Capital Re Ltd. Class A	274,408	8,894
Nelnet Inc. Class A	205,676	8,863
National General Holdings Corp.	523,407	8,840
American National Insurance Co.	78,334	8,805
HFF Inc. Class A	303,677	8,791
Summit Hotel Properties Inc.	815,194	8,788

	First Financial Bancorp	540,767	8,560
*	KCG Holdings Inc. Class A	835,962	8,468
*	BofI Holding Inc.	115,800	8,420
	WesBanco Inc.	272,193	8,326
	Provident Financial Services Inc.	504,502	8,259
	Select Income REIT	342,422	8,235
	First Commonwealth Financial Corp.	976,799	8,195
	Chemical Financial Corp.	303,555	8,163
	Independent Bank Corp.	227,453	8,125
	National Bank Holdings Corp. Class A	424,464	8,116
*	Eagle Bancorp Inc.	253,898	8,079
	ViewPoint Financial Group Inc.	336,066	8,045
	Investors Real Estate Trust	1,042,969	8,031
	Renasant Corp.	295,656	7,997
	Inland Real Estate Corp.	801,432	7,942
*	Capital Bank Financial Corp.	331,199	7,909
*,^ Walter Investment Management Corp.		353,346	7,756
*	Piper Jaffray Cos.	148,091	7,736
	Infinity Property & Casualty Corp.	119,271	7,635
	CyrusOne Inc.	314,096	7,551
	AMERISAFE Inc.	189,848	7,425
	City Holding Co.	174,340	7,345
	Banner Corp.	189,908	7,306
	First Potomac Realty Trust	621,212	7,299
	Safety Insurance Group Inc.	134,165	7,233
	S&T Bancorp Inc.	308,203	7,230
	Ashford Hospitality Trust Inc.	705,351	7,209
	Hanmi Financial Corp.	357,155	7,200
	Wilshire Bancorp Inc.	778,672	7,187
	CoreSite Realty Corp.	218,269	7,175
*,^ World Acceptance Corp.		104,702	7,067
*,^ Nationstar Mortgage Holdings Inc.		202,588	6,937
	Cohen & Steers Inc.	180,397	6,934
	Anworth Mortgage Asset Corp.	1,437,332	6,885
^	Southside Bancshares Inc.	207,051	6,884
	OFG Bancorp	459,491	6,883
	Simmons First National Corp. Class A	178,035	6,858
*	Navigators Group Inc.	108,827	6,693
	Saul Centers Inc.	141,613	6,619
*	Springleaf Holdings Inc.	207,033	6,611
	Excel Trust Inc.	561,140	6,605
	First Merchants Corp.	321,797	6,504
	Northfield Bancorp Inc.	475,529	6,477
	Ameris Bancorp	292,968	6,431
*	Investment Technology Group Inc.	405,310	6,388
	United Community Banks Inc.	388,019	6,387
	United Fire Group Inc.	227,829	6,327
*	Actua Corp.	394,201	6,315
*	Forestar Group Inc.	352,787	6,251
	Resource Capital Corp.	1,278,975	6,229
	TrustCo Bank Corp. NY	962,486	6,198
	Apollo Commercial Real Estate Finance Inc.	394,508	6,198
	Maiden Holdings Ltd.	554,652	6,146
*	Third Point Reinsurance Ltd.	419,226	6,100
	Brookline Bancorp Inc.	706,875	6,044
	Community Trust Bancorp Inc.	179,364	6,032
	Flushing Financial Corp.	329,836	6,026

Universal Health Realty Income Trust	142,404	5,935
Aviv REIT Inc.	224,924	5,927
Employers Holdings Inc.	305,877	5,888
Berkshire Hills Bancorp Inc.	250,343	5,881
RCS Capital Corp. Class A	261,114	5,880
* Green Dot Corp. Class A	277,042	5,857
Talmer Bancorp Inc. Class A	423,408	5,856
* Essent Group Ltd.	273,229	5,850
United Financial Bancorp Inc.	459,633	5,833
FBL Financial Group Inc. Class A	129,983	5,810
Gramercy Property Trust Inc.	1,006,211	5,796
Oritani Financial Corp.	408,574	5,757
* Ladenburg Thalmann Financial Services Inc.	1,352,602	5,735
Lakeland Financial Corp.	152,765	5,729
State Bank Financial Corp.	351,291	5,705
National Western Life Insurance Co. Class A	22,924	5,662
Stewart Information Services Corp.	191,829	5,630
^ New York Mortgage Trust Inc.	777,609	5,622
Apollo Residential Mortgage Inc.	362,374	5,591
Getty Realty Corp.	327,469	5,567
Urstadt Biddle Properties Inc. Class A	273,400	5,550
Sandy Spring Bancorp Inc.	240,745	5,511
FXCM Inc. Class A	343,697	5,448
AG Mortgage Investment Trust Inc.	301,130	5,360
* Customers Bancorp Inc.	298,337	5,358
Western Asset Mortgage Capital Corp.	362,384	5,356
Silver Bay Realty Trust Corp.	329,236	5,337
* Ezcorp Inc. Class A	522,511	5,178
BancFirst Corp.	81,711	5,112
Chatham Lodging Trust	220,861	5,097
Central Pacific Financial Corp.	283,468	5,083
Rouse Properties Inc.	306,515	4,956
Winthrop Realty Trust	324,359	4,888
WSFS Financial Corp.	68,234	4,886
Monmouth Real Estate Investment Corp.	475,521	4,812
* Beneficial Mutual Bancorp Inc.	370,435	4,734
* Safeguard Scientifics Inc.	257,112	4,731
First Interstate BancSystem Inc.	176,454	4,688
Tompkins Financial Corp.	105,919	4,669
Terreno Realty Corp.	246,103	4,634
Cardinal Financial Corp.	270,597	4,619
* PICO Holdings Inc.	230,007	4,589
RAIT Financial Trust	611,270	4,542
Washington Trust Bancorp Inc.	137,637	4,541
* Phoenix Cos. Inc.	79,381	4,450
Dime Community Bancshares Inc.	303,692	4,373
Physicians Realty Trust	316,992	4,349
* eHealth Inc.	178,905	4,317
* First BanCorp	906,470	4,306
Agree Realty Corp.	155,615	4,261
* Yadkin Financial Corp.	232,991	4,231
Southwest Bancorp Inc.	257,541	4,224
TPG Specialty Lending Inc.	263,410	4,217
* Tejon Ranch Co.	150,176	4,211
* Metro Bancorp Inc.	173,314	4,203
Heritage Financial Corp.	264,719	4,193
Campus Crest Communities Inc.	649,346	4,156

Great Southern Bancorp Inc.	136,772	4,150
* American Residential Properties Inc.	225,478	4,135
Stock Yards Bancorp Inc.	136,689	4,114
GAMCO Investors Inc.	54,697	3,869
Federated National Holding Co.	137,066	3,850
First Financial Corp.	122,248	3,784
Arlington Asset Investment Corp. Class A	147,939	3,759
OmniAmerican Bancorp Inc.	144,279	3,750
MainSource Financial Group Inc.	216,614	3,737
Towne Bank	269,800	3,664
Univest Corp. of Pennsylvania	194,443	3,646
Bank Mutual Corp.	562,745	3,607
GFI Group Inc.	664,503	3,595
German American Bancorp Inc.	138,684	3,579
Park Sterling Corp.	537,437	3,563
Rexford Industrial Realty Inc.	254,070	3,516
Cedar Realty Trust Inc.	593,283	3,500
Arrow Financial Corp.	139,385	3,494
Suffolk Bancorp	178,686	3,468
* Preferred Bank	152,545	3,435
* Tree.com Inc.	95,674	3,434
CoBiz Financial Inc.	306,991	3,432
Universal Insurance Holdings Inc.	265,427	3,432
QTS Realty Trust Inc. Class A	112,816	3,424
AmREIT Inc.	148,993	3,422
National Interstate Corp.	122,385	3,415
First Bancorp	210,098	3,366
* First NBC Bank Holding Co.	102,154	3,346
First Busey Corp.	598,809	3,335
* Bancorp Inc.	388,070	3,334
OneBeacon Insurance Group Ltd. Class A	214,646	3,308
* Kearny Financial Corp.	245,136	3,268
Guaranty Bancorp	241,674	3,265
Republic Bancorp Inc. Class A	137,020	3,246
* Cowen Group Inc. Class A	863,393	3,238
Intervest Bancshares Corp. Class A	337,825	3,230
1st United Bancorp Inc.	377,442	3,216
1st Source Corp.	112,377	3,201
State Auto Financial Corp.	155,955	3,199
Federal Agricultural Mortgage Corp.	99,063	3,184
Bryn Mawr Bank Corp.	111,971	3,172
Westwood Holdings Group Inc.	55,284	3,134
Mercantile Bank Corp.	163,529	3,115
Financial Institutions Inc.	137,772	3,097
HCI Group Inc.	84,236	3,032
* NewStar Financial Inc.	265,603	2,985
Meadowbrook Insurance Group Inc.	510,170	2,984
Dynex Capital Inc.	368,583	2,978
OceanFirst Financial Corp.	184,779	2,940
Centerstate Banks Inc.	283,303	2,932
* HomeTrust Bancshares Inc.	200,027	2,922
ConnectOne Bancorp Inc.	153,198	2,918
Seacoast Banking Corp. of Florida	264,462	2,891
One Liberty Properties Inc.	142,114	2,875
RE/MAX Holdings Inc.	96,568	2,871
Diamond Hill Investment Group Inc.	23,295	2,866
West Bancorporation Inc.	202,142	2,856

	Heartland Financial USA Inc.	119,199	2,846
*	Flagstar Bancorp Inc.	169,085	2,846
	Whitestone REIT	202,338	2,821
	Heritage Commerce Corp.	341,159	2,801
	First Connecticut Bancorp Inc.	192,907	2,797
*	CareTrust REIT Inc.	194,626	2,783
	Ashford Hospitality Prime Inc.	181,833	2,769
	Ares Commercial Real Estate Corp.	235,374	2,752
	Gladstone Commercial Corp.	160,223	2,722
*	Citizens Inc. Class A	411,617	2,659
*	Meridian Bancorp Inc.	250,510	2,645
	Fidelity Southern Corp.	192,465	2,637
	Baldwin & Lyons Inc.	106,743	2,637
*	Sun Bancorp Inc.	144,799	2,622
*	Franklin Financial Corp.	138,895	2,585
	Hudson Valley Holding Corp.	141,254	2,564
*	INTL. FCStone Inc.	147,687	2,558
*	Walker & Dunlop Inc.	192,348	2,556
	Oppenheimer Holdings Inc. Class A	126,208	2,556
*	Global Indemnity plc	101,226	2,554
	United Development Funding IV	128,452	2,546
	BNC Bancorp	161,347	2,527
*	NewBridge Bancorp	332,230	2,522
	Consolidated-Tomoka Land Co.	50,997	2,502
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	179,678	2,483
	Lakeland Bancorp Inc.	253,684	2,476
	First Financial Northwest Inc.	241,916	2,470
	Camden National Corp.	70,176	2,456
*	North Valley Bancorp	113,058	2,440
	Trico Bancshares	107,158	2,424
*	BBX Capital Corp.	137,883	2,403
*	Bridge Capital Holdings	105,445	2,398
	Heritage Oaks Bancorp	337,715	2,364
	Peoples Bancorp Inc.	98,795	2,346
	Calamos Asset Management Inc. Class A	204,821	2,308
	Waterstone Financial Inc.	198,818	2,296
*	Orrstown Financial Services Inc.	140,635	2,294
	Westfield Financial Inc.	318,650	2,250
	CatchMark Timber Trust Inc. Class A	203,423	2,230
*	BSB Bancorp Inc.	120,008	2,211
	United Community Financial Corp.	472,235	2,210
	Capital City Bank Group Inc.	162,936	2,206
*	Ladder Capital Corp. Class A	112,536	2,127
*,^ FBR & Co.		76,910	2,117
*	Pacific Mercantile Bancorp	303,605	2,116
	Independent Bank Corp.	176,103	2,099
	Northrim BanCorp Inc.	79,350	2,097
	Macatawa Bank Corp.	430,909	2,068
	Citizens & Northern Corp.	108,196	2,056
*	Pacific Premier Bancorp Inc.	145,897	2,050
	Territorial Bancorp Inc.	100,687	2,043
*	Riverview Bancorp Inc.	508,380	2,028
	Pzena Investment Management Inc. Class A	209,705	2,003
	BankFinancial Corp.	191,153	1,984
	JAVELIN Mortgage Investment Corp.	164,346	1,974
*	MBT Financial Corp.	400,225	1,925
	CorEnergy Infrastructure Trust Inc.	256,728	1,920

* CommunityOne Bancorp	217,063	1,915
First of Long Island Corp.	54,732	1,886
Crawford & Co. Class B	225,836	1,863
First Community Bancshares Inc.	129,850	1,856
Unity Bancorp Inc.	192,148	1,850
MutualFirst Financial Inc.	81,209	1,827
Arbor Realty Trust Inc.	269,555	1,817
EMC Insurance Group Inc.	62,845	1,815
* PennyMac Financial Services Inc. Class A	122,256	1,791
Enterprise Financial Services Corp.	105,366	1,762
Simplicity Bancorp Inc.	104,542	1,756
* Hampton Roads Bankshares Inc.	1,143,522	1,750
Kansas City Life Insurance Co.	39,413	1,748
National Bankshares Inc.	61,756	1,714
Marlin Business Services Corp.	93,198	1,707
HomeStreet Inc.	99,708	1,704
* SWS Group Inc.	247,013	1,702
First Bancorp Inc.	98,386	1,640
Meta Financial Group Inc.	45,812	1,615
American National Bankshares Inc.	69,327	1,577
First South Bancorp Inc.	192,141	1,549
Peoples Financial Services Corp.	33,369	1,535
United Insurance Holdings Corp.	101,841	1,528
Donegal Group Inc. Class B	63,194	1,499
CNB Financial Corp.	94,941	1,491
Peoples Federal Bancshares Inc.	74,488	1,490
Century Bancorp Inc. Class A	42,974	1,488
* Republic First Bancorp Inc.	380,930	1,482
Penns Woods Bancorp Inc.	35,042	1,481
Timberland Bancorp Inc.	138,776	1,460
UMH Properties Inc.	153,545	1,459
Manning & Napier Inc.	86,766	1,457
Pulaski Financial Corp.	125,963	1,449
Cape Bancorp Inc.	150,272	1,417
Moelis & Co.	41,436	1,415
* Cascade Bancorp	279,291	1,410
Merchants Bancshares Inc.	49,985	1,409
* AV Homes Inc.	95,804	1,404
Banc of California Inc.	120,543	1,402
Clifton Bancorp Inc.	110,563	1,392
* Farmers Capital Bank Corp.	61,084	1,376
MicroFinancial Inc.	170,198	1,372
* Imperial Holdings Inc.	210,713	1,359
Donegal Group Inc. Class A	86,599	1,330
* Regional Management Corp.	74,054	1,329
TF Financial Corp.	31,291	1,298
Provident Financial Holdings Inc.	88,141	1,286
Heritage Financial Group Inc.	63,561	1,283
ESSA Bancorp Inc.	112,328	1,269
* Asta Funding Inc.	154,316	1,267
First Defiance Financial Corp.	46,822	1,265
AmeriServ Financial Inc.	380,876	1,253
Independent Bank Group Inc.	26,310	1,248
Bank of Kentucky Financial Corp.	26,267	1,214
* Security National Financial Corp. Class A	243,823	1,212
* Southcoast Financial Corp.	167,773	1,191
Bank of Commerce Holdings	193,871	1,190

	JMP Group Inc.	188,890	1,184
	Fox Chase Bancorp Inc.	71,832	1,172
	Pacific Continental Corp.	90,920	1,168
	Peoples Bancorp of North Carolina Inc.	68,148	1,150
	Peapack Gladstone Financial Corp.	65,450	1,145
	ESB Financial Corp.	97,162	1,135
*	NMI Holdings Inc. Class A	130,534	1,129
	Old Line Bancshares Inc.	71,941	1,114
	Bridge Bancorp Inc.	45,492	1,076
*	First United Corp.	132,833	1,059
*	United Security Bancshares	189,399	1,055
	New Hampshire Thrift Bancshares Inc.	67,166	1,046
	Bank of Marin Bancorp	22,700	1,042
*	Community Bankers Trust Corp.	236,942	1,035
	Gain Capital Holdings Inc.	150,633	960
	Stonegate Bank	36,523	940
*	Nicholas Financial Inc.	80,638	935
*	Consumer Portfolio Services Inc.	145,525	933
	Chicopee Bancorp Inc.	61,671	915
	Sierra Bancorp	54,048	906
	Fidelity & Guaranty Life	42,149	900
*	Carolina Bank Holdings Inc.	86,992	872
*	Blue Hills Bancorp Inc.	62,819	824
	Armada Hoffler Properties Inc.	90,555	822
	Ames National Corp.	36,005	805
*	Home Bancorp Inc.	35,232	800
	Ohio Valley Banc Corp.	34,561	798
	BCB Bancorp Inc.	57,260	762
	Hawthorn Bancshares Inc.	55,060	757
*,^ Doral Financial Corp.		112,414	746
*	Hallmark Financial Services Inc.	72,188	744
	US Global Investors Inc. Class A	208,904	742
	Citizens Community Bancorp Inc.	83,110	739
	Independence Holding Co.	55,494	738
*	JG Wentworth Co.	59,197	733
*	Marcus & Millichap Inc.	23,874	722
	Charter Financial Corp.	66,613	713
	Ocean Shore Holding Co.	49,411	711
*	Summit Financial Group Inc.	68,467	700
	Louisiana Bancorp Inc.	34,271	697
*	American River Bankshares	73,281	671
	Oak Valley Bancorp	66,347	667
	Middleburg Financial Corp.	37,520	666
	Urstadt Biddle Properties Inc.	38,700	665
	Investors Title Co.	8,837	647
*	HMN Financial Inc.	46,647	616
	Preferred Apartment Communities Inc. Class A	73,077	608
*	Maui Land & Pineapple Co. Inc.	105,022	599
*	ASB Bancorp Inc.	29,456	594
*	TriState Capital Holdings Inc.	64,720	587
*	Shore Bancshares Inc.	62,823	565
	C&F Financial Corp.	16,875	561
*	Old Second Bancorp Inc.	114,695	552
*	Atlantic Coast Financial Corp.	132,263	540
	Bar Harbor Bankshares	18,271	529
*	Colony Bankcorp Inc.	80,138	527
	Sotherly Hotels Inc.	67,221	524

^ Orchid Island Capital Inc.	39,267	521
Independence Realty Trust Inc.	52,859	512
Prudential Bancorp Inc.	40,539	494
Norwood Financial Corp.	16,139	463
Parke Bancorp Inc.	43,170	455
* Eastern Virginia Bankshares Inc.	71,522	445
* Square 1 Financial Inc. Class A	23,086	444
* CU Bancorp	23,558	443
Guaranty Federal Bancshares Inc.	36,149	443
* 1st Constitution Bancorp	43,079	442
Citizens Holding Co.	22,634	434
Southern National Bancorp of Virginia Inc.	36,675	425
MidSouth Bancorp Inc.	22,630	423
MidWestOne Financial Group Inc.	18,299	421
CIM Commercial Trust Corp.	17,934	396
* Opus Bank	12,897	395
* Stratus Properties Inc.	27,859	390
* First Acceptance Corp.	154,508	385
Ellington Residential Mortgage REIT	22,777	369
Hampden Bancorp Inc.	21,407	368
Horizon Bancorp	15,768	363
HF Financial Corp.	26,106	351
* Stonegate Mortgage Corp.	26,981	350
Central Valley Community Bancorp	29,999	344
Premier Financial Bancorp Inc.	23,038	337
FedFirst Financial Corp.	15,441	336
* Bear State Financial Inc.	36,314	327
Monarch Financial Holdings Inc.	24,926	313
Federal Agricultural Mortgage Corp. Class A	12,788	310
* BRT Realty Trust	40,439	303
Cherry Hill Mortgage Investment Corp.	15,908	297
* QC Holdings Inc.	158,879	294
Five Oaks Investment Corp.	27,884	293
NB&T Financial Group Inc.	9,807	291
First Citizens Banc Corp.	29,098	290
CIFC Corp.	32,062	290
SB Financial Group Inc.	31,319	283
ZAIS Financial Corp.	16,412	283
* Health Insurance Innovations Inc. Class A	25,510	275
Codorus Valley Bancorp Inc.	13,006	266
* Xenith Bankshares Inc.	40,283	259
Farmland Partners Inc.	23,174	255
* Atlas Financial Holdings Inc.	18,353	254
First Savings Financial Group Inc.	9,746	243
* FCB Financial Holdings Inc. Class A	10,639	242
First Bancshares Inc.	16,469	239
Cheviot Financial Corp.	17,998	229
* Anchor Bancorp Inc.	10,700	217
Two River Bancorp	26,479	214
Union Bankshares Inc.	8,739	212
Resource America Inc. Class A	22,063	205
Farmers National Banc Corp.	25,317	202
Georgetown Bancorp Inc.	12,400	200
First Clover Leaf Financial Corp.	21,799	198
Old Point Financial Corp.	12,862	195
* Atlanticus Holdings Corp.	91,683	172
United Bancshares Inc.	11,489	172

SI Financial Group Inc.	15,247	171
Valley Financial Corp.	13,798	169
* Select Bancorp Inc.	21,884	166
Enterprise Bancorp Inc.	8,480	160
* Central Federal Corp.	119,516	159
* First Security Group Inc.	79,542	157
* Impac Mortgage Holdings Inc.	24,416	154
First Marblehead Corp.	53,450	152
* Fortegra Financial Corp.	15,079	149
* Southern First Bancshares Inc.	10,419	145
Blue Capital Reinsurance Holdings Ltd.	7,948	141
Wolverine Bancorp Inc.	5,954	139
* Royal Bancshares of Pennsylvania Inc.	82,493	133
Trade Street Residential Inc.	18,255	130
IF Bancorp Inc.	7,557	128
* InterGroup Corp.	6,300	123
Gladstone Land Corp.	10,086	121
Life Partners Holdings Inc.	59,239	118
Glen Burnie Bancorp	9,147	115
Owens Realty Mortgage Inc.	7,900	113
Bluerock Residential Growth REIT Inc.	8,394	109
Access National Corp.	6,234	101
* Hamilton Bancorp Inc.	7,058	94
Greene County Bancorp Inc.	3,483	94
LaPorte Bancorp Inc.	8,278	93
Silvercrest Asset Management Group Inc. Class A	6,683	91
FS Bancorp Inc.	5,340	90
* Magyar Bancorp Inc.	10,365	88
* Severn Bancorp Inc.	19,055	86
United Community Bancorp	7,174	86
First Business Financial Services Inc.	1,948	86
Sussex Bancorp	8,387	83
Peoples Financial Corp.	6,186	82
* First Financial Service Corp.	22,276	81
* Naugatuck Valley Financial Corp.	10,037	78
United Bancorp Inc.	9,360	76
Southwest Georgia Financial Corp.	5,535	74
Bank of South Carolina Corp.	4,282	64
Kentucky First Federal Bancorp	7,514	61
* Supertel Hospitality Inc.	26,365	59
Eagle Bancorp Montana Inc.	5,462	59
First Internet Bancorp	3,602	58
* Manhattan Bridge Capital Inc.	20,125	56
* 1st Century Bancshares Inc.	8,013	56
Northeast Community Bancorp Inc.	8,054	56
City Office REIT Inc.	3,344	45
Oconee Federal Financial Corp.	2,383	41
Madison County Financial Inc.	2,107	41
QCR Holdings Inc.	2,200	39
* Tiptree Financial Inc. Class A	4,672	39
* First Capital Bancorp Inc.	8,224	37
* Tejon Ranch Co. Warrants Exp. 08/31/2016	17,984	37
Salisbury Bancorp Inc.	1,341	36
* Malvern Bancorp Inc.	3,103	35
* 1347 Property Insurance Holdings Inc.	4,128	32
Fauquier Bankshares Inc.	1,931	31
* Jacksonville Bancorp Inc.	2,692	29

Community West Bancshares	4,500	27
* Porter Bancorp Inc.	26,941	27
* Patriot National Bancorp Inc.	14,790	26
Mackinac Financial Corp.	2,200	25
Chemung Financial Corp.	800	22
* Heritage Insurance Holdings Inc.	1,484	22
Mid Penn Bancorp Inc.	1,384	22
LCNB Corp.	1,404	21
Hingham Institution for Savings	229	19
ACNB Corp.	948	18
First West Virginia Bancorp	916	18
Griffin Land & Nurseries Inc.	600	17
* State Investors Bancorp Inc.	1,013	17
River Valley Bancorp	769	16
* Polonia Bancorp Inc.	1,200	12
First Capital Inc.	511	12
* Colonial Financial Services Inc.	800	11
* A-Mark Precious Metals Inc.	875	10
Elmira Savings Bank	431	10
* SP Bancorp Inc.	300	9
Auburn National Bancorporation Inc.	359	9
Baylake Corp.	655	8
Ameriana Bancorp	500	7
CKX Lands Inc.	399	6
Summit State Bank	400	5
* Presidential Realty Corp. Class B	46,000	5
* Transcontinental Realty Investors Inc.	400	4
* Siebert Financial Corp.	1,836	4
* Village Bank and Trust Financial Corp.	150	3
LNB Bancorp Inc.	200	3
* Broadway Financial Corp.	1,800	3
Lake Shore Bancorp Inc.	200	3
Oneida Financial Corp.	194	3
Stewardship Financial Corp.	400	2
WashingtonFirst Bankshares Inc.	105	2
* Bankwell Financial Group Inc.	83	2
* Investar Holding Corp.	100	1
* American Spectrum Realty Inc.	100	—
		8,599,344
Health Care (11.8%)
* Illumina Inc.	1,268,739	207,972
* HCA Holdings Inc.	2,764,074	194,923
* BioMarin Pharmaceutical Inc.	1,347,728	97,252
* Endo International plc	1,402,799	95,867
* Salix Pharmaceuticals Ltd.	582,534	91,015
* Henry Schein Inc.	772,602	89,985
* Jazz Pharmaceuticals plc	550,098	88,324
* Medivation Inc.	702,562	69,462
* Incyte Corp.	1,401,265	68,732
Cooper Cos. Inc.	439,792	68,498
* Pharmacyclics Inc.	582,845	68,443
* Mettler-Toledo International Inc.	263,653	67,529
^ ResMed Inc.	1,276,599	62,898
* Community Health Systems Inc.	1,049,817	57,519
* Alkermes plc	1,335,384	57,248
* United Therapeutics Corp.	433,888	55,820
Omnicare Inc.	891,203	55,486

*	IDEXX Laboratories Inc.	457,817	53,945
*	Hologic Inc.	2,200,830	53,546
*	Brookdale Senior Living Inc.	1,657,783	53,414
*	MEDNAX Inc.	912,926	50,047
*	Alnylam Pharmaceuticals Inc.	601,252	46,958
*	Cubist Pharmaceuticals Inc.	689,750	45,758
*	athenahealth Inc.	345,712	45,527
*	Centene Corp.	533,466	44,123
*	Puma Biotechnology Inc.	184,346	43,979
*	Isis Pharmaceuticals Inc.	1,074,375	41,718
*	Covance Inc.	514,903	40,523
	Teleflex Inc.	377,005	39,601
*	Sirona Dental Systems Inc.	504,024	38,649
*	Team Health Holdings Inc.	643,293	37,305
*	Envision Healthcare Holdings Inc.	1,050,878	36,444
*	Align Technology Inc.	662,203	34,223
*	Seattle Genetics Inc.	915,453	34,037
*	Quintiles Transnational Holdings Inc.	604,577	33,723
*	Health Net Inc.	731,341	33,722
*	Pacira Pharmaceuticals Inc.	330,087	31,992
	Techne Corp.	337,083	31,534
*	PAREXEL International Corp.	498,482	31,449
*	VCA Inc.	785,244	30,884
	HealthSouth Corp.	798,851	29,478
	STERIS Corp.	540,360	29,158
	West Pharmaceutical Services Inc.	643,579	28,807
*	LifePoint Hospitals Inc.	412,979	28,574
*	Cepheid	647,716	28,519
*	Alere Inc.	711,294	27,584
*,^ Myriad Genetics Inc.		693,035	26,730
*	Intercept Pharmaceuticals Inc.	110,555	26,167
*	DexCom Inc.	651,542	26,055
*	Charles River Laboratories International Inc.	425,157	25,399
*	WellCare Health Plans Inc.	399,604	24,112
*	Akorn Inc.	656,252	23,802
*	NPS Pharmaceuticals Inc.	895,511	23,283
*	Medidata Solutions Inc.	492,068	21,794
	Hill-Rom Holdings Inc.	522,585	21,651
*	Bio-Rad Laboratories Inc. Class A	188,776	21,407
*	Allscripts Healthcare Solutions Inc.	1,542,350	20,691
*	Avanir Pharmaceuticals Inc.	1,730,549	20,628
*	Acadia Healthcare Co. Inc.	416,854	20,217
*	Insulet Corp.	518,391	19,103
*	Bruker Corp.	1,021,984	18,922
	Owens & Minor Inc.	574,269	18,802
*	Amsurg Corp.	375,155	18,777
*	Air Methods Corp.	328,846	18,267
*,^ OPKO Health Inc.		2,091,812	17,801
*	ACADIA Pharmaceuticals Inc.	718,443	17,789
*	MWI Veterinary Supply Inc.	118,502	17,586
*	Haemonetics Corp.	468,339	16,354
	Chemed Corp.	157,422	16,199
*	IMS Health Holdings Inc.	610,531	15,990
*	Prestige Brands Holdings Inc.	481,497	15,586
*	HMS Holdings Corp.	811,914	15,305
*	NuVasive Inc.	433,879	15,129
*,^ Exact Sciences Corp.		764,608	14,818

*	Impax Laboratories Inc.	607,940	14,414
*	Ironwood Pharmaceuticals Inc. Class A	1,110,568	14,387
*	Wright Medical Group Inc.	467,800	14,174
*	Magellan Health Inc.	258,070	14,124
*	Nektar Therapeutics	1,161,082	14,014
*,^ MannKind Corp.		2,354,667	13,916
*	Thoratec Corp.	512,667	13,704
*	Synageva BioPharma Corp.	198,222	13,634
*	Neogen Corp.	341,142	13,475
*	Medicines Co.	592,077	13,215
*	Acorda Therapeutics Inc.	387,674	13,134
*	Auxilium Pharmaceuticals Inc.	433,809	12,949
*	Dyax Corp.	1,266,407	12,816
^	Theravance Inc.	729,826	12,473
*	Cyberonics Inc.	242,425	12,402
*	Clovis Oncology Inc.	269,745	12,236
*	Ultragenyx Pharmaceutical Inc.	215,353	12,189
*	Globus Medical Inc.	602,813	11,857
*	Receptos Inc.	189,848	11,791
*,^ Keryx Biopharmaceuticals Inc.		856,426	11,776
	Kindred Healthcare Inc.	597,598	11,593
*	Molina Healthcare Inc.	268,832	11,372
*	MedAssets Inc.	547,304	11,340
*	HeartWare International Inc.	144,742	11,236
*	Lannett Co. Inc.	243,466	11,122
*	Integra LifeSciences Holdings Corp.	222,993	11,069
	Cantel Medical Corp.	315,498	10,847
*	Celldex Therapeutics Inc.	824,345	10,684
	Select Medical Holdings Corp.	876,444	10,544
*	Spectranetics Corp.	388,544	10,324
*	Neurocrine Biosciences Inc.	655,003	10,264
*	ExamWorks Group Inc.	310,564	10,171
	Abaxis Inc.	198,032	10,042
*	Greatbatch Inc.	230,247	9,811
*	Masimo Corp.	453,784	9,657
*	Anacor Pharmaceuticals Inc.	394,238	9,647
*	Veeva Systems Inc. Class A	336,152	9,469
*,^ ARIAD Pharmaceuticals Inc.		1,747,031	9,434
	CONMED Corp.	255,004	9,394
*	Omnicell Inc.	338,398	9,248
*	Aegerion Pharmaceuticals Inc.	273,912	9,143
*	Novavax Inc.	2,188,954	9,128
*	Premier Inc. Class A	272,736	8,962
*	Halozyme Therapeutics Inc.	966,251	8,793
*	Arena Pharmaceuticals Inc.	2,075,123	8,695
*	Natus Medical Inc.	294,332	8,686
*	Portola Pharmaceuticals Inc.	343,300	8,679
*	ImmunoGen Inc.	805,171	8,527
*	Depomed Inc.	552,376	8,391
*	Achillion Pharmaceuticals Inc.	835,591	8,339
*	ICU Medical Inc.	129,304	8,299
*	Ligand Pharmaceuticals Inc.	176,172	8,278
*	ABIOMED Inc.	332,910	8,266
*	Chimerix Inc.	284,707	7,864
*	Quidel Corp.	288,145	7,742
*,^ Merrimack Pharmaceuticals Inc.		879,866	7,725
*	Tornier NV	315,875	7,549

*	Luminex Corp.	384,165	7,491
*	Sarepta Therapeutics Inc.	352,786	7,444
	Analogic Corp.	115,917	7,414
*	IPC The Hospitalist Co. Inc.	165,084	7,394
*,^ PTC Therapeutics Inc.		166,915	7,346
*,^ Arrowhead Research Corp.		492,790	7,279
*	AMN Healthcare Services Inc.	458,588	7,200
*,^ Horizon Pharma plc		575,339	7,065
*	NxStage Medical Inc.	536,167	7,040
	Meridian Bioscience Inc.	394,977	6,987
*	AMAG Pharmaceuticals Inc.	217,857	6,952
*	PharMerica Corp.	282,216	6,895
*	Sangamo BioSciences Inc.	639,220	6,894
*	Affymetrix Inc.	852,795	6,805
*	Hanger Inc.	329,659	6,765
*	Bio-Reference Laboratories Inc.	239,732	6,727
*	BioDelivery Sciences International Inc.	393,533	6,725
	Computer Programs & Systems Inc.	112,729	6,481
*	Fluidigm Corp.	264,503	6,480
	Ensign Group Inc.	185,724	6,463
*	Bluebird Bio Inc.	179,041	6,424
*	Sagent Pharmaceuticals Inc.	204,926	6,373
*	Cardiovascular Systems Inc.	269,546	6,369
*	Endologix Inc.	598,668	6,346
*	BioCryst Pharmaceuticals Inc.	643,517	6,294
*	Amedisys Inc.	301,711	6,086
*	Orthofix International NV	194,991	6,037
*	Repligen Corp.	296,621	5,906
*,^ Raptor Pharmaceutical Corp.		614,056	5,889
*	Infinity Pharmaceuticals Inc.	438,690	5,887
	Quality Systems Inc.	425,890	5,865
*	Emergent Biosolutions Inc.	272,861	5,815
*	Capital Senior Living Corp.	272,112	5,777
*	Providence Service Corp.	119,198	5,767
	National Healthcare Corp.	103,414	5,741
*	Prothena Corp. plc	252,985	5,606
*	Albany Molecular Research Inc.	252,356	5,570
	US Physical Therapy Inc.	155,926	5,518
*	Cambrex Corp.	295,176	5,514
*	Catalent Inc.	215,438	5,392
*	Genomic Health Inc.	189,954	5,378
*	MiMedx Group Inc.	754,123	5,377
*	Healthways Inc.	329,970	5,286
*	Volcano Corp.	489,843	5,212
*	Momenta Pharmaceuticals Inc.	458,722	5,202
*	Agios Pharmaceuticals Inc.	84,520	5,185
*	Zeltiq Aesthetics Inc.	228,378	5,168
*,^ Inovio Pharmaceuticals Inc.		522,220	5,144
*,^ Accuray Inc.		693,996	5,038
*,^ Accelerate Diagnostics Inc.		233,246	5,010
*	TESARO Inc.	183,651	4,944
*	Merit Medical Systems Inc.	413,524	4,913
*	HealthStream Inc.	202,616	4,865
*	Gentiva Health Services Inc.	288,207	4,836
*	Theravance Biopharma Inc.	208,869	4,814
*,^ Intrexon Corp.		256,775	4,771
*	Dynavax Technologies Corp.	3,242,077	4,636

*	Insmed Inc.	352,546	4,601
*	TherapeuticsMD Inc.	990,963	4,598
*	AngioDynamics Inc.	333,215	4,572
*	OraSure Technologies Inc.	623,088	4,499
*	Spectrum Pharmaceuticals Inc.	542,714	4,418
*	KYTHERA Biopharmaceuticals Inc.	132,658	4,346
*	Anika Therapeutics Inc.	117,017	4,290
*	BioScrip Inc.	619,809	4,283
*	CorVel Corp.	125,685	4,280
*	Array BioPharma Inc.	1,189,536	4,247
*,^ Orexigen Therapeutics Inc.		991,811	4,225
*	Lexicon Pharmaceuticals Inc.	2,945,250	4,153
*,^ Karyopharm Therapeutics Inc.		115,189	4,025
*	Ophthotech Corp.	102,117	3,975
*	LHC Group Inc.	168,712	3,914
*	TG Therapeutics Inc.	364,570	3,890
*,^ Vanda Pharmaceuticals Inc.		373,617	3,878
*,^ VIVUS Inc.		978,191	3,776
	Atrion Corp.	12,369	3,773
*	Triple-S Management Corp. Class B	188,966	3,760
*,^ Organovo Holdings Inc.		588,572	3,749
*,^ Omeros Corp.		294,192	3,742
*	Symmetry Medical Inc.	367,282	3,706
*	Immunomedics Inc.	994,704	3,700
	Invacare Corp.	313,158	3,698
*	Cynosure Inc. Class A	170,220	3,575
*,^ Neuralstem Inc.		1,075,363	3,527
	CryoLife Inc.	354,809	3,502
*	STAAR Surgical Co.	327,901	3,486
*	XOMA Corp.	827,511	3,484
*,^ CTI BioPharma Corp.		1,432,271	3,466
*	Amicus Therapeutics Inc.	580,796	3,456
*,^ NewLink Genetics Corp.		160,291	3,433
*	Vascular Solutions Inc.	138,827	3,429
*	Progenics Pharmaceuticals Inc.	657,580	3,413
*	Universal American Corp.	418,375	3,364
*,^ Sequenom Inc.		1,120,327	3,327
*	Enanta Pharmaceuticals Inc.	83,122	3,289
*	Tetraphase Pharmaceuticals Inc.	160,520	3,202
	Landauer Inc.	95,827	3,163
*	Osiris Therapeutics Inc.	248,853	3,133
*	SciClone Pharmaceuticals Inc.	447,519	3,083
*,^ Geron Corp.		1,525,852	3,052
*	Epizyme Inc.	111,582	3,025
*	LDR Holding Corp.	97,066	3,022
*	AtriCure Inc.	203,959	3,002
*	Sunesis Pharmaceuticals Inc.	418,749	2,990
*	Insys Therapeutics Inc.	76,727	2,975
*,^ Rockwell Medical Inc.		319,836	2,923
*	GenMark Diagnostics Inc.	325,888	2,923
*	Cerus Corp.	726,265	2,912
*	XenoPort Inc.	515,854	2,775
*,^ ZIOPHARM Oncology Inc.		1,038,663	2,742
*,^ Exelixis Inc.		1,685,207	2,578
*	SurModics Inc.	139,293	2,530
*	Acceleron Pharma Inc.	82,647	2,499
*	RadNet Inc.	373,069	2,470

*,^ Antares Pharma Inc.		1,295,076	2,370
*	RTI Surgical Inc.	495,365	2,368
*,^ Dendreon Corp.		1,641,653	2,364
*	Alliance HealthCare Services Inc.	103,661	2,344
*,^ Galena Biopharma Inc.		1,125,262	2,318
*	Pacific Biosciences of California Inc.	471,666	2,316
*,^ Foundation Medicine Inc.		119,340	2,263
*,^ Peregrine Pharmaceuticals Inc.		1,657,920	2,255
*	Cross Country Healthcare Inc.	242,322	2,251
*	Almost Family Inc.	82,058	2,230
*	Cempra Inc.	199,966	2,192
*,^ Synergy Pharmaceuticals Inc.		781,117	2,175
*	Catalyst Pharmaceutical Partners Inc.	646,160	2,145
*	Rigel Pharmaceuticals Inc.	1,092,038	2,119
*	Sucampo Pharmaceuticals Inc. Class A	325,858	2,118
*	Relypsa Inc.	99,574	2,100
*	Auspex Pharmaceuticals Inc.	81,449	2,091
*,^ Synta Pharmaceuticals Corp.		693,755	2,088
*,^ Endocyte Inc.		342,512	2,082
*,^ Navidea Biopharmaceuticals Inc.		1,561,507	2,061
*	Corcept Therapeutics Inc.	762,322	2,043
*	Repros Therapeutics Inc.	203,186	2,012
*	Supernus Pharmaceuticals Inc.	227,207	1,974
*	Aratana Therapeutics Inc.	196,524	1,973
*,^ Unilife Corp.		854,484	1,961
	POZEN Inc.	265,280	1,947
	Simulations Plus Inc.	275,993	1,918
*	Surgical Care Affiliates Inc.	71,376	1,908
*	Durect Corp.	1,252,957	1,842
*	Esperion Therapeutics Inc.	74,065	1,812
*	Pain Therapeutics Inc.	459,455	1,796
*,^ Idera Pharmaceuticals Inc.		777,281	1,780
*	Revance Therapeutics Inc.	91,626	1,771
*	Intra-Cellular Therapies Inc.	127,824	1,752
*	Harvard Bioscience Inc.	427,391	1,748
*	Enzo Biochem Inc.	334,260	1,721
*,^ Northwest Biotherapeutics Inc.		339,884	1,710
*	ANI Pharmaceuticals Inc.	58,514	1,655
*	Threshold Pharmaceuticals Inc.	458,370	1,655
	Psychemedics Corp.	116,094	1,652
*,^ Ohr Pharmaceutical Inc.		225,071	1,632
*	Cutera Inc.	160,876	1,625
*	Aerie Pharmaceuticals Inc.	78,105	1,616
*	NeoGenomics Inc.	305,427	1,591
*	MacroGenics Inc.	74,777	1,563
*	Hyperion Therapeutics Inc.	61,907	1,561
*,^ IsoRay Inc.		915,779	1,548
*	BioTelemetry Inc.	226,686	1,521
*	Vocera Communications Inc.	188,332	1,520
*	Agenus Inc.	485,754	1,511
*,^ Durata Therapeutics Inc.		118,620	1,504
*	Medical Action Industries Inc.	106,359	1,466
	Digirad Corp.	362,665	1,425
*	Curis Inc.	999,257	1,409
*	Discovery Laboratories Inc.	755,154	1,389
*,^ CytRx Corp.		544,515	1,383
*	Five Star Quality Care Inc.	365,225	1,377

*	BioSpecifics Technologies Corp.	38,497	1,359
*	Zogenix Inc.	1,168,928	1,344
*,^ MEI Pharma Inc.		194,664	1,343
*,^ AcelRx Pharmaceuticals Inc.		243,054	1,334
	Phibro Animal Health Corp. Class A	59,182	1,326
*	Oncothyreon Inc.	687,147	1,319
*,^ Ampio Pharmaceuticals Inc.		366,551	1,294
*,^ Castlight Health Inc. Class B		97,971	1,268
*	Cytokinetics Inc.	360,121	1,268
*	Heron Therapeutics Inc.	149,720	1,247
*,^ NeoStem Inc.		223,725	1,237
*	Alphatec Holdings Inc.	726,219	1,235
*	Merge Healthcare Inc.	558,872	1,230
*	Xencor Inc.	131,430	1,224
*	Verastem Inc.	142,622	1,215
*,^ Rexahn Pharmaceuticals Inc.		1,449,610	1,174
*,^ Biolase Inc.		466,311	1,161
*,^ BioTime Inc.		367,356	1,154
*	Heska Corp.	86,472	1,141
*	Icad Inc.	113,327	1,116
*	Exactech Inc.	48,707	1,115
*	Mirati Therapeutics Inc.	61,898	1,084
*	ArQule Inc.	966,590	1,083
*,^ Athersys Inc.		776,444	1,079
*,^ TearLab Corp.		312,204	1,061
*	Stemline Therapeutics Inc.	84,265	1,050
*,^ Alimera Sciences Inc.		192,912	1,046
*	PharmAthene Inc.	587,057	1,045
*,^ NanoViricides Inc.		344,847	1,035
*	Tandem Diabetes Care Inc.	76,422	1,026
*	Five Prime Therapeutics Inc.	87,139	1,022
*,^ OncoMed Pharmaceuticals Inc.		53,908	1,020
	Utah Medical Products Inc.	20,874	1,018
*	Derma Sciences Inc.	122,057	1,017
*	Pernix Therapeutics Holdings Inc.	131,647	1,011
*	OvaScience Inc.	59,333	985
*	Targacept Inc.	389,184	985
*,^ Cyclacel Pharmaceuticals Inc.		318,555	968
*	pSivida Corp.	219,058	968
*,^ Galectin Therapeutics Inc.		190,648	959
*	National Research Corp. Class A	72,948	949
*	Fonar Corp.	84,467	930
	LeMaitre Vascular Inc.	133,480	918
*	Harvard Apparatus Regenerative Technology Inc.	109,938	891
*	Iridex Corp.	124,615	871
*,^ Palatin Technologies Inc.		890,020	828
*	Synergetics USA Inc.	233,890	798
*	Celsion Corp.	269,349	797
*	Regulus Therapeutics Inc.	116,494	796
*	Concert Pharmaceuticals Inc.	62,027	782
*	Ambit Biosciences Corp.	50,585	779
*	Retrophin Inc.	84,124	759
*	Dicerna Pharmaceuticals Inc.	59,079	752
*	Skilled Healthcare Group Inc.	113,225	747
*,^ Synthetic Biologics Inc.		414,507	738
*	La Jolla Pharmaceutical Co.	74,917	720
*	ZS Pharma Inc.	18,300	718

*,^ Cytori Therapeutics Inc.		1,061,609	718
*,^ ChemoCentryx Inc.		155,837	701
*	Kindred Biosciences Inc.	74,395	688
*,^ StemCells Inc.		538,913	679
*,^ Sunshine Heart Inc.		118,157	666
*	AdCare Health Systems Inc.	140,230	665
*	Columbia Laboratories Inc.	112,444	662
*	NanoString Technologies Inc.	60,488	662
*	Addus HomeCare Corp.	33,647	659
*	ImmunoCellular Therapeutics Ltd.	738,722	657
*	LipoScience Inc.	125,540	650
*	Cancer Genetics Inc.	72,207	650
*	Vical Inc.	579,209	649
*,^ Coronado Biosciences Inc.		301,819	634
*	Hansen Medical Inc.	532,548	628
	Enzon Pharmaceuticals Inc.	568,990	615
*	Hemispherx Biopharma Inc.	1,888,269	606
*,^ EnteroMedics Inc.		491,934	605
*	Cardica Inc.	541,888	580
*,^ Akebia Therapeutics Inc.		26,100	578
*	ERBA Diagnostics Inc.	163,603	576
*	Medgenics Inc.	110,428	573
*	PhotoMedex Inc.	91,896	570
*	Tonix Pharmaceuticals Holding Corp.	82,395	564
*	Inogen Inc.	26,825	553
*	Celladon Corp.	52,623	550
*,^ TrovaGene Inc.		119,785	549
*	Bio-Path Holdings Inc.	266,135	535
*,^ Tenax Therapeutics Inc.		133,831	526
*	Bovie Medical Corp.	128,896	514
*,^ Apricus Biosciences Inc.		335,016	506
*	Uroplasty Inc.	198,871	497
*	MediciNova Inc.	162,492	486
*,^ Mast Therapeutics Inc.		871,968	486
*	Sorrento Therapeutics Inc.	105,928	479
*	GlycoMimetics Inc.	68,635	476
*	Biota Pharmaceuticals Inc.	188,544	466
*	Achaogen Inc.	50,854	456
*	Actinium Pharmaceuticals Inc.	67,983	455
*,^ BIND Therapeutics Inc.		50,604	435
*	AVEO Pharmaceuticals Inc.	390,319	433
*	Fibrocell Science Inc.	141,181	409
*	Cara Therapeutics Inc.	46,540	390
*,^ Cel-Sci Corp.		408,553	372
*	Otonomy Inc.	15,438	371
*	Cumberland Pharmaceuticals Inc.	74,721	369
*	Advaxis Inc.	108,709	365
*	Cleveland Biolabs Inc.	778,032	357
*	OncoGenex Pharmaceutical Inc.	131,620	351
*,^ Conatus Pharmaceuticals Inc.		56,988	349
*	Sharps Compliance Corp.	78,969	345
*	Adeptus Health Inc. Class A	13,838	345
*,^ Stereotaxis Inc.		146,937	341
*,^ OXiGENE Inc.		158,429	341
*	Nanosphere Inc.	591,567	337
*	Veracyte Inc.	33,381	325
*	Assembly Biosciences Inc.	39,321	322

*,^ Acura Pharmaceuticals Inc.		408,034	320
*	Cellular Dynamics International Inc.	43,257	304
*	Vision Sciences Inc.	307,620	295
*	iBio Inc.	472,327	290
*	InspireMD Inc.	130,393	287
*	Hooper Holmes Inc.	466,668	283
*	HealthEquity Inc.	15,463	283
*	Retractable Technologies Inc.	97,255	282
^	Transcept Pharmaceuticals Inc.	137,442	278
*	Alexza Pharmaceuticals Inc.	114,088	266
*,^ Kite Pharma Inc.		9,267	264
*	Anthera Pharmaceuticals Inc. Class A	135,113	259
*,^ Novabay Pharmaceuticals Inc.		306,020	257
*	Misonix Inc.	21,228	255
*	Onconova Therapeutics Inc.	58,244	250
*	Ardelyx Inc.	17,621	250
*	Opexa Therapeutics Inc.	248,172	246
*,^ Bacterin International Holdings Inc.		54,930	246
*	Sage Therapeutics Inc.	7,729	243
*	Imprivata Inc.	15,433	240
*	PDI Inc.	94,976	228
*	Avalanche Biotechnologies Inc.	6,541	224
*	Bioanalytical Systems Inc.	91,696	218
*	Genocea Biosciences Inc.	23,944	217
*	KaloBios Pharmaceuticals Inc.	139,400	216
*	CASI Pharmaceuticals Inc.	119,606	214
*	Versartis Inc.	11,096	211
*	Alder Biopharmaceuticals Inc.	16,505	209
*	MGC Diagnostics Corp.	29,709	202
*	Venaxis Inc.	121,147	201
*	Applied Genetic Technologies Corp.	10,696	199
*	Aastrom Biosciences Inc.	68,494	195
*	Authentidate Holding Corp.	279,777	190
*	GenVec Inc.	88,782	185
*	Radius Health Inc.	8,700	183
*,^ GTx Inc.		245,683	181
*,^ Oculus Innovative Sciences Inc.		76,561	180
*,^ Atossa Genetics Inc.		126,889	171
*	BSD Medical Corp.	293,101	165
*	Zafgen Inc.	8,400	165
*	Regado Biosciences Inc.	143,740	162
*	Ocera Therapeutics Inc.	32,595	160
*	American CareSource Holdings Inc.	51,566	155
*,^ Cormedix Inc.		81,373	153
*	Biodel Inc.	87,761	147
*	EPIRUS Biopharmaceuticals Inc.	18,531	133
*	CAS Medical Systems Inc.	66,116	128
*	Dipexium Pharmaceuticals Inc.	12,000	119
*,^ Wright Medical Group Inc. CVR		52,493	115
*,^ RXi Pharmaceuticals Corp.		54,174	108
*,^ BG Medicine Inc.		197,874	108
*	Flexion Therapeutics Inc.	5,598	102
*	ProPhase Labs Inc.	72,896	102
*	Response Genetics Inc.	145,825	100
*	Argos Therapeutics Inc.	9,716	98
*	Vital Therapies Inc.	4,720	96
*	Trupanion Inc.	11,067	94

*	Escalon Medical Corp.	59,011	94
*	Trevena Inc.	13,843	89
*	Vermillion Inc.	49,637	89
*	Delcath Systems Inc.	44,629	88
*	SunLink Health Systems Inc.	59,900	88
*	Imprimis Pharmaceuticals Inc.	11,791	87
*	Egalet Corp.	14,116	80
*	Eagle Pharmaceuticals Inc.	6,247	79
*	Adamas Pharmaceuticals Inc.	4,145	77
*	Lpath Inc. Class A	21,008	74
*	VirtualScopics Inc.	16,180	73
*,^ DARA Biosciences Inc.		67,781	73
*	TransEnterix Inc.	16,720	73
*,^ CombiMatrix Corp.		58,133	73
*	Chembio Diagnostics Inc.	19,255	72
*	Ocular Therapeutix Inc.	4,630	69
*	Amphastar Pharmaceuticals Inc.	5,937	69
*	Evoke Pharma Inc.	12,473	68
*	Cesca Therapeutics Inc.	54,283	66
*	K2M Group Holdings Inc.	4,258	61
*	Streamline Health Solutions Inc.	13,240	61
*	Eleven Biotherapeutics Inc.	5,373	60
*	InfuSystems Holdings Inc.	18,515	58
*,^ Baxano Surgical Inc.		310,752	57
*	Echo Therapeutics Inc.	62,574	53
*	Immune Design Corp.	2,900	51
*	Intersect ENT Inc.	3,250	50
*	Fate Therapeutics Inc.	9,400	48
*	Roka Bioscience Inc.	4,600	46
*	Alliqua Inc.	8,880	43
*	Cymabay Therapeutics Inc.	6,200	42
*	TetraLogic Pharmaceuticals Corp.	9,818	41
*	Lipocine Inc.	6,155	38
*	Ligand Pharmaceuticals Inc. Rights	395,811	36
*	NeuroMetrix Inc.	17,183	31
*	Pfenex Inc.	4,100	30
*	AxoGen Inc.	11,559	28
	Ligand Pharmaceuticals Inc. Rights	395,811	27
*	Aquinox Pharmaceuticals Inc.	3,900	26
*	Celator Pharmaceuticals Inc.	9,400	24
*	Adamis Pharmaceuticals Corp.	4,968	23
*	Allied Healthcare Products Inc.	10,415	21
*	Agile Therapeutics Inc.	2,500	18
*	ARCA biopharma Inc.	14,128	18
*	MELA Sciences Inc.	10,211	18
*	TriVascular Technologies Inc.	1,193	17
*	Urologix Inc.	160,918	17
*	Cellular Biomedicine Group Inc.	711	15
*	Ignyta Inc.	1,678	14
*	Recro Pharma Inc.	3,787	11
*	Ligand Pharmaceuticals Inc. Rights	395,811	10
*	Minerva Neurosciences Inc.	1,574	10
*	BioLife Solutions Inc.	4,200	9
*	iRadimed Corp.	1,220	9
*	Aradigm Corp.	891	9
*	Ligand Pharmaceuticals Inc. Rights	395,811	8
*	Cubist Pharmaceuticals Inc. Rights Exp. 12/31/2015	64,445	7

* CareDx Inc.	900	6
* Cerulean Pharma Inc.	1,415	6
* Electromed Inc.	2,500	5
* Amedica Corp.	2,400	4
* Marinus Pharmaceuticals Inc.	500	3
Daxor Corp.	513	3
* Oragenics Inc.	2,006	3
* NephroGenex Inc.	246	1
* Medical Transcription Billing Corp.	288	1
* Maxygen Inc.	143	—
		4,528,498
Industrials (14.8%)
American Airlines Group Inc.	6,556,855	232,637
* United Continental Holdings Inc.	3,402,511	159,203
* Hertz Global Holdings Inc.	4,077,534	103,529
TransDigm Group Inc.	451,215	83,172
* Verisk Analytics Inc. Class A	1,364,610	83,091
* B/E Aerospace Inc.	959,074	80,505
* IHS Inc. Class A	620,517	77,682
Wabtec Corp.	877,220	71,090
* Sensata Technologies Holding NV	1,533,486	68,286
Trinity Industries Inc.	1,421,384	66,407
Towers Watson & Co. Class A	639,586	63,639
JB Hunt Transport Services Inc.	838,602	62,098
* Kirby Corp.	519,682	61,244
Hubbell Inc. Class B	494,812	59,640
Fortune Brands Home & Security Inc.	1,443,269	59,333
Waste Connections Inc.	1,130,402	54,847
Alaska Air Group Inc.	1,230,674	53,584
Chicago Bridge & Iron Co. NV	915,993	52,990
IDEX Corp.	729,324	52,781
* Avis Budget Group Inc.	947,465	52,006
Manpowergroup Inc.	726,090	50,899
Lincoln Electric Holdings Inc.	723,752	50,037
* Colfax Corp.	867,280	49,409
Donaldson Co. Inc.	1,210,865	49,197
Carlisle Cos. Inc.	583,993	46,941
Acuity Brands Inc.	393,579	46,328
Huntington Ingalls Industries Inc.	442,340	46,096
* WABCO Holdings Inc.	506,467	46,063
* Middleby Corp.	521,615	45,970
* Spirit Airlines Inc.	662,598	45,812
* Spirit AeroSystems Holdings Inc. Class A	1,182,895	45,021
* Genesee & Wyoming Inc. Class A	465,321	44,350
* Old Dominion Freight Line Inc.	619,970	43,795
Allison Transmission Holdings Inc.	1,512,654	43,095
Nordson Corp.	534,401	40,652
Graco Inc.	547,165	39,932
MSC Industrial Direct Co. Inc. Class A	466,166	39,839
ITT Corp.	834,243	37,491
Alliant Techsystems Inc.	290,845	37,123
SPX Corp.	390,192	36,651
KAR Auction Services Inc.	1,279,916	36,644
URS Corp.	629,510	36,266
AGCO Corp.	777,330	35,337
* Hexcel Corp.	877,344	34,831
Oshkosh Corp.	774,225	34,182

	Owens Corning	1,070,996	34,004
	AO Smith Corp.	688,727	32,563
*	Esterline Technologies Corp.	290,894	32,368
*	Copart Inc.	1,033,046	32,350
^	Valmont Industries Inc.	238,580	32,192
*	Teledyne Technologies Inc.	341,789	32,132
	Terex Corp.	1,003,605	31,885
*	WESCO International Inc.	404,992	31,695
	Lennox International Inc.	406,933	31,281
*	HD Supply Holdings Inc.	1,122,700	30,605
*	AECOM Technology Corp.	905,960	30,576
	Triumph Group Inc.	468,327	30,465
	Toro Co.	506,967	30,028
	RR Donnelley & Sons Co.	1,819,677	29,952
*	NOW Inc.	975,076	29,652
	Kennametal Inc.	716,580	29,602
	Timken Co.	694,487	29,439
	Landstar System Inc.	406,975	29,379
	CLARCOR Inc.	459,508	28,986
	Curtiss-Wright Corp.	438,835	28,928
	Manitowoc Co. Inc.	1,232,130	28,893
	Foster Wheeler AG	911,315	28,816
	Crane Co.	451,219	28,522
	Exelis Inc.	1,715,055	28,367
	Air Lease Corp. Class A	867,214	28,184
*	Clean Harbors Inc.	502,580	27,099
	Babcock & Wilcox Co.	978,574	27,097
*	Moog Inc. Class A	392,271	26,831
*,^ SolarCity Corp.		447,393	26,665
	Regal-Beloit Corp.	411,458	26,436
*,^ Generac Holdings Inc.		626,950	25,417
	Covanta Holding Corp.	1,192,228	25,299
	Woodward Inc.	530,777	25,276
	Deluxe Corp.	453,513	25,016
	KBR Inc.	1,322,496	24,903
	Con-way Inc.	523,768	24,879
	EnerSys	423,682	24,845
	EMCOR Group Inc.	610,441	24,393
	GATX Corp.	407,971	23,813
*	JetBlue Airways Corp.	2,232,799	23,712
*	Armstrong World Industries Inc.	409,603	22,938
*	USG Corp.	816,449	22,444
*	Rexnord Corp.	775,344	22,059
*	MRC Global Inc.	929,107	21,667
	Watsco Inc.	248,310	21,399
*	Navistar International Corp.	607,250	19,985
	Actuant Corp. Class A	645,627	19,705
	HEICO Corp.	412,861	19,281
*	MasTec Inc.	603,484	18,479
	Corporate Executive Board Co.	307,242	18,456
	Healthcare Services Group Inc.	640,449	18,323
*	DigitalGlobe Inc.	642,888	18,322
*	XPO Logistics Inc.	480,267	18,092
	Hillenbrand Inc.	574,755	17,754
	Applied Industrial Technologies Inc.	377,952	17,253
	Rollins Inc.	584,017	17,100
*	Chart Industries Inc.	277,502	16,964

Greenbrier Cos. Inc.	222,241	16,308
* Swift Transportation Co.	773,046	16,218
Herman Miller Inc.	540,877	16,145
Harsco Corp.	749,547	16,048
* Polypore International Inc.	408,916	15,911
Allegiant Travel Co. Class A	126,795	15,679
* Advisory Board Co.	333,451	15,535
* Orbital Sciences Corp.	551,781	15,339
Knight Transportation Inc.	558,503	15,297
Watts Water Technologies Inc. Class A	261,427	15,228
Mobile Mini Inc.	425,197	14,869
HNI Corp.	410,678	14,780
Mueller Industries Inc.	516,442	14,739
Tetra Tech Inc.	584,988	14,613
AMERCO	55,093	14,428
* Proto Labs Inc.	206,169	14,226
MSA Safety Inc.	286,093	14,133
UniFirst Corp.	143,132	13,825
* WageWorks Inc.	298,898	13,609
Steelcase Inc. Class A	835,051	13,519
Barnes Group Inc.	441,907	13,412
United Stationers Inc.	354,818	13,330
* FTI Consulting Inc.	379,892	13,281
* EnPro Industries Inc.	218,433	13,222
* Hub Group Inc. Class A	324,118	13,136
* Huron Consulting Group Inc.	214,377	13,071
TAL International Group Inc.	312,738	12,900
Franklin Electric Co. Inc.	365,750	12,706
Forward Air Corp.	280,760	12,586
Mueller Water Products Inc. Class A	1,491,863	12,353
RBC Bearings Inc.	217,715	12,344
ABM Industries Inc.	472,150	12,130
Heartland Express Inc.	503,674	12,068
* On Assignment Inc.	437,517	11,747
* Beacon Roofing Supply Inc.	458,079	11,672
* Korn/Ferry International	465,927	11,602
Tennant Co.	171,532	11,508
* Saia Inc.	228,782	11,338
H&E Equipment Services Inc.	280,509	11,299
Civeo Corp.	971,758	11,282
Simpson Manufacturing Co. Inc.	385,288	11,231
CIRCOR International Inc.	162,661	10,952
Brink's Co.	453,711	10,907
* Rush Enterprises Inc. Class A	325,701	10,895
Apogee Enterprises Inc.	272,099	10,830
Granite Construction Inc.	327,487	10,417
* Masonite International Corp.	186,630	10,336
G&K Services Inc. Class A	185,065	10,249
Werner Enterprises Inc.	405,628	10,222
Matson Inc.	402,272	10,069
AZZ Inc.	239,739	10,014
* Meritor Inc.	916,578	9,945
* Trex Co. Inc.	283,726	9,808
* Dycom Industries Inc.	318,562	9,783
Interface Inc. Class A	605,368	9,771
Kaman Corp.	248,474	9,765
* TrueBlue Inc.	385,774	9,745

*	TriMas Corp.	398,782	9,702
	Brady Corp. Class A	431,830	9,690
*	Tutor Perini Corp.	358,902	9,475
	Primoris Services Corp.	352,908	9,472
	Aircastle Ltd.	567,912	9,291
	Cubic Corp.	195,934	9,170
*	Wesco Aircraft Holdings Inc.	526,674	9,164
*	UTi Worldwide Inc.	856,964	9,110
	Albany International Corp.	265,532	9,039
	US Ecology Inc.	192,569	9,005
	Standex International Corp.	119,781	8,881
	Sun Hydraulics Corp.	235,765	8,862
^	Lindsay Corp.	117,690	8,797
*	GenCorp Inc.	545,998	8,720
	Exponent Inc.	122,814	8,705
*	DXP Enterprises Inc.	117,095	8,628
	ESCO Technologies Inc.	247,863	8,621
*	Wabash National Corp.	643,649	8,573
	ArcBest Corp.	223,770	8,347
	Raven Industries Inc.	341,413	8,330
	AAR Corp.	342,431	8,270
	McGrath RentCorp	238,874	8,169
	Universal Forest Products Inc.	187,880	8,024
*	Aegion Corp. Class A	356,123	7,924
*	ACCO Brands Corp.	1,146,003	7,907
	Briggs & Stratton Corp.	436,844	7,872
	Knoll Inc.	453,325	7,847
	Federal Signal Corp.	590,209	7,814
*	Atlas Air Worldwide Holdings Inc.	235,850	7,788
	Astec Industries Inc.	210,759	7,686
	John Bean Technologies Corp.	273,142	7,683
*	Taser International Inc.	494,523	7,635
	Hyster-Yale Materials Handling Inc.	106,565	7,632
*	Nortek Inc.	101,991	7,598
*	Blount International Inc.	493,081	7,460
*	Team Inc.	196,111	7,435
	Altra Industrial Motion Corp.	254,259	7,414
	Acacia Research Corp.	469,033	7,261
*	Thermon Group Holdings Inc.	296,679	7,245
	General Cable Corp.	456,398	6,882
	AAON Inc.	401,483	6,829
	Quanex Building Products Corp.	376,755	6,815
*	Astronics Corp.	141,558	6,749
	Encore Wire Corp.	175,833	6,522
*,^ Hawaiian Holdings Inc.		484,419	6,515
*	Navigant Consulting Inc.	467,855	6,508
	American Railcar Industries Inc.	87,406	6,461
*,^ Plug Power Inc.		1,397,516	6,415
	Resources Connection Inc.	455,463	6,349
	Kforce Inc.	314,609	6,157
	Insperity Inc.	222,147	6,073
	Gorman-Rupp Co.	198,888	5,975
^	Titan International Inc.	503,810	5,955
	Comfort Systems USA Inc.	434,596	5,889
*	ICF International Inc.	188,497	5,804
*	Lydall Inc.	210,925	5,697
	Griffon Corp.	494,016	5,627

	West Corp.	189,633	5,587
	Kadant Inc.	139,584	5,451
*	Aerovironment Inc.	179,107	5,386
*	TriNet Group Inc.	209,118	5,385
	Multi-Color Corp.	117,452	5,342
*	RPX Corp.	382,807	5,256
*	MYR Group Inc.	215,828	5,197
	American Science & Engineering Inc.	93,712	5,190
	Aceto Corp.	266,418	5,147
*	GrafTech International Ltd.	1,106,031	5,066
*	Roadrunner Transportation Systems Inc.	219,132	4,994
*	Republic Airways Holdings Inc.	448,139	4,979
*	NCI Building Systems Inc.	254,563	4,938
*	American Woodmark Corp.	132,454	4,882
*	YRC Worldwide Inc.	239,630	4,869
	Celadon Group Inc.	247,541	4,815
	Quad/Graphics Inc.	248,167	4,777
	Marten Transport Ltd.	262,944	4,683
	Columbus McKinnon Corp.	212,913	4,682
	FreightCar America Inc.	134,839	4,490
	Viad Corp.	217,265	4,486
	LB Foster Co. Class A	97,279	4,469
*	Engility Holdings Inc.	142,372	4,438
	Kimball International Inc. Class B	292,573	4,403
	NN Inc.	164,562	4,397
	Heidrick & Struggles International Inc.	211,008	4,334
	Kelly Services Inc. Class A	272,670	4,273
*	Gibraltar Industries Inc.	303,818	4,159
	Park-Ohio Holdings Corp.	86,852	4,157
	HEICO Corp. Class A	101,171	4,077
	Douglas Dynamics Inc.	207,260	4,042
*	CBIZ Inc.	513,050	4,038
	SkyWest Inc.	507,002	3,944
*,^ FuelCell Energy Inc.		1,884,422	3,938
*	Air Transport Services Group Inc.	527,026	3,837
*	Northwest Pipe Co.	111,563	3,804
*	Kratos Defense & Security Solutions Inc.	579,775	3,803
*	Veritiv Corp.	69,597	3,484
*,^ GP Strategies Corp.		120,234	3,453
^	National Presto Industries Inc.	56,729	3,444
	Powell Industries Inc.	83,963	3,431
*	Patrick Industries Inc.	79,398	3,363
*	Great Lakes Dredge & Dock Corp.	537,260	3,320
	Ennis Inc.	249,698	3,288
	Alamo Group Inc.	79,204	3,247
*,^ Capstone Turbine Corp.		3,027,809	3,240
	Insteel Industries Inc.	157,175	3,231
*	Echo Global Logistics Inc.	133,357	3,141
*	SP Plus Corp.	163,043	3,091
*	Ducommun Inc.	112,690	3,089
	Argan Inc.	90,855	3,033
	Ceco Environmental Corp.	224,140	3,003
	Barrett Business Services Inc.	75,880	2,996
*	PGT Inc.	321,101	2,993
*	Mistras Group Inc.	146,620	2,991
*	USA Truck Inc.	159,069	2,788
*	ARC Document Solutions Inc.	342,720	2,776

*	InnerWorkings Inc.	339,660	2,748
*,^ KEYW Holding Corp.		248,023	2,746
*	Power Solutions International Inc.	39,456	2,722
*	Enphase Energy Inc.	180,851	2,711
*	Orion Marine Group Inc.	270,532	2,700
*	PAM Transportation Services Inc.	73,308	2,657
*	Quality Distribution Inc.	207,767	2,655
	VSE Corp.	53,516	2,623
*	CRA International Inc.	101,322	2,577
	Dynamic Materials Corp.	129,541	2,468
	Global Power Equipment Group Inc.	165,274	2,463
*	Vicor Corp.	261,597	2,459
	CDI Corp.	169,291	2,458
*	CAI International Inc.	126,699	2,452
*	Franklin Covey Co.	124,921	2,447
	Houston Wire & Cable Co.	203,628	2,439
*	Pike Corp.	200,651	2,386
	Graham Corp.	82,479	2,371
*	Accuride Corp.	619,634	2,348
*,^ Titan Machinery Inc.		175,422	2,279
*	Builders FirstSource Inc.	417,371	2,275
*	Furmanite Corp.	316,176	2,137
*	Xerium Technologies Inc.	141,272	2,064
*	Stock Building Supply Holdings Inc.	127,863	2,009
*	Performant Financial Corp.	247,594	2,001
	Twin Disc Inc.	72,284	1,949
	Hurco Cos. Inc.	51,232	1,929
*,^ ExOne Co.		91,800	1,918
	Global Brass & Copper Holdings Inc.	128,522	1,885
*	Pendrell Corp.	1,396,380	1,871
*	Vectrus Inc.	95,280	1,861
	Allied Motion Technologies Inc.	128,498	1,825
*	Ply Gem Holdings Inc.	167,590	1,817
*	Layne Christensen Co.	183,712	1,784
*	PowerSecure International Inc.	185,988	1,782
*	Commercial Vehicle Group Inc.	256,928	1,588
*	Magnetek Inc.	50,100	1,568
*	Lawson Products Inc.	69,219	1,543
*	Cenveo Inc.	616,593	1,523
	Miller Industries Inc.	89,279	1,509
	Universal Truckload Services Inc.	60,440	1,466
*	Willis Lease Finance Corp.	70,607	1,449
	SIFCO Industries Inc.	46,892	1,411
*	Astronics Corp. Class B	28,141	1,337
*	Patriot Transportation Holding Inc.	38,995	1,323
	Preformed Line Products Co.	24,820	1,309
*	Sterling Construction Co. Inc.	167,620	1,286
	LSI Industries Inc.	210,670	1,279
*,^ Energy Recovery Inc.		355,003	1,257
*	LMI Aerospace Inc.	92,455	1,183
	NL Industries Inc.	160,489	1,181
*	Hill International Inc.	291,683	1,167
*	Covenant Transportation Group Inc. Class A	61,685	1,147
*	Rand Logistics Inc.	193,713	1,104
	Supreme Industries Inc. Class A	141,174	1,103
	Courier Corp.	89,206	1,099
	Baltic Trading Ltd.	265,268	1,098

*	Manitex International Inc.	96,279	1,087
	International Shipholding Corp.	56,822	1,017
*	Advanced Drainage Systems Inc.	48,174	1,009
*	Sparton Corp.	40,571	1,000
*	Ameresco Inc. Class A	144,642	991
*	CPI Aerostructures Inc.	98,215	967
*	TRC Cos. Inc.	134,100	876
*,^ Astrotech Corp.		304,120	858
*	Broadwind Energy Inc.	113,501	850
	Intersections Inc.	220,204	846
*	American Superconductor Corp.	586,399	827
	Hardinge Inc.	73,846	808
*	Hudson Technologies Inc.	242,759	804
*	Orion Energy Systems Inc.	147,707	790
*,^ Real Goods Solar Inc. Class A		446,102	767
*	Adept Technology Inc.	89,284	751
*,^ Odyssey Marine Exploration Inc.		816,532	743
*	API Technologies Corp.	308,861	726
*	Active Power Inc.	350,181	700
*	PMFG Inc.	135,112	676
*	Casella Waste Systems Inc. Class A	173,209	667
*,^ ARC Group Worldwide Inc.		42,322	661
*	Fuel Tech Inc.	148,072	629
*	BlueLinx Holdings Inc.	477,956	626
*	Innovative Solutions & Support Inc.	118,874	620
*	Arotech Corp.	181,089	589
*	MFRI Inc.	61,557	584
*	Hudson Global Inc.	147,778	559
	Providence and Worcester Railroad Co.	31,838	557
	LS Starrett Co. Class A	40,200	556
	Omega Flex Inc.	28,118	547
*,^ Revolution Lighting Technologies Inc.		325,671	547
*	Willdan Group Inc.	37,465	542
*	Continental Building Products Inc.	36,491	533
*	Heritage-Crystal Clean Inc.	35,532	528
	Eastern Co.	32,045	512
*	Key Technology Inc.	38,521	505
*	Virco Manufacturing Corp.	188,287	491
*	Integrated Electrical Services Inc.	55,904	461
	Ecology and Environment Inc.	45,100	442
*	Swisher Hygiene Inc.	143,373	436
*	Gencor Industries Inc.	43,110	426
*	Tecumseh Products Co. Class A	95,713	412
*,^ Lightbridge Corp.		174,425	401
*	RCM Technologies Inc.	47,961	363
*	Ultralife Corp.	98,312	319
*	Metalico Inc.	268,999	296
*	American Electric Technologies Inc.	38,260	284
*	Paylocity Holding Corp.	14,067	276
*	Taylor Devices Inc.	27,295	266
*,^ MagneGas Corp.		227,635	262
	Mastech Holdings Inc.	24,567	250
*	Transcat Inc.	26,809	247
*	CTPartners Executive Search Inc.	15,694	245
*	Jewett-Cameron Trading Co. Ltd.	23,964	240
*	Perma-Fix Environmental Services	61,835	236
*	SL Industries Inc.	4,703	230

*,^ Erickson Inc.		14,306	186
*	Rush Enterprises Inc. Class B	5,550	166
*	Breeze-Eastern Corp.	15,615	161
*	Servotronics Inc.	19,902	156
*	Versar Inc.	42,809	138
*,^ Spherix Inc.		84,652	132
*	Norcraft Cos. Inc.	8,142	130
*	Luna Innovations Inc.	86,079	120
*,^ ZBB Energy Corp.		189,624	106
*	AMREP Corp.	21,768	101
*	Corporate Resource Services Inc.	56,150	84
*	Ocean Power Technologies Inc.	70,275	83
*	Goldfield Corp.	41,980	80
*	Industrial Services of America Inc.	13,228	79
*	General Finance Corp.	8,429	75
*	Essex Rental Corp.	31,345	66
	Hubbell Inc. Class A	500	62
*	Radiant Logistics Inc.	16,000	59
*	LiqTech International Inc.	32,928	51
*	Lime Energy Co.	12,704	41
*	DLH Holdings Corp.	19,113	37
*	Ideal Power Inc.	4,400	33
*	Alpha Pro Tech Ltd.	7,900	26
*	Air T Inc.	1,900	25
*	Marathon Patent Group Inc.	1,620	23
*	Superior Drilling Products Inc.	3,300	21
*	Tel-Instrument Electronics Corp.	3,304	17
*	Digital Power Corp.	11,401	15
*	Standard Register Co.	2,200	11
*	Micronet Enertec Technologies Inc.	3,100	11
	EnviroStar Inc.	2,900	7
	Chicago Rivet & Machine Co.	100	3
	Espey Manufacturing & Electronics Corp.	100	2
*	Innovaro Inc.	36,380	—
			5,673,942
Information Technology (16.1%)
*	Twitter Inc.	4,550,201	234,699
*	LinkedIn Corp. Class A	944,811	196,322
*	Equinix Inc.	484,484	102,943
	Skyworks Solutions Inc.	1,726,147	100,203
*	FleetCor Technologies Inc.	688,136	97,798
	Activision Blizzard Inc.	4,509,026	93,743
	Maxim Integrated Products Inc.	2,574,799	77,862
*	VMware Inc. Class A	783,414	73,516
*	Trimble Navigation Ltd.	2,367,235	72,201
*	Workday Inc. Class A	854,886	70,528
*	ServiceNow Inc.	1,181,096	69,425
*	ANSYS Inc.	838,006	63,412
*	Splunk Inc.	1,080,023	59,790
*	Gartner Inc.	812,110	59,666
*	Palo Alto Networks Inc.	582,714	57,164
*	Synopsys Inc.	1,419,100	56,331
*	Concur Technologies Inc.	436,353	55,338
	Avnet Inc.	1,259,160	52,255
	Marvell Technology Group Ltd.	3,841,522	51,784
*	NCR Corp.	1,530,119	51,121
*	Arrow Electronics Inc.	901,839	49,917

	IAC/InterActiveCorp	697,864	45,989
*	CoStar Group Inc.	294,150	45,752
*	Cadence Design Systems Inc.	2,641,473	45,460
	Broadridge Financial Solutions Inc.	1,088,621	45,319
*	Cree Inc.	1,093,368	44,773
*	CDK Global Inc.	1,459,400	44,643
*,^ 3D Systems Corp.		941,066	43,637
	Global Payments Inc.	620,987	43,395
	FactSet Research Systems Inc.	356,395	43,313
*	SunEdison Inc.	2,277,504	42,999
	Brocade Communications Systems Inc.	3,900,070	42,394
*	Vantiv Inc. Class A	1,361,166	42,060
	Jack Henry & Associates Inc.	751,206	41,812
*	Pandora Media Inc.	1,655,025	39,985
*	PTC Inc.	1,068,360	39,422
*	WEX Inc.	352,994	38,942
*	Yelp Inc. Class A	549,989	37,537
*	Ingram Micro Inc.	1,417,034	36,574
*	Ultimate Software Group Inc.	257,340	36,416
	Teradyne Inc.	1,864,140	36,146
*	ON Semiconductor Corp.	4,017,585	35,917
*	Rackspace Hosting Inc.	1,088,637	35,435
*	Nuance Communications Inc.	2,298,145	35,426
*	VeriFone Systems Inc.	1,029,598	35,398
	Solera Holdings Inc.	624,824	35,215
*	Informatica Corp.	1,001,750	34,300
*	ARRIS Group Inc.	1,199,762	34,019
*	Zebra Technologies Corp.	462,387	32,816
*	TIBCO Software Inc.	1,388,098	32,801
*	AOL Inc.	716,440	32,204
*	Cognex Corp.	789,994	31,813
*	Fortinet Inc.	1,252,778	31,651
*	Aspen Technology Inc.	838,513	31,629
*	Atmel Corp.	3,811,768	30,799
*	TriQuint Semiconductor Inc.	1,603,784	30,584
*	Verint Systems Inc.	544,709	30,291
*	RF Micro Devices Inc.	2,619,531	30,229
	CDW Corp.	952,060	29,561
	FEI Co.	382,154	28,822
*	NetSuite Inc.	320,193	28,670
	National Instruments Corp.	921,363	28,498
*	Guidewire Software Inc.	624,355	27,684
*	Zillow Inc. Class A	235,121	27,272
*	Riverbed Technology Inc.	1,454,472	26,973
*	SS&C Technologies Holdings Inc.	611,697	26,847
*	JDS Uniphase Corp.	2,094,751	26,813
*	Tyler Technologies Inc.	299,241	26,453
*	Tableau Software Inc. Class A	362,893	26,364
*	International Rectifier Corp.	651,483	25,564
	Belden Inc.	393,799	25,211
*	SolarWinds Inc.	597,334	25,118
*	Synaptics Inc.	336,890	24,660
*	Cavium Inc.	493,801	24,557
	MAXIMUS Inc.	610,014	24,480
	Lexmark International Inc. Class A	567,002	24,098
	DST Systems Inc.	278,637	23,383
*	Genpact Ltd.	1,418,445	23,149

*	Manhattan Associates Inc.	683,789	22,852
*	CoreLogic Inc.	829,975	22,467
*	IPG Photonics Corp.	326,536	22,459
*	Qlik Technologies Inc.	818,880	22,143
*	Microsemi Corp.	868,727	22,074
*	Integrated Device Technology Inc.	1,355,309	21,617
*	Aruba Networks Inc.	999,765	21,575
*	ViaSat Inc.	391,386	21,573
*	Euronet Worldwide Inc.	448,576	21,437
	Compuware Corp.	2,004,685	21,270
	Anixter International Inc.	249,760	21,190
	Diebold Inc.	588,350	20,781
	j2 Global Inc.	417,147	20,590
*	Knowles Corp.	774,504	20,524
*	Tech Data Corp.	348,340	20,503
*	CommVault Systems Inc.	387,930	19,552
*	ACI Worldwide Inc.	1,038,852	19,489
	Leidos Holdings Inc.	566,401	19,445
*,^ Advanced Micro Devices Inc.		5,664,176	19,315
*	Conversant Inc.	548,401	18,783
*	Electronics For Imaging Inc.	423,629	18,712
	Plantronics Inc.	390,134	18,641
*	EchoStar Corp. Class A	381,651	18,609
*	CommScope Holding Co. Inc.	761,965	18,219
	Mentor Graphics Corp.	879,902	18,034
*	Freescale Semiconductor Ltd.	912,928	17,829
	Vishay Intertechnology Inc.	1,234,844	17,646
	Littelfuse Inc.	205,093	17,470
*	Dealertrack Technologies Inc.	402,408	17,469
*	Take-Two Interactive Software Inc.	743,112	17,144
*	Rovi Corp.	862,751	17,035
	Intersil Corp. Class A	1,195,891	16,994
*	Fairchild Semiconductor International Inc. Class A	1,093,827	16,987
*	Dolby Laboratories Inc. Class A	398,505	16,654
*	Semtech Corp.	613,307	16,651
*	SYNNEX Corp.	256,309	16,565
	Blackbaud Inc.	420,542	16,523
*	Ciena Corp.	981,921	16,418
	Convergys Corp.	920,540	16,404
	Science Applications International Corp.	368,272	16,289
	Fair Isaac Corp.	292,669	16,126
	MKS Instruments Inc.	483,046	16,124
*	Zynga Inc. Class A	5,955,593	16,080
	Booz Allen Hamilton Holding Corp. Class A	684,134	16,009
*	Sanmina Corp.	762,996	15,916
*	NetScout Systems Inc.	345,274	15,814
*	SunPower Corp. Class A	465,779	15,781
	Heartland Payment Systems Inc.	327,608	15,633
*	Polycom Inc.	1,247,599	15,327
*	CACI International Inc. Class A	214,081	15,258
*	Trulia Inc.	311,087	15,212
*	Silicon Laboratories Inc.	374,290	15,211
*	Blackhawk Network Holdings Inc. Class B	466,753	15,076
*	Finisar Corp.	905,981	15,066
*	Cornerstone OnDemand Inc.	435,690	14,992
*	Synchronoss Technologies Inc.	323,918	14,829
*	Entegris Inc.	1,289,035	14,824

	Power Integrations Inc.	274,153	14,780
*	Demandware Inc.	289,561	14,744
*	Sapient Corp.	1,048,449	14,678
	InterDigital Inc.	368,296	14,666
	Monolithic Power Systems Inc.	328,079	14,452
*	Cardtronics Inc.	410,327	14,444
*	Coherent Inc.	233,402	14,324
*	Itron Inc.	358,822	14,105
*	WebMD Health Corp.	335,107	14,011
*	Envestnet Inc.	311,106	14,000
	EVERTEC Inc.	617,150	13,787
*	OmniVision Technologies Inc.	516,508	13,667
*,^ GT Advanced Technologies Inc.		1,256,813	13,611
*	PMC-Sierra Inc.	1,820,570	13,581
	Cypress Semiconductor Corp.	1,358,388	13,414
*	TiVo Inc.	1,045,732	13,380
*	Rambus Inc.	1,065,475	13,297
*,^ InvenSense Inc.		671,929	13,257
*	Veeco Instruments Inc.	371,190	12,973
	Advent Software Inc.	408,942	12,906
*,^ NeuStar Inc. Class A		517,426	12,848
*	Spansion Inc. Class A	557,505	12,706
*	Measurement Specialties Inc.	147,351	12,615
*	Syntel Inc.	142,453	12,527
	Methode Electronics Inc.	336,731	12,415
*	Infinera Corp.	1,147,801	12,247
*	iGATE Corp.	332,723	12,218
*,^ Universal Display Corp.		372,396	12,155
*	Cirrus Logic Inc.	578,127	12,054
*	Acxiom Corp.	711,839	11,781
*	Plexus Corp.	307,294	11,348
	Tessera Technologies Inc.	425,497	11,310
*	Proofpoint Inc.	303,285	11,264
*	Benchmark Electronics Inc.	503,753	11,188
*	Progress Software Corp.	461,285	11,029
*	MicroStrategy Inc. Class A	84,156	11,011
*	comScore Inc.	302,109	11,000
*	OSI Systems Inc.	172,972	10,980
*	Unisys Corp.	467,784	10,951
	Monotype Imaging Holdings Inc.	367,416	10,405
	ADTRAN Inc.	497,990	10,224
*	NETGEAR Inc.	326,978	10,218
*	Kulicke & Soffa Industries Inc.	717,135	10,205
*	LogMeIn Inc.	219,589	10,116
*	Shutterstock Inc.	141,635	10,110
*	Cray Inc.	380,281	9,979
*	Move Inc.	471,535	9,883
*	Bottomline Technologies de Inc.	353,034	9,740
	MTS Systems Corp.	141,746	9,676
	NIC Inc.	561,619	9,671
*	EPAM Systems Inc.	217,653	9,531
*	Web.com Group Inc.	474,337	9,468
*	Rogers Corp.	169,909	9,304
*	ScanSource Inc.	266,807	9,229
*	Super Micro Computer Inc.	312,931	9,206
*,^ Ubiquiti Networks Inc.		240,790	9,037
*	Cabot Microelectronics Corp.	216,447	8,972

*	Amkor Technology Inc.	1,036,170	8,714
*,^ FireEye Inc.		284,039	8,680
*	Virtusa Corp.	243,774	8,669
*	Insight Enterprises Inc.	381,532	8,634
	CSG Systems International Inc.	319,620	8,400
*,^ Gogo Inc.		489,075	8,246
*	Lattice Semiconductor Corp.	1,098,192	8,236
*	FARO Technologies Inc.	161,476	8,195
*	Diodes Inc.	342,238	8,186
*	SPS Commerce Inc.	151,997	8,079
*	Constant Contact Inc.	294,375	7,989
*	Sonus Networks Inc.	2,320,787	7,937
*	Sykes Enterprises Inc.	392,765	7,847
*	Ellie Mae Inc.	235,652	7,682
*,^ Eastman Kodak Co.		347,817	7,642
*	QLogic Corp.	821,165	7,522
*	RealPage Inc.	474,101	7,349
	Badger Meter Inc.	145,383	7,335
*	Marketo Inc.	219,631	7,094
	Brooks Automation Inc.	673,011	7,073
*	ExlService Holdings Inc.	289,348	7,063
	Comtech Telecommunications Corp.	186,789	6,939
*	Newport Corp.	389,207	6,897
*	Advanced Energy Industries Inc.	358,761	6,741
	AVX Corp.	501,851	6,665
*	Ruckus Wireless Inc.	495,080	6,614
*	Infoblox Inc.	448,374	6,614
	ManTech International Corp. Class A	244,086	6,578
*	Rofin-Sinar Technologies Inc.	284,434	6,559
*	Harmonic Inc.	1,033,101	6,550
*	VASCO Data Security International Inc.	348,398	6,543
	Epiq Systems Inc.	369,764	6,493
	Micrel Inc.	537,670	6,468
	Pegasystems Inc.	338,082	6,461
*	II-VI Inc.	545,382	6,419
*	LivePerson Inc.	506,296	6,374
*	Ultratech Inc.	279,057	6,349
*	Interactive Intelligence Group Inc.	151,578	6,336
	Sabre Corp.	351,705	6,301
*	Blucora Inc.	407,777	6,215
	CTS Corp.	382,808	6,083
*	PROS Holdings Inc.	241,191	6,078
*	Monster Worldwide Inc.	1,100,550	6,053
*	Bankrate Inc.	530,016	6,021
*	BroadSoft Inc.	280,224	5,896
*	Imperva Inc.	200,011	5,746
*	CalAmp Corp.	319,444	5,629
*	Stamps.com Inc.	175,685	5,580
*	Checkpoint Systems Inc.	449,499	5,497
*	TeleTech Holdings Inc.	220,825	5,428
*	Callidus Software Inc.	451,039	5,421
*,^ Global Eagle Entertainment Inc.		469,247	5,265
*	Digital River Inc.	356,680	5,179
*	Xoom Corp.	234,541	5,148
*	Applied Micro Circuits Corp.	730,570	5,114
	Forrester Research Inc.	138,487	5,105
	Park Electrochemical Corp.	214,291	5,047

*	Ixia	544,590	4,978
	Daktronics Inc.	404,412	4,970
*	Exar Corp.	554,376	4,962
*	Comverse Inc.	219,792	4,908
*	DTS Inc.	190,297	4,805
*	Xcerra Corp.	484,228	4,741
*	Perficient Inc.	315,995	4,737
^	Ebix Inc.	333,913	4,735
*	Silicon Image Inc.	931,172	4,693
*	Emulex Corp.	917,369	4,532
*,^ Glu Mobile Inc.		872,040	4,508
*	Dice Holdings Inc.	531,378	4,453
*	Global Cash Access Holdings Inc.	659,503	4,452
*,^ Textura Corp.		166,110	4,385
*	Tangoe Inc.	313,776	4,252
*	Nimble Storage Inc.	163,535	4,247
*	Photronics Inc.	525,951	4,234
*	Extreme Networks Inc.	874,307	4,188
*	FormFactor Inc.	575,998	4,130
	Black Box Corp.	172,969	4,034
*	RealD Inc.	427,784	4,008
*	EnerNOC Inc.	235,021	3,986
*	Internap Network Services Corp.	571,821	3,946
*	XO Group Inc.	338,071	3,790
	Cass Information Systems Inc.	91,082	3,771
	IXYS Corp.	355,876	3,737
*	Qualys Inc.	139,556	3,712
*	TTM Technologies Inc.	528,610	3,600
	EarthLink Holdings Corp.	1,049,605	3,590
	Integrated Silicon Solution Inc.	255,091	3,505
*	Cvent Inc.	136,989	3,475
*	SciQuest Inc.	230,853	3,472
*	Liquidity Services Inc.	248,915	3,423
*	Fabrinet	233,047	3,402
	Oplink Communications Inc.	200,692	3,376
*	Mercury Systems Inc.	305,882	3,368
*	ShoreTel Inc.	504,865	3,357
*	MoneyGram International Inc.	266,133	3,337
*	CEVA Inc.	242,909	3,265
*	Calix Inc.	333,366	3,190
*,^ Endurance International Group Holdings Inc.		193,187	3,143
*	Silicon Graphics International Corp.	337,343	3,114
*	Rudolph Technologies Inc.	342,070	3,096
	Cohu Inc.	252,711	3,025
*	Bazaarvoice Inc.	399,608	2,953
*	NVE Corp.	45,602	2,943
*	Inphi Corp.	198,862	2,860
*	Agilysys Inc.	243,739	2,859
*	Nanometrics Inc.	186,153	2,811
*	PDF Solutions Inc.	220,670	2,783
*	Pericom Semiconductor Corp.	281,458	2,741
*	Quantum Corp.	2,338,793	2,713
*	DSP Group Inc.	303,872	2,695
*	Intralinks Holdings Inc.	325,720	2,638
*	Peregrine Semiconductor Corp.	205,080	2,537
	PC Connection Inc.	117,796	2,529
*	Procera Networks Inc.	262,529	2,515

*,^ VirnetX Holding Corp.		418,073	2,508
*	Unwired Planet Inc.	1,337,109	2,487
*	Angie's List Inc.	386,893	2,465
*	Maxwell Technologies Inc.	280,219	2,444
	Electro Rent Corp.	177,418	2,443
*	Entropic Communications Inc.	896,926	2,386
*	Immersion Corp.	267,578	2,296
*	Lionbridge Technologies Inc.	502,513	2,261
*	GSI Group Inc.	195,982	2,252
*	Ultra Clean Holdings Inc.	247,194	2,212
	Reis Inc.	93,417	2,204
	Electro Scientific Industries Inc.	321,234	2,181
*	Kopin Corp.	631,818	2,148
*	Dot Hill Systems Corp.	568,067	2,147
*	Ciber Inc.	621,970	2,133
*	Actuate Corp.	546,338	2,131
	American Software Inc. Class A	241,225	2,128
*	Violin Memory Inc.	433,821	2,113
*	ModusLink Global Solutions Inc.	580,455	2,072
*	GrubHub Inc.	59,857	2,050
*	ChannelAdvisor Corp.	120,806	1,981
*,^ Rocket Fuel Inc.		121,482	1,919
*	Seachange International Inc.	275,174	1,915
*	Zix Corp.	559,817	1,915
*	PRGX Global Inc.	326,279	1,912
*	Vishay Precision Group Inc.	125,425	1,874
*	Datalink Corp.	175,505	1,866
	Bel Fuse Inc. Class B	75,106	1,858
*	Limelight Networks Inc.	791,186	1,847
*	Digi International Inc.	240,682	1,805
*	Jive Software Inc.	306,253	1,785
*	Kemet Corp.	431,924	1,780
*	ePlus Inc.	31,665	1,775
*	ServiceSource International Inc.	542,650	1,753
*	Oclaro Inc.	1,212,363	1,734
*	PFSweb Inc.	159,225	1,732
*	M/A-COM Technology Solutions Holdings Inc.	78,516	1,715
*	Axcelis Technologies Inc.	849,301	1,690
*	Rally Software Development Corp.	136,727	1,642
	Computer Task Group Inc.	144,149	1,600
*	RealNetworks Inc.	229,515	1,595
*	Key Tronic Corp.	150,358	1,589
*	Intevac Inc.	237,818	1,586
*	KVH Industries Inc.	136,673	1,547
*	TeleCommunication Systems Inc. Class A	533,101	1,487
*	Carbonite Inc.	143,627	1,471
	United Online Inc.	132,421	1,450
*	NAPCO Security Technologies Inc.	305,202	1,434
*	Sigma Designs Inc.	327,519	1,412
*	Silver Spring Networks Inc.	144,479	1,394
*	MaxLinear Inc.	202,258	1,392
*,^ QuickLogic Corp.		465,225	1,391
*	Support.com Inc.	636,406	1,375
*,^ Research Frontiers Inc.		237,493	1,366
*	Aviat Networks Inc.	758,062	1,365
	Tessco Technologies Inc.	46,669	1,353
	Hackett Group Inc.	226,854	1,352

	QAD Inc. Class A	71,355	1,329
	Alliance Fiber Optic Products Inc.	106,089	1,319
*	Telenav Inc.	191,849	1,285
	Mesa Laboratories Inc.	22,190	1,282
*	QuinStreet Inc.	308,308	1,279
*	Guidance Software Inc.	188,957	1,272
*	PCM Inc.	128,872	1,259
*	Gigamon Inc.	117,611	1,231
*	E2open Inc.	131,815	1,227
*	Benefitfocus Inc.	45,527	1,227
*	Brightcove Inc.	218,383	1,219
*	Mattson Technology Inc.	490,655	1,212
*	Amtech Systems Inc.	113,179	1,211
*	Emcore Corp.	210,895	1,200
*	Multi-Fineline Electronix Inc.	127,273	1,190
*	Travelzoo Inc.	75,878	1,176
	Digimarc Corp.	56,288	1,166
*	iPass Inc.	758,383	1,145
	Marchex Inc. Class B	274,880	1,141
	MOCON Inc.	75,913	1,133
*	Qumu Corp.	86,341	1,122
*	Rosetta Stone Inc.	138,797	1,117
*,^ Park City Group Inc.		113,084	1,115
	Richardson Electronics Ltd.	109,640	1,095
	Evolving Systems Inc.	115,992	1,062
	Communications Systems Inc.	94,152	1,051
*	Vitesse Semiconductor Corp.	290,714	1,047
*	AXT Inc.	423,969	1,034
*	Barracuda Networks Inc.	40,300	1,034
*	Clearfield Inc.	80,427	1,024
*	Numerex Corp. Class A	97,268	1,019
*	Applied Optoelectronics Inc.	63,312	1,019
*	Information Services Group Inc.	268,034	1,019
*,^ ParkerVision Inc.		885,042	1,009
*	Autobytel Inc.	116,348	999
*	MoSys Inc.	408,402	988
*	Speed Commerce Inc.	357,544	983
	PC-Tel Inc.	127,959	971
*,^ Pixelworks Inc.		148,862	962
*	Rubicon Technology Inc.	223,228	949
*	ID Systems Inc.	124,524	920
*	Frequency Electronics Inc.	86,235	920
	Transact Technologies Inc.	130,847	882
	Astro-Med Inc.	65,498	864
	Aware Inc.	231,356	854
*	Zendesk Inc.	39,311	849
*	Rubicon Project Inc.	71,009	833
*	Mandalay Digital Group Inc.	177,153	811
*,^ CVD Equipment Corp.		61,399	795
*	CyberOptics Corp.	70,691	793
*	LRAD Corp.	290,661	788
*,^ Neonode Inc.		365,294	785
*	Higher One Holdings Inc.	316,532	782
*,^ Mitek Systems Inc.		319,044	769
*	WidePoint Corp.	448,962	768
*	Demand Media Inc.	86,415	765
*	Local Corp.	381,029	762

*	Hutchinson Technology Inc.	208,017	761
*	eGain Corp.	126,158	757
*	Cascade Microtech Inc.	73,807	748
*	BSQUARE Corp.	190,233	744
*	Innodata Inc.	241,360	736
*	Westell Technologies Inc. Class A	393,529	724
*	Radisys Corp.	265,976	710
*	Rightside Group Ltd.	71,437	697
*	Paycom Software Inc.	41,915	694
*	Millennial Media Inc.	368,721	686
*	A10 Networks Inc.	74,973	683
*	Everyday Health Inc.	48,108	672
*,^ MeetMe Inc.		336,096	662
*	Datawatch Corp.	64,285	659
*	Mattersight Corp.	121,238	656
*	Novatel Wireless Inc.	177,301	651
*	Meru Networks Inc.	167,979	640
*	Echelon Corp.	311,964	636
*	GSI Technology Inc.	116,512	630
*	Zhone Technologies Inc.	232,450	628
*	Vringo Inc.	657,336	621
*,^ Uni-Pixel Inc.		93,998	596
*	Marin Software Inc.	68,886	592
*	Data I/O Corp.	180,066	592
*	Planar Systems Inc.	154,069	584
*	ANADIGICS Inc.	842,326	567
*	Amber Road Inc.	32,539	564
*	Wireless Telecom Group Inc.	231,511	556
*	FalconStor Software Inc.	479,441	551
	Perceptron Inc.	55,542	544
*	Model N Inc.	54,211	535
*	GTT Communications Inc.	44,580	531
	TheStreet Inc.	234,379	525
*	PAR Technology Corp.	106,779	523
	Optical Cable Corp.	112,873	511
*,^ Crossroads Systems Inc.		177,804	507
*	Spark Networks Inc.	109,151	506
*	Aerohive Networks Inc.	63,030	506
*	NCI Inc. Class A	53,078	505
*	Mavenir Systems Inc.	39,999	502
	CSP Inc.	63,018	502
*,^ MicroVision Inc.		258,683	502
*	Alpha & Omega Semiconductor Ltd.	52,175	490
*	Onvia Inc.	108,483	480
*	TrueCar Inc.	26,147	469
*	LoJack Corp.	117,277	460
*	Identiv Inc.	32,847	440
*	CUI Global Inc.	59,609	432
*	Audience Inc.	57,871	428
*,^ Liquid Holdings Group Inc.		314,719	428
*,^ Wave Systems Corp. Class A		395,991	424
*	IEC Electronics Corp.	91,854	414
*	Newtek Business Services Inc.	147,777	406
*	USA Technologies Inc.	224,667	404
	Concurrent Computer Corp.	55,268	402
*	Edgewater Technology Inc.	57,296	394
*	InterCloud Systems Inc.	86,402	392

*	Netlist Inc.	329,552	392
*,^ ClearSign Combustion Corp.		58,692	392
*	Imation Corp.	128,599	379
*,^ Infosonics Corp.		187,832	372
*	BTU International Inc.	113,437	369
*	StarTek Inc.	46,382	359
*,^ Cyan Inc.		108,809	339
*,^ Digital Ally Inc.		21,121	338
*	BroadVision Inc.	37,841	335
*	ClearOne Inc.	39,581	334
*	Varonis Systems Inc.	15,594	329
*	Planet Payment Inc.	164,743	323
*	GSE Systems Inc.	200,594	313
*	Internet Patents Corp.	100,800	310
*,^ Document Security Systems Inc.		357,332	304
*	STR Holdings Inc.	204,035	296
*	NeoPhotonics Corp.	86,551	290
*	Acorn Energy Inc.	186,797	290
*	Viasystems Group Inc.	18,153	285
*	Sonic Foundry Inc.	29,544	279
*	Care.com Inc.	34,231	279
*	Inuvo Inc.	185,610	278
*	OPOWER Inc.	14,646	276
*	Borderfree Inc.	21,399	276
*	Q2 Holdings Inc.	19,324	271
*	TechTarget Inc.	29,137	250
*	Tremor Video Inc.	106,730	250
*	Lantronix Inc.	140,011	249
	GlobalSCAPE Inc.	99,732	240
*	Ikanos Communications Inc.	672,829	237
*	xG Technology Inc.	118,049	231
*	TubeMogul Inc.	19,574	225
^	LiveDeal Inc.	74,589	222
*	YuMe Inc.	44,387	222
	QAD Inc. Class B	14,091	222
*	Video Display Corp.	71,008	217
*	Covisint Corp.	49,745	206
*	Envivio Inc.	111,337	205
*	eMagin Corp.	85,535	201
*,^ Energous Corp.		17,541	200
*	NetSol Technologies Inc.	52,862	196
*	Crexendo Inc.	65,793	189
*	LGL Group Inc.	47,780	183
*	RELM Wireless Corp.	30,280	156
*	Selectica Inc.	25,943	155
*	Five9 Inc.	23,498	154
*	Looksmart Ltd.	69,526	153
*,^ Remark Media Inc.		23,604	148
*	Intellicheck Mobilisa Inc.	35,937	141
*	XRS Corp.	25,100	139
*	Asure Software Inc.	27,280	139
	Bel Fuse Inc. Class A	5,719	135
*,^ Superconductor Technologies Inc.		46,993	132
*	Intermolecular Inc.	53,527	124
*	Smith Micro Software Inc.	127,109	113
*	Synacor Inc.	57,301	109
*	World Energy Solutions Inc.	22,234	109

*	Interphase Corp.	35,245	109
	RF Industries Ltd.	20,988	103
*	Net Element Inc.	46,626	100
*	Ascent Solar Technologies Inc.	44,886	99
*	Bridgeline Digital Inc.	144,377	97
*	GigOptix Inc.	77,419	94
*	LightPath Technologies Inc. Class A	63,678	94
*	Aetrium Inc.	21,572	93
*	Exa Corp.	8,223	93
*	TSR Inc.	27,043	87
*	Overland Storage Inc.	26,850	87
*	Blackhawk Network Holdings Inc.	2,465	80
*	Iteris Inc.	34,860	61
*	inTEST Corp.	12,602	60
*	Advanced Photonix Inc. Class A	99,780	55
*	Elecsys Corp.	5,000	55
*	Viggle Inc.	15,559	54
*	Majesco Entertainment Co.	43,648	46
*,^ WPCS International Inc.		55,320	46
*	ChyronHego Corp.	14,698	44
	Wayside Technology Group Inc.	2,700	43
*	Giga-tronics Inc.	18,200	36
*	Xplore Technologies Corp.	6,900	35
*	TigerLogic Corp.	31,880	29
*	Sevcon Inc.	3,344	27
*,^ Inventergy Global Inc.		14,767	26
*	Daegis Inc.	31,670	26
*	ADDvantage Technologies Group Inc.	10,200	24
*	Sutron Corp.	3,900	20
*	Resonant Inc.	2,300	17
*	Dataram Corp.	6,475	16
*	SigmaTron International Inc.	2,200	16
*	Voltari Corp.	8,435	13
*	RMG Networks Holding Corp.	7,500	12
*	Cover-All Technologies Inc.	9,331	12
*	Qualstar Corp.	9,220	11
*	Pulse Electronics Corp.	6,520	9
*	Aehr Test Systems	3,200	8
*	LGL Group Inc. Warrants Exp. 06/08/2018	238,900	5
*	IntriCon Corp.	400	2
*	Glowpoint Inc.	1,550	2
*	Avid Technology Inc.	149	2
*	MAM Software Group Inc.	200	1
			6,181,133
Materials (5.3%)
	Celanese Corp. Class A	1,413,940	82,744
	Ashland Inc.	652,942	67,971
	Rock-Tenn Co. Class A	1,303,966	62,043
*	WR Grace & Co.	681,563	61,981
	Packaging Corp. of America	895,979	57,181
*	Crown Holdings Inc.	1,264,969	56,316
	RPM International Inc.	1,215,899	55,664
	Valspar Corp.	694,307	54,843
	United States Steel Corp.	1,321,704	51,771
	Rockwood Holdings Inc.	648,739	49,596
	Steel Dynamics Inc.	2,186,147	49,429
	Reliance Steel & Aluminum Co.	710,062	48,568

Huntsman Corp.	1,832,571	47,629
Eagle Materials Inc.	457,198	46,556
Albemarle Corp.	715,943	42,169
Royal Gold Inc.	593,176	38,521
NewMarket Corp.	99,796	38,024
* Graphic Packaging Holding Co.	2,978,288	37,020
Sonoco Products Co.	926,504	36,402
AptarGroup Inc.	593,571	36,030
Westlake Chemical Corp.	374,676	32,443
Cytec Industries Inc.	653,984	30,927
US Silica Holdings Inc.	490,372	30,653
PolyOne Corp.	840,740	29,914
Cabot Corp.	588,143	29,860
* Berry Plastics Group Inc.	1,070,396	27,017
Compass Minerals International Inc.	305,630	25,758
Sensient Technologies Corp.	439,116	22,988
Axiall Corp.	639,174	22,889
Scotts Miracle-Gro Co. Class A	407,633	22,420
Carpenter Technology Corp.	484,451	21,873
* KapStone Paper and Packaging Corp.	763,988	21,369
Domtar Corp.	591,942	20,795
* Platform Specialty Products Corp.	792,454	19,827
Minerals Technologies Inc.	314,200	19,389
* Chemtura Corp.	824,718	19,241
Silgan Holdings Inc.	398,414	18,725
Commercial Metals Co.	1,072,951	18,315
HB Fuller Co.	461,171	18,308
Olin Corp.	715,417	18,064
* Louisiana-Pacific Corp.	1,287,689	17,500
Worthington Industries Inc.	462,775	17,224
* Stillwater Mining Co.	1,092,951	16,427
TimkenSteel Corp.	347,093	16,136
Balchem Corp.	282,222	15,965
^ Cliffs Natural Resources Inc.	1,395,091	14,481
Tronox Ltd. Class A	552,157	14,384
* SunCoke Energy Inc.	631,301	14,173
Greif Inc. Class A	308,662	13,522
* Resolute Forest Products Inc.	862,279	13,486
^ Rayonier Advanced Materials Inc.	394,695	12,989
* AK Steel Holding Corp.	1,564,538	12,532
Kaiser Aluminum Corp.	162,662	12,398
* Century Aluminum Co.	468,894	12,177
* Ferro Corp.	809,922	11,736
Schweitzer-Mauduit International Inc.	282,735	11,680
* Flotek Industries Inc.	443,173	11,553
Innophos Holdings Inc.	198,896	10,957
* Clearwater Paper Corp.	180,366	10,842
Globe Specialty Metals Inc.	595,138	10,826
* Boise Cascade Co.	358,987	10,820
A Schulman Inc.	273,617	9,894
* Calgon Carbon Corp.	489,437	9,485
Quaker Chemical Corp.	123,917	8,884
PH Glatfelter Co.	403,583	8,859
* Headwaters Inc.	689,391	8,645
Neenah Paper Inc.	155,145	8,297
Innospec Inc.	229,198	8,228
* Intrepid Potash Inc.	519,845	8,032

	Hecla Mining Co.	3,216,071	7,976
	Stepan Co.	178,166	7,907
	OM Group Inc.	300,490	7,798
*	Horsehead Holding Corp.	448,873	7,420
*	RTI International Metals Inc.	291,410	7,186
	Materion Corp.	230,260	7,062
*	LSB Industries Inc.	192,256	6,865
	Deltic Timber Corp.	109,427	6,819
	Koppers Holdings Inc.	198,404	6,579
	Schnitzer Steel Industries Inc.	247,539	5,953
	Haynes International Inc.	125,390	5,767
*	Kraton Performance Polymers Inc.	308,474	5,494
	Myers Industries Inc.	311,316	5,492
*	Taminco Corp.	208,014	5,429
*	McEwen Mining Inc.	2,614,546	5,124
*	Coeur Mining Inc.	981,790	4,870
*	Senomyx Inc.	560,250	4,594
*	Advanced Emissions Solutions Inc.	215,784	4,590
	Tredegar Corp.	242,515	4,465
	Wausau Paper Corp.	525,866	4,170
*	Rentech Inc.	2,274,243	3,889
	Zep Inc.	258,312	3,622
	Hawkins Inc.	93,747	3,371
*	Mercer International Inc.	343,508	3,349
	Kronos Worldwide Inc.	233,326	3,215
*,^ Allied Nevada Gold Corp.		941,470	3,116
	Noranda Aluminum Holding Corp.	688,612	3,113
	Olympic Steel Inc.	134,275	2,762
	American Vanguard Corp.	245,572	2,750
*	Landec Corp.	212,082	2,598
*	US Concrete Inc.	99,184	2,593
*	OMNOVA Solutions Inc.	477,335	2,563
	FutureFuel Corp.	196,482	2,336
*,^ Molycorp Inc.		1,786,828	2,126
	Ampco-Pittsburgh Corp.	101,177	2,024
*	Handy & Harman Ltd.	67,082	1,762
	Gold Resource Corp.	343,201	1,757
*	AEP Industries Inc.	43,386	1,643
*	Universal Stainless & Alloy Products Inc.	61,171	1,612
^	Walter Energy Inc.	606,073	1,418
	Synalloy Corp.	79,907	1,390
*	AM Castle & Co.	156,763	1,339
*	Penford Corp.	98,904	1,303
	Chase Corp.	36,817	1,146
	United States Lime & Minerals Inc.	18,246	1,061
*,^ Paramount Gold and Silver Corp.		1,117,491	1,006
*	Trecora Resources	77,687	962
*,^ Midway Gold Corp.		883,033	918
*	Core Molding Technologies Inc.	58,807	834
	KMG Chemicals Inc.	47,649	776
*	Codexis Inc.	239,986	559
*	General Moly Inc.	720,606	537
*	TOR Minerals International Inc.	59,129	504
*,^ Verso Paper Corp.		144,490	462
*	Solitario Exploration & Royalty Corp.	381,460	458
*	Comstock Mining Inc.	358,466	434
*	UFP Technologies Inc.	16,226	357

*	BioAmber Inc.	30,716	307
*	US Antimony Corp.	181,971	231
*	Marrone Bio Innovations Inc.	72,932	194
*	Trinseo SA	10,600	167
*,^ Clean Diesel Technologies Inc.		88,444	152
*	Mines Management Inc.	200,193	122
*,^ Golden Minerals Co.		173,261	111
*,^ Silver Bull Resources Inc.		463,119	102
*	Metabolix Inc.	41,212	37
*	Timberline Resources Corp.	366,815	29
*	ForceField Energy Inc.	2,025	13
*	Continental Materials Corp.	600	9
			2,032,064
Other (0.0%)
*	Leap Wireless International Inc CVR	524,960	1,323
*	Furiex Pharmaceuticals Inc. CVR	77,743	760
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	311
*	Camco Financial Corp. Warrants Exp. 11/06/2017	32,905	225
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	912,063	100
*	Southern Community Financial Corp	182,721	40
*	Cubist Pharmaceuticals, Inc. CVR	178,549	23
*	Entertainment Gaming Asia Inc. Rights Exp. 10/15/2014	20,956	2
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—
			2,784
Telecommunication Services (1.3%)
*	SBA Communications Corp. Class A	1,174,983	130,306
*	Level 3 Communications Inc.	1,627,817	74,440
*	T-Mobile US Inc.	2,425,967	70,038
*	tw telecom Inc. Class A	1,257,499	52,325
*	Sprint Corp.	7,199,666	45,646
	Telephone & Data Systems Inc.	901,159	21,592
	Cogent Communications Holdings Inc.	395,194	13,282
	Consolidated Communications Holdings Inc.	351,165	8,797
*,^ Globalstar Inc.		2,292,577	8,391
*	Cincinnati Bell Inc.	2,053,053	6,919
*	Premiere Global Services Inc.	511,543	6,123
*	Iridium Communications Inc.	685,277	6,065
	Shenandoah Telecommunications Co.	231,011	5,731
	Atlantic Tele-Network Inc.	102,521	5,526
*	United States Cellular Corp.	146,930	5,213
*	8x8 Inc.	771,910	5,156
*	Vonage Holdings Corp.	1,571,186	5,154
*	General Communication Inc. Class A	411,735	4,492
*	FairPoint Communications Inc.	291,562	4,423
	Inteliquent Inc.	334,175	4,161
*	inContact Inc.	475,380	4,133
	Spok Holdings Inc.	272,865	3,550
	Lumos Networks Corp.	187,479	3,047
	IDT Corp. Class B	185,742	2,983
*	Intelsat SA	169,565	2,906
	Enventis Corp.	138,857	2,524
*	ORBCOMM Inc.	398,999	2,294
*	RingCentral Inc. Class A	139,767	1,776
	NTELOS Holdings Corp.	146,164	1,555
*	Straight Path Communications Inc. Class B	88,422	1,393

*	Hawaiian Telcom Holdco Inc.	51,855	1,332
*,^ Towerstream Corp.		552,194	817
*	Boingo Wireless Inc.	113,997	813
*	Alaska Communications Systems Group Inc.	497,003	780
*,^ Elephant Talk Communications Corp.		667,222	687
*	Alteva	66,323	468
			514,838
Utilities (3.1%)
	American Water Works Co. Inc.	1,631,636	78,694
*	Calpine Corp.	3,373,146	73,197
	OGE Energy Corp.	1,820,083	67,543
	Alliant Energy Corp.	1,014,034	56,188
	National Fuel Gas Co.	766,077	53,618
	UGI Corp.	1,569,979	53,521
	ITC Holdings Corp.	1,423,876	50,733
	MDU Resources Group Inc.	1,766,360	49,122
	Atmos Energy Corp.	913,963	43,596
	Westar Energy Inc. Class A	1,181,195	40,302
	Aqua America Inc.	1,613,555	37,967
	Questar Corp.	1,596,203	35,579
	Great Plains Energy Inc.	1,403,216	33,916
	Vectren Corp.	763,857	30,478
	Cleco Corp.	549,823	26,474
^	Hawaiian Electric Industries Inc.	956,512	25,395
	IDACORP Inc.	459,721	24,646
	Piedmont Natural Gas Co. Inc.	713,466	23,923
	Portland General Electric Co.	712,178	22,875
*	Dynegy Inc. Class A	777,445	22,437
	Southwest Gas Corp.	423,512	20,574
	WGL Holdings Inc.	472,967	19,921
	New Jersey Resources Corp.	386,478	19,521
	Black Hills Corp.	406,536	19,465
	UIL Holdings Corp.	514,838	18,225
	PNM Resources Inc.	730,926	18,207
	Laclede Group Inc.	391,028	18,144
	Avista Corp.	541,710	16,538
	ONE Gas Inc.	478,964	16,405
	South Jersey Industries Inc.	306,295	16,344
	NorthWestern Corp.	356,547	16,173
	ALLETE Inc.	360,971	16,024
	NRG Yield Inc. Class A	312,185	14,688
	El Paso Electric Co.	369,299	13,498
	MGE Energy Inc.	319,587	11,908
	Pattern Energy Group Inc. Class A	361,823	11,188
	American States Water Co.	361,971	11,011
	Northwest Natural Gas Co.	252,767	10,679
	Empire District Electric Co.	410,259	9,908
	California Water Service Group	437,978	9,828
	Otter Tail Corp.	349,788	9,329
	Chesapeake Utilities Corp.	158,739	6,613
	Ormat Technologies Inc.	214,960	5,647
	Unitil Corp.	135,073	4,199
	SJW Corp.	150,438	4,042
*	TerraForm Power Inc. Class A	131,002	3,781
	Middlesex Water Co.	167,434	3,282
	Connecticut Water Service Inc.	87,380	2,840
	York Water Co.	110,334	2,207

	Artesian Resources Corp. Class A			80,918	1,630
	Delta Natural Gas Co. Inc.			76,021	1,503
*	Cadiz Inc.			107,340	1,115
*	Genie Energy Ltd. Class B			155,862	1,096
*	Pure Cycle Corp.			160,639	1,039
	Gas Natural Inc.			30,836	364
*	US Geothermal Inc.			596,977	334
*	American DG Energy Inc.			65,246	75
*	Spark Energy Inc. Class A			3,522	61
					1,207,610
Total Common Stocks (Cost $28,251,498)					38,311,967
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund		0.109%		422,023,795	422,024

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.078%	10/1/14	1,100	1,100
4	Federal Home Loan Bank Discount Notes	0.080%	10/3/14	2,500	2,500
[4,5] Federal Home Loan Bank Discount Notes		0.079%	10/8/14	2,000	2,000
4	Federal Home Loan Bank Discount Notes	0.055%	12/3/14	5,000	4,999
[5,6] Freddie Mac Discount Notes		0.077%	10/20/14	1,600	1,600
					12,199
Total Temporary Cash Investments (Cost $434,223)					434,223
Total Investments (100.9%) (Cost $28,685,721)					38,746,190
Other Assets and Liabilities-Net (-0.9%)[3]					(341,777)
Net Assets (100%)					38,404,413

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $352,615,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $390,636,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,200,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Extended Market Index Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	38,309,183	227	2,557
Temporary Cash Investments	422,024	12,199	—
Futures Contracts—Liabilities[1]	(739)	—	—
Total	38,730,468	12,426	2,557
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Extended Market Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2014	238	32,497	(1,371)
E-mini Russell 2000 Index	December 2014	267	29,279	(765)
E-mini S&P 500 Index	December 2014	150	14,741	(30)
				(2,166)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $28,692,377,000. Net unrealized appreciation of investment securities for tax purposes was $10,053,813,000, consisting of unrealized gains of $11,851,736,000 on securities that had risen in value since their purchase and $1,797,923,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.9%)
EI du Pont de Nemours & Co.	449,998	32,292
Dow Chemical Co.	586,677	30,765
LyondellBasell Industries NV Class A	201,735	21,920
Praxair Inc.	143,524	18,515
Freeport-McMoRan Inc.	510,534	16,669
Ecolab Inc.	132,540	15,220
PPG Industries Inc.	67,830	13,345
Air Products & Chemicals Inc.	94,247	12,269
International Paper Co.	209,944	10,023
Alcoa Inc.	578,020	9,300
Nucor Corp.	156,663	8,504
Sigma-Aldrich Corp.	58,485	7,955
Mosaic Co.	158,972	7,060
CF Industries Holdings Inc.	24,348	6,798
Newmont Mining Corp.	244,296	5,631
Eastman Chemical Co.	66,702	5,395
Celanese Corp. Class A	76,095	4,453
CONSOL Energy Inc.	113,218	4,286
Ashland Inc.	38,183	3,975
International Flavors & Fragrances Inc.	39,959	3,831
FMC Corp.	65,241	3,731
Airgas Inc.	33,038	3,656
* WR Grace & Co.	35,439	3,223
Huntsman Corp.	101,252	2,632
Reliance Steel & Aluminum Co.	36,431	2,492
Albemarle Corp.	39,102	2,303
Avery Dennison Corp.	46,393	2,071
Westlake Chemical Corp.	19,732	1,709
Peabody Energy Corp.	133,141	1,648
		261,671
Consumer Goods (10.1%)
Procter & Gamble Co.	1,331,158	111,471
Coca-Cola Co.	1,940,623	82,787
PepsiCo Inc.	740,795	68,961
Philip Morris International Inc.	768,031	64,054
Altria Group Inc.	975,146	44,798
NIKE Inc. Class B	339,354	30,270
Colgate-Palmolive Co.	448,705	29,265
Monsanto Co.	257,744	28,999
Ford Motor Co.	1,870,625	27,667
Mondelez International Inc. Class A	787,467	26,983
General Motors Co.	630,676	20,144
Kimberly-Clark Corp.	183,743	19,765
Kraft Foods Group Inc.	291,889	16,463
Archer-Daniels-Midland Co.	317,136	16,206
General Mills Inc.	300,570	15,164
Johnson Controls Inc.	327,314	14,402
VF Corp.	169,498	11,192

Lorillard Inc.	177,465	10,632
* Tesla Motors Inc.	39,799	9,658
Mead Johnson Nutrition Co.	99,355	9,560
Reynolds American Inc.	157,575	9,297
Delphi Automotive plc	147,355	9,039
Estee Lauder Cos. Inc. Class A	115,035	8,595
Keurig Green Mountain Inc.	59,990	7,807
Kellogg Co.	124,006	7,639
ConAgra Foods Inc.	208,578	6,891
* Constellation Brands Inc. Class A	79,060	6,891
* Michael Kors Holdings Ltd.	95,889	6,846
Stanley Black & Decker Inc.	76,861	6,824
Hershey Co.	71,225	6,797
* Monster Beverage Corp.	69,613	6,381
Genuine Parts Co.	71,328	6,256
Harley-Davidson Inc.	106,762	6,214
Dr Pepper Snapple Group Inc.	96,024	6,175
Clorox Co.	63,391	6,088
* Under Armour Inc. Class A	85,769	5,927
BorgWarner Inc.	112,332	5,910
Bunge Ltd.	68,326	5,755
Whirlpool Corp.	38,415	5,595
* TRW Automotive Holdings Corp.	54,657	5,534
Tyson Foods Inc. Class A	138,088	5,437
Molson Coors Brewing Co. Class B	71,142	5,296
Hanesbrands Inc.	48,912	5,255
* Electronic Arts Inc.	146,052	5,201
Activision Blizzard Inc.	246,855	5,132
Mattel Inc.	166,264	5,096
Ralph Lauren Corp. Class A	30,273	4,987
PVH Corp.	40,388	4,893
Coca-Cola Enterprises Inc.	108,285	4,804
Coach Inc.	134,653	4,795
JM Smucker Co.	48,297	4,781
Church & Dwight Co. Inc.	66,451	4,662
Newell Rubbermaid Inc.	135,245	4,654
Brown-Forman Corp. Class B	50,758	4,579
Polaris Industries Inc.	29,083	4,356
Campbell Soup Co.	100,101	4,277
* Mohawk Industries Inc.	30,530	4,116
Energizer Holdings Inc.	30,292	3,732
McCormick & Co. Inc.	54,790	3,665
Leucadia National Corp.	153,376	3,656
* Jarden Corp.	59,928	3,602
* LKQ Corp.	133,226	3,542
Lear Corp.	39,912	3,449
Hormel Foods Corp.	64,701	3,325
DR Horton Inc.	160,900	3,302
Lennar Corp. Class A	84,152	3,268
Hasbro Inc.	57,322	3,152
PulteGroup Inc.	166,665	2,943
* WABCO Holdings Inc.	29,735	2,704
Avon Products Inc.	212,415	2,676
* NVR Inc.	1,947	2,200
* lululemon athletica Inc.	51,178	2,150
* Fossil Group Inc.	21,020	1,974
^ Herbalife Ltd.	31,499	1,378

Coty Inc. Class A	35,962	595
* Pilgrim's Pride Corp.	12,700	388
Lennar Corp. Class B	985	32
		928,956
Consumer Services (13.0%)
Walt Disney Co.	759,544	67,622
Home Depot Inc.	661,686	60,703
Wal-Mart Stores Inc.	792,399	60,595
* Amazon.com Inc.	181,717	58,593
Comcast Corp. Class A	976,377	52,510
McDonald's Corp.	482,781	45,772
CVS Health Corp.	569,386	45,317
* eBay Inc.	548,794	31,078
Time Warner Inc.	399,023	30,010
* Priceline Group Inc.	25,769	29,855
Twenty-First Century Fox Inc. Class A	851,354	29,193
Costco Wholesale Corp.	215,400	26,994
Starbucks Corp.	350,613	26,457
Lowe's Cos. Inc.	489,994	25,930
Walgreen Co.	423,028	25,073
McKesson Corp.	113,861	22,165
* DIRECTV	246,822	21,355
Time Warner Cable Inc.	137,344	19,707
Target Corp.	311,402	19,519
TJX Cos. Inc.	326,880	19,341
Comcast Corp.	291,422	15,591
Yum! Brands Inc.	216,170	15,560
Delta Air Lines Inc.	414,776	14,994
Viacom Inc. Class B	186,855	14,377
* Netflix Inc.	28,048	12,655
American Airlines Group Inc.	353,821	12,554
Cardinal Health Inc.	165,539	12,402
Las Vegas Sands Corp.	197,768	12,303
CBS Corp. Class B	229,747	12,291
Kroger Co.	228,338	11,874
Southwest Airlines Co.	338,565	11,433
Sysco Corp.	288,290	10,941
Macy's Inc.	177,262	10,313
* Chipotle Mexican Grill Inc. Class A	15,257	10,170
* Dollar General Corp.	149,096	9,111
Carnival Corp.	218,487	8,777
* United Continental Holdings Inc.	183,665	8,594
Omnicom Group Inc.	123,513	8,505
L Brands Inc.	122,035	8,174
* AutoZone Inc.	16,019	8,164
AmerisourceBergen Corp. Class A	104,998	8,116
Starwood Hotels & Resorts Worldwide Inc.	93,887	7,812
Ross Stores Inc.	99,026	7,484
Wynn Resorts Ltd.	39,747	7,436
* O'Reilly Automotive Inc.	48,463	7,287
Marriott International Inc. Class A	99,816	6,977
Whole Foods Market Inc.	177,088	6,749
* DISH Network Corp. Class A	103,726	6,699
Nielsen NV	149,558	6,630
* Liberty Interactive Corp. Class A	221,915	6,329
* Bed Bath & Beyond Inc.	94,319	6,209
* Charter Communications Inc. Class A	40,049	6,062

	Kohl's Corp.	91,720	5,598
*	Hertz Global Holdings Inc.	220,028	5,586
*	Dollar Tree Inc.	96,256	5,397
	Tiffany & Co.	54,094	5,210
*	Discovery Communications Inc.	136,671	5,095
	Wyndham Worldwide Corp.	62,108	5,047
*	CarMax Inc.	108,591	5,044
	Gap Inc.	120,270	5,014
*	TripAdvisor Inc.	54,082	4,944
	Nordstrom Inc.	69,504	4,752
*	Liberty Media Corp.	100,958	4,744
	Advance Auto Parts Inc.	35,873	4,674
	Best Buy Co. Inc.	137,301	4,612
	Signet Jewelers Ltd.	39,478	4,497
	Royal Caribbean Cruises Ltd.	65,594	4,414
*	Sirius XM Holdings Inc.	1,251,414	4,367
	Expedia Inc.	48,562	4,255
	H&R Block Inc.	135,060	4,188
	Tractor Supply Co.	67,863	4,174
*	MGM Resorts International	180,851	4,120
*	IHS Inc. Class A	31,681	3,966
	Safeway Inc.	113,252	3,884
	Staples Inc.	316,719	3,832
	Interpublic Group of Cos. Inc.	207,136	3,795
*	News Corp. Class A	227,690	3,723
	Family Dollar Stores Inc.	47,384	3,660
*	Hilton Worldwide Holdings Inc.	144,933	3,570
*	Ulta Salon Cosmetics & Fragrance Inc.	29,979	3,543
	PetSmart Inc.	48,533	3,402
	Darden Restaurants Inc.	65,063	3,348
	Scripps Networks Interactive Inc. Class A	40,039	3,127
	Williams-Sonoma Inc.	41,468	2,760
*	Discovery Communications Inc. Class A	72,285	2,732
	FactSet Research Systems Inc.	19,819	2,409
*	Liberty Media Corp. Class A	46,135	2,177
	Foot Locker Inc.	35,475	1,974
*	AutoNation Inc.	37,797	1,902
*	Urban Outfitters Inc.	50,807	1,865
	Aramark	62,924	1,655
*	Norwegian Cruise Line Holdings Ltd.	45,254	1,630
	Twenty-First Century Fox Inc.	48,091	1,602
^	Burger King Worldwide Inc.	51,506	1,528
	Extended Stay America Inc.	54,958	1,305
*	Sprouts Farmers Market Inc.	44,471	1,293
*	Hyatt Hotels Corp. Class A	19,805	1,199
*	zulily Inc. Class A	8,976	340
*	News Corp. Class B	12,020	194
*,^ Sears Holdings Corp.		6,522	165
	CBS Corp. Class A	2,867	154
	Viacom Inc. Class A	985	76
			1,192,904
Financials (17.6%)
	Wells Fargo & Co.	2,566,498	133,124
*	Berkshire Hathaway Inc. Class B	894,912	123,623
	JPMorgan Chase & Co.	1,849,118	111,391
	Bank of America Corp.	5,169,782	88,145
	Citigroup Inc.	1,416,011	73,378

Visa Inc. Class A	243,246	51,901
American Express Co.	514,513	45,040
American International Group Inc.	701,547	37,898
Goldman Sachs Group Inc.	205,672	37,755
US Bancorp	885,312	37,033
MasterCard Inc. Class A	492,785	36,427
Simon Property Group Inc.	152,710	25,109
Morgan Stanley	723,445	25,009
MetLife Inc.	442,113	23,750
PNC Financial Services Group Inc.	265,606	22,731
Capital One Financial Corp.	275,829	22,513
Bank of New York Mellon Corp.	555,975	21,533
Prudential Financial Inc.	225,166	19,801
American Tower Corporation	194,664	18,226
BlackRock Inc.	53,069	17,424
ACE Ltd.	156,742	16,438
Charles Schwab Corp.	544,307	15,997
Travelers Cos. Inc.	166,644	15,655
Discover Financial Services	226,985	14,616
State Street Corp.	197,736	14,555
Marsh & McLennan Cos. Inc.	267,564	14,004
Crown Castle International Corp.	164,112	13,216
BB&T Corp.	353,563	13,156
Allstate Corp.	213,013	13,073
CME Group Inc.	156,874	12,543
Aon plc	142,808	12,520
Aflac Inc.	211,576	12,324
Public Storage	72,161	11,967
Ameriprise Financial Inc.	92,044	11,356
McGraw Hill Financial Inc.	133,134	11,243
Equity Residential	177,773	10,947
Franklin Resources Inc.	199,814	10,912
Intercontinental Exchange Inc.	55,800	10,884
Chubb Corp.	118,200	10,766
Health Care REIT Inc.	159,220	9,931
SunTrust Banks Inc.	260,703	9,915
Moody's Corp.	103,936	9,822
T. Rowe Price Group Inc.	122,862	9,632
Prologis Inc.	245,729	9,264
AvalonBay Communities Inc.	64,404	9,079
Ventas Inc.	144,692	8,964
HCP Inc.	225,438	8,952
Boston Properties Inc.	75,292	8,716
Invesco Ltd.	212,342	8,383
Vornado Realty Trust	82,996	8,296
Weyerhaeuser Co.	259,596	8,271
Fifth Third Bancorp	410,252	8,213
Hartford Financial Services Group Inc.	220,148	8,201
Host Hotels & Resorts Inc.	371,797	7,930
Principal Financial Group Inc.	144,423	7,578
Northern Trust Corp.	109,998	7,483
M&T Bank Corp.	58,443	7,205
Lincoln National Corp.	128,922	6,908
Regions Financial Corp.	677,561	6,803
General Growth Properties Inc.	282,502	6,653
Progressive Corp.	261,714	6,616
Loews Corp.	151,508	6,312

KeyCorp	432,856	5,770
Essex Property Trust Inc.	31,193	5,576
* Affiliated Managers Group Inc.	27,303	5,470
American Realty Capital Properties Inc.	445,224	5,369
Annaly Capital Management Inc.	464,148	4,957
SL Green Realty Corp.	46,782	4,740
Equifax Inc.	59,719	4,463
Realty Income Corp.	109,401	4,462
Comerica Inc.	88,753	4,425
Macerich Co.	68,964	4,402
Unum Group	125,794	4,325
XL Group plc Class A	130,088	4,315
Kimco Realty Corp.	192,129	4,210
CIT Group Inc.	91,575	4,209
Western Union Co.	259,757	4,166
Digital Realty Trust Inc.	66,743	4,163
* Markel Corp.	6,531	4,155
* CBRE Group Inc. Class A	138,776	4,127
* Ally Financial Inc.	176,499	4,084
TD Ameritrade Holding Corp.	121,707	4,061
Huntington Bancshares Inc.	406,388	3,954
Federal Realty Investment Trust	33,275	3,942
Navient Corp.	208,120	3,686
American Capital Agency Corp.	172,675	3,669
Cincinnati Financial Corp.	76,130	3,582
FNF Group	128,771	3,572
* Arch Capital Group Ltd.	63,086	3,452
Plum Creek Timber Co. Inc.	87,095	3,398
Torchmark Corp.	64,426	3,374
Raymond James Financial Inc.	62,594	3,354
UDR Inc.	123,006	3,352
First Republic Bank	66,394	3,279
New York Community Bancorp Inc.	205,767	3,266
Willis Group Holdings plc	78,595	3,254
* Genworth Financial Inc. Class A	244,138	3,198
Lazard Ltd. Class A	63,080	3,198
Voya Financial Inc.	78,526	3,070
Zions Bancorporation	99,677	2,897
Jones Lang LaSalle Inc.	22,050	2,786
Reinsurance Group of America Inc. Class A	34,431	2,759
Camden Property Trust	39,861	2,732
SEI Investments Co.	74,764	2,703
Everest Re Group Ltd.	16,677	2,702
* MSCI Inc. Class A	57,259	2,692
Legg Mason Inc.	52,207	2,671
* Realogy Holdings Corp.	71,566	2,662
PartnerRe Ltd.	23,881	2,624
Alexandria Real Estate Equities Inc.	35,214	2,597
NASDAQ OMX Group Inc.	58,227	2,470
WR Berkley Corp.	49,985	2,389
Hudson City Bancorp Inc.	232,272	2,258
People's United Financial Inc.	152,654	2,209
Axis Capital Holdings Ltd.	46,467	2,199
Rayonier Inc.	62,005	1,931
LPL Financial Holdings Inc.	41,647	1,918
* Alleghany Corp.	3,839	1,605
* Synchrony Financial	60,658	1,489

* Berkshire Hathaway Inc. Class A	6	1,241
Assurant Inc.	17,412	1,120
Brixmor Property Group Inc.	48,167	1,072
Santander Consumer USA Holdings Inc.	51,309	914
* Ocwen Financial Corp.	27,193	712
		1,610,511
Health Care (13.0%)
Johnson & Johnson	1,386,499	147,787
Pfizer Inc.	3,117,256	92,177
Merck & Co. Inc.	1,418,166	84,069
* Gilead Sciences Inc.	743,174	79,111
Amgen Inc.	373,513	52,464
AbbVie Inc.	743,829	42,964
Bristol-Myers Squibb Co.	815,153	41,719
UnitedHealth Group Inc.	477,696	41,201
* Biogen Idec Inc.	116,057	38,393
* Celgene Corp.	393,099	37,258
Eli Lilly & Co.	494,106	32,043
* Actavis plc	129,824	31,324
Abbott Laboratories	738,781	30,726
Medtronic Inc.	489,580	30,329
Allergan Inc.	151,120	26,928
* Express Scripts Holding Co.	366,301	25,872
Thermo Fisher Scientific Inc.	196,239	23,882
Baxter International Inc.	266,144	19,101
Covidien plc	210,889	18,244
* Alexion Pharmaceuticals Inc.	97,264	16,128
WellPoint Inc.	134,819	16,127
Aetna Inc.	174,796	14,158
* Regeneron Pharmaceuticals Inc.	36,520	13,166
* Vertex Pharmaceuticals Inc.	117,094	13,151
Stryker Corp.	148,973	12,030
Cigna Corp.	129,704	11,763
* Illumina Inc.	68,592	11,244
* HCA Holdings Inc.	159,409	11,241
Becton Dickinson and Co.	94,650	10,772
Humana Inc.	75,774	9,873
Perrigo Co. plc	62,572	9,398
Zoetis Inc.	246,263	9,099
St. Jude Medical Inc.	139,906	8,412
* Mylan Inc.	183,854	8,363
Zimmer Holdings Inc.	83,025	8,348
* Intuitive Surgical Inc.	17,684	8,167
* Boston Scientific Corp.	651,346	7,692
* DaVita HealthCare Partners Inc.	100,268	7,334
* Edwards Lifesciences Corp.	51,945	5,306
CR Bard Inc.	36,559	5,217
* BioMarin Pharmaceutical Inc.	72,296	5,217
* Endo International plc	75,324	5,148
* Mallinckrodt plc	55,758	5,027
* Henry Schein Inc.	41,686	4,855
Universal Health Services Inc. Class B	45,175	4,721
* Jazz Pharmaceuticals plc	28,128	4,516
* CareFusion Corp.	99,420	4,499
* Hospira Inc.	82,951	4,316
Quest Diagnostics Inc.	71,073	4,313
* Laboratory Corp. of America Holdings	41,602	4,233

* Varian Medical Systems Inc.	50,962	4,083
* Waters Corp.	39,415	3,907
* Incyte Corp.	74,577	3,658
* Pharmacyclics Inc.	29,469	3,460
^ ResMed Inc.	68,615	3,381
DENTSPLY International Inc.	69,420	3,166
* IDEXX Laboratories Inc.	25,075	2,955
* Hologic Inc.	116,102	2,825
* Salix Pharmaceuticals Ltd.	14,833	2,317
* Envision Healthcare Holdings Inc.	63,143	2,190
* Quintiles Transnational Holdings Inc.	34,377	1,918
Patterson Cos. Inc.	40,755	1,688
* Intercept Pharmaceuticals Inc.	6,251	1,480
		1,196,454
Industrials (11.5%)
General Electric Co.	4,932,858	126,380
Union Pacific Corp.	441,231	47,838
3M Co.	318,629	45,143
United Technologies Corp.	427,280	45,121
Boeing Co.	318,664	40,591
United Parcel Service Inc. Class B	347,310	34,137
Honeywell International Inc.	365,253	34,012
Caterpillar Inc.	308,447	30,546
Accenture plc Class A	310,248	25,229
Lockheed Martin Corp.	132,600	24,237
Danaher Corp.	292,599	22,232
Emerson Electric Co.	343,370	21,488
FedEx Corp.	132,559	21,402
Automatic Data Processing Inc.	236,466	19,646
General Dynamics Corp.	139,680	17,752
Norfolk Southern Corp.	152,145	16,979
Precision Castparts Corp.	70,489	16,697
CSX Corp.	491,811	15,767
Raytheon Co.	152,978	15,546
Eaton Corp. plc	234,199	14,841
Deere & Co.	178,807	14,660
Illinois Tool Works Inc.	172,294	14,545
Northrop Grumman Corp.	92,061	12,130
Cummins Inc.	85,955	11,344
TE Connectivity Ltd.	201,123	11,120
* LinkedIn Corp. Class A	52,474	10,904
Waste Management Inc.	217,743	10,349
PACCAR Inc.	174,299	9,913
Tyco International Ltd.	218,003	9,716
Agilent Technologies Inc.	163,812	9,334
Sherwin-Williams Co.	40,873	8,951
Parker-Hannifin Corp.	73,230	8,359
* Fiserv Inc.	122,530	7,920
Fidelity National Information Services Inc.	140,004	7,882
Amphenol Corp. Class A	77,274	7,717
WW Grainger Inc.	30,258	7,614
Rockwell Automation Inc.	67,871	7,458
Ingersoll-Rand plc	131,246	7,397
Roper Industries Inc.	49,204	7,198
Xerox Corp.	537,126	7,106
Paychex Inc.	160,293	7,085
Dover Corp.	81,879	6,577

Kansas City Southern	54,062	6,552
* Alliance Data Systems Corp.	25,865	6,422
Pentair plc	94,831	6,211
AMETEK Inc.	120,843	6,068
Fastenal Co.	131,263	5,894
* United Rentals Inc.	47,632	5,292
* FleetCor Technologies Inc.	36,860	5,239
Rockwell Collins Inc.	66,436	5,215
Fluor Corp.	78,025	5,211
* Stericycle Inc.	41,538	4,842
CH Robinson Worldwide Inc.	72,430	4,804
Republic Services Inc. Class A	122,034	4,762
Flowserve Corp.	67,023	4,726
L-3 Communications Holdings Inc.	38,121	4,533
TransDigm Group Inc.	24,578	4,530
Pall Corp.	54,016	4,521
* Verisk Analytics Inc. Class A	73,374	4,468
Textron Inc.	123,089	4,430
* B/E Aerospace Inc.	51,810	4,349
Ball Corp.	68,158	4,312
Masco Corp.	174,626	4,177
Martin Marietta Materials Inc.	31,246	4,029
* Trimble Navigation Ltd.	127,747	3,896
Vulcan Materials Co.	64,019	3,856
* Quanta Services Inc.	104,496	3,792
Expeditors International of Washington Inc.	91,699	3,721
* Sensata Technologies Holding NV	82,394	3,669
* Mettler-Toledo International Inc.	14,279	3,657
Wabtec Corp.	44,935	3,642
Sealed Air Corp.	98,673	3,442
Towers Watson & Co. Class A	34,548	3,438
Cintas Corp.	48,451	3,420
JB Hunt Transport Services Inc.	45,959	3,403
MeadWestvaco Corp.	82,884	3,393
Rock-Tenn Co. Class A	69,964	3,329
Xylem Inc.	89,670	3,182
Robert Half International Inc.	63,728	3,123
Hubbell Inc. Class B	25,574	3,082
Chicago Bridge & Iron Co. NV	53,002	3,066
* Jacobs Engineering Group Inc.	62,143	3,034
ADT Corp.	85,326	3,026
* Crown Holdings Inc.	67,805	3,019
Donaldson Co. Inc.	70,147	2,850
Avnet Inc.	67,815	2,814
Iron Mountain Inc.	85,500	2,792
Manpowergroup Inc.	38,895	2,727
* Arrow Electronics Inc.	48,554	2,687
Joy Global Inc.	48,731	2,658
MDU Resources Group Inc.	90,563	2,519
Allison Transmission Holdings Inc.	81,958	2,335
* Colfax Corp.	39,608	2,257
FLIR Systems Inc.	69,319	2,172
AGCO Corp.	41,025	1,865
SPX Corp.	19,594	1,841
Owens Corning	54,455	1,729
Fortune Brands Home & Security Inc.	40,630	1,670
* Owens-Illinois Inc.	40,587	1,057

	Timken Co.	20,871	885
			1,054,498
Oil & Gas (9.4%)
	Exxon Mobil Corp.	2,096,609	197,186
	Chevron Corp.	933,620	111,400
	Schlumberger Ltd.	637,373	64,814
	ConocoPhillips	604,559	46,261
	Occidental Petroleum Corp.	383,334	36,858
	EOG Resources Inc.	269,003	26,637
	Halliburton Co.	397,042	25,613
	Anadarko Petroleum Corp.	248,633	25,221
	Phillips 66	274,588	22,327
	Williams Cos. Inc.	330,570	18,297
	Apache Corp.	187,902	17,638
	National Oilwell Varco Inc.	211,379	16,086
	Baker Hughes Inc.	213,862	13,914
	Pioneer Natural Resources Co.	70,310	13,849
	Devon Energy Corp.	191,019	13,024
	Hess Corp.	136,134	12,840
	Kinder Morgan Inc.	328,354	12,589
	Marathon Oil Corp.	331,401	12,457
	Noble Energy Inc.	177,814	12,155
	Valero Energy Corp.	259,495	12,007
	Marathon Petroleum Corp.	139,376	11,801
*	Cheniere Energy Inc.	105,353	8,431
*	Weatherford International plc	341,909	7,112
*	Concho Resources Inc.	55,508	6,960
	EQT Corp.	74,316	6,803
	Chesapeake Energy Corp.	294,700	6,775
	Cabot Oil & Gas Corp.	204,726	6,693
*	Cameron International Corp.	99,966	6,636
*	FMC Technologies Inc.	115,113	6,252
*	Southwestern Energy Co.	173,608	6,068
	Cimarex Energy Co.	42,648	5,396
	Range Resources Corp.	78,650	5,333
	Helmerich & Payne Inc.	50,612	4,953
	Ensco plc Class A	115,304	4,763
	Murphy Oil Corp.	83,349	4,743
*	Whiting Petroleum Corp.	58,467	4,534
	HollyFrontier Corp.	97,223	4,247
	Tesoro Corp.	63,849	3,894
	OGE Energy Corp.	97,457	3,617
	Oceaneering International Inc.	52,882	3,446
	Core Laboratories NV	22,038	3,225
	Nabors Industries Ltd.	139,959	3,185
*	Dresser-Rand Group Inc.	37,579	3,091
*	Continental Resources Inc.	45,568	3,029
	Noble Corp. plc	128,437	2,854
	Energen Corp.	36,066	2,605
	Denbury Resources Inc.	173,069	2,601
	SM Energy Co.	32,942	2,570
	QEP Resources Inc.	79,291	2,441
*	Cobalt International Energy Inc.	171,953	2,339
*	Antero Resources Corp.	25,858	1,419
^	Diamond Offshore Drilling Inc.	33,808	1,159
			860,148

Technology (16.7%)
Apple Inc.	2,943,714	296,579
Microsoft Corp.	3,645,745	169,017
International Business Machines Corp.	490,456	93,103
Intel Corp.	2,434,055	84,754
* Google Inc. Class A	139,308	81,970
* Google Inc. Class C	141,334	81,601
* Facebook Inc. Class A	990,667	78,302
Cisco Systems Inc.	2,518,400	63,388
Oracle Corp.	1,642,566	62,877
QUALCOMM Inc.	824,018	61,612
Hewlett-Packard Co.	919,414	32,612
EMC Corp.	996,708	29,164
Texas Instruments Inc.	524,514	25,014
* Micron Technology Inc.	526,139	18,026
* Yahoo! Inc.	439,856	17,924
* salesforce.com inc	289,077	16,631
* Adobe Systems Inc.	232,206	16,066
* Cognizant Technology Solutions Corp. Class A	298,725	13,374
Applied Materials Inc.	598,146	12,926
Corning Inc.	634,500	12,271
* Twitter Inc.	226,946	11,706
Intuit Inc.	132,592	11,622
SanDisk Corp.	110,592	10,832
Avago Technologies Ltd. Class A	123,790	10,770
Broadcom Corp. Class A	266,014	10,752
Western Digital Corp.	109,237	10,631
* Cerner Corp.	151,215	9,008
Seagate Technology plc	152,638	8,742
Symantec Corp.	339,510	7,982
Analog Devices Inc.	154,495	7,646
Motorola Solutions Inc.	111,801	7,075
NetApp Inc.	159,553	6,854
KLA-Tencor Corp.	81,352	6,409
* Autodesk Inc.	111,985	6,170
Lam Research Corp.	79,671	5,951
* Citrix Systems Inc.	80,852	5,768
Xilinx Inc.	132,017	5,591
* Equinix Inc.	26,087	5,543
Altera Corp.	151,411	5,417
Skyworks Solutions Inc.	92,795	5,387
* Red Hat Inc.	92,985	5,221
Linear Technology Corp.	117,269	5,206
* Akamai Technologies Inc.	83,216	4,976
NVIDIA Corp.	252,413	4,657
Juniper Networks Inc.	210,158	4,655
* F5 Networks Inc.	37,125	4,408
Microchip Technology Inc.	93,261	4,405
Computer Sciences Corp.	71,117	4,349
* Catamaran Corp.	102,007	4,300
CA Inc.	153,109	4,278
Maxim Integrated Products Inc.	139,575	4,221
* VMware Inc. Class A	41,572	3,901
* Workday Inc. Class A	44,246	3,650
* ServiceNow Inc.	60,896	3,579
Harris Corp.	52,176	3,464
* ANSYS Inc.	45,305	3,428

*	VeriSign Inc.	61,295	3,379
*	Teradata Corp.	77,458	3,247
*	Gartner Inc.	42,340	3,111
*	Synopsys Inc.	76,723	3,045
	Garmin Ltd.	56,942	2,960
*	Splunk Inc.	49,605	2,746
	Marvell Technology Group Ltd.	199,515	2,689
*	Cree Inc.	59,733	2,446
*,^ 3D Systems Corp.		50,957	2,363
*	Nuance Communications Inc.	125,699	1,938
*	Rackspace Hosting Inc.	55,697	1,813
*	NetSuite Inc.	16,736	1,499
*	FireEye Inc.	43,883	1,341
*	IMS Health Holdings Inc.	40,320	1,056
*	Premier Inc. Class A	16,115	530
			1,529,928
Telecommunications (2.5%)
	Verizon Communications Inc.	2,037,907	101,875
	AT&T Inc.	2,549,548	89,846
	CenturyLink Inc.	280,593	11,473
*	SBA Communications Corp. Class A	63,415	7,033
*	Level 3 Communications Inc.	87,930	4,021
*	T-Mobile US Inc.	138,896	4,010
	Frontier Communications Corp.	492,695	3,207
	Windstream Holdings Inc.	295,330	3,184
*	Sprint Corp.	386,574	2,451
			227,100
Utilities (3.1%)
	Duke Energy Corp.	347,472	25,980
	NextEra Energy Inc.	214,435	20,131
	Dominion Resources Inc.	286,343	19,783
	Southern Co.	440,066	19,209
	Exelon Corp.	422,150	14,391
	Spectra Energy Corp.	329,631	12,941
	American Electric Power Co. Inc.	240,148	12,538
	Sempra Energy	114,833	12,101
	PPL Corp.	326,653	10,727
	PG&E Corp.	231,813	10,441
	Public Service Enterprise Group Inc.	248,586	9,257
	Edison International	160,095	8,953
	Consolidated Edison Inc.	143,912	8,154
	Xcel Energy Inc.	248,342	7,550
	FirstEnergy Corp.	206,606	6,936
	Northeast Utilities	155,478	6,888
	Entergy Corp.	88,338	6,831
	ONEOK Inc.	102,283	6,705
	DTE Energy Co.	86,967	6,616
	NiSource Inc.	154,980	6,351
	CenterPoint Energy Inc.	211,259	5,170
	NRG Energy Inc.	166,020	5,060
	Wisconsin Energy Corp.	110,898	4,769
	Ameren Corp.	118,788	4,553
	AES Corp.	319,449	4,530
*	Calpine Corp.	197,870	4,294
	American Water Works Co. Inc.	88,079	4,248
	CMS Energy Corp.	135,375	4,015

Pepco Holdings Inc.			123,217	3,297
SCANA Corp.			62,846	3,118
Alliant Energy Corp.			54,285	3,008
Pinnacle West Capital Corp.			54,347	2,970
National Fuel Gas Co.			38,989	2,729
Integrys Energy Group Inc.			39,028	2,530
				286,774
Total Common Stocks (Cost $6,061,853)				9,148,944
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.109%		26,203,711	26,204

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.075%	10/15/14	200	200
[5,6] Federal Home Loan Bank Discount Notes	0.100%	2/4/15	1,000	999
				1,199
Total Temporary Cash Investments (Cost $27,403)				27,403
Total Investments (100.1%) (Cost $6,089,256)				9,176,347
Other Assets and Liabilities-Net (-0.1%)[3]				(4,863)
Net Assets (100%)				9,171,484

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,591,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,743,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,199,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Large-Cap Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,148,944	—	—
Temporary Cash Investments	26,204	1,199	—
Futures Contracts—Liabilities[1]	(45)	—	—
Total	9,175,103	1,199	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Large-Cap Index Fund

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2014	135	13,267	(168)
S&P 500 Index	December 2014	19	9,336	(51)
				(219)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $6,089,256,000. Net unrealized appreciation of investment securities for tax purposes was $3,087,091,000, consisting of unrealized gains of $3,200,616,000 on securities that had risen in value since their purchase and $113,525,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Basic Materials (2.0%)
CONSOL Energy Inc.	713,091	26,998
FMC Corp.	412,823	23,609
Airgas Inc.	207,816	22,995
Eastman Chemical Co.	207,913	16,818
Westlake Chemical Corp.	62,043	5,372
		95,792
Consumer Goods (11.6%)
Keurig Green Mountain Inc.	377,408	49,112
* Constellation Brands Inc. Class A	498,011	43,407
* Monster Beverage Corp.	440,265	40,359
* Under Armour Inc. Class A	540,742	37,365
BorgWarner Inc.	707,587	37,226
* Electronic Arts Inc.	920,027	32,762
Ralph Lauren Corp. Class A	189,248	31,175
PVH Corp.	255,194	30,917
Church & Dwight Co. Inc.	414,091	29,053
Polaris Industries Inc.	183,977	27,558
* Mohawk Industries Inc.	191,835	25,863
McCormick & Co. Inc.	346,215	23,162
Leucadia National Corp.	970,451	23,136
* Jarden Corp.	377,300	22,679
* LKQ Corp.	843,850	22,438
Harley-Davidson Inc.	336,906	19,608
* WABCO Holdings Inc.	184,998	16,826
* NVR Inc.	12,333	13,936
* lululemon athletica Inc.	321,642	13,512
* Fossil Group Inc.	131,018	12,303
^ Herbalife Ltd.	199,119	8,711
		561,108
Consumer Services (17.5%)
* Chipotle Mexican Grill Inc. Class A	96,080	64,046
L Brands Inc.	768,720	51,489
Ross Stores Inc.	622,779	47,070
* O'Reilly Automotive Inc.	305,375	45,916
Marriott International Inc. Class A	630,151	44,048
* Charter Communications Inc. Class A	252,478	38,218
Southwest Airlines Co.	1,061,305	35,840
* Dollar Tree Inc.	605,212	33,934
Tiffany & Co.	340,539	32,797
* Discovery Communications Inc.	864,745	32,238
* CarMax Inc.	679,160	31,547
Wyndham Worldwide Corp.	387,774	31,511
* TripAdvisor Inc.	342,364	31,299
Nordstrom Inc.	438,224	29,961
* Dollar General Corp.	469,865	28,713
Tractor Supply Co.	426,526	26,236
* IHS Inc. Class A	200,533	25,105
* Ulta Salon Cosmetics & Fragrance Inc.	189,100	22,346

	PetSmart Inc.	307,350	21,542
	Scripps Networks Interactive Inc. Class A	245,870	19,200
	Williams-Sonoma Inc.	262,025	17,443
*	Discovery Communications Inc. Class A	457,724	17,302
	FactSet Research Systems Inc.	123,681	15,031
	Advance Auto Parts Inc.	112,938	14,716
	Expedia Inc.	150,391	13,177
*	MGM Resorts International	569,275	12,968
*	AutoNation Inc.	238,696	12,009
*	Urban Outfitters Inc.	319,613	11,730
*	Norwegian Cruise Line Holdings Ltd.	283,351	10,206
	Extended Stay America Inc.	348,876	8,282
*	Sprouts Farmers Market Inc.	279,708	8,131
*	Hyatt Hotels Corp. Class A	121,133	7,331
*,^ zulily Inc. Class A		58,471	2,215
			843,597
Financials (10.9%)
	Health Care REIT Inc.	1,003,833	62,609
	Moody's Corp.	654,269	61,828
	AvalonBay Communities Inc.	406,413	57,292
	Essex Property Trust Inc.	196,729	35,165
*	Affiliated Managers Group Inc.	172,097	34,481
	American Realty Capital Properties Inc.	2,812,567	33,920
	Digital Realty Trust Inc.	419,846	26,190
*	CBRE Group Inc. Class A	874,595	26,011
*	Ally Financial Inc.	1,114,711	25,794
	Federal Realty Investment Trust	209,875	24,862
	Lazard Ltd. Class A	398,975	20,228
*	MSCI Inc. Class A	360,547	16,953
	SEI Investments Co.	467,566	16,907
*	Realogy Holdings Corp.	452,133	16,819
	Alexandria Real Estate Equities Inc.	222,034	16,375
	Macerich Co.	217,652	13,893
	Raymond James Financial Inc.	197,069	10,559
	Camden Property Trust	126,083	8,641
	Brixmor Property Group Inc.	303,797	6,763
	Rayonier Inc.	195,416	6,085
*	Ocwen Financial Corp.	171,710	4,495
			525,870
Health Care (9.8%)
*	Vertex Pharmaceuticals Inc.	737,524	82,831
*	DaVita HealthCare Partners Inc.	632,196	46,239
*	Edwards Lifesciences Corp.	328,493	33,556
*	BioMarin Pharmaceutical Inc.	455,823	32,892
	Perrigo Co. plc	196,949	29,580
*	Jazz Pharmaceuticals plc	177,226	28,455
*	Varian Medical Systems Inc.	319,780	25,621
*	Waters Corp.	247,115	24,494
*	Incyte Corp.	469,547	23,031
*	Pharmacyclics Inc.	186,452	21,895
^	ResMed Inc.	434,269	21,396
	DENTSPLY International Inc.	439,254	20,030
*	IDEXX Laboratories Inc.	155,808	18,359
	CR Bard Inc.	115,485	16,481
*	Salix Pharmaceuticals Ltd.	93,589	14,622
*	Envision Healthcare Holdings Inc.	397,105	13,772

*	Quintiles Transnational Holdings Inc.	216,939	12,101
*	Intercept Pharmaceuticals Inc.	39,446	9,337
			474,692
Industrials (21.3%)
	Sherwin-Williams Co.	257,488	56,387
	Amphenol Corp. Class A	486,988	48,631
	WW Grainger Inc.	190,687	47,986
	Roper Industries Inc.	309,966	45,345
	Kansas City Southern	341,892	41,437
*	Alliance Data Systems Corp.	163,412	40,570
	Pentair plc	596,544	39,068
	AMETEK Inc.	761,446	38,232
	Fastenal Co.	827,430	37,152
*	United Rentals Inc.	297,162	33,015
*	FleetCor Technologies Inc.	232,122	32,989
*	Stericycle Inc.	262,814	30,634
	CH Robinson Worldwide Inc.	455,884	30,234
	Flowserve Corp.	423,841	29,889
	TransDigm Group Inc.	155,214	28,611
	Pall Corp.	339,830	28,444
*	Verisk Analytics Inc. Class A	464,185	28,264
*	B/E Aerospace Inc.	326,259	27,386
	Masco Corp.	1,104,290	26,415
	Martin Marietta Materials Inc.	197,013	25,403
*	Fiserv Inc.	386,051	24,952
*	Trimble Navigation Ltd.	805,250	24,560
	Vulcan Materials Co.	405,591	24,429
*	Quanta Services Inc.	658,019	23,880
	Expeditors International of Washington Inc.	574,221	23,302
*	Sensata Technologies Holding NV	521,564	23,225
	Wabtec Corp.	283,462	22,972
*	Mettler-Toledo International Inc.	89,593	22,947
	JB Hunt Transport Services Inc.	288,914	21,394
	Rock-Tenn Co. Class A	443,556	21,104
	Robert Half International Inc.	403,467	19,770
	Chicago Bridge & Iron Co. NV	335,566	19,412
	Donaldson Co. Inc.	442,939	17,997
*	Colfax Corp.	248,687	14,168
	Fortune Brands Home & Security Inc.	245,543	10,094
			1,030,298
Oil & Gas (7.7%)
*	Cheniere Energy Inc.	663,625	53,110
*	Concho Resources Inc.	349,944	43,879
	EQT Corp.	469,352	42,964
	Cabot Oil & Gas Corp.	1,292,708	42,259
	Range Resources Corp.	496,489	33,667
*	Whiting Petroleum Corp.	368,602	28,585
	Oceaneering International Inc.	334,624	21,807
	Core Laboratories NV	138,085	20,209
*	Dresser-Rand Group Inc.	237,060	19,501
	SM Energy Co.	208,425	16,257
	QEP Resources Inc.	501,391	15,433
*	Cobalt International Energy Inc.	1,084,698	14,752
*	Weatherford International plc	538,640	11,204
*	Antero Resources Corp.	162,402	8,914
			372,541

Technology (16.5%)
	Avago Technologies Ltd. Class A			779,856	67,847
*	Cerner Corp.			950,918	56,646
	KLA-Tencor Corp.			512,358	40,364
*	Autodesk Inc.			705,920	38,896
	Lam Research Corp.			502,150	37,511
	Xilinx Inc.			831,752	35,225
*	Equinix Inc.			164,786	35,014
	Skyworks Solutions Inc.			587,125	34,083
*	Red Hat Inc.			585,836	32,895
	Linear Technology Corp.			738,871	32,798
*	Akamai Technologies Inc.			524,390	31,358
	Microchip Technology Inc.			589,798	27,856
*	F5 Networks Inc.			229,506	27,252
*	Catamaran Corp.			642,598	27,085
*	Workday Inc. Class A			279,923	23,094
*	ServiceNow Inc.			383,739	22,556
*	ANSYS Inc.			285,076	21,572
*	VeriSign Inc.			387,361	21,351
*	Teradata Corp.			480,178	20,129
*	Gartner Inc.			262,057	19,253
*	Citrix Systems Inc.			254,431	18,151
*	Splunk Inc.			312,282	17,288
	SanDisk Corp.			173,467	16,991
*	Cree Inc.			371,408	15,209
*,^ 3D Systems Corp.				323,027	14,979
	NVIDIA Corp.			796,287	14,691
	Maxim Integrated Products Inc.			439,869	13,302
*	Rackspace Hosting Inc.			354,472	11,538
*	NetSuite Inc.			106,603	9,545
*,^ FireEye Inc.				276,883	8,462
*	Premier Inc. Class A			100,376	3,298
					796,239
Telecommunications (1.5%)
*	SBA Communications Corp. Class A			399,692	44,326
*	Level 3 Communications Inc.			553,639	25,318
					69,644
Utilities (0.6%)
*	Calpine Corp.			1,247,099	27,062

Total Common Stocks (Cost $3,963,202)					4,796,843
		Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
[2,3] Vanguard Market Liquidity Fund		0.109%		57,073,981	57,074

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes		0.030%	12/19/14	200	200
[5,6] Freddie Mac Discount Notes		0.070%	11/3/14	1,500	1,500
					1,700
Total Temporary Cash Investments (Cost $58,774)					58,774

Total Investments (100.6%) (Cost $4,021,976)	4,855,617
Other Assets and Liabilities-Net (-0.6%)[3]	(27,626)
Net Assets (100%)	4,827,991

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,908,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $12,528,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,700,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,796,843	—	—
Temporary Cash Investments	57,074	1,700	—
Futures Contracts—Liabilities[1]	(94)	—	—
Total	4,853,823	1,700	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2014	47	23,095	(136)
E-mini S&P 500 Index	December 2014	45	4,422	(85)
E-mini S&P MidCap 400 Index	December 2014	31	4,233	(178)

				(399)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $4,021,976,000. Net unrealized appreciation of investment securities for tax purposes was $833,641,000, consisting of unrealized gains of $956,996,000 on securities that had risen in value since their purchase and $123,355,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Basic Materials (7.0%)
Alcoa Inc.	4,583,178	73,743
Sigma-Aldrich Corp.	463,486	63,039
CF Industries Holdings Inc.	193,523	54,036
Celanese Corp. Class A	604,944	35,401
Ashland Inc.	304,135	31,660
International Flavors & Fragrances Inc.	316,119	30,309
* WR Grace & Co.	276,844	25,176
Eastman Chemical Co.	261,462	21,150
Huntsman Corp.	807,616	20,990
Reliance Steel & Aluminum Co.	288,436	19,729
Albemarle Corp.	306,032	18,025
Avery Dennison Corp.	365,028	16,299
Peabody Energy Corp.	1,057,361	13,090
Westlake Chemical Corp.	77,907	6,746
		429,393
Consumer Goods (15.8%)
Delphi Automotive plc	1,167,413	71,609
ConAgra Foods Inc.	1,653,882	54,644
Genuine Parts Co.	566,693	49,705
Dr Pepper Snapple Group Inc.	760,250	48,892
Clorox Co.	501,922	48,205
Bunge Ltd.	539,912	45,477
Whirlpool Corp.	303,957	44,271
* TRW Automotive Holdings Corp.	433,403	43,882
Tyson Foods Inc. Class A	1,097,571	43,211
Molson Coors Brewing Co. Class B	563,693	41,961
Hanesbrands Inc.	388,110	41,699
Mattel Inc.	1,316,388	40,347
Coca-Cola Enterprises Inc.	861,071	38,197
Coach Inc.	1,070,065	38,105
JM Smucker Co.	376,897	37,309
Newell Rubbermaid Inc.	1,066,823	36,709
Energizer Holdings Inc.	240,726	29,660
Lear Corp.	315,088	27,227
Hormel Foods Corp.	514,372	26,434
DR Horton Inc.	1,277,684	26,218
Lennar Corp. Class A	640,667	24,877
Harley-Davidson Inc.	423,459	24,645
Hasbro Inc.	447,112	24,589
PulteGroup Inc.	1,318,344	23,282
Avon Products Inc.	1,692,875	21,330
Coty Inc. Class A	287,205	4,753
* Pilgrim's Pride Corp.	100,930	3,085
Lennar Corp. Class B	36,483	1,170
		961,493
Consumer Services (10.5%)
* United Continental Holdings Inc.	1,455,512	68,104
AmerisourceBergen Corp. Class A	830,545	64,201

	Nielsen NV	1,185,373	52,548
*	Hertz Global Holdings Inc.	1,744,362	44,289
	Best Buy Co. Inc.	1,086,931	36,510
	Signet Jewelers Ltd.	312,521	35,599
	Royal Caribbean Cruises Ltd.	519,725	34,972
	H&R Block Inc.	1,070,787	33,205
	Safeway Inc.	897,739	30,793
	Staples Inc.	2,509,938	30,370
	Interpublic Group of Cos. Inc.	1,641,850	30,079
	Family Dollar Stores Inc.	377,442	29,154
*	News Corp. Class A	1,707,134	27,912
	Darden Restaurants Inc.	515,300	26,517
	Advance Auto Parts Inc.	142,145	18,522
	Expedia Inc.	189,904	16,639
*	MGM Resorts International	718,260	16,362
	Foot Locker Inc.	281,796	15,682
	Aramark	499,387	13,134
^	Burger King Worldwide Inc.	411,670	12,210
*	News Corp. Class B	198,909	3,208
*,^ Sears Holdings Corp.		51,858	1,308
			641,318
Financials (23.2%)
	Hartford Financial Services Group Inc.	1,744,741	64,992
	Principal Financial Group Inc.	1,145,181	60,088
	M&T Bank Corp.	462,838	57,063
	Lincoln National Corp.	1,017,201	54,502
	Regions Financial Corp.	5,370,903	53,924
	KeyCorp	3,407,179	45,418
	Annaly Capital Management Inc.	3,691,894	39,429
	SL Green Realty Corp.	372,504	37,742
	Equifax Inc.	474,548	35,468
^	Realty Income Corp.	867,467	35,384
	Comerica Inc.	704,555	35,129
	XL Group plc Class A	1,034,468	34,313
	Unum Group	992,677	34,128
	CIT Group Inc.	730,522	33,575
	Kimco Realty Corp.	1,521,517	33,336
	Western Union Co.	2,064,174	33,109
*	Markel Corp.	51,720	32,902
	Huntington Bancshares Inc.	3,183,197	30,973
	American Capital Agency Corp.	1,374,566	29,210
	Navient Corp.	1,634,285	28,943
	Cincinnati Financial Corp.	605,809	28,503
	FNF Group	1,024,773	28,427
*	Arch Capital Group Ltd.	500,161	27,369
	Plum Creek Timber Co. Inc.	690,160	26,923
	UDR Inc.	980,677	26,723
	Torchmark Corp.	508,847	26,648
	New York Community Bancorp Inc.	1,637,896	25,993
	First Republic Bank	525,783	25,963
	Willis Group Holdings plc	625,535	25,897
*	Genworth Financial Inc. Class A	1,934,346	25,340
	Voya Financial Inc.	625,152	24,443
	Zions Bancorporation	790,171	22,962
	Jones Lang LaSalle Inc.	174,541	22,052
	Everest Re Group Ltd.	132,887	21,529
	Reinsurance Group of America Inc. Class A	266,993	21,394

Legg Mason Inc.	406,068	20,774
PartnerRe Ltd.	183,899	20,209
NASDAQ OMX Group Inc.	460,096	19,517
WR Berkley Corp.	397,389	18,995
Hudson City Bancorp Inc.	1,853,611	18,017
Macerich Co.	274,111	17,497
People's United Financial Inc.	1,208,676	17,490
Axis Capital Holdings Ltd.	369,272	17,478
LPL Financial Holdings Inc.	332,365	15,305
Raymond James Financial Inc.	248,295	13,304
* Alleghany Corp.	30,297	12,669
Camden Property Trust	158,526	10,864
Assurant Inc.	139,044	8,941
Rayonier Inc.	246,466	7,675
Santander Consumer USA Holdings Inc.	407,428	7,256
		1,415,785
Health Care (7.9%)
* Mylan Inc.	1,457,385	66,296
* Boston Scientific Corp.	5,165,178	61,001
* Endo International plc	597,832	40,856
* Mallinckrodt plc	443,031	39,939
* Henry Schein Inc.	330,609	38,506
Universal Health Services Inc. Class B	358,002	37,411
* CareFusion Corp.	790,428	35,767
* Hospira Inc.	657,412	34,205
Quest Diagnostics Inc.	562,517	34,134
* Laboratory Corp. of America Holdings	330,869	33,666
* Hologic Inc.	919,641	22,375
CR Bard Inc.	145,441	20,756
Patterson Cos. Inc.	322,090	13,344
		478,256
Industrials (12.2%)
Fidelity National Information Services Inc.	1,112,124	62,613
Rockwell Collins Inc.	526,426	41,324
L-3 Communications Holdings Inc.	302,429	35,965
Textron Inc.	979,070	35,237
Ball Corp.	539,466	34,132
* Fiserv Inc.	485,531	31,382
Xerox Corp.	2,134,200	28,235
Sealed Air Corp.	784,502	27,363
Towers Watson & Co. Class A	273,600	27,223
Cintas Corp.	385,339	27,201
MeadWestvaco Corp.	656,461	26,876
Xylem Inc.	711,613	25,255
Hubbell Inc. Class B	202,374	24,392
* Crown Holdings Inc.	541,190	24,094
* Jacobs Engineering Group Inc.	492,523	24,045
ADT Corp.	677,835	24,036
Avnet Inc.	538,521	22,349
Iron Mountain Inc.	677,252	22,112
Manpowergroup Inc.	310,513	21,767
* Arrow Electronics Inc.	385,627	21,344
Joy Global Inc.	389,155	21,225
Fluor Corp.	306,740	20,487
MDU Resources Group Inc.	717,717	19,960
Allison Transmission Holdings Inc.	653,838	18,628

	FLIR Systems Inc.	552,046	17,301
	AGCO Corp.	328,869	14,950
	SPX Corp.	150,101	14,099
	Owens Corning	435,105	13,815
*	Owens-Illinois Inc.	320,729	8,355
	Timken Co.	159,367	6,756
			742,521
Oil & Gas (5.3%)
	Cimarex Energy Co.	339,078	42,904
	Helmerich & Payne Inc.	400,676	39,214
	Murphy Oil Corp.	657,274	37,405
	HollyFrontier Corp.	773,634	33,792
	Tesoro Corp.	499,668	30,470
	OGE Energy Corp.	776,312	28,809
	Nabors Industries Ltd.	1,109,176	25,245
	Noble Corp. plc	1,017,625	22,612
	Denbury Resources Inc.	1,372,176	20,624
	Energen Corp.	285,159	20,600
*	Weatherford International plc	677,129	14,084
^	Diamond Offshore Drilling Inc.	266,858	9,145
			324,904
Technology (6.6%)
	Seagate Technology plc	1,209,707	69,280
	Altera Corp.	1,203,520	43,062
	Western Digital Corp.	434,103	42,247
	Juniper Networks Inc.	1,669,496	36,979
	Computer Sciences Corp.	565,225	34,564
	Harris Corp.	408,220	27,106
*	Synopsys Inc.	607,183	24,102
	Garmin Ltd.	450,339	23,413
	SanDisk Corp.	218,307	21,383
	Marvell Technology Group Ltd.	1,583,619	21,347
	NVIDIA Corp.	1,002,616	18,498
	Maxim Integrated Products Inc.	553,004	16,723
*	Nuance Communications Inc.	995,459	15,345
*	IMS Health Holdings Inc.	323,059	8,461
			402,510
Telecommunications (0.8%)
	Frontier Communications Corp.	3,903,140	25,409
	Windstream Holdings Inc.	2,348,203	25,314
			50,723
Utilities (10.0%)
	Northeast Utilities	1,232,707	54,609
	ONEOK Inc.	810,232	53,111
	DTE Energy Co.	689,440	52,453
	NiSource Inc.	1,228,598	50,348
	CenterPoint Energy Inc.	1,674,575	40,977
	NRG Energy Inc.	1,315,403	40,093
	Wisconsin Energy Corp.	878,692	37,784
	Ameren Corp.	945,072	36,225
	AES Corp.	2,536,187	35,963
	American Water Works Co. Inc.	698,092	33,669
	CMS Energy Corp.	1,075,305	31,893
	Pepco Holdings Inc.	980,120	26,228
	SCANA Corp.	497,983	24,705
	Alliant Energy Corp.	432,297	23,953

Pinnacle West Capital Corp.			430,233	23,508
National Fuel Gas Co.			311,302	21,788
Integrys Energy Group Inc.			311,507	20,192
				607,499
Total Common Stocks (Cost $5,071,902)				6,054,402
	Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.109%		43,056,510	43,057

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.080%	10/3/14	2,000	2,000
4 Federal Home Loan Bank Discount Notes	0.050%	12/26/14	3,000	2,999
				4,999
Total Temporary Cash Investments (Cost $48,056)				48,056
Total Investments (100.1%) (Cost $5,119,958)				6,102,458
Other Assets and Liabilities-Net (-0.1%)[3]				(4,201)
Net Assets (100%)				6,098,257

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,725,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $14,325,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mid-Cap Value Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,054,402	—	—
Temporary Cash Investments	43,057	4,999	—
Futures Contracts—Liabilities[1]	(106)	—	—
Total	6,097,353	4,999	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2014	46	22,603	(136)
E-mini S&P 500 Index	December 2014	153	15,036	(152)
E-mini S&P MidCap 400 Index	December 2014	24	3,277	(138)

				(426)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized

Mid-Cap Value Index Fund

gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $5,119,958,000. Net unrealized appreciation of investment securities for tax purposes was $982,500,000, consisting of unrealized gains of $1,075,184,000 on securities that had risen in value since their purchase and $92,684,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of September 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (4.5%)
Alcoa Inc.	20,123,775	323,791
Sigma-Aldrich Corp.	2,035,342	276,827
CF Industries Holdings Inc.	849,731	237,262
Eastman Chemical Co.	2,296,223	185,741
Celanese Corp. Class A	2,655,979	155,428
CONSOL Energy Inc.	3,937,629	149,079
Ashland Inc.	1,335,311	139,006
International Flavors & Fragrances Inc.	1,388,533	133,133
FMC Corp.	2,279,516	130,365
Airgas Inc.	1,147,565	126,978
* WR Grace & Co.	1,216,186	110,600
Huntsman Corp.	3,546,986	92,186
Reliance Steel & Aluminum Co.	1,267,223	86,678
Albemarle Corp.	1,342,765	79,089
Avery Dennison Corp.	1,603,593	71,600
Westlake Chemical Corp.	683,931	59,222
Peabody Energy Corp.	4,636,588	57,401
		2,414,386
Consumer Goods (13.7%)
Delphi Automotive plc	5,125,932	314,425
Keurig Green Mountain Inc.	2,084,009	271,192
ConAgra Foods Inc.	7,261,687	239,926
* Constellation Brands Inc. Class A	2,749,971	239,688
* Monster Beverage Corp.	2,430,980	222,848
Genuine Parts Co.	2,488,083	218,230
Harley-Davidson Inc.	3,720,339	216,524
Dr Pepper Snapple Group Inc.	3,338,130	214,675
Clorox Co.	2,204,223	211,694
* Under Armour Inc. Class A	2,985,746	206,315
BorgWarner Inc.	3,907,568	205,577
Bunge Ltd.	2,371,239	199,729
Whirlpool Corp.	1,334,324	194,344
* TRW Automotive Holdings Corp.	1,902,997	192,678
Tyson Foods Inc. Class A	4,819,059	189,726
Molson Coors Brewing Co. Class B	2,475,820	184,300
Hanesbrands Inc.	1,704,508	183,132
* Electronic Arts Inc.	5,080,713	180,924
Mattel Inc.	5,779,789	177,151
Ralph Lauren Corp. Class A	1,044,678	172,090
PVH Corp.	1,408,851	170,682
Coca-Cola Enterprises Inc.	3,780,553	167,705
Coach Inc.	4,698,274	167,306
JM Smucker Co.	1,654,796	163,808
Newell Rubbermaid Inc.	4,684,114	161,180
Church & Dwight Co. Inc.	2,286,626	160,430
Polaris Industries Inc.	1,015,675	152,138
* Mohawk Industries Inc.	1,059,193	142,800
Energizer Holdings Inc.	1,056,708	130,197

McCormick & Co. Inc.	1,911,893	127,906
Leucadia National Corp.	5,359,049	127,760
* Jarden Corp.	2,083,482	125,238
* LKQ Corp.	4,660,079	123,912
Lear Corp.	1,379,712	119,221
Hormel Foods Corp.	2,258,229	116,050
DR Horton Inc.	5,611,862	115,155
Lennar Corp. Class A	2,892,075	112,299
Hasbro Inc.	1,962,869	107,948
PulteGroup Inc.	5,788,537	102,226
Avon Products Inc.	7,435,552	93,688
* WABCO Holdings Inc.	1,023,054	93,047
* NVR Inc.	68,167	77,030
* lululemon athletica Inc.	1,778,823	74,728
* Fossil Group Inc.	724,201	68,003
^ Herbalife Ltd.	1,097,281	48,006
Coty Inc. Class A	1,260,354	20,859
* Pilgrim's Pride Corp.	442,311	13,517
Lennar Corp. Class B	82,374	2,641
		7,320,648
Consumer Services (14.0%)
* Chipotle Mexican Grill Inc. Class A	530,583	353,681
* United Continental Holdings Inc.	6,390,949	299,033
L Brands Inc.	4,245,280	284,349
AmerisourceBergen Corp. Class A	3,646,713	281,891
Ross Stores Inc.	3,438,851	259,908
* O'Reilly Automotive Inc.	1,686,490	253,581
Marriott International Inc. Class A	3,479,659	243,228
Nielsen NV	5,204,745	230,726
* Charter Communications Inc. Class A	1,393,985	211,008
Southwest Airlines Co.	5,860,559	197,911
* Hertz Global Holdings Inc.	7,659,002	194,462
* Dollar Tree Inc.	3,341,864	187,378
Tiffany & Co.	1,880,201	181,082
* Discovery Communications Inc.	4,775,442	178,029
* CarMax Inc.	3,750,554	174,213
Wyndham Worldwide Corp.	2,141,283	174,001
* TripAdvisor Inc.	1,890,168	172,799
Nordstrom Inc.	2,419,827	165,444
Advance Auto Parts Inc.	1,248,513	162,681
Best Buy Co. Inc.	4,773,756	160,350
* Dollar General Corp.	2,594,459	158,547
Signet Jewelers Ltd.	1,372,122	156,298
Royal Caribbean Cruises Ltd.	2,281,936	153,551
H&R Block Inc.	4,701,632	145,798
Expedia Inc.	1,663,451	145,752
Tractor Supply Co.	2,355,413	144,881
* MGM Resorts International	6,296,600	143,437
* IHS Inc. Class A	1,107,222	138,613
Safeway Inc.	3,941,682	135,200
* News Corp. Class A	8,162,886	133,463
Staples Inc.	11,020,867	133,353
Interpublic Group of Cos. Inc.	7,209,248	132,073
Family Dollar Stores Inc.	1,657,082	127,993
* Ulta Salon Cosmetics & Fragrance Inc.	1,045,474	123,544
PetSmart Inc.	1,697,280	118,962
Darden Restaurants Inc.	2,263,702	116,490

	Scripps Networks Interactive Inc. Class A	1,357,617	106,016
	Williams-Sonoma Inc.	1,449,147	96,470
*	Discovery Communications Inc. Class A	2,531,246	95,681
	FactSet Research Systems Inc.	683,854	83,109
	Foot Locker Inc.	1,237,834	68,885
*	AutoNation Inc.	1,316,084	66,212
*	Urban Outfitters Inc.	1,764,573	64,760
	Aramark	2,189,415	57,582
*	Norwegian Cruise Line Holdings Ltd.	1,561,756	56,254
^	Burger King Worldwide Inc.	1,805,061	53,538
	Extended Stay America Inc.	1,922,922	45,650
*	Sprouts Farmers Market Inc.	1,541,888	44,823
*	Hyatt Hotels Corp. Class A	667,317	40,386
*,^ zulily Inc. Class A		324,011	12,277
*,^ Sears Holdings Corp.		227,269	5,734
*	News Corp. Class B	206,229	3,327
			7,474,414
Financials (17.1%)
	Health Care REIT Inc.	5,543,574	345,753
	Moody's Corp.	3,613,111	341,439
	AvalonBay Communities Inc.	2,244,291	316,378
	Hartford Financial Services Group Inc.	7,660,604	285,357
	Principal Financial Group Inc.	5,028,017	263,820
	M&T Bank Corp.	2,031,845	250,506
	Lincoln National Corp.	4,466,380	239,309
	Regions Financial Corp.	23,582,718	236,770
	KeyCorp	14,960,176	199,419
	Essex Property Trust Inc.	1,086,170	194,153
*	Affiliated Managers Group Inc.	950,362	190,414
	American Realty Capital Properties Inc.	15,532,407	187,321
	Annaly Capital Management Inc.	16,210,292	173,126
	SL Green Realty Corp.	1,635,508	165,710
	Equifax Inc.	2,083,329	155,708
^	Realty Income Corp.	3,808,804	155,361
	Comerica Inc.	3,093,544	154,244
	Macerich Co.	2,407,311	153,659
	XL Group plc Class A	4,542,065	150,660
	Unum Group	4,358,727	149,853
	CIT Group Inc.	3,202,623	147,193
	Kimco Realty Corp.	6,680,682	146,374
	Western Union Co.	9,063,147	145,373
^	Digital Realty Trust Inc.	2,318,144	144,606
*	Markel Corp.	227,053	144,440
*	CBRE Group Inc. Class A	4,829,597	143,632
*	Ally Financial Inc.	6,155,899	142,447
	Federal Realty Investment Trust	1,158,578	137,245
	Huntington Bancshares Inc.	13,977,134	135,997
	American Capital Agency Corp.	6,035,418	128,253
	Navient Corp.	7,175,656	127,081
	Cincinnati Financial Corp.	2,659,802	125,144
	FNF Group	4,499,555	124,818
*	Arch Capital Group Ltd.	2,195,995	120,165
	Plum Creek Timber Co. Inc.	3,030,261	118,210
	UDR Inc.	4,306,073	117,340
	Torchmark Corp.	2,234,127	117,001
	Raymond James Financial Inc.	2,178,146	116,705
	New York Community Bancorp Inc.	7,194,153	114,171

First Republic Bank	2,309,263	114,031
Willis Group Holdings plc	2,746,664	113,712
Lazard Ltd. Class A	2,202,975	111,691
* Genworth Financial Inc. Class A	8,496,086	111,299
Voya Financial Inc.	2,745,849	107,363
Zions Bancorporation	3,469,227	100,816
Jones Lang LaSalle Inc.	766,737	96,870
Camden Property Trust	1,392,003	95,394
Everest Re Group Ltd.	583,455	94,525
Reinsurance Group of America Inc. Class A	1,173,037	93,995
* MSCI Inc. Class A	1,993,752	93,746
SEI Investments Co.	2,586,700	93,535
* Realogy Holdings Corp.	2,500,188	93,007
Legg Mason Inc.	1,783,236	91,230
Alexandria Real Estate Equities Inc.	1,227,526	90,530
PartnerRe Ltd.	807,614	88,749
NASDAQ OMX Group Inc.	2,020,784	85,722
WR Berkley Corp.	1,745,461	83,433
Hudson City Bancorp Inc.	8,141,630	79,137
People's United Financial Inc.	5,308,835	76,819
Axis Capital Holdings Ltd.	1,621,626	76,752
Rayonier Inc.	2,161,315	67,303
LPL Financial Holdings Inc.	1,459,781	67,223
* Alleghany Corp.	132,825	55,541
Assurant Inc.	609,501	39,191
Brixmor Property Group Inc.	1,674,471	37,274
Santander Consumer USA Holdings Inc.	1,787,881	31,842
* Ocwen Financial Corp.	949,814	24,866
		9,120,751
Health Care (8.9%)
* Vertex Pharmaceuticals Inc.	4,072,950	457,433
* Mylan Inc.	6,399,046	291,093
* Boston Scientific Corp.	22,679,465	267,844
* DaVita HealthCare Partners Inc.	3,491,032	255,334
* Edwards Lifesciences Corp.	1,813,966	185,297
CR Bard Inc.	1,276,833	182,217
* BioMarin Pharmaceutical Inc.	2,516,851	181,616
* Endo International plc	2,625,558	179,431
* Mallinckrodt plc	1,945,089	175,350
* Henry Schein Inc.	1,451,293	169,032
Universal Health Services Inc. Class B	1,571,706	164,243
Perrigo Co. plc	1,087,468	163,327
* Jazz Pharmaceuticals plc	978,759	157,150
* CareFusion Corp.	3,470,523	157,041
* Hospira Inc.	2,886,639	150,192
Quest Diagnostics Inc.	2,470,600	149,916
* Laboratory Corp. of America Holdings	1,452,465	147,788
* Varian Medical Systems Inc.	1,765,606	141,460
* Waters Corp.	1,364,668	135,266
* Incyte Corp.	2,593,038	127,188
* Pharmacyclics Inc.	1,032,615	121,260
^ ResMed Inc.	2,397,981	118,149
DENTSPLY International Inc.	2,425,570	110,606
* IDEXX Laboratories Inc.	860,054	101,340
* Hologic Inc.	4,039,133	98,272
* Salix Pharmaceuticals Ltd.	517,591	80,868
* Envision Healthcare Holdings Inc.	2,196,098	76,161

* Quintiles Transnational Holdings Inc.	1,195,698	66,696
Patterson Cos. Inc.	1,411,973	58,498
* Intercept Pharmaceuticals Inc.	217,425	51,462
		4,721,530
Industrials (16.8%)
Sherwin-Williams Co.	1,421,952	311,393
* Fiserv Inc.	4,263,505	275,572
Fidelity National Information Services Inc.	4,882,794	274,901
Amphenol Corp. Class A	2,689,229	268,546
WW Grainger Inc.	1,053,072	265,006
Roper Industries Inc.	1,711,398	250,360
Kansas City Southern	1,887,613	228,779
* Alliance Data Systems Corp.	902,439	224,049
Pentair plc	3,294,221	215,739
AMETEK Inc.	4,204,769	211,121
Fastenal Co.	4,569,372	205,165
* United Rentals Inc.	1,640,790	182,292
* FleetCor Technologies Inc.	1,281,801	182,170
Rockwell Collins Inc.	2,311,293	181,436
* Stericycle Inc.	1,450,932	169,121
CH Robinson Worldwide Inc.	2,517,517	166,962
Flowserve Corp.	2,340,436	165,048
TransDigm Group Inc.	856,730	157,921
L-3 Communications Holdings Inc.	1,327,726	157,893
Pall Corp.	1,876,477	157,061
* Verisk Analytics Inc. Class A	2,563,208	156,074
Textron Inc.	4,298,903	154,717
* B/E Aerospace Inc.	1,801,489	151,217
Ball Corp.	2,368,377	149,847
Masco Corp.	6,098,167	145,868
Martin Marietta Materials Inc.	1,087,638	140,240
* Trimble Navigation Ltd.	4,446,600	135,621
Vulcan Materials Co.	2,239,620	134,892
* Quanta Services Inc.	3,633,687	131,866
Expeditors International of Washington Inc.	3,170,959	128,677
* Sensata Technologies Holding NV	2,880,345	128,262
Wabtec Corp.	1,565,371	126,858
* Mettler-Toledo International Inc.	494,879	126,753
Xerox Corp.	9,370,740	123,975
Sealed Air Corp.	3,445,919	120,194
Towers Watson & Co. Class A	1,201,299	119,529
Cintas Corp.	1,692,787	119,494
JB Hunt Transport Services Inc.	1,595,101	118,117
MeadWestvaco Corp.	2,882,411	118,006
Rock-Tenn Co. Class A	2,449,357	116,540
Xylem Inc.	3,125,299	110,917
Robert Half International Inc.	2,228,098	109,177
Chicago Bridge & Iron Co. NV	1,856,035	107,372
Hubbell Inc. Class B	888,745	107,120
* Crown Holdings Inc.	2,376,168	105,787
* Jacobs Engineering Group Inc.	2,162,573	105,577
ADT Corp.	2,976,983	105,564
Donaldson Co. Inc.	2,445,762	99,371
Avnet Inc.	2,365,344	98,162
Iron Mountain Inc.	2,973,423	97,082
Manpowergroup Inc.	1,363,909	95,610
* Arrow Electronics Inc.	1,692,837	93,698

	Joy Global Inc.	1,709,315	93,226
	Fluor Corp.	1,347,411	89,994
	MDU Resources Group Inc.	3,152,237	87,664
	Allison Transmission Holdings Inc.	2,871,618	81,812
*	Colfax Corp.	1,375,325	78,352
	FLIR Systems Inc.	2,424,744	75,991
	AGCO Corp.	1,441,726	65,541
	SPX Corp.	657,349	61,745
	Owens Corning	1,907,805	60,573
	Fortune Brands Home & Security Inc.	1,353,309	55,635
*	Owens-Illinois Inc.	1,407,668	36,670
	Timken Co.	697,756	29,578
			8,949,500
Oil & Gas (6.5%)
*	Cheniere Energy Inc.	3,664,373	293,260
*	Concho Resources Inc.	1,932,377	242,301
	EQT Corp.	2,591,824	237,256
	Cabot Oil & Gas Corp.	7,138,867	233,370
	Cimarex Energy Co.	1,488,744	188,371
	Range Resources Corp.	2,741,783	185,920
	Helmerich & Payne Inc.	1,758,971	172,150
	Murphy Oil Corp.	2,885,985	164,241
*	Whiting Petroleum Corp.	2,035,550	157,857
	HollyFrontier Corp.	3,396,779	148,371
	Tesoro Corp.	2,193,889	133,783
	OGE Energy Corp.	3,408,443	126,487
*	Weatherford International plc	5,948,113	123,721
	Oceaneering International Inc.	1,847,856	120,425
	Core Laboratories NV	763,361	111,718
	Nabors Industries Ltd.	4,871,631	110,878
*	Dresser-Rand Group Inc.	1,310,742	107,822
	Noble Corp. plc	4,469,377	99,310
	Denbury Resources Inc.	6,027,063	90,587
	Energen Corp.	1,252,282	90,465
	SM Energy Co.	1,152,587	89,902
	QEP Resources Inc.	2,773,010	85,353
*	Cobalt International Energy Inc.	5,998,981	81,586
*	Antero Resources Corp.	895,087	49,131
^	Diamond Offshore Drilling Inc.	1,171,124	40,134
			3,484,399
Technology (11.6%)
	Avago Technologies Ltd. Class A	4,306,199	374,639
*	Cerner Corp.	5,251,106	312,808
	Seagate Technology plc	5,311,349	304,181
	KLA-Tencor Corp.	2,829,035	222,871
*	Autodesk Inc.	3,898,253	214,794
	Lam Research Corp.	2,772,763	207,125
	Xilinx Inc.	4,593,048	194,516
*	Equinix Inc.	910,023	193,362
	Altera Corp.	5,285,942	189,131
	Skyworks Solutions Inc.	3,242,336	188,218
	SanDisk Corp.	1,918,017	187,870
	Western Digital Corp.	1,901,681	185,072
*	Red Hat Inc.	3,235,061	181,649
	Linear Technology Corp.	4,080,428	181,130
*	Akamai Technologies Inc.	2,895,554	173,154

	NVIDIA Corp.	8,807,378	162,496
	Juniper Networks Inc.	7,332,826	162,422
	Microchip Technology Inc.	3,256,983	153,827
	Computer Sciences Corp.	2,481,769	151,760
*	F5 Networks Inc.	1,267,468	150,499
*	Catamaran Corp.	3,548,463	149,568
	Maxim Integrated Products Inc.	4,857,507	146,891
*	Workday Inc. Class A	1,545,604	127,512
*	ServiceNow Inc.	2,118,747	124,540
*	ANSYS Inc.	1,574,205	119,120
	Harris Corp.	1,792,417	119,017
*	VeriSign Inc.	2,138,839	117,893
*	Teradata Corp.	2,651,787	111,163
*	Gartner Inc.	1,447,693	106,362
*	Synopsys Inc.	2,665,862	105,821
	Garmin Ltd.	1,977,156	102,792
*	Citrix Systems Inc.	1,406,950	100,372
*	Splunk Inc.	1,724,238	95,454
	Marvell Technology Group Ltd.	6,955,487	93,760
*	Cree Inc.	2,053,683	84,098
*,^ 3D Systems Corp.		1,786,511	82,841
*	Nuance Communications Inc.	4,364,899	67,285
*	Rackspace Hosting Inc.	1,954,100	63,606
*	NetSuite Inc.	588,352	52,681
*,^ FireEye Inc.		1,526,262	46,643
*	IMS Health Holdings Inc.	1,417,694	37,129
*	Premier Inc. Class A	552,874	18,167
			6,164,239
Telecommunications (1.2%)
*	SBA Communications Corp. Class A	2,207,045	244,761
*	Level 3 Communications Inc.	3,057,584	139,823
	Frontier Communications Corp.	17,143,871	111,607
	Windstream Holdings Inc.	10,310,531	111,148
			607,339
Utilities (5.3%)
	Northeast Utilities	5,412,632	239,780
	ONEOK Inc.	3,558,469	233,258
	DTE Energy Co.	3,027,972	230,368
	NiSource Inc.	5,394,346	221,060
	CenterPoint Energy Inc.	7,352,758	179,922
	NRG Energy Inc.	5,777,414	176,096
	Wisconsin Energy Corp.	3,858,125	165,899
	Ameren Corp.	4,150,895	159,104
	AES Corp.	11,136,163	157,911
*	Calpine Corp.	6,886,621	149,440
	American Water Works Co. Inc.	3,064,890	147,820
	CMS Energy Corp.	4,722,824	140,079
	Pepco Holdings Inc.	4,303,566	115,163
	SCANA Corp.	2,187,222	108,508
	Alliant Energy Corp.	1,897,951	105,165
	Pinnacle West Capital Corp.	1,888,907	103,210
	National Fuel Gas Co.	1,367,097	95,683
	Integrys Energy Group Inc.	1,368,100	88,680
			2,817,146
Total Common Stocks (Cost $39,828,063)			53,074,352

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
[2,3] Vanguard Market Liquidity Fund		0.109%		477,686,000	477,686

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.078%	10/1/14	5,000	5,000
[4,5]	Federal Home Loan Bank Discount Notes	0.074%	12/5/14	1,500	1,500
[4,5,6]Federal Home Loan Bank Discount Notes		0.070%	12/10/14	5,000	4,999
[4,5]	Federal Home Loan Bank Discount Notes	0.070%	3/27/15	4,500	4,497
[5,7]	Freddie Mac Discount Notes	0.070%	12/8/14	2,000	2,000
					17,996
Total Temporary Cash Investments (Cost $495,683)					495,682
Total Investments (100.5%) (Cost $40,323,746)					53,570,034
Other Assets and Liabilities-Net (-0.5%)[3]					(256,135)
Net Assets (100%)					53,313,899

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $168,179,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $175,650,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $11,597,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $786,000 have been segregated as collateral for open over-the-counter swap contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Mid-Cap Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	53,074,352	—	—
Temporary Cash Investments	477,686	17,996	—
Futures Contracts—Liabilities[1]	(806)	—	—
Total	53,551,232	17,996	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2014	262	128,740	(812)
E-mini S&P 500 Index	December 2014	680	66,827	(1,075)

Mid-Cap Index Fund

E-mini S&P MidCap 400 Index	December 2014	332	45,331	(1,912)
(3,799)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days. The fund had no open swap contracts at September 30, 2014.

E. At September 30, 2014, the cost of investment securities for tax purposes was $40,323,746,000. Net unrealized appreciation of investment securities for tax purposes was $13,246,288,000, consisting of unrealized gains of $14,275,886,000 on securities that had risen in value since their purchase and $1,029,598,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of September 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (5.4%)
	RPM International Inc.	1,243,964	56,949
	United States Steel Corp.	1,352,791	52,989
	Rockwood Holdings Inc.	663,830	50,750
	Steel Dynamics Inc.	2,124,758	48,041
	Allegheny Technologies Inc.	962,560	35,711
	PolyOne Corp.	860,512	30,617
	Cabot Corp.	541,774	27,506
	Compass Minerals International Inc.	312,666	26,351
	Sensient Technologies Corp.	449,137	23,512
	Axiall Corp.	654,380	23,433
	Domtar Corp.	605,507	21,271
	Minerals Technologies Inc.	321,400	19,834
*	Chemtura Corp.	843,666	19,683
	Commercial Metals Co.	1,097,687	18,737
	HB Fuller Co.	467,797	18,572
	Olin Corp.	731,954	18,482
	Worthington Industries Inc.	479,778	17,857
	Tronox Ltd. Class A	560,412	14,599
^	Cliffs Natural Resources Inc.	1,355,684	14,072
*	AK Steel Holding Corp.	1,521,234	12,185
	Kaiser Aluminum Corp.	158,343	12,069
*	Century Aluminum Co.	455,469	11,829
	Innophos Holdings Inc.	203,637	11,218
*	Clearwater Paper Corp.	175,441	10,546
*	Resolute Forest Products Inc.	617,489	9,657
	A Schulman Inc.	258,818	9,359
	PH Glatfelter Co.	400,207	8,785
	Quaker Chemical Corp.	117,407	8,417
	Stepan Co.	176,870	7,849
	Innospec Inc.	216,461	7,771
	OM Group Inc.	296,496	7,694
*	Cloud Peak Energy Inc.	566,876	7,154
*	SunCoke Energy Inc.	307,013	6,892
^	Rayonier Advanced Materials Inc.	198,544	6,534
*	LSB Industries Inc.	179,343	6,404
	Koppers Holdings Inc.	181,116	6,006
*	Ferro Corp.	404,541	5,862
*	Kraton Performance Polymers Inc.	305,067	5,433
*,^ Alpha Natural Resources Inc.		2,060,416	5,110
	Tredegar Corp.	240,954	4,436
^	Arch Coal Inc.	1,975,048	4,187
	Hecla Mining Co.	1,626,069	4,033
	Kronos Worldwide Inc.	216,795	2,987
	FutureFuel Corp.	202,677	2,410
^	Walter Energy Inc.	616,145	1,442
	NL Industries Inc.	68,022	501
			725,736

Consumer Goods (6.3%)
	Snap-on Inc.	541,581	65,575
	Goodyear Tire & Rubber Co.	2,566,146	57,956
	Ingredion Inc.	697,935	52,896
	Leggett & Platt Inc.	1,279,093	44,666
*	Visteon Corp.	409,937	39,866
*	TreeHouse Foods Inc.	372,353	29,974
*	Tenneco Inc.	569,183	29,774
	Tupperware Brands Corp.	422,755	29,187
	Dana Holding Corp.	1,450,584	27,808
	Scotts Miracle-Gro Co. Class A	427,610	23,519
	Thor Industries Inc.	422,022	21,734
	Pinnacle Foods Inc.	655,478	21,401
	Spectrum Brands Holdings Inc.	196,453	17,785
*	Take-Two Interactive Software Inc.	738,636	17,040
	Sanderson Farms Inc.	193,476	17,016
	Andersons Inc.	251,414	15,809
*	Iconix Brand Group Inc.	425,337	15,712
	Herman Miller Inc.	526,049	15,703
	Cooper Tire & Rubber Co.	533,476	15,311
	HNI Corp.	418,895	15,076
	Fresh Del Monte Produce Inc.	413,978	13,206
*	Helen of Troy Ltd.	251,187	13,192
^	KB Home	855,629	12,783
	Steelcase Inc. Class A	759,448	12,295
	Cal-Maine Foods Inc.	132,007	11,792
	Schweitzer-Mauduit International Inc.	269,824	11,146
	Dean Foods Co.	830,622	11,006
*	American Axle & Manufacturing Holdings Inc.	635,879	10,664
*	Skechers U.S.A. Inc. Class A	189,301	10,092
*	Crocs Inc.	795,286	10,005
	La-Z-Boy Inc.	490,014	9,697
	Universal Corp.	216,134	9,594
	Columbia Sportswear Co.	261,528	9,357
	Lancaster Colony Corp.	95,522	8,146
*	Cooper-Standard Holding Inc.	127,428	7,951
	Knoll Inc.	431,552	7,470
*	Pilgrim's Pride Corp.	241,381	7,377
*	ACCO Brands Corp.	1,068,204	7,371
	Briggs & Stratton Corp.	406,247	7,321
*	Seaboard Corp.	2,736	7,319
	Snyder's-Lance Inc.	245,452	6,504
*,^ Eastman Kodak Co.		292,208	6,420
*	Chiquita Brands International Inc.	415,182	5,896
	Ethan Allen Interiors Inc.	242,134	5,521
	Movado Group Inc.	165,807	5,482
*	Modine Manufacturing Co.	446,855	5,304
	Tootsie Roll Industries Inc.	175,652	4,916
	Titan International Inc.	398,905	4,715
	Inter Parfums Inc.	158,275	4,353
*	Federal-Mogul Holdings Corp.	279,083	4,150
*	Hovnanian Enterprises Inc. Class A	1,096,784	4,025
*,^ Elizabeth Arden Inc.		235,706	3,946
	Superior Industries International Inc.	211,281	3,704
	National Presto Industries Inc.	48,172	2,924
*	Taylor Morrison Home Corp. Class A	153,002	2,482
*	Central Garden and Pet Co. Class A	307,160	2,470

*	Quiksilver Inc.	1,112,975	1,914
*	Central Garden and Pet Co.	79,947	620
			846,938
Consumer Services (12.8%)
	Gannett Co. Inc.	2,103,183	62,401
	Omnicare Inc.	911,739	56,765
	Alaska Air Group Inc.	1,258,855	54,811
*	Avis Budget Group Inc.	969,324	53,206
*	Rite Aid Corp.	9,130,211	44,190
	GameStop Corp. Class A	1,060,988	43,713
	Dun & Bradstreet Corp.	339,042	39,827
	Service Corp. International	1,870,578	39,544
	International Game Technology	2,303,548	38,861
	Foot Locker Inc.	674,285	37,524
	KAR Auction Services Inc.	1,309,736	37,498
	Cablevision Systems Corp. Class A	1,921,180	33,640
	Cinemark Holdings Inc.	970,592	33,039
	Brinker International Inc.	602,342	30,593
*	VCA Inc.	763,572	30,031
	Graham Holdings Co. Class B	38,795	27,141
*	Starz	815,616	26,981
	Dillard's Inc. Class A	237,475	25,880
	Casey's General Stores Inc.	360,104	25,819
*,^ JC Penney Co. Inc.		2,557,226	25,675
	Abercrombie & Fitch Co.	678,494	24,656
*	JetBlue Airways Corp.	2,312,806	24,562
	CST Brands Inc.	669,724	24,077
	John Wiley & Sons Inc. Class A	417,786	23,442
*	Office Depot Inc.	4,510,958	23,186
	Cracker Barrel Old Country Store Inc.	221,885	22,896
	American Eagle Outfitters Inc.	1,539,260	22,350
*	Apollo Education Group Inc.	864,793	21,750
*	Murphy USA Inc.	404,590	21,468
*	Time Inc.	913,182	21,396
	Wendy's Co.	2,564,044	21,179
	Big Lots Inc.	491,417	21,155
	DeVry Education Group Inc.	474,764	20,325
	Men's Wearhouse Inc.	424,531	20,046
*	Conversant Inc.	567,052	19,422
*	Dolby Laboratories Inc. Class A	458,525	19,162
*	Houghton Mifflin Harcourt Co.	981,659	19,083
*	Asbury Automotive Group Inc.	282,690	18,211
*	SUPERVALU Inc.	1,943,744	17,377
	Sinclair Broadcast Group Inc. Class A	665,958	17,375
	Hillenbrand Inc.	556,227	17,182
	Aaron's Inc.	673,968	16,391
	Lithia Motors Inc. Class A	208,440	15,777
	Chemed Corp.	153,059	15,750
	Penske Automotive Group Inc.	378,308	15,356
	Group 1 Automotive Inc.	203,468	14,794
	Regal Entertainment Group Class A	740,741	14,726
	Meredith Corp.	342,794	14,672
	AMERCO	54,822	14,357
	Rent-A-Center Inc.	467,972	14,203
	Choice Hotels International Inc.	272,257	14,157
	New York Times Co. Class A	1,253,800	14,068
	SeaWorld Entertainment Inc.	671,470	12,912

	DineEquity Inc.	157,504	12,851
	Matthews International Corp. Class A	290,858	12,766
	Jack in the Box Inc.	181,821	12,398
^	Buckle Inc.	270,567	12,281
	Guess? Inc.	556,407	12,224
*	Beacon Roofing Supply Inc.	460,070	11,723
*	Acxiom Corp.	683,391	11,310
	Brown Shoe Co. Inc.	386,921	10,497
*	Express Inc.	664,414	10,371
	Bob Evans Farms Inc.	209,024	9,895
*	Rush Enterprises Inc. Class A	277,723	9,290
	Children's Place Inc.	193,436	9,219
*,^ Lands' End Inc.		223,564	9,193
	Cato Corp. Class A	233,057	8,031
	Sonic Automotive Inc. Class A	322,219	7,898
	International Speedway Corp. Class A	248,400	7,859
	Scholastic Corp.	242,957	7,852
*	Barnes & Noble Inc.	392,418	7,746
*	Penn National Gaming Inc.	660,675	7,406
*,^ Weight Watchers International Inc.		264,626	7,261
*	Boyd Gaming Corp.	708,260	7,196
*	Bloomin' Brands Inc.	380,342	6,975
*,^ Caesars Entertainment Corp.		538,632	6,776
	Regis Corp.	415,671	6,634
*	Pinnacle Entertainment Inc.	264,220	6,629
	Capella Education Co.	103,029	6,450
*	FTD Cos. Inc.	176,247	6,012
*	Strayer Education Inc.	96,378	5,771
	New Media Investment Group Inc.	339,730	5,650
*	Biglari Holdings Inc.	16,328	5,548
*	Belmond Ltd. Class A	411,483	4,798
	Stage Stores Inc.	280,309	4,796
	Fred's Inc. Class A	325,744	4,560
*	Steiner Leisure Ltd.	116,880	4,394
*	Pep Boys-Manny Moe & Jack	470,607	4,193
	National CineMedia Inc.	270,425	3,924
	Weis Markets Inc.	100,082	3,906
	SkyWest Inc.	451,895	3,516
	Sabre Corp.	184,695	3,309
	Harte-Hanks Inc.	494,255	3,148
*	Sears Holdings Corp.	124,017	3,129
*	Ruby Tuesday Inc.	520,430	3,065
*	Liquidity Services Inc.	220,996	3,039
	Clear Channel Outdoor Holdings Inc. Class A	393,920	2,655
*	Aeropostale Inc.	661,608	2,177
*	Rush Enterprises Inc. Class B	70,357	2,104
	Speedway Motorsports Inc.	116,289	1,984
*,^ TrueCar Inc.		107,420	1,928
*	Sears Hometown and Outlet Stores Inc.	116,507	1,806
*	Bridgepoint Education Inc.	148,522	1,657
*	RealNetworks Inc.	218,081	1,516
*,^ ITT Educational Services Inc.		103,102	442
*,^ hhgregg Inc.		52,746	333
			1,712,693
Financials (29.4%)
	Arthur J Gallagher & Co.	1,481,913	67,220
	Protective Life Corp.	738,440	51,255

Mid-America Apartment Communities Inc.	700,678	45,999
Liberty Property Trust	1,380,040	45,900
Starwood Property Trust Inc.	2,074,086	45,547
East West Bancorp Inc.	1,336,192	45,431
HCC Insurance Holdings Inc.	931,932	45,003
Apartment Investment & Management Co. Class A	1,362,241	43,346
Cullen/Frost Bankers Inc.	528,216	40,414
National Retail Properties Inc.	1,165,635	40,296
Eaton Vance Corp.	1,065,207	40,190
Senior Housing Properties Trust	1,898,786	39,723
Hospitality Properties Trust	1,395,919	37,480
Corrections Corp. of America	1,085,060	37,283
NorthStar Realty Finance Corp.	2,087,960	36,894
Brown & Brown Inc.	1,145,001	36,812
American Financial Group Inc.	623,627	36,102
RenaissanceRe Holdings Ltd.	358,868	35,883
Prosperity Bancshares Inc.	617,585	35,307
Assured Guaranty Ltd.	1,576,897	34,944
SLM Corp.	3,940,949	33,735
CNO Financial Group Inc.	1,982,077	33,616
Umpqua Holdings Corp.	2,024,584	33,345
Two Harbors Investment Corp.	3,411,986	32,994
City National Corp.	435,886	32,983
Highwoods Properties Inc.	842,216	32,762
Commerce Bancshares Inc.	726,062	32,415
* NorthStar Asset Management Group Inc.	1,758,053	32,383
Retail Properties of America Inc.	2,205,114	32,261
Allied World Assurance Co. Holdings AG	857,335	31,584
Validus Holdings Ltd.	806,002	31,547
* Forest City Enterprises Inc. Class A	1,609,087	31,474
Old Republic International Corp.	2,187,877	31,243
American Homes 4 Rent Class A	1,849,552	31,239
* Equity Commonwealth	1,201,200	30,883
* E*TRADE Financial Corp.	1,345,533	30,396
* Alleghany Corp.	72,485	30,310
Chimera Investment Corp.	9,575,350	29,109
Synovus Financial Corp.	1,231,213	29,106
* Popular Inc.	964,698	28,396
Columbia Property Trust Inc.	1,164,873	27,806
First Niagara Financial Group Inc.	3,313,244	27,599
BankUnited Inc.	900,034	27,442
First Horizon National Corp.	2,210,557	27,146
FirstMerit Corp.	1,541,764	27,135
CBL & Associates Properties Inc.	1,507,813	26,990
EPR Properties	528,275	26,773
MFA Financial Inc.	3,429,080	26,678
Aspen Insurance Holdings Ltd.	610,224	26,099
Geo Group Inc.	677,204	25,883
Federated Investors Inc. Class B	880,096	25,840
First American Financial Corp.	948,425	25,721
Radian Group Inc.	1,780,824	25,395
Piedmont Office Realty Trust Inc. Class A	1,438,672	25,378
Hanover Insurance Group Inc.	411,631	25,282
StanCorp Financial Group Inc.	399,841	25,262
Associated Banc-Corp	1,443,723	25,150
White Mountains Insurance Group Ltd.	39,510	24,894
* MGIC Investment Corp.	3,156,189	24,650

Webster Financial Corp.	841,604	24,524
Hancock Holding Co.	763,247	24,462
Primerica Inc.	506,352	24,416
ProAssurance Corp.	543,938	23,971
* Liberty Ventures Class A	627,053	23,803
Bank of Hawaii Corp.	412,330	23,424
DiamondRock Hospitality Co.	1,824,739	23,138
Brandywine Realty Trust	1,641,966	23,102
Endurance Specialty Holdings Ltd.	395,743	21,837
TCF Financial Corp.	1,398,742	21,722
Assurant Inc.	332,443	21,376
American National Insurance Co.	187,881	21,118
Corporate Office Properties Trust	816,763	21,007
UMB Financial Corp.	381,413	20,806
Janus Capital Group Inc.	1,401,580	20,379
Omega Healthcare Investors Inc.	593,284	20,284
PrivateBancorp Inc.	676,932	20,247
Symetra Financial Corp.	863,756	20,151
Bank of the Ozarks Inc.	630,813	19,883
FNB Corp.	1,618,372	19,404
Wintrust Financial Corp.	434,082	19,390
Fulton Financial Corp.	1,749,410	19,383
Spirit Realty Capital Inc.	1,764,803	19,360
MB Financial Inc.	689,404	19,083
* Harbinger Group Inc.	1,443,658	18,941
Washington Federal Inc.	927,027	18,874
PacWest Bancorp	450,910	18,591
Iberiabank Corp.	295,834	18,493
Invesco Mortgage Capital Inc.	1,146,735	18,027
United Bankshares Inc.	579,965	17,938
Susquehanna Bancshares Inc.	1,748,809	17,488
Newcastle Investment Corp.	1,371,684	17,393
Valley National Bancorp	1,775,401	17,204
Glacier Bancorp Inc.	659,198	17,047
EastGroup Properties Inc.	279,954	16,962
Cathay General Bancorp	668,124	16,590
American Realty Capital Healthcare Trust Inc.	1,577,763	16,535
First Industrial Realty Trust Inc.	977,791	16,534
Erie Indemnity Co. Class A	215,365	16,327
BancorpSouth Inc.	805,491	16,223
EverBank Financial Corp.	916,385	16,183
Hatteras Financial Corp.	899,361	16,153
^ First Financial Bankshares Inc.	567,060	15,759
Washington REIT	620,488	15,748
RLI Corp.	360,833	15,620
^ New York REIT Inc.	1,511,378	15,537
Acadia Realty Trust	552,867	15,248
Potlatch Corp.	378,319	15,212
American Equity Investment Life Holding Co.	662,187	15,151
National Health Investors Inc.	261,892	14,964
New Residential Investment Corp.	2,498,436	14,566
Parkway Properties Inc.	764,782	14,363
Government Properties Income Trust	655,179	14,355
Platinum Underwriters Holdings Ltd.	234,504	14,274
Mack-Cali Realty Corp.	746,424	14,264
Capitol Federal Financial Inc.	1,191,390	14,082
PennyMac Mortgage Investment Trust	656,513	14,069

Home Loan Servicing Solutions Ltd.	661,953	14,027
Trustmark Corp.	597,161	13,756
International Bancshares Corp.	529,972	13,072
BOK Financial Corp.	193,699	12,877
Redwood Trust Inc.	774,686	12,844
ARMOUR Residential REIT Inc.	3,329,631	12,819
Old National Bancorp	986,737	12,798
CVB Financial Corp.	887,676	12,738
Washington Prime Group Inc.	722,917	12,637
Interactive Brokers Group Inc.	505,753	12,619
Kemper Corp.	368,303	12,578
Mercury General Corp.	256,291	12,510
CYS Investments Inc.	1,510,388	12,446
* MBIA Inc.	1,350,837	12,401
Argo Group International Holdings Ltd.	242,399	12,195
Columbia Banking System Inc.	490,817	12,177
Pennsylvania REIT	609,184	12,147
Community Bank System Inc.	360,141	12,097
* Enstar Group Ltd.	88,121	12,013
LTC Properties Inc.	324,890	11,985
South State Corp.	213,771	11,954
Cash America International Inc.	269,446	11,802
Cousins Properties Inc.	973,379	11,632
Empire State Realty Trust Inc.	774,088	11,627
Pinnacle Financial Partners Inc.	315,461	11,388
BGC Partners Inc. Class A	1,529,816	11,367
Montpelier Re Holdings Ltd.	362,352	11,266
* FNFV Group	816,591	11,236
^ AmTrust Financial Services Inc.	282,096	11,233
American Assets Trust Inc.	337,846	11,139
Selective Insurance Group Inc.	499,201	11,052
Capstead Mortgage Corp.	893,294	10,934
Horace Mann Educators Corp.	381,672	10,881
First Midwest Bancorp Inc.	666,856	10,730
National Penn Bancshares Inc.	1,104,035	10,720
Westamerica Bancorporation	230,424	10,719
* Liberty TripAdvisor Holdings Inc. Class A	313,519	10,628
First Citizens BancShares Inc. Class A	48,037	10,406
BBCN Bancorp Inc.	704,285	10,276
* iStar Financial Inc.	754,496	10,186
Astoria Financial Corp.	789,283	9,779
Northwest Bancshares Inc.	797,236	9,647
Franklin Street Properties Corp.	841,147	9,438
* Ambac Financial Group Inc.	408,521	9,028
American Capital Mortgage Investment Corp.	477,112	8,979
Provident Financial Services Inc.	546,934	8,953
Associated Estates Realty Corp.	510,956	8,947
* Greenlight Capital Re Ltd. Class A	275,150	8,918
Starwood Waypoint Residential Trust	342,391	8,906
Boston Private Financial Holdings Inc.	712,868	8,832
Select Income REIT	363,379	8,739
NBT Bancorp Inc.	387,403	8,724
Nelnet Inc. Class A	194,852	8,396
Chemical Financial Corp.	305,844	8,224
Park National Corp.	107,802	8,130
First Financial Bancorp	511,669	8,100
Ashford Hospitality Trust Inc.	790,478	8,079

WesBanco Inc.	259,604	7,941
Inland Real Estate Corp.	793,591	7,864
Independent Bank Corp.	211,973	7,572
* Piper Jaffray Cos.	144,107	7,528
First Commonwealth Financial Corp.	870,019	7,299
Safety Insurance Group Inc.	126,091	6,798
Blackstone Mortgage Trust Inc. Class A	249,626	6,765
Banner Corp.	173,614	6,679
* KCG Holdings Inc. Class A	659,102	6,677
* Navigators Group Inc.	106,509	6,550
Infinity Property & Casualty Corp.	101,629	6,505
First Potomac Realty Trust	547,231	6,430
OFG Bancorp	419,200	6,280
S&T Bancorp Inc.	263,279	6,177
Altisource Residential Corp.	252,999	6,072
* Green Dot Corp. Class A	280,918	5,939
National General Holdings Corp.	347,376	5,867
City Holding Co.	136,994	5,772
FXCM Inc. Class A	363,015	5,754
Resource Capital Corp.	1,164,233	5,670
Anworth Mortgage Asset Corp.	1,131,128	5,418
Brookline Bancorp Inc.	618,816	5,291
Maiden Holdings Ltd.	474,602	5,259
Berkshire Hills Bancorp Inc.	222,399	5,224
Rouse Properties Inc.	322,289	5,211
National Western Life Insurance Co. Class A	20,772	5,131
Oritani Financial Corp.	359,786	5,069
Saul Centers Inc.	106,499	4,978
* Investment Technology Group Inc.	311,557	4,910
* First BanCorp	989,894	4,702
AG Mortgage Investment Trust Inc.	264,092	4,701
State Bank Financial Corp.	284,653	4,623
Tompkins Financial Corp.	103,571	4,565
United Fire Group Inc.	164,182	4,559
Central Pacific Financial Corp.	250,637	4,494
* Ezcorp Inc. Class A	447,305	4,433
* World Acceptance Corp.	62,334	4,208
FBL Financial Group Inc. Class A	91,866	4,106
Getty Realty Corp.	233,167	3,964
Dime Community Bancshares Inc.	274,336	3,950
GFI Group Inc.	708,656	3,834
Talmer Bancorp Inc. Class A	262,627	3,632
BancFirst Corp.	57,320	3,586
* MoneyGram International Inc.	279,698	3,507
* Essent Group Ltd.	155,127	3,321
Ashford Hospitality Prime Inc.	212,661	3,239
OneBeacon Insurance Group Ltd. Class A	208,025	3,206
* Beneficial Mutual Bancorp Inc.	245,215	3,134
* Flagstar Bancorp Inc.	183,138	3,082
Northfield Bancorp Inc.	206,928	2,818
State Auto Financial Corp.	134,191	2,752
* Forestar Group Inc.	155,214	2,750
Employers Holdings Inc.	139,116	2,678
Meadowbrook Insurance Group Inc.	442,723	2,590
* TESARO Inc.	92,132	2,480
Fidelity & Guaranty Life	108,729	2,321
Universal Health Realty Income Trust	54,214	2,260

*	Walker & Dunlop Inc.	151,506	2,014
*	Kearny Financial Corp.	126,035	1,680
*	FCB Financial Holdings Inc. Class A	62,433	1,418
	Urstadt Biddle Properties Inc. Class A	62,520	1,269
	Urstadt Biddle Properties Inc.	42,332	728
			3,929,883
Health Care (5.8%)
*	Community Health Systems Inc.	1,023,055	56,053
*	Tenet Healthcare Corp.	912,405	54,188
*	Alnylam Pharmaceuticals Inc.	569,309	44,463
*	Covance Inc.	526,799	41,459
	Teleflex Inc.	385,824	40,527
*	Health Net Inc.	711,112	32,789
	STERIS Corp.	553,118	29,846
*	LifePoint Hospitals Inc.	420,534	29,097
	HealthSouth Corp.	776,899	28,668
*	Alere Inc.	735,778	28,534
*	Charles River Laboratories International Inc.	435,209	25,999
*	WellCare Health Plans Inc.	409,196	24,691
	Hill-Rom Holdings Inc.	534,498	22,144
*	Bio-Rad Laboratories Inc. Class A	188,308	21,354
*	Amsurg Corp.	403,470	20,194
	Owens & Minor Inc.	587,543	19,236
*	Team Health Holdings Inc.	329,011	19,079
*	Prestige Brands Holdings Inc.	484,326	15,678
*	Magellan Health Inc.	268,655	14,704
*	Wright Medical Group Inc.	470,105	14,244
*	Molina Healthcare Inc.	281,816	11,921
*	Agios Pharmaceuticals Inc.	192,850	11,831
*	Integra LifeSciences Holdings Corp.	228,010	11,318
^	PDL BioPharma Inc.	1,497,908	11,189
	Kindred Healthcare Inc.	572,735	11,111
	Select Medical Holdings Corp.	909,431	10,941
*	Celldex Therapeutics Inc.	833,677	10,805
*	Ultragenyx Pharmaceutical Inc.	176,701	10,001
*	Clovis Oncology Inc.	205,956	9,342
	CONMED Corp.	229,592	8,458
*	Achillion Pharmaceuticals Inc.	775,792	7,742
*	Ophthotech Corp.	171,438	6,674
*	Hanger Inc.	311,932	6,401
*	Portola Pharmaceuticals Inc.	250,778	6,340
*	Infinity Pharmaceuticals Inc.	429,441	5,763
*	Orthofix International NV	162,887	5,043
*	Amedisys Inc.	247,467	4,991
*	Gentiva Health Services Inc.	291,701	4,895
	National Healthcare Corp.	86,061	4,777
*	Universal American Corp.	449,075	3,611
*	Surgical Care Affiliates Inc.	125,143	3,345
	Ensign Group Inc.	93,974	3,270
	Invacare Corp.	274,524	3,242
*	LHC Group Inc.	115,778	2,686
*,^ Kite Pharma Inc.		89,251	2,544
*	Merit Medical Systems Inc.	191,331	2,273
*,^ Synergy Pharmaceuticals Inc.		794,948	2,214
*	BioScrip Inc.	304,174	2,102
*	Rigel Pharmaceuticals Inc.	284,010	551

*	Wright Medical Group Inc. CVR	71,097	156
			768,484
Industrials (20.8%)
	Trinity Industries Inc.	1,454,630	67,960
*	Flextronics International Ltd.	5,482,083	56,575
	Valspar Corp.	700,325	55,319
	IDEX Corp.	746,089	53,994
*	Spirit AeroSystems Holdings Inc. Class A	1,311,748	49,925
	Total System Services Inc.	1,557,108	48,208
	Carlisle Cos. Inc.	597,574	48,033
	Huntington Ingalls Industries Inc.	452,653	47,171
	Broadridge Financial Solutions Inc.	1,113,840	46,369
	PerkinElmer Inc.	1,052,166	45,874
	Ryder System Inc.	494,530	44,493
	Global Payments Inc.	635,380	44,400
	Allegion plc	895,385	42,656
	ITT Corp.	853,709	38,366
	Alliant Techsystems Inc.	297,597	37,985
*	Graphic Packaging Holding Co.	3,047,382	37,879
	Sonoco Products Co.	948,147	37,253
	URS Corp.	644,244	37,115
	Bemis Co. Inc.	930,841	35,391
	AptarGroup Inc.	577,160	35,034
	Oshkosh Corp.	792,308	34,980
	Jabil Circuit Inc.	1,676,093	33,807
*	WESCO International Inc.	414,636	32,449
	Triumph Group Inc.	479,316	31,179
	Terex Corp.	975,358	30,987
	RR Donnelley & Sons Co.	1,862,311	30,654
	Kennametal Inc.	733,388	30,296
*	Esterline Technologies Corp.	268,305	29,854
*	AECOM Technology Corp.	880,948	29,732
*	Teledyne Technologies Inc.	314,935	29,607
	Foster Wheeler AG	932,767	29,494
	Packaging Corp. of America	458,573	29,266
	Exelis Inc.	1,755,239	29,032
	Crane Co.	439,842	27,802
	Babcock & Wilcox Co.	1,001,711	27,737
	Curtiss-Wright Corp.	404,287	26,651
*	Berry Plastics Group Inc.	1,040,698	26,267
*,^ Generac Holdings Inc.		641,810	26,019
	Belden Inc.	403,177	25,811
	Regal-Beloit Corp.	400,145	25,709
	Deluxe Corp.	463,949	25,591
	World Fuel Services Corp.	640,269	25,560
	KBR Inc.	1,353,539	25,487
	Con-way Inc.	536,259	25,472
	EnerSys	433,812	25,439
*	Moog Inc. Class A	367,477	25,135
	GATX Corp.	417,795	24,387
	EMCOR Group Inc.	593,807	23,729
	Covanta Holding Corp.	1,097,777	23,295
*	Euronet Worldwide Inc.	464,502	22,199
	Anixter International Inc.	259,403	22,008
*	CoreLogic Inc.	764,051	20,683
*	Owens-Illinois Inc.	767,704	19,999
	TimkenSteel Corp.	423,282	19,678

Silgan Holdings Inc.	413,508	19,435
Actuant Corp. Class A	605,601	18,483
Vishay Intertechnology Inc.	1,260,716	18,016
Littelfuse Inc.	209,393	17,836
* Rexnord Corp.	613,741	17,461
Greenbrier Cos. Inc.	230,498	16,914
Timken Co.	380,631	16,135
Harsco Corp.	752,883	16,119
* Sanmina Corp.	770,109	16,064
Applied Industrial Technologies Inc.	348,072	15,889
Booz Allen Hamilton Holding Corp. Class A	673,911	15,769
Lennox International Inc.	203,746	15,662
Knight Transportation Inc.	566,373	15,513
Convergys Corp.	847,957	15,111
Tetra Tech Inc.	598,640	14,954
* Orbital Sciences Corp.	536,361	14,911
Watts Water Technologies Inc. Class A	253,067	14,741
MSA Safety Inc.	296,247	14,635
* Masonite International Corp.	262,874	14,558
Mobile Mini Inc.	413,327	14,454
Barnes Group Inc.	455,902	13,837
UniFirst Corp.	141,482	13,666
United Stationers Inc.	363,144	13,643
* FTI Consulting Inc.	381,638	13,342
TAL International Group Inc.	316,843	13,070
* Itron Inc.	329,256	12,943
ABM Industries Inc.	469,933	12,073
* PHH Corp.	535,439	11,972
* Plexus Corp.	314,638	11,620
* Korn/Ferry International	464,682	11,571
* Armstrong World Industries Inc.	204,566	11,456
* Benchmark Electronics Inc.	502,245	11,155
CIRCOR International Inc.	164,783	11,095
* Boise Cascade Co.	367,501	11,076
Brink's Co.	452,993	10,890
* Knowles Corp.	396,427	10,505
Granite Construction Inc.	328,546	10,451
Greif Inc. Class A	238,324	10,441
Werner Enterprises Inc.	402,048	10,132
Matson Inc.	401,000	10,037
Kaman Corp.	252,668	9,930
* Greatbatch Inc.	232,317	9,899
* TrueBlue Inc.	387,157	9,780
G&K Services Inc. Class A	176,483	9,774
MTS Systems Corp.	141,197	9,638
* Tutor Perini Corp.	362,343	9,566
Brady Corp. Class A	422,202	9,474
* Wesco Aircraft Holdings Inc.	542,704	9,443
* Meritor Inc.	866,950	9,406
Aircastle Ltd.	566,704	9,271
Otter Tail Corp.	341,903	9,119
* Louisiana-Pacific Corp.	659,630	8,964
* UTi Worldwide Inc.	835,729	8,884
Standex International Corp.	119,178	8,836
Cubic Corp.	187,528	8,776
AAR Corp.	350,836	8,473
* Swift Transportation Co.	400,012	8,392

	ArcBest Corp.	218,496	8,150
	ESCO Technologies Inc.	233,283	8,114
	McGrath RentCorp	230,103	7,869
*	Atlas Air Worldwide Holdings Inc.	235,717	7,783
*	Aegion Corp. Class A	348,660	7,758
	Universal Forest Products Inc.	177,764	7,592
*	Sykes Enterprises Inc.	367,921	7,351
	John Bean Technologies Corp.	257,544	7,245
*	Coherent Inc.	116,412	7,144
	Altra Industrial Motion Corp.	237,179	6,916
	Textainer Group Holdings Ltd.	210,842	6,561
	General Cable Corp.	431,809	6,512
	Encore Wire Corp.	174,094	6,457
*	Navigant Consulting Inc.	454,354	6,320
*	Newport Corp.	352,919	6,254
	Astec Industries Inc.	171,210	6,244
	ManTech International Corp. Class A	223,976	6,036
*	Rofin-Sinar Technologies Inc.	260,568	6,009
	Materion Corp.	192,838	5,914
	Mueller Water Products Inc. Class A	705,830	5,844
	Insperity Inc.	213,380	5,834
	Schnitzer Steel Industries Inc.	233,160	5,607
	Hyster-Yale Materials Handling Inc.	77,632	5,560
	AVX Corp.	390,966	5,192
	Kforce Inc.	243,665	4,769
	Resources Connection Inc.	338,640	4,721
	Quad/Graphics Inc.	241,554	4,650
	Albany International Corp.	132,980	4,527
	Comfort Systems USA Inc.	333,588	4,520
*	Checkpoint Systems Inc.	368,472	4,506
	Park Electrochemical Corp.	184,899	4,354
*	Monster Worldwide Inc.	785,048	4,318
	American Science & Engineering Inc.	73,586	4,075
	Kelly Services Inc. Class A	253,959	3,980
*	TeleTech Holdings Inc.	160,132	3,936
*	Taminco Corp.	139,910	3,652
*	Air Transport Services Group Inc.	483,317	3,519
*	TTM Technologies Inc.	503,984	3,432
	Acacia Research Corp.	221,361	3,427
	Black Box Corp.	137,304	3,202
*	Dice Holdings Inc.	374,626	3,139
*	CAI International Inc.	157,078	3,039
*	Nortek Inc.	40,335	3,005
*	GrafTech International Ltd.	538,491	2,466
	Griffon Corp.	199,795	2,276
	Landauer Inc.	44,495	1,469
*	Ply Gem Holdings Inc.	95,720	1,038
*	Vectrus Inc.	48,713	951
*	Layne Christensen Co.	97,840	950
*	Continental Building Products Inc.	61,339	896
*	Paylocity Holding Corp.	34,443	677
*	Viasystems Group Inc.	2,273	36
*	Multi-Fineline Electronix Inc.	481	4
			2,787,055
Oil & Gas (4.7%)
	Superior Energy Services Inc.	1,441,324	47,376
*	Newfield Exploration Co.	1,273,341	47,203

*	First Solar Inc.	700,262	46,084
*	WPX Energy Inc.	1,890,894	45,495
	Patterson-UTI Energy Inc.	1,293,749	42,086
*,^ Ultra Petroleum Corp.		1,356,627	31,555
*	Oil States International Inc.	504,109	31,204
	Western Refining Inc.	706,435	29,663
*	Unit Corp.	462,322	27,115
	Bristow Group Inc.	314,723	21,149
*	MRC Global Inc.	902,721	21,051
	PBF Energy Inc. Class A	817,477	19,619
*	Helix Energy Solutions Group Inc.	884,798	19,519
	Delek US Holdings Inc.	507,045	16,793
*	Stone Energy Corp.	497,580	15,604
*	NOW Inc.	498,649	15,164
	Exterran Holdings Inc.	296,540	13,140
*,^ McDermott International Inc.		2,214,983	12,670
*	SEACOR Holdings Inc.	166,293	12,439
	Civeo Corp.	994,726	11,549
*	Seventy Seven Energy Inc.	427,006	10,137
*	Newpark Resources Inc.	741,547	9,225
*	Basic Energy Services Inc.	382,920	8,306
*	TETRA Technologies Inc.	705,180	7,630
^	CVR Energy Inc.	162,117	7,251
	Tesco Corp.	317,082	6,294
^	EXCO Resources Inc.	1,776,252	5,933
*	Key Energy Services Inc.	1,214,250	5,877
*	Parker Drilling Co.	1,079,017	5,330
	Green Plains Inc.	140,061	5,237
*,^ Paragon Offshore plc		788,547	4,850
*	Contango Oil & Gas Co.	144,182	4,793
*,^ Swift Energy Co.		387,532	3,720
	W&T Offshore Inc.	316,765	3,484
*	ION Geophysical Corp.	1,222,370	3,410
	Alon USA Energy Inc.	225,832	3,243
*	Willbros Group Inc.	376,535	3,137
*,^ Hercules Offshore Inc.		1,421,148	3,127
*	EP Energy Corp. Class A	170,822	2,986
*	Vantage Drilling Co.	1,710,733	2,173
			632,621
Other (0.0%)
*	Leap Wireless International Inc. CVR	474,686	1,196

Technology (7.9%)
*	NCR Corp.	1,566,225	52,328
	Pitney Bowes Inc.	1,889,727	47,224
	Brocade Communications Systems Inc.	3,990,289	43,374
*	Ingram Micro Inc.	1,450,081	37,427
	Teradyne Inc.	1,907,339	36,983
*	ON Semiconductor Corp.	4,110,759	36,750
*	VeriFone Systems Inc.	1,041,235	35,798
*	ARRIS Group Inc.	1,214,107	34,426
*	AOL Inc.	696,655	31,315
*	RF Micro Devices Inc.	2,680,726	30,936
*	Verint Systems Inc.	550,597	30,619
	DST Systems Inc.	333,307	27,971
	CDW Corp.	882,535	27,403
	Lexmark International Inc. Class A	579,035	24,609

Leidos Holdings Inc.	697,132	23,933
* Microsemi Corp.	888,520	22,577
* Tech Data Corp.	356,594	20,989
j2 Global Inc.	422,373	20,848
Compuware Corp.	1,948,197	20,670
Diebold Inc.	541,700	19,133
* CommScope Holding Co. Inc.	784,939	18,768
* Rovi Corp.	884,181	17,458
* Fairchild Semiconductor International Inc. Class A	1,119,230	17,382
Intersil Corp. Class A	1,206,705	17,147
Science Applications International Corp.	380,105	16,812
* SYNNEX Corp.	255,667	16,524
MKS Instruments Inc.	494,756	16,515
* Polycom Inc.	1,274,651	15,659
* CACI International Inc. Class A	218,958	15,605
* OmniVision Technologies Inc.	536,540	14,197
Cypress Semiconductor Corp.	1,336,297	13,196
* Spansion Inc. Class A	570,698	13,006
* Synaptics Inc.	171,151	12,528
* Cirrus Logic Inc.	579,251	12,077
* PMC-Sierra Inc.	1,550,623	11,568
* Progress Software Corp.	472,359	11,294
* Unisys Corp.	472,291	11,056
* Kulicke & Soffa Industries Inc.	715,081	10,176
ADTRAN Inc.	484,666	9,950
* NETGEAR Inc.	318,127	9,942
Mentor Graphics Corp.	451,594	9,255
* Dycom Industries Inc.	300,798	9,238
* ScanSource Inc.	265,992	9,201
* Cabot Microelectronics Corp.	210,741	8,735
* Insight Enterprises Inc.	382,280	8,651
* Amkor Technology Inc.	995,471	8,372
West Corp.	274,515	8,087
CSG Systems International Inc.	306,687	8,060
* QLogic Corp.	817,640	7,490
* Advanced Energy Industries Inc.	353,323	6,639
Brooks Automation Inc.	590,988	6,211
* Harmonic Inc.	852,848	5,407
Comtech Telecommunications Corp.	142,326	5,287
Micrel Inc.	420,715	5,061
Epiq Systems Inc.	268,619	4,717
^ Ebix Inc.	303,418	4,302
* Digital River Inc.	267,700	3,887
* FormFactor Inc.	525,292	3,766
* Intralinks Holdings Inc.	447,166	3,622
* Emulex Corp.	712,747	3,521
* Mercury Systems Inc.	296,073	3,260
Quality Systems Inc.	210,071	2,893
* Ixia	304,855	2,786
* Benefitfocus Inc.	94,865	2,556
* Pendrell Corp.	1,389,740	1,862
* Calix Inc.	189,573	1,814
* Systemax Inc.	119,739	1,493
* Rightside Group Ltd.	64,293	627
		1,052,973
Telecommunications (0.4%)
Telephone & Data Systems Inc.	846,936	20,293

Consolidated Communications Holdings Inc.			338,364	8,476
* Iridium Communications Inc.			692,978	6,133
* Vonage Holdings Corp.			1,653,261	5,423
Atlantic Tele-Network Inc.			88,874	4,790
* United States Cellular Corp.			119,259	4,231
EarthLink Holdings Corp.			951,482	3,254
* Intelsat SA			186,545	3,197
				55,797
Utilities (6.0%)
AGL Resources Inc.			1,113,221	57,153
UGI Corp.			1,606,138	54,753
Atmos Energy Corp.			935,156	44,607
Westar Energy Inc. Class A			1,208,564	41,236
Aqua America Inc.			1,651,142	38,851
TECO Energy Inc.			2,175,167	37,804
Questar Corp.			1,633,541	36,412
Great Plains Energy Inc.			1,436,054	34,710
Vectren Corp.			769,083	30,687
Cleco Corp.			562,936	27,105
^ Hawaiian Electric Industries Inc.			956,169	25,386
IDACORP Inc.			468,695	25,127
Piedmont Natural Gas Co. Inc.			728,689	24,433
Portland General Electric Co.			729,165	23,421
Southwest Gas Corp.			433,807	21,074
WGL Holdings Inc.			483,830	20,379
Black Hills Corp.			415,815	19,909
New Jersey Resources Corp.			393,165	19,859
UIL Holdings Corp.			526,816	18,649
PNM Resources Inc.			742,069	18,485
Laclede Group Inc.			382,174	17,733
ALLETE Inc.			397,173	17,631
Avista Corp.			570,485	17,417
ONE Gas Inc.			484,435	16,592
NorthWestern Corp.			364,719	16,544
South Jersey Industries Inc.			308,774	16,476
El Paso Electric Co.			376,044	13,745
* Dynegy Inc. Class A			444,372	12,825
MGE Energy Inc.			323,225	12,043
American States Water Co.			361,046	10,983
Northwest Natural Gas Co.			253,401	10,706
Empire District Electric Co.			404,440	9,767
California Water Service Group			423,543	9,504
Ormat Technologies Inc.			85,047	2,234
Atlantic Power Corp.			561,511	1,336
				805,576
Total Common Stocks (Cost $10,879,141)				13,318,952
	Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund	0.109%		123,667,925	123,668

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.077%	10/20/14	3,000	3,000

Total Temporary Cash Investments (Cost $126,668)	126,668
Total Investments (100.5%) (Cost $11,005,809)	13,445,620
Other Assets and Liabilities-Net (-0.5%)[3]	(65,625)
Net Assets (100%)	13,379,995

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $70,877,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $75,920,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $2,700,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,317,756	—	1,196
Temporary Cash Investments	123,668	3,000	—
Futures Contracts—Liabilities[1]	(747)	—	—
Total	13,440,677	3,000	1,196
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing

Small-Cap Value Index Fund

transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2014	423	46,386	(1,951)
E-mini S&P MidCap 400 Index	December 2014	71	9,695	(409)
				(2,360)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $11,011,247,000. Net unrealized appreciation of investment securities for tax purposes was $2,434,373,000, consisting of unrealized gains of $2,853,852,000 on securities that had risen in value since their purchase and $419,479,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.0%)
	Royal Gold Inc.	722,237	46,902
	NewMarket Corp.	120,568	45,939
	Cytec Industries Inc.	842,994	39,865
	US Silica Holdings Inc.	632,203	39,519
*	Platform Specialty Products Corp.	1,450,760	36,298
	Carpenter Technology Corp.	593,374	26,791
*	KapStone Paper and Packaging Corp.	957,230	26,774
*	Stillwater Mining Co.	1,409,119	21,179
*	Polypore International Inc.	527,179	20,513
	Balchem Corp.	358,934	20,305
	Globe Specialty Metals Inc.	736,514	13,397
*	Calgon Carbon Corp.	593,380	11,500
*	Intrepid Potash Inc.	669,876	10,350
*	Horsehead Holding Corp.	595,303	9,840
*	RTI International Metals Inc.	360,518	8,890
*	SunCoke Energy Inc.	386,498	8,677
	Deltic Timber Corp.	133,248	8,304
^	Rayonier Advanced Materials Inc.	250,060	8,229
*	Ferro Corp.	511,959	7,418
	Haynes International Inc.	146,217	6,725
*	Coeur Mining Inc.	1,218,869	6,046
	Hecla Mining Co.	2,057,503	5,103
*	Rentech Inc.	2,543,397	4,349
*,^ Allied Nevada Gold Corp.		1,102,017	3,648
	American Vanguard Corp.	291,095	3,260
*,^ Molycorp Inc.		2,005,478	2,386
	Gold Resource Corp.	273,892	1,402
			443,609
Consumer Goods (8.4%)
	Harman International Industries Inc.	799,534	78,386
*	WhiteWave Foods Co. Class A	2,044,575	74,279
*	Middleby Corp.	672,240	59,244
*	Toll Brothers Inc.	1,878,482	58,533
*	Hain Celestial Group Inc.	561,610	57,481
	Brunswick Corp.	1,090,578	45,957
	Carter's Inc.	592,719	45,948
	Gentex Corp.	1,630,740	43,655
*	Tempur Sealy International Inc.	715,089	40,167
*	Kate Spade & Co.	1,489,804	39,078
	Flowers Foods Inc.	2,091,150	38,393
*	Deckers Outdoor Corp.	386,214	37,532
*	Darling Ingredients Inc.	1,933,189	35,416
	Wolverine World Wide Inc.	1,131,787	28,363
	Nu Skin Enterprises Inc. Class A	591,043	26,615
	Pool Corp.	491,292	26,490
*	Boston Beer Co. Inc. Class A	103,904	23,042
*	Zynga Inc. Class A	8,406,795	22,698
*	Steven Madden Ltd.	689,525	22,223

*	TRI Pointe Homes Inc.	1,704,714	22,059
^	Vector Group Ltd.	866,632	19,222
*	Post Holdings Inc.	526,149	17,458
	Ryland Group Inc.	523,534	17,402
	B&G Foods Inc.	629,997	17,356
*	G-III Apparel Group Ltd.	205,054	16,991
*	Gentherm Inc.	395,541	16,704
*	TiVo Inc.	1,280,908	16,389
	J&J Snack Foods Corp.	175,083	16,381
*,^ GoPro Inc. Class A		164,136	15,380
*	Meritage Homes Corp.	413,360	14,674
*	Dorman Products Inc.	360,081	14,425
*	Standard Pacific Corp.	1,804,019	13,512
*	Tumi Holdings Inc.	637,311	12,969
*	Skechers U.S.A. Inc. Class A	238,559	12,718
*	Select Comfort Corp.	599,362	12,539
	Interface Inc. Class A	741,280	11,964
	MDC Holdings Inc.	458,441	11,608
	WD-40 Co.	165,806	11,268
	Drew Industries Inc.	263,570	11,120
	Oxford Industries Inc.	173,748	10,597
	Lancaster Colony Corp.	120,246	10,255
*,^ iRobot Corp.		312,185	9,506
*	Boulder Brands Inc.	680,307	9,273
*	Annie's Inc.	200,679	9,211
*	Blount International Inc.	580,714	8,786
	Snyder's-Lance Inc.	309,218	8,194
*	Diamond Foods Inc.	258,669	7,401
*	Vince Holding Corp.	194,850	5,896
*	USANA Health Sciences Inc.	68,991	5,082
*	DTS Inc.	200,747	5,069
*	Vera Bradley Inc.	238,748	4,937
*	RealD Inc.	500,436	4,689
*	LeapFrog Enterprises Inc.	775,644	4,646
	Phibro Animal Health Corp. Class A	173,994	3,899
*	Revlon Inc. Class A	122,536	3,883
*	Taylor Morrison Home Corp. Class A	192,957	3,130
*	National Beverage Corp.	135,379	2,640
			1,222,733
Consumer Services (13.7%)
*	Spirit Airlines Inc.	854,106	59,053
	Dunkin' Brands Group Inc.	1,230,932	55,170
*	Pandora Media Inc.	2,181,887	52,714
	Dick's Sporting Goods Inc.	1,147,520	50,353
*	Sally Beauty Holdings Inc.	1,821,657	49,859
	Domino's Pizza Inc.	647,065	49,798
*	Panera Bread Co. Class A	301,493	49,059
*	Yelp Inc. Class A	688,037	46,959
*	Madison Square Garden Co. Class A	709,387	46,905
	Lamar Advertising Co. Class A	947,030	46,641
*	Groupon Inc. Class A	6,655,820	44,461
	CBS Outdoor Americas Inc.	1,408,838	42,181
*	Copart Inc.	1,331,858	41,707
	GNC Holdings Inc. Class A	1,056,489	40,928
*	Live Nation Entertainment Inc.	1,647,866	39,582
*	AMC Networks Inc. Class A	675,863	39,484
*	Bally Technologies Inc.	461,058	37,207

	Vail Resorts Inc.	424,724	36,849
*,^ SolarCity Corp.		598,480	35,669
*	United Natural Foods Inc.	553,761	34,034
*	HomeAway Inc.	937,908	33,296
*	Cabela's Inc.	542,247	31,938
	Lions Gate Entertainment Corp.	965,681	31,839
*	Restoration Hardware Holdings Inc.	392,858	31,252
*	Buffalo Wild Wings Inc.	222,110	29,823
	DSW Inc. Class A	973,619	29,316
	Six Flags Entertainment Corp.	838,915	28,850
	Sotheby's	728,947	26,038
	Chico's FAS Inc.	1,709,114	25,244
	Cheesecake Factory Inc.	523,439	23,816
*	Five Below Inc.	573,342	22,710
	HSN Inc.	368,494	22,615
	Rollins Inc.	769,958	22,544
*	Grand Canyon Education Inc.	548,163	22,349
*	Shutterfly Inc.	429,199	20,919
*	DreamWorks Animation SKG Inc. Class A	766,722	20,909
*	Life Time Fitness Inc.	413,095	20,837
	Texas Roadhouse Inc. Class A	734,473	20,448
*	Ascena Retail Group Inc.	1,518,348	20,194
*	Genesco Inc.	267,493	19,995
	PriceSmart Inc.	230,458	19,736
	Allegiant Travel Co. Class A	157,207	19,440
*	ANN Inc.	456,406	18,772
*,^ WebMD Health Corp.		436,414	18,246
*,^ Fresh Market Inc.		511,344	17,861
*	Marriott Vacations Worldwide Corp.	274,639	17,415
*	Lumber Liquidators Holdings Inc.	302,291	17,345
	Monro Muffler Brake Inc.	351,850	17,075
*	Vitamin Shoppe Inc.	362,573	16,095
	Morningstar Inc.	236,218	16,039
	Jack in the Box Inc.	229,098	15,622
	Churchill Downs Inc.	152,811	14,899
*	Bright Horizons Family Solutions Inc.	348,782	14,670
	Papa John's International Inc.	360,351	14,410
	Finish Line Inc. Class A	561,023	14,042
*	comScore Inc.	381,095	13,876
*	Burlington Stores Inc.	347,780	13,863
*	Sonic Corp.	603,075	13,485
*	Krispy Kreme Doughnuts Inc.	753,790	12,935
*	Hibbett Sports Inc.	300,533	12,812
	Pier 1 Imports Inc.	1,041,837	12,387
*	Caesars Acquisition Co. Class A	1,275,144	12,076
*	Popeyes Louisiana Kitchen Inc.	275,937	11,175
*	La Quinta Holdings Inc.	537,047	10,199
*	ServiceMaster Global Holdings Inc.	420,745	10,182
*	Constant Contact Inc.	372,210	10,102
*	Mattress Firm Holding Corp.	160,144	9,618
*	Ascent Capital Group Inc. Class A	149,417	8,995
*,^ Conn's Inc.		296,988	8,990
*	Media General Inc.	671,947	8,809
*	Bloomin' Brands Inc.	479,143	8,788
*	Pinnacle Entertainment Inc.	333,366	8,364
*	Bankrate Inc.	735,564	8,356
*	BJ's Restaurants Inc.	231,139	8,319

	Interval Leisure Group Inc.	435,588	8,298
*	Diamond Resorts International Inc.	354,598	8,071
*	Zumiez Inc.	256,432	7,206
	Nexstar Broadcasting Group Inc. Class A	172,193	6,960
*	Francesca's Holdings Corp.	497,223	6,926
	ClubCorp Holdings Inc.	341,773	6,777
*	GrubHub Inc.	188,853	6,466
*	Belmond Ltd. Class A	551,527	6,431
*,^ Clean Energy Fuels Corp.		794,064	6,194
*	RetailMeNot Inc.	380,135	6,143
*	Scientific Games Corp. Class A	548,835	5,911
*	K12 Inc.	362,370	5,783
	AMC Entertainment Holdings Inc.	240,435	5,528
*	Global Eagle Entertainment Inc.	462,053	5,184
	National CineMedia Inc.	341,682	4,958
*	American Public Education Inc.	183,457	4,952
*,^ Container Store Group Inc.		197,050	4,290
	Sabre Corp.	233,044	4,175
*	Blue Nile Inc.	138,292	3,948
*	Cumulus Media Inc. Class A	881,810	3,554
*,^ Noodles & Co. Class A		182,143	3,495
*	Angie's List Inc.	513,080	3,268
*	Michaels Cos. Inc.	167,884	2,935
*,^ Tile Shop Holdings Inc.		299,734	2,773
*,^ SFX Entertainment Inc.		521,969	2,620
^	World Wrestling Entertainment Inc. Class A	185,962	2,561
*,^ El Pollo Loco Holdings Inc.		62,892	2,258
*	Coupons.com Inc.	184,111	2,202
*,^ Potbelly Corp.		157,242	1,833
*	Smart & Final Stores Inc.	62,738	905
*	Travelzoo Inc.	38,675	599
*,^ Fairway Group Holdings Corp.		111,082	415
			2,002,162
Financials (18.2%)
	Duke Realty Corp.	4,005,586	68,816
	WP Carey Inc.	1,050,381	66,983
*	SVB Financial Group	595,617	66,763
	Extra Space Storage Inc.	1,294,046	66,734
*	Signature Bank	561,192	62,887
	DDR Corp.	3,588,064	60,028
*	Howard Hughes Corp.	395,499	59,325
	Regency Centers Corp.	1,084,360	58,371
	Kilroy Realty Corp.	976,602	58,049
	CBOE Holdings Inc.	1,000,390	53,546
	Taubman Centers Inc.	706,186	51,552
	Waddell & Reed Financial Inc. Class A	942,045	48,694
	BioMed Realty Trust Inc.	2,291,128	46,281
	American Campus Communities Inc.	1,231,939	44,904
	RLJ Lodging Trust	1,550,728	44,149
	LaSalle Hotel Properties	1,221,789	41,834
	Douglas Emmett Inc.	1,610,227	41,335
	Weingarten Realty Investors	1,291,690	40,688
	Investors Bancorp Inc.	3,983,211	40,350
	Equity Lifestyle Properties Inc.	935,731	39,638
*	Zillow Inc. Class A	340,437	39,487
	Home Properties Inc.	673,217	39,208
*	E*TRADE Financial Corp.	1,694,893	38,288

Tanger Factory Outlet Centers Inc.	1,069,384	34,990
* Stifel Financial Corp.	732,825	34,362
Sunstone Hotel Investors Inc.	2,411,890	33,332
Post Properties Inc.	638,702	32,791
Gaming and Leisure Properties Inc.	1,055,126	32,603
Healthcare Trust of America Inc. Class A	2,805,732	32,547
* Strategic Hotels & Resorts Inc.	2,759,127	32,144
* Portfolio Recovery Associates Inc.	587,874	30,705
CubeSmart	1,657,308	29,798
DCT Industrial Trust Inc.	3,914,816	29,400
Pebblebrook Hotel Trust	785,379	29,326
* Texas Capital Bancshares Inc.	506,069	29,190
Sovran Self Storage Inc.	390,650	29,049
Colony Financial Inc.	1,286,823	28,799
Healthcare Realty Trust Inc.	1,144,262	27,096
Sun Communities Inc.	525,401	26,533
MarketAxess Holdings Inc.	418,263	25,874
Omega Healthcare Investors Inc.	746,866	25,535
Spirit Realty Capital Inc.	2,223,986	24,397
^ Ryman Hospitality Properties Inc.	509,091	24,080
Medical Properties Trust Inc.	1,932,989	23,699
PacWest Bancorp	568,337	23,433
Glimcher Realty Trust	1,706,567	23,107
^ Lexington Realty Trust	2,172,294	21,267
Chambers Street Properties	2,781,838	20,947
* Western Alliance Bancorp	875,875	20,933
DuPont Fabros Technology Inc.	772,794	20,896
Financial Engines Inc.	607,551	20,787
* Trulia Inc.	416,031	20,344
Kennedy-Wilson Holdings Inc.	836,109	20,033
* Blackhawk Network Holdings Inc. Class B	614,868	19,860
Alexander & Baldwin Inc.	543,642	19,555
Home BancShares Inc.	663,098	19,502
NRG Yield Inc. Class A	406,049	19,105
Artisan Partners Asset Management Inc. Class A	362,981	18,893
Chesapeake Lodging Trust	636,881	18,565
* First Cash Financial Services Inc.	317,524	17,775
Virtus Investment Partners Inc.	101,694	17,664
Equity One Inc.	798,428	17,270
* Ocwen Financial Corp.	652,656	17,087
Evercore Partners Inc. Class A	361,983	17,013
PS Business Parks Inc.	221,153	16,839
Education Realty Trust Inc.	1,637,199	16,830
* Altisource Portfolio Solutions SA	166,613	16,795
Hudson Pacific Properties Inc.	669,053	16,499
* Hilltop Holdings Inc.	794,069	15,921
Washington Prime Group Inc.	910,765	15,920
Retail Opportunity Investments Corp.	1,069,412	15,720
Ramco-Gershenson Properties Trust	906,624	14,733
Greenhill & Co. Inc.	315,689	14,676
Cousins Properties Inc.	1,227,065	14,664
Sabra Health Care REIT Inc.	593,966	14,445
Hersha Hospitality Trust Class A	2,238,711	14,261
* WisdomTree Investments Inc.	1,251,964	14,247
STAG Industrial Inc.	648,893	13,439
* Liberty TripAdvisor Holdings Inc. Class A	394,792	13,384
* Springleaf Holdings Inc.	404,335	12,911

	TFS Financial Corp.	890,392	12,750
	FelCor Lodging Trust Inc.	1,313,167	12,291
*	Encore Capital Group Inc.	270,791	11,999
*	St. Joe Co.	595,935	11,877
*	Kite Realty Group Trust	488,176	11,833
*	Altisource Asset Management Corp.	16,284	10,992
	HFF Inc. Class A	375,883	10,882
	Investors Real Estate Trust	1,345,378	10,359
	ViewPoint Financial Group Inc.	422,499	10,115
*,^ Walter Investment Management Corp.		420,423	9,228
*,^ Nationstar Mortgage Holdings Inc.		266,922	9,139
	Alexander's Inc.	23,966	8,961
	National Bank Holdings Corp. Class A	436,859	8,353
	Cohen & Steers Inc.	210,153	8,078
	Aviv REIT Inc.	304,958	8,036
	Altisource Residential Corp.	319,656	7,672
	Silver Bay Realty Trust Corp.	430,481	6,978
*	Capital Bank Financial Corp.	289,003	6,901
*	Ladder Capital Corp. Class A	357,625	6,759
*	Credit Acceptance Corp.	50,908	6,418
*	PICO Holdings Inc.	267,180	5,330
*	Tejon Ranch Co.	169,148	4,743
	Talmer Bancorp Inc. Class A	333,091	4,607
	GAMCO Investors Inc.	53,758	3,803
	Northfield Bancorp Inc.	277,636	3,781
*	CareTrust REIT Inc.	262,399	3,752
*	Forestar Group Inc.	194,591	3,448
	Employers Holdings Inc.	175,065	3,370
*	PennyMac Financial Services Inc. Class A	227,097	3,327
	Moelis & Co.	88,880	3,035
*	NewStar Financial Inc.	252,979	2,844
	Universal Health Realty Income Trust	67,975	2,833
	Urstadt Biddle Properties Inc. Class A	132,282	2,685
*	Blackhawk Network Holdings Inc.	5,350	173
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	28,628	59
			2,666,891
Health Care (14.1%)
	Cooper Cos. Inc.	562,811	87,658
*	Medivation Inc.	856,506	84,683
*	Alkermes plc	1,712,118	73,399
*	Puma Biotechnology Inc.	300,569	71,707
*	Brookdale Senior Living Inc.	2,136,194	68,828
*	United Therapeutics Corp.	527,228	67,828
*	MEDNAX Inc.	1,176,904	64,518
*	Cubist Pharmaceuticals Inc.	889,158	58,987
*	Salix Pharmaceuticals Ltd.	355,123	55,484
*	Centene Corp.	653,363	54,040
*	Isis Pharmaceuticals Inc.	1,382,239	53,672
*	Sirona Dental Systems Inc.	678,131	51,999
*	Seattle Genetics Inc.	1,159,444	43,108
*	Align Technology Inc.	806,268	41,668
	Techne Corp.	434,281	40,627
*	PAREXEL International Corp.	642,540	40,538
*	Pacira Pharmaceuticals Inc.	400,276	38,795
*	Cepheid	824,271	36,293
	West Pharmaceutical Services Inc.	789,228	35,326
*	DexCom Inc.	841,745	33,661

*,^ Myriad Genetics Inc.		854,658	32,964
*	Akorn Inc.	855,810	31,040
*	NPS Pharmaceuticals Inc.	1,125,903	29,273
*	Acadia Healthcare Co. Inc.	526,625	25,541
*	Insulet Corp.	655,992	24,173
*	Team Health Holdings Inc.	414,658	24,046
*	ACADIA Pharmaceuticals Inc.	933,902	23,123
*	Air Methods Corp.	413,666	22,979
	Healthcare Services Group Inc.	784,326	22,440
*	Bruker Corp.	1,183,757	21,917
*	Haemonetics Corp.	604,437	21,107
*,^ OPKO Health Inc.		2,421,836	20,610
*	HMS Holdings Corp.	1,029,931	19,414
*	NuVasive Inc.	551,509	19,231
*,^ Exact Sciences Corp.		973,625	18,869
*	Impax Laboratories Inc.	788,483	18,695
*	Ironwood Pharmaceuticals Inc. Class A	1,418,966	18,383
*	Nektar Therapeutics	1,494,525	18,039
*	Thoratec Corp.	660,938	17,667
*	Auxilium Pharmaceuticals Inc.	591,135	17,645
*	Medicines Co.	764,575	17,065
*	Synageva BioPharma Corp.	247,703	17,037
*,^ MannKind Corp.		2,834,448	16,752
*	Acorda Therapeutics Inc.	490,002	16,601
*	Globus Medical Inc.	827,525	16,277
*	Neogen Corp.	409,674	16,182
^	Theravance Inc.	945,137	16,152
*	Cyberonics Inc.	296,858	15,187
*,^ Keryx Biopharmaceuticals Inc.		1,077,939	14,822
*	HeartWare International Inc.	189,629	14,721
	Cantel Medical Corp.	388,523	13,357
	Abaxis Inc.	251,168	12,737
*	Lannett Co. Inc.	271,385	12,397
*	Masimo Corp.	578,650	12,314
*,^ Arena Pharmaceuticals Inc.		2,580,804	10,814
*	Halozyme Therapeutics Inc.	1,176,820	10,709
*,^ ARIAD Pharmaceuticals Inc.		1,975,871	10,670
*,^ ImmunoGen Inc.		1,007,352	10,668
*	ABIOMED Inc.	427,468	10,614
*	Aegerion Pharmaceuticals Inc.	312,099	10,418
*	ICU Medical Inc.	161,283	10,351
*,^ Merrimack Pharmaceuticals Inc.		1,104,962	9,702
*	Tornier NV	401,896	9,605
	Analogic Corp.	145,244	9,290
*	Quidel Corp.	342,300	9,198
*	Sarepta Therapeutics Inc.	432,329	9,122
*	IPC The Hospitalist Co. Inc.	201,759	9,037
*	Luminex Corp.	451,774	8,810
	Meridian Bioscience Inc.	487,959	8,632
*	NxStage Medical Inc.	653,136	8,576
*	Bio-Reference Laboratories Inc.	292,815	8,216
*	Sagent Pharmaceuticals Inc.	262,856	8,175
*	Endologix Inc.	746,639	7,914
*,^ Intrexon Corp.		412,439	7,663
*	Emergent Biosolutions Inc.	352,922	7,521
*	Theravance Biopharma Inc.	284,809	6,565
*	Volcano Corp.	603,982	6,426

*	Momenta Pharmaceuticals Inc.	557,878	6,326
*,^ Accuray Inc.		859,553	6,240
*	Catalent Inc.	233,242	5,838
*	HealthStream Inc.	242,699	5,827
*	Healthways Inc.	354,494	5,679
*	Epizyme Inc.	198,307	5,376
*	Spectrum Pharmaceuticals Inc.	655,789	5,338
*	Ligand Pharmaceuticals Inc.	110,456	5,190
*	Genomic Health Inc.	166,432	4,712
*	CorVel Corp.	134,542	4,581
	Ensign Group Inc.	117,919	4,104
*,^ Sequenom Inc.		1,369,338	4,067
*,^ VIVUS Inc.		1,030,886	3,979
*	Lexicon Pharmaceuticals Inc.	2,708,718	3,819
*,^ Acceleron Pharma Inc.		111,381	3,368
*,^ Exelixis Inc.		2,058,102	3,149
*	Insys Therapeutics Inc.	80,885	3,137
*	Relypsa Inc.	141,071	2,975
*,^ ZS Pharma Inc.		73,134	2,869
*	Merit Medical Systems Inc.	240,061	2,852
*	BioScrip Inc.	384,755	2,659
*	Dendreon Corp.	890,205	1,282
*	Wright Medical Group Inc. CVR	165,303	364
*	Cubist Pharmaceuticals Inc. Rights Exp. 12/31/2015	83,021	9
			2,064,012
Industrials (17.9%)
*	Kirby Corp.	602,915	71,054
	Waste Connections Inc.	1,384,351	67,169
	Lincoln Electric Holdings Inc.	932,961	64,500
	Acuity Brands Inc.	507,283	59,712
*	Genesee & Wyoming Inc. Class A	618,965	58,994
*	Old Dominion Freight Line Inc.	809,272	57,167
	Eagle Materials Inc.	559,924	57,017
*	CoStar Group Inc.	360,255	56,034
	Jack Henry & Associates Inc.	968,368	53,899
*	Vantiv Inc. Class A	1,714,134	52,967
	Graco Inc.	705,417	51,481
*	WEX Inc.	454,976	50,193
	MSC Industrial Direct Co. Inc. Class A	575,178	49,155
	Nordson Corp.	635,262	48,324
*	Hexcel Corp.	1,131,025	44,902
	AO Smith Corp.	902,448	42,668
*	Zebra Technologies Corp.	596,076	42,304
*	USG Corp.	1,527,751	41,998
*	Cognex Corp.	967,452	38,959
	Toro Co.	653,523	38,708
	Fortune Brands Home & Security Inc.	930,287	38,244
	Landstar System Inc.	524,632	37,873
*	HD Supply Holdings Inc.	1,378,500	37,578
	CLARCOR Inc.	592,396	37,368
^	Valmont Industries Inc.	276,722	37,338
	Manitowoc Co. Inc.	1,588,515	37,251
	FEI Co.	492,575	37,150
	Air Lease Corp. Class A	1,141,883	37,111
	National Instruments Corp.	1,195,318	36,971
	Packaging Corp. of America	577,481	36,855
	Woodward Inc.	691,932	32,950

*	Clean Harbors Inc.	605,124	32,628
	MAXIMUS Inc.	747,200	29,985
*	IPG Photonics Corp.	397,730	27,356
*	Genpact Ltd.	1,650,877	26,942
	Watsco Inc.	300,178	25,869
*	DigitalGlobe Inc.	886,658	25,270
	Corporate Executive Board Co.	395,959	23,785
*	MasTec Inc.	720,334	22,057
*	MWI Veterinary Supply Inc.	143,346	21,273
*	XPO Logistics Inc.	543,105	20,459
*	Navistar International Corp.	620,595	20,424
*	Advisory Board Co.	426,061	19,850
	Lennox International Inc.	256,521	19,719
	Heartland Payment Systems Inc.	401,268	19,148
	Mueller Industries Inc.	665,764	19,001
*	Vistaprint NV	341,905	18,733
*	Cardtronics Inc.	522,089	18,378
*	Proto Labs Inc.	256,553	17,702
*	EnPro Industries Inc.	281,590	17,045
*	WageWorks Inc.	371,762	16,926
*	Huron Consulting Group Inc.	275,767	16,814
*	Hub Group Inc. Class A	410,019	16,618
	EVERTEC Inc.	738,760	16,504
	Franklin Electric Co. Inc.	474,555	16,486
*,^ NeuStar Inc. Class A		658,436	16,349
	Forward Air Corp.	361,891	16,224
	Heartland Express Inc.	669,808	16,049
*,^ Universal Display Corp.		490,932	16,024
*	Veeco Instruments Inc.	448,562	15,677
	HEICO Corp. Class A	388,915	15,673
*	On Assignment Inc.	575,506	15,452
*	Measurement Specialties Inc.	180,372	15,442
	H&E Equipment Services Inc.	371,927	14,981
	RBC Bearings Inc.	261,415	14,822
	Tennant Co.	215,774	14,476
*	Armstrong World Industries Inc.	257,505	14,420
*	ExamWorks Group Inc.	438,139	14,349
	Simpson Manufacturing Co. Inc.	488,680	14,245
*	OSI Systems Inc.	220,687	14,009
*	Knowles Corp.	499,090	13,226
*	Outerwall Inc.	233,076	13,076
	Apogee Enterprises Inc.	324,862	12,929
*	LifeLock Inc.	871,295	12,451
	HEICO Corp.	266,416	12,442
*	Trex Co. Inc.	356,576	12,327
*	TriMas Corp.	504,729	12,280
	AZZ Inc.	285,986	11,946
*	Rogers Corp.	214,328	11,737
	Primoris Services Corp.	424,470	11,393
*	Louisiana-Pacific Corp.	830,000	11,280
^	Sturm Ruger & Co. Inc.	227,930	11,098
*	Wabash National Corp.	809,686	10,785
^	Lindsay Corp.	141,956	10,611
*	Swift Transportation Co.	504,548	10,585
	Raven Industries Inc.	428,393	10,453
	Exponent Inc.	145,918	10,343
*	FARO Technologies Inc.	202,431	10,273

	Sun Hydraulics Corp.	263,936	9,921
*	TriNet Group Inc.	365,110	9,402
*	Coherent Inc.	146,355	8,982
*	ExlService Holdings Inc.	365,424	8,920
*	DXP Enterprises Inc.	118,720	8,747
*	Thermon Group Holdings Inc.	356,767	8,712
*	Team Inc.	228,374	8,658
	American Railcar Industries Inc.	112,777	8,336
	Badger Meter Inc.	161,055	8,125
	Quanex Building Products Corp.	441,478	7,986
*	RPX Corp.	567,515	7,792
*	II-VI Inc.	655,989	7,721
	AAON Inc.	453,159	7,708
*	Roadrunner Transportation Systems Inc.	334,697	7,628
	Mueller Water Products Inc. Class A	893,153	7,395
*	Imperva Inc.	248,797	7,148
*	Aerovironment Inc.	232,090	6,979
	Gorman-Rupp Co.	216,631	6,508
*	Ambarella Inc.	148,252	6,474
*,^ Smith & Wesson Holding Corp.		630,051	5,948
	Albany International Corp.	168,638	5,740
*,^ Bazaarvoice Inc.		691,408	5,109
*	Taminco Corp.	176,797	4,614
	Acacia Research Corp.	279,298	4,324
*	Nortek Inc.	50,444	3,758
*	Mistras Group Inc.	183,617	3,746
*	M/A-COM Technology Solutions Holdings Inc.	166,749	3,642
*	InnerWorkings Inc.	397,179	3,213
*	GrafTech International Ltd.	679,188	3,111
	Griffon Corp.	252,015	2,870
*	Advanced Drainage Systems Inc.	134,043	2,808
*,^ Nuverra Environmental Solutions Inc.		189,714	2,798
	Landauer Inc.	55,771	1,841
*	CDK Global Inc.	53,750	1,644
*	Ply Gem Holdings Inc.	122,274	1,325
*	Continental Building Products Inc.	77,379	1,130
*	Paylocity Holding Corp.	43,468	854
			2,611,910
Oil & Gas (7.3%)
	Targa Resources Corp.	445,455	60,658
*	Gulfport Energy Corp.	1,003,783	53,602
*	Oasis Petroleum Inc.	1,128,164	47,169
*	Athlon Energy Inc.	742,661	43,245
*	Kodiak Oil & Gas Corp.	3,137,770	42,580
*	Diamondback Energy Inc.	565,121	42,260
	SemGroup Corp. Class A	500,639	41,688
*	Dril-Quip Inc.	445,832	39,857
	Rowan Cos. plc Class A	1,461,691	36,995
*	Rosetta Resources Inc.	721,792	32,163
*	Atwood Oceanics Inc.	717,565	31,350
*	Carrizo Oil & Gas Inc.	486,357	26,176
*,^ SandRidge Energy Inc.		5,510,159	23,639
	Tidewater Inc.	583,729	22,783
*	Laredo Petroleum Inc.	1,012,655	22,694
*	Forum Energy Technologies Inc.	716,142	21,921
*	Chart Industries Inc.	357,784	21,871
*	Rice Energy Inc.	799,899	21,277

*	PDC Energy Inc.	421,082	21,176
*,^ SunPower Corp. Class A		615,811	20,864
*	Bonanza Creek Energy Inc.	363,261	20,670
*	Matador Resources Co.	774,898	20,031
*	NOW Inc.	628,190	19,103
	RPC Inc.	770,740	16,925
*,^ GT Advanced Technologies Inc.		1,533,940	16,613
	Exterran Holdings Inc.	373,670	16,557
*	Sanchez Energy Corp.	616,922	16,200
*	C&J Energy Services Inc.	519,723	15,878
*	Flotek Industries Inc.	601,309	15,676
*	Memorial Resource Development Corp.	568,124	15,402
	Pattern Energy Group Inc. Class A	464,050	14,348
^	CARBO Ceramics Inc.	230,547	13,655
*	Parsley Energy Inc. Class A	597,312	12,741
*	Hornbeck Offshore Services Inc.	383,626	12,556
*	Magnum Hunter Resources Corp.	2,223,810	12,387
*	Bill Barrett Corp.	553,522	12,200
	Energy XXI Bermuda Ltd.	1,046,825	11,881
*,^ Halcon Resources Corp.		2,721,999	10,779
*	Penn Virginia Corp.	839,147	10,666
*	Pioneer Energy Services Corp.	741,894	10,401
*	Northern Oil and Gas Inc.	680,569	9,678
	Comstock Resources Inc.	505,577	9,414
*	RSP Permian Inc.	362,919	9,276
	Gulfmark Offshore Inc.	285,009	8,935
*	Rex Energy Corp.	573,248	7,263
*	Clayton Williams Energy Inc.	71,219	6,869
*	Eclipse Resources Corp.	377,257	6,270
*,^ Goodrich Petroleum Corp.		417,182	6,183
*	Approach Resources Inc.	417,681	6,056
*,^ Solazyme Inc.		696,673	5,197
*	Resolute Energy Corp.	822,841	5,159
*	Geospace Technologies Corp.	146,359	5,144
*	EP Energy Corp. Class A	215,562	3,768
*	PetroQuest Energy Inc.	659,263	3,705
*	Jones Energy Inc.	132,223	2,483
*	Midstates Petroleum Co. Inc.	371,245	1,875
*,^ Quicksilver Resources Inc.		730,915	441
			1,066,353
Technology (16.1%)
*	Palo Alto Networks Inc.	723,912	71,016
*	Concur Technologies Inc.	535,689	67,936
	IAC/InterActiveCorp	911,038	60,037
*	athenahealth Inc.	445,738	58,699
*	Cadence Design Systems Inc.	3,405,287	58,605
*	SunEdison Inc.	2,999,142	56,624
*	PTC Inc.	1,377,218	50,819
	Solera Holdings Inc.	807,766	45,526
*	Ultimate Software Group Inc.	315,175	44,600
*	Informatica Corp.	1,291,424	44,218
*	TIBCO Software Inc.	1,750,586	41,366
*	Aspen Technology Inc.	1,071,517	40,418
*	TriQuint Semiconductor Inc.	2,052,929	39,149
*	Fortinet Inc.	1,538,185	38,862
*	Atmel Corp.	4,668,232	37,719
*	SS&C Technologies Holdings Inc.	833,293	36,573

*	Tableau Software Inc. Class A	488,704	35,504
*	JDS Uniphase Corp.	2,700,724	34,569
*	Guidewire Software Inc.	764,603	33,903
*	Riverbed Technology Inc.	1,781,379	33,036
*	International Rectifier Corp.	839,847	32,956
*	Tyler Technologies Inc.	366,374	32,388
*	SolarWinds Inc.	752,371	31,637
*	Cavium Inc.	629,380	31,299
*	Manhattan Associates Inc.	881,612	29,464
*	Qlik Technologies Inc.	1,055,786	28,548
*	Integrated Device Technology Inc.	1,746,916	27,863
*	ViaSat Inc.	493,578	27,206
*	Allscripts Healthcare Solutions Inc.	2,009,442	26,957
*	Medidata Solutions Inc.	602,651	26,691
*	Aruba Networks Inc.	1,212,766	26,172
*	CommVault Systems Inc.	505,404	25,472
*	ACI Worldwide Inc.	1,339,344	25,126
*	EchoStar Corp. Class A	511,900	24,960
*	Dealertrack Technologies Inc.	569,377	24,717
*,^ Advanced Micro Devices Inc.		7,190,062	24,518
*	Freescale Semiconductor Ltd.	1,248,257	24,379
*	Electronics For Imaging Inc.	546,170	24,124
	Plantronics Inc.	503,007	24,034
*	Semtech Corp.	789,783	21,443
	Blackbaud Inc.	542,082	21,298
	Fair Isaac Corp.	377,343	20,792
*	Sapient Corp.	1,414,479	19,803
*	Ciena Corp.	1,177,712	19,691
*	Finisar Corp.	1,168,516	19,432
*	Cornerstone OnDemand Inc.	564,104	19,411
	Monolithic Power Systems Inc.	431,826	19,022
*	Entegris Inc.	1,637,229	18,828
*	NetScout Systems Inc.	409,636	18,761
*	Silicon Laboratories Inc.	458,795	18,645
	InterDigital Inc.	467,507	18,616
*	Demandware Inc.	360,493	18,356
*	EPAM Systems Inc.	418,566	18,329
	Power Integrations Inc.	335,660	18,095
*	Synchronoss Technologies Inc.	392,960	17,990
*,^ InvenSense Inc.		834,705	16,469
	Cogent Communications Holdings Inc.	489,685	16,458
*	Envestnet Inc.	360,923	16,242
	Advent Software Inc.	514,443	16,236
*	Rambus Inc.	1,275,755	15,921
*	Synaptics Inc.	215,645	15,785
*	Syntel Inc.	171,725	15,102
	Tessera Technologies Inc.	554,604	14,741
*	Infinera Corp.	1,379,287	14,717
*	iGATE Corp.	380,374	13,967
*	MicroStrategy Inc. Class A	106,473	13,931
*	MedAssets Inc.	670,215	13,887
*	Proofpoint Inc.	373,224	13,862
*	Shutterstock Inc.	186,648	13,323
	Monotype Imaging Holdings Inc.	459,868	13,024
*	Veeva Systems Inc. Class A	456,160	12,850
*,^ FleetMatics Group plc		418,699	12,770
*	LogMeIn Inc.	274,485	12,646

*	Ruckus Wireless Inc.	922,651	12,327
*	Bottomline Technologies de Inc.	438,946	12,111
	NIC Inc.	689,499	11,873
*	Web.com Group Inc.	585,056	11,678
*,^ Ubiquiti Networks Inc.		310,698	11,661
	Mentor Graphics Corp.	568,319	11,648
*	Super Micro Computer Inc.	395,581	11,638
*	Lattice Semiconductor Corp.	1,391,722	10,438
*	Ellie Mae Inc.	315,868	10,297
*	Marketo Inc.	317,458	10,254
*,^ Gogo Inc.		600,085	10,117
*	Diodes Inc.	418,780	10,017
*	Loral Space & Communications Inc.	138,204	9,924
*	RealPage Inc.	604,382	9,368
*	Sonus Networks Inc.	2,607,479	8,918
*	Infoblox Inc.	575,790	8,493
*	Interactive Intelligence Group Inc.	196,875	8,229
	Pegasystems Inc.	403,054	7,702
*	Nimble Storage Inc.	296,517	7,701
*	LivePerson Inc.	573,255	7,217
	Computer Programs & Systems Inc.	124,913	7,181
*	Ultratech Inc.	314,233	7,149
*	BroadSoft Inc.	337,575	7,103
*	Actua Corp.	436,464	6,992
*	Blucora Inc.	436,012	6,645
*	Applied Micro Circuits Corp.	917,843	6,425
*,^ Endurance International Group Holdings Inc.		380,891	6,197
*	Cray Inc.	228,551	5,997
*	Cvent Inc.	224,406	5,693
*	Comverse Inc.	249,971	5,582
*	Tangoe Inc.	411,857	5,581
*,^ Textura Corp.		208,217	5,497
*	RingCentral Inc. Class A	404,668	5,143
*	Silicon Image Inc.	918,268	4,628
	Forrester Research Inc.	124,671	4,595
*	ChannelAdvisor Corp.	246,684	4,046
*	Inphi Corp.	276,879	3,982
*	Silicon Graphics International Corp.	405,484	3,743
*	Zendesk Inc.	169,319	3,656
	Quality Systems Inc.	265,028	3,649
*	Ixia	382,435	3,495
*	CEVA Inc.	239,246	3,216
*,^ Rocket Fuel Inc.		188,561	2,979
*	Quantum Corp.	2,528,167	2,933
*,^ VirnetX Holding Corp.		482,453	2,895
*	Jive Software Inc.	460,080	2,682
*	Gigamon Inc.	244,107	2,556
*,^ Barracuda Networks Inc.		91,621	2,350
*	Calix Inc.	238,887	2,286
*	Castlight Health Inc. Class B	141,917	1,836
*,^ OPOWER Inc.		87,159	1,644
*	Entropic Communications Inc.	518,774	1,380
*	Vocera Communications Inc.	159,744	1,289
*,^ Millennial Media Inc.		343,779	639
*	MobileIron Inc.	31,134	347
*	Rightside Group Ltd.	5,617	55
			2,361,810

	Telecommunications (0.6%)
*	tw telecom Inc. Class A			1,621,015	67,451
	*,^ Globalstar Inc.			4,121,882	15,086
*	Cincinnati Bell Inc.			2,454,593	8,272
					90,809
	Utilities (0.6%)
	ITC Holdings Corp.			1,826,697	65,085
*	Dynegy Inc. Class A			559,620	16,151
*	TerraForm Power Inc. Class A			228,079	6,582
	Ormat Technologies Inc.			106,796	2,805
	Atlantic Power Corp.			721,289	1,717
					92,340
	Total Common Stocks (Cost $11,478,386)				14,622,629
		Coupon
	Temporary Cash Investments (1.8%)[1]
	Money Market Fund (1.8%)
	[2,3] Vanguard Market Liquidity Fund	0.109%		258,183,312	258,183

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
	[4,5] Fannie Mae Discount Notes	0.080%	10/6/14	5,000	5,000
4	Fannie Mae Discount Notes	0.075%	10/15/14	400	400
	[5,6] Federal Home Loan Bank Discount Notes	0.030%	12/19/14	500	500
					5,900
	Total Temporary Cash Investments (Cost $264,083)				264,083
	Total Investments (101.7%) (Cost $11,742,469)				14,886,712
	Other Assets and Liabilities-Net (-1.7%)[3]				(243,465)
	Net Assets (100%)				14,643,247

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $204,386,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $220,869,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $2,700,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Small-Cap Growth Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,622,629	—	—
Temporary Cash Investments	258,183	5,900	—
Futures Contracts—Liabilities[1]	(311)	—	—
Total	14,880,501	5,900	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Small-Cap Growth Index Fund

($000)

		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2014	170	18,642	(1,043)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $11,742,569,000. Net unrealized appreciation of investment securities for tax purposes was $3,144,143,000, consisting of unrealized gains of $3,754,395,000 on securities that had risen in value since their purchase and $610,252,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014
VANGUARD INDEX FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 19, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.